     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 23, 2012

                                                              FILE NO. 333-93319

                                                                       811-07329

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--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 30                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 165                                                           /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT VL I

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-8335

              (Depositor's Telephone Number, Including Area Code)

                                 LISA M. PROCH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

            INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS
           REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO
         RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on April 30, 2012 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
                        NOTICE TO EXISTING POLICY OWNERS

Prospectuses for policies often undergo certain changes in their terms from year to year to reflect any changes in the policies. The changes include such things as the liberalization of benefits, the exercise of rights reserved under the policy, the alteration of administrative procedures and changes in the investment options available. Any such change may OR MAY NOT apply to policies issued prior to the effective date of the change. This product prospectus reflects the status of the product as of April 30, 2012. Therefore, this prospectus may contain information that is inapplicable to your policy. You should consult your policy to verify whether any particular provision applies to you and which investment options you may elect. In the event of any conflict between this prospectus and your policy, the terms of your policy will control.

                                     PART A

STAG ACCUMULATOR VARIABLE UNIVERSAL LIFE

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES ISSUED BY:
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VLI
P.O. BOX 2999
HARTFORD, CT 06104-2999

TELEPHONE: (800) 231-5453


PROSPECTUS DATED: APRIL 30, 2012


                                                             [THE HARTFORD LOGO]

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This prospectus describes information about Series I of Stag Accumulator
Variable Universal Life insurance Policy (Policy). Policy owners should note that the options, features and charges of the Policy may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your Policy. Some Policy features may not be available in some states.



Stag Accumulator Variable Universal Life is a contract between you and Hartford Life and Annuity Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The Policy is a flexible premium variable universal life insurance Policy. It is:


X Flexible premium, generally, you may decide when to make premium payments and in what amounts.


X Variable, because the value of your life insurance Policy will fluctuate with the performance of the Sub-Accounts you select and the Fixed Account.



You must allocate your Premium Payment to "Sub-Accounts." The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products and certain other non-public investors ("Funds"). These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund even though they may have similar investment strategies and the same portfolio managers as retail mutual funds. This Policy offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following portfolio companies: AllianceBernstein Variable Products Series Fund, Inc., American Funds Insurance Series, Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., Invesco Variable Insurance Funds, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Putnam Variable Trust, and The Universal Institutional Funds, Inc. The Funds are described in greater detail in "The Funds" section of this prospectus.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


New policies are no longer offered for sale. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is au-thorized to make any representations in connection with this offering other than those contained in this prospectus. Replacing any existing life insurance Policy with this Policy may not be to your advantage.


This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov). Prospectuses for the Underlying Funds can be obtained from your financial professional or by logging on to www.hartfordinvestor.com. The prospectuses contain detailed information, including risks, charges and fees, so please read it carefully before you invest or send money.


This life insurance Policy IS NOT:


-   a bank deposit or obligation;

-   federally insured; or

-   endorsed by any bank or governmental agency.

2

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TABLE OF CONTENTS


                                                                           PAGE
--------------------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                                  3
FEE TABLES                                                                     5
ABOUT US                                                                      13
  The Company                                                                 13
  The Separate Account                                                        13
  The Underlying Funds
  The Fixed Account                                                           20
CHARGES AND DEDUCTIONS                                                        20
YOUR POLICY                                                                   22
PREMIUMS                                                                      31
DEATH BENEFITS AND POLICY VALUES                                              34
MAKING WITHDRAWALS FROM YOUR POLICY                                           35
LOANS                                                                         35
LAPSE AND REINSTATEMENT                                                       36
FEDERAL TAX CONSIDERATIONS                                                    38
LEGAL MATTERS                                                                 44
RESTRICTIONS ON FINANCIAL TRANSACTIONS                                        44
FINANCIAL INFORMATION                                                         44
GLOSSARY OF SPECIAL TERMS                                                     45
WHERE YOU CAN FIND MORE INFORMATION                                           46
STATEMENT OF ADDITIONAL INFORMATION

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SUMMARY OF BENEFITS AND RISKS


This section contains a summary of the benefits available under the Policy and the principal risks of purchasing the Policy. It is only a summary and you should read the entire prospectus.


Please note that this prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance Company); the material differences in these policies are described throughout this prospectus.

BENEFITS OF YOUR POLICY


POLICY SUMMARY -- We will pay the Death Benefit to the named Beneficiaries upon the death of the Insured. You, as the Policy Owner, pay the Premiums for the Policy and name the Beneficiary. The Insured is the person whose life is insured under the Policy. You allocate Premiums to the Underlying Funds and can accumulate Account Value on a tax-deferred basis. We deduct Policy fees and charges from the Premiums and the Account Value. You may access the Account Value through loans and withdrawals.



FLEXIBILITY -- The Policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.



DEATH BENEFIT -- While the Policy is in force and when the insured dies, we pay a death benefit to your beneficiary. However, your death benefit will never be less than the Minimum Death Benefit. See Death Benefits and Policy Values. You select one of three death benefit options:


-   LEVEL OPTION: The death benefit equals the current Face Amount.


- RETURN OF ACCOUNT VALUE OPTION: The death benefit is the current Face Amount plus the Account Value of your Policy.


- RETURN OF PREMIUM OPTION: The death benefit is the current Face Amount plus the sum of premiums paid. However, it will be no more than the current Face Amount plus the Option C limit, which is currently $5 million.


The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your Policy under certain circumstances.



INVESTMENT CHOICES -- You may invest in up to 20 different investment choices within your Policy, including the Fixed Account. You may transfer money among your investment choices, subject to restrictions.



PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You can choose a planned premium when you purchase the Policy. You may change your planned premium, subject to certain limitations.



RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the Policy for cancellation after purchase. See "Your Policy and Contract Rights -- Right to Examine a Policy."



SURRENDER -- You may surrender your Policy at any time prior to the maturity date for its Cash Surrender Value. (See "Risks of Your Policy," below). Surrenders may also be subject to a Surrender Charge.



LOANS -- You may use this Policy as collateral to obtain a loan from Us.



NO-LAPSE GUARANTEE -- Generally, your death benefit coverage will last as long as there is enough value in your Policy to pay for the monthly charges we deduct. Since this is a variable life Policy, values of your Policy will fluctuate based on the performance of the underlying investment options you have chosen. Without the No-Lapse Guarantee, your Policy will lapse if the value of your Policy is insufficient to pay your monthly charges. If the No-Lapse Guarantee is available and your Policy Value is insufficient to pay your monthly charges, we will waive any portion of the monthly charges that could not be collected. Therefore, when the No-Lapse Guarantee feature is available, the Policy will not lapse, regardless of the investment performance of the underlying funds. If you take a loan on your Policy, the No-Lapse Guarantee will not protect the Policy from lapsing if there is Policy Indebtedness. Therefore, you should carefully consider the impact of taking Policy loans during the No-Lapse Guarantee Period. (See "Lapse and Reinstatement" for more information).



SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the Policy over a period of time by using one of several settlement options.



OPTIONAL COVERAGE -- You may add other coverages to your Policy. See "Your Policy -- Other Benefits."



TAX BENEFITS -- In most cases, you are not taxed on earnings until you take earnings out of the Policy (commonly known as "tax-deferral"). The death benefit may be subject to Federal and state estate taxes but your beneficiary will generally not be subject to income tax on the death benefit.


RIDERS -- You may add additional benefits to your Policy by selecting from a variety of Riders. Additional charges may apply for some Riders and may be subject to underwriting approval.

RISKS OF YOUR POLICY


This is a brief description of the principal risks of the Policy.



INVESTMENT PERFORMANCE -- The value of your Policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your Policy values in the Sub-Accounts are not guaranteed. Charges and fees may have a significant impact on Policy Account Value and the investment performance of the Sub-Accounts (particularly with policies with lower Account Value). A comprehensive discussion of the risks of the underlying Funds held by each

4

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Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.


UNSUITABLE FOR SHORT-TERM SAVINGS -- The Policy is designed for long term financial planning. You should not purchase the Policy if you will need the premium payment in a short time period.



RISK OF LAPSE -- Your Policy could terminate if the value of the Policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the Policy from terminating.



WITHDRAWAL LIMITATIONS -- One partial withdrawal is allowed each month. The minimum allowed is $500, and the maximum allowed is the Cash Surrender Value minus $1,000. Withdrawals will reduce your Policy's death benefit, may increase the risk of Policy lapse, may result in a partial surrender charge and may be subject to a withdrawal charge.


TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.


LOANS -- Using your Policy as collateral to obtain a loan from Us may increase the risk that your Policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds. The No-Lapse Guarantee will not protect the Policy from lapsing if there is Policy Indebtedness. Therefore, you should carefully consider the impact of taking Policy loans during the No-Lapse Guarantee Period.



ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the Policy, and you may be subject to a 10% penalty tax. There could be significant adverse tax consequences if the Policy should lapse or be surrendered when there are loans outstanding. See "Federal Tax Considerations."



TAX LAW CHANGES -- Tax laws, regulations, and interpretations are subject to change. Such changes my impact the expected benefits of purchasing this Policy.



CREDIT RISK -- Any Death Benefit guarantee products by the Policy or any rider and the Fixed Account obligations depend on the Company's financial ability to fulfill its obligations. You should review the Company's financial statements which are available upon request and are attached to the Statement of Additional Information (SAI).



INCREASE IN CURRENT FEES AND EXPENSES -- Certain Policy fees and expenses may be currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

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FEE TABLES


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, take a withdrawal or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your Policy.


TRANSACTION FEES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Front-end Sales Load  When you pay premium.                     Maximum Charge: 5.75% of each premium payment in all Policy years.
                                                                In Oregon, the maximum is 7.75%.
Tax Charge on         When you pay premium.                     A percent of premium which varies by your state and municipality of
Premium Payments                                                residence. The range of tax charge is generally between 0% and 4%.
                                                                This rate will change if your state or municipality changes its tax charges. It may change if you change your state or municipality of residence.
Surrender Charge (1)  When you surrender your Policy during     Minimum Charge
                      the first nine Policy years.              $3.00 per $1,000 of the initial Face Amount for a 10-year-old female
                      When you make certain Face Amount         in the first year.
                      decreases during the first nine Policy    Maximum Charge
                      years.                                    $45.00 per $1,000 of the initial Face Amount for an 65-year-old male
                      When you take certain withdrawals during  nicotine in the first year.
                      the first nine Policy years.              Charge for representative insured
                                                                $16.00 per $1,000 of the initial Face Amount for a 43-year-old male preferred non-nicotine in the first year.
Face Amount Increase  Each Month for 12 months beginning on     Maximum Charge: The monthly fee is $0.05 per $1,000 of Face Amount
Fee                   the effective date of any unscheduled     Increase.
                      increase in Face Amount you request.
Transfer Fees         When you make a transfer after the first  Maximum Charge: $25 per transfer.*
                      transfer in any month.
Withdrawal Charge     When you take a withdrawal.               Maximum Charge: $10 per withdrawal.


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

*   Not currently being assessed.

6

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The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund fees and expenses.


CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE                       WHEN CHARGE IS DEDUCTED                                  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                             Minimum Charge
Charges (1)                                                                $0.056667 per $1,000 of the net amount at risk for
                                                                           a 10-year-old female in the first Policy year.
                                                                           Maximum Charge
                                                                           $13.24833 per $1,000 of the net amount at risk for
                                                                           an 85-year-old male in the first Policy year.
                                                                           Charge for a representative insured
                                                                           $0.0245 per $1,000 of the net amount at risk for a
                                                                           42-year-old male preferred non-nicotine in the
                                                                           first Policy year.
Mortality and         Monthly.                                             Minimum Charge
Expense Risk Charge                                                        (a) 0.75% per year of the Sub-Account accumulated
(which is the sum of                                                       value in the first Policy year (deducted on a
both (a) and (b)).                                                         monthly basis at a rate of 1/12 of 0.0625%) plus;
(1)                                                                        (b) $2.00 per 1,000 of initial Face Amount
                                                                           (deducted on a monthly basis at a rate of $0.1667
                                                                           per month) during the first Policy year for a
                                                                           1-year old.
                                                                           Maximum Charge
                                                                           (a) 0.75% per year of the Sub-Account accumulated
                                                                           value in the first Policy year (deducted on a
                                                                           monthly basis at a rate of 1/12 of 0.75%) plus;
                                                                           (b) $24.00 per $1,000 of initial Face Amount
                                                                           (deducted on a monthly basis at a rate of $2.00 per
                                                                           month) during the first Policy year for a 75-year
                                                                           old male smoker.
                                                                           Charge for a representative insured
                                                                           (a) 0.75% per year of the Sub-Account accumulated
                                                                           value in the first Policy year (deducted on a
                                                                           monthly basis at a rate of 1/12 of 0.0625%) plus;
                                                                           (b) $3.05 per $1,000 of initial Face Amount
                                                                           (deducted on a monthly basis at a rate of $0.2542
                                                                           per month) during the first Policy year for a
                                                                           42-year-old male preferred non-nicotine.
Administrative        Monthly.                                             Maximum Charge: $10
Charge
Loan Interest Rate    Monthly if you have taken a loan on your Policy.     Maximum Charge: 5.5% annually
(2)


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.


(2) During Policy years 1 - 10 the Loan Interest Rate is 5.5% for all Indebtedness. During Policy years 11 and later the Loan Interest Rate is 3.5% for Preferred Indebtedness and 3.75% for Non-Preferred Indebtedness. Any Account Value in the Loan Account will be credited with interest at an annual rate of 3.5%.

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CHARGES OTHER THAN FUND OPERATING EXPENSES -- CONTINUED


RIDER CHARGES                       WHEN CHARGE IS DEDUCTED                                  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
Enhanced No Lapse     Monthly.                                             Minimum Charge
Guarantee Rider (1)                                                        $0.01 per $1,000 of Face Amount for a 1-year-old.
                                                                           Maximum Charge
                                                                           $0.06 per $1,000 of Face Amount for an 80-year-old.
                                                                           Charge for a representative insured
                                                                           $0.01 per $1,000 of Face Amount for a 42-year-old.
Waiver of Specified   Monthly.                                             Monthly. Minimum Charge
Amount Disability                                                          $0.04 per $1 of specified amount for a 20-year-old
Benefits Rider (1)                                                         male in the first Policy year.
                                                                           Maximum Charge
                                                                           $0.199 per $1 of specified amount for a 59-year-old
                                                                           female in the first Policy year.
                                                                           Charge for a representative insured
                                                                           $0.04 per $1 of specified amount for a 42-year-old
                                                                           male in the first Policy year.
Term Insurance Rider  Monthly.                                             Minimum Charge
(1)                                                                        $0.05667 per $1,000 of the net amount at risk for a
                                                                           10-year-old female in the first Policy year.
                                                                           Maximum Charge
                                                                           $13.24833 per $1,000 of the net amount at risk for
                                                                           an 85-year-old male smoker in the first Policy
                                                                           year.
                                                                           Charge for a representative insured
                                                                           $.030 per $1,000 of the net amount at risk for a
                                                                           42-year-old male in the first Policy year.
Accidental Death      Monthly.                                             Minimum Charge
Benefit Rider (1)                                                          $0.083 per $1,000 of the net amount at risk for a
                                                                           10-year-old in the first Policy year.
                                                                           Maximum Charge
                                                                           $0.183 per $1,000 of the net amount at risk for a
                                                                           60-year-old in the first Policy year.
                                                                           Charge for a representative insured
                                                                           $0.10 per $1,000 of the net amount at risk for a
                                                                           42-year-old in the first Policy year.
Deduction Amount      Monthly.                                             Minimum Charge
Waiver (1)                                                                 6.9% of the monthly deduction amount for a
                                                                           20-year-old male in the first Policy year.
                                                                           Maximum Charge
                                                                           34.5% of the monthly deduction amount for a
                                                                           56-year-old female in the first Policy year.
                                                                           Charge for a representative insured
                                                                           9.2% of the monthly deduction amount for a
                                                                           42-year-old male in the first Policy year.


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration. See the Term Insurance Rider description in the "Other Benefits" section for information you should consider when evaluating the use of the Term Insurance Rider.

8

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                         ANNUAL FUND OPERATING EXPENSES


Each Subaccount purchases shares of the corresponding Underlying Fund at net asset value. The net asset value of an Underlying Fund reflects the investment advisory fees and other expenses of the Underlying Fund that are deducted from the assets in that Underlying Fund. These Underlying Fund expenses may vary from year to year and are more fully described in each underlying Fund's prospectus.



The first table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2011.



                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                  0.33%              1.40%
 [expenses that are deducted from Underlying Fund assets,
 including management fees, distribution,
 and/or service (12b-1) fees and other expenses.]


                 INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES


The next table shows the Total Annual Fund Operating Expenses for each Underlying Fund. The fees and expenses are expressed as a percentage of average net assets for the year ended December 31, 2011. Actual fees and expenses for the Underlying Fund vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Fund Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. The information presented, including any expense reimbursement arrangements, is based on publicly available information and is qualified in its entirety by the then current prospectus for each Underlying Fund. Not all of the funds listed below are available to new investments or transfers of contract value. Please refer to the fund objective table for more details.




                                                             DISTRIBUTION                           ACQUIRED
                                                                AND/OR                                FUND
                                           MANAGEMENT      SERVICE (12B-1)         OTHER            FEES AND
UNDERLYING FUND:                              FEES               FEES             EXPENSES          EXPENSES
----------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk Allocation
  Fund -- Series I                            0.92%                N/A              0.30%             0.12%
 Invesco V.I. Core Equity Fund --
  Series I                                    0.61%                N/A              0.28%               N/A
 Invesco V.I. International Growth
  Fund -- Series I                            0.71%                N/A              0.32%               N/A
 Invesco V.I. Mid Cap Core Equity Fund
  -- Series I                                 0.73%                N/A              0.30%               N/A
 Invesco V.I. Small Cap Equity Fund --
  Series I                                    0.74%                N/A              0.32%               N/A
 Invesco Van Kampen V.I. American
  Franchise Fund --Series I                   0.67%                N/A              0.28%               N/A
 Invesco Van Kampen V.I. Comstock Fund
  -- Series II                                0.56%              0.25%              0.24%               N/A
 Invesco Van Kampen V.I. Mid Cap
  Growth Fund -- Series I                     0.75%                N/A              0.33%               N/A
 Invesco Van Kampen V.I. U.S. Mid Cap
  Value Fund -- Series II                     0.72%              0.25%              0.25%               N/A
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS International
  Growth Portfolio -- Class B                 0.75%              0.25%              0.19%               N/A
 AllianceBernstein VPS International
  Value Portfolio - - Class B                 0.75%              0.25%              0.07%               N/A
 AllianceBernstein VPS Small/ Mid Cap
  Value Portfolio --Class B                   0.75%              0.25%              0.08%               N/A
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund
  -- Class 2                                  0.30%              0.25%              0.01%               N/A
 American Funds Blue Chip Income and
  Growth Fund --Class 2                       0.41%              0.25%              0.01%               N/A
 American Funds Bond Fund --Class 2           0.36%              0.25%              0.02%               N/A
 American Funds Global Growth Fund --
  Class 2                                     0.53%              0.25%              0.02%               N/A
 American Funds Global Small
  Capitalization Fund -- Class 2              0.70%              0.25%              0.04%               N/A

                                                             CONTRACTUAL
                                             TOTAL            FEE WAIVER          TOTAL ANNUAL
                                             ANNUAL             AND/OR           FUND OPERATING
                                           OPERATING           EXPENSE           EXPENSES AFTER
UNDERLYING FUND:                            EXPENSES        REIMBURSEMENT          FEE WAIVER
--------------------------------------  ----------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk Allocation
  Fund -- Series I                            1.34%              0.60%              0.74%  (1)
 Invesco V.I. Core Equity Fund --
  Series I                                    0.89%                N/A              0.89%  (2)
 Invesco V.I. International Growth
  Fund -- Series I                            1.03%                N/A              1.03%
 Invesco V.I. Mid Cap Core Equity Fund
  -- Series I                                 1.03%                N/A              1.03%  (2)
 Invesco V.I. Small Cap Equity Fund --
  Series I                                    1.06%                N/A              1.06%  (2)
 Invesco Van Kampen V.I. American
  Franchise Fund --Series I                   0.95%              0.05%              0.90%  (4)(5)
 Invesco Van Kampen V.I. Comstock Fund
  -- Series II                                1.05%              0.08%              0.97%  (3)
 Invesco Van Kampen V.I. Mid Cap
  Growth Fund -- Series I                     1.08%                N/A              1.08%  (4)(5)
 Invesco Van Kampen V.I. U.S. Mid Cap
  Value Fund -- Series II                     1.22%                N/A              1.22%  (6)
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS International
  Growth Portfolio -- Class B                 1.19%                N/A              1.19%
 AllianceBernstein VPS International
  Value Portfolio - - Class B                 1.07%                N/A              1.07%
 AllianceBernstein VPS Small/ Mid Cap
  Value Portfolio --Class B                   1.08%                N/A              1.08%
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund
  -- Class 2                                  0.56%                N/A              0.56%
 American Funds Blue Chip Income and
  Growth Fund --Class 2                       0.67%                N/A              0.67%
 American Funds Bond Fund --Class 2           0.63%                N/A              0.63%
 American Funds Global Growth Fund --
  Class 2                                     0.80%                N/A              0.80%
 American Funds Global Small
  Capitalization Fund -- Class 2              0.99%                N/A              0.99%

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

                                                             DISTRIBUTION                           ACQUIRED
                                                                AND/OR                                FUND
                                           MANAGEMENT      SERVICE (12B-1)         OTHER            FEES AND
UNDERLYING FUND:                              FEES               FEES             EXPENSES          EXPENSES
----------------------------------------------------------------------------------------------------------------
 American Funds Growth Fund -- Class 2        0.32%              0.25%              0.02%               N/A
 American Funds Growth-Income Fund --
  Class 2                                     0.27%              0.25%              0.01%               N/A
 American Funds International Fund --
  Class 2                                     0.49%              0.25%              0.04%               N/A
 American Funds New World Fund --
  Class 2                                     0.73%              0.25%              0.05%               N/A
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Asset Manager
  Portfolio -- Initial Class                  0.51%                N/A              0.13%               N/A
 Fidelity(R) VIP Contrafund(R)
  Portfolio -- Service Class 2                0.56%              0.25%              0.09%               N/A
 Fidelity(R) VIP Equity-Income
  Portfolio -- Initial Class                  0.46%                N/A              0.10%               N/A
 Fidelity(R) VIP Equity-Income
  Portfolio -- Service Class 2                0.46%              0.25%              0.10%               N/A
 Fidelity(R) VIP Freedom 2010
  Portfolio -- Service Class 2                  N/A              0.25%                N/A             0.56%
 Fidelity(R) VIP Freedom 2020
  Portfolio -- Service Class 2                  N/A              0.25%                N/A             0.60%
 Fidelity(R) VIP Freedom 2030
  Portfolio -- Service Class 2                  N/A              0.25%                N/A             0.65%
 Fidelity(R) VIP Mid Cap Portfolio --
  Service Class 2                             0.56%              0.25%              0.10%               N/A
 Fidelity(R) VIP Overseas Portfolio --
  Initial Class                               0.71%                N/A              0.14%               N/A
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund --
  Class 2                                     0.45%              0.25%              0.02%               N/A
 Franklin Small Cap Value Securities
  Fund -- Class 2                             0.50%              0.25%              0.16%             0.01%
 Franklin Strategic Income Securities
  Fund -- Class 1                             0.35%                N/A              0.26%             0.01%
 Mutual Global Discovery Securities
  Fund -- Class 2                             0.80%              0.25%              0.17%               N/A
 Mutual Shares Securities Fund --
  Class 2                                     0.60%              0.25%              0.13%               N/A
 Templeton Foreign Securities Fund --
  Class 2                                     0.64%              0.25%              0.15%             0.01%
 Templeton Global Bond Securities Fund
  -- Class 2                                  0.46%              0.25%              0.10%               N/A
 Templeton Growth Securities Fund --
  Class 2                                     0.74%              0.25%              0.04%               N/A
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund -- Class IA                            0.61%                N/A              0.05%               N/A
 Hartford U.S. Government Securities
  HLS Fund -- Class IA                        0.45%                N/A              0.03%               N/A
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund --Class IA        0.61%                N/A              0.03%               N/A
 Hartford Capital Appreciation HLS
  Fund -- Class IA                            0.63%                N/A              0.04%               N/A
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                 0.71%                N/A              0.03%               N/A
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                 0.64%                N/A              0.03%               N/A
 Hartford Global Growth HLS Fund --
  Class IA                                    0.74%                N/A              0.06%               N/A
 Hartford Global Research HLS Fund --
  Class IA                                    0.90%                N/A              0.13%               N/A
 Hartford High Yield HLS Fund -- Class
  IA                                          0.69%                N/A              0.05%               N/A
 Hartford Index HLS Fund --Class IA           0.30%                N/A              0.03%               N/A
 Hartford International Opportunities
  HLS Fund --Class IA                         0.67%                N/A              0.06%               N/A

                                                             CONTRACTUAL
                                             TOTAL            FEE WAIVER          TOTAL ANNUAL
                                             ANNUAL             AND/OR           FUND OPERATING
                                           OPERATING           EXPENSE           EXPENSES AFTER
UNDERLYING FUND:                            EXPENSES        REIMBURSEMENT          FEE WAIVER
--------------------------------------  ----------------------------------------------------------
 American Funds Growth Fund -- Class 2        0.59%                N/A              0.59%
 American Funds Growth-Income Fund --
  Class 2                                     0.53%                N/A              0.53%
 American Funds International Fund --
  Class 2                                     0.78%                N/A              0.78%
 American Funds New World Fund --
  Class 2                                     1.03%                N/A              1.03%
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Asset Manager
  Portfolio -- Initial Class                  0.64%                N/A              0.64%  (7)
 Fidelity(R) VIP Contrafund(R)
  Portfolio -- Service Class 2                0.90%                N/A              0.90%
 Fidelity(R) VIP Equity-Income
  Portfolio -- Initial Class                  0.56%                N/A              0.56%
 Fidelity(R) VIP Equity-Income
  Portfolio -- Service Class 2                0.81%                N/A              0.81%
 Fidelity(R) VIP Freedom 2010
  Portfolio -- Service Class 2                  N/A                N/A              0.81%
 Fidelity(R) VIP Freedom 2020
  Portfolio -- Service Class 2                  N/A                N/A              0.85%
 Fidelity(R) VIP Freedom 2030
  Portfolio -- Service Class 2                  N/A                N/A              0.90%
 Fidelity(R) VIP Mid Cap Portfolio --
  Service Class 2                             0.91%                N/A              0.91%
 Fidelity(R) VIP Overseas Portfolio --
  Initial Class                               0.85%                N/A              0.85%
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund --
  Class 2                                     0.72%                N/A              0.72%  (9)
 Franklin Small Cap Value Securities
  Fund -- Class 2                             0.92%                N/A              0.92%  (8)
 Franklin Strategic Income Securities
  Fund -- Class 1                             0.62%              0.01%              0.61%  (8)
 Mutual Global Discovery Securities
  Fund -- Class 2                             1.22%                N/A              1.22%
 Mutual Shares Securities Fund --
  Class 2                                     0.98%                N/A              0.98%
 Templeton Foreign Securities Fund --
  Class 2                                     1.05%                N/A              1.05%  (8)
 Templeton Global Bond Securities Fund
  -- Class 2                                  0.81%                N/A              0.81%  (9)
 Templeton Growth Securities Fund --
  Class 2                                     1.03%                N/A              1.03%  (9)
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund -- Class IA                            0.66%                N/A              0.66%
 Hartford U.S. Government Securities
  HLS Fund -- Class IA                        0.48%                N/A              0.48%
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund --Class IA        0.64%                N/A              0.64%
 Hartford Capital Appreciation HLS
  Fund -- Class IA                            0.67%                N/A              0.67%
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                 0.74%                N/A              0.74%
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                 0.67%                N/A              0.67%
 Hartford Global Growth HLS Fund --
  Class IA                                    0.80%                N/A              0.80%
 Hartford Global Research HLS Fund --
  Class IA                                    1.03%                N/A              1.03%
 Hartford High Yield HLS Fund -- Class
  IA                                          0.74%                N/A              0.74%
 Hartford Index HLS Fund --Class IA           0.33%                N/A              0.33%
 Hartford International Opportunities
  HLS Fund --Class IA                         0.73%                N/A              0.73%

10

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

                                                             DISTRIBUTION                           ACQUIRED
                                                                AND/OR                                FUND
                                           MANAGEMENT      SERVICE (12B-1)         OTHER            FEES AND
UNDERLYING FUND:                              FEES               FEES             EXPENSES          EXPENSES
----------------------------------------------------------------------------------------------------------------
 Hartford MidCap HLS Fund --Class IA          0.68%                N/A              0.03%               N/A
 Hartford MidCap Value HLS Fund --
  Class IA                                    0.79%                N/A              0.04%               N/A
 Hartford Money Market HLS Fund --
  Class IA                                    0.40%                N/A              0.02%               N/A
 Hartford Small Company HLS Fund --
  Class IA                                    0.68%                N/A              0.03%               N/A
 Hartford Stock HLS Fund --Class IA           0.47%                N/A              0.03%               N/A
 Hartford Total Return Bond HLS Fund
  -- Class IA                                 0.46%                N/A              0.03%               N/A
 Hartford Value HLS Fund --Class IA           0.72%                N/A              0.03%               N/A
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio
  -- Class VC                                 0.50%                N/A              0.43%               N/A
 Lord Abbett Capital Structure
  Portfolio -- Class VC                       0.75%                N/A              0.48%               N/A
 Lord Abbett Growth and Income
  Portfolio -- Class VC                       0.50%                N/A              0.42%               N/A
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series --
  Initial Class                               0.75%                N/A              0.07%               N/A
 MFS(R) New Discovery Series --
  Initial Class                               0.90%                N/A              0.08%               N/A
 MFS(R) Research Bond Series --
  Initial Class                               0.50%                N/A              0.07%               N/A
 MFS(R) Total Return Series --Initial
  Class                                       0.75%                N/A              0.06%               N/A
 MFS(R) Value Series -- Initial Class         0.74%                N/A              0.06%               N/A
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation
  Fund/VA --Service Shares                    0.68%              0.25%              0.12%               N/A
 Oppenheimer Global Securities Fund/VA
  -- Service Shares                           0.65%              0.25%              0.11%               N/A
 Oppenheimer Main Street Fund(R)/VA --
  Service Shares                              0.66%              0.25%              0.12%               N/A
 Oppenheimer Main Street Small- & Mid-
  Cap Fund(R)/ VA -- Service Shares           0.69%              0.25%              0.14%               N/A
PUTNAM VARIABLE TRUST
 Putnam VT Capital Opportunities Fund
  -- Class IB                                 0.63%              0.25%              0.35%               N/A
 Putnam VT Diversified Income Fund --
  Class IA                                    0.55%                N/A              0.21%               N/A
 Putnam VT Diversified Income Fund --
  Class IB                                    0.55%              0.25%              0.21%               N/A
 Putnam VT Equity Income Fund -- Class
  IA                                          0.48%                N/A              0.16%             0.05%
 Putnam VT Equity Income Fund -- Class
  IB                                          0.48%              0.25%              0.16%             0.05%
 Putnam VT George Putnam Balanced Fund
  -- Class IA                                 0.53%                N/A              0.21%               N/A
 Putnam VT Global Asset Allocation
  Fund -- Class IA                            0.60%                N/A              0.28%               N/A
 Putnam VT Global Equity Fund -- Class
  IA                                          0.70%                N/A              0.22%               N/A
 Putnam VT Global Health Care Fund --
  Class IA                                    0.63%                N/A              0.21%               N/A
 Putnam VT Global Utilities Fund --
  Class IA                                    0.63%                N/A              0.20%               N/A
 Putnam VT Growth and Income Fund --
  Class IA                                    0.48%                N/A              0.15%               N/A
 Putnam VT High Yield Fund --Class IA         0.57%                N/A              0.17%               N/A
 Putnam VT Income Fund --Class IA             0.40%                N/A              0.18%               N/A
 Putnam VT International Equity Fund
  -- Class IA                                 0.70%                N/A              0.17%               N/A
 Putnam VT International Growth Fund
  -- Class IA                                 0.93%                N/A              0.33%               N/A
 Putnam VT International Value Fund --
  Class IA                                    0.70%                N/A              0.23%               N/A
 Putnam VT Investors Fund --Class IA          0.56%                N/A              0.17%               N/A
 Putnam VT Money Market Fund -- Class
  IA                                          0.29%                N/A              0.17%               N/A

                                                             CONTRACTUAL
                                             TOTAL            FEE WAIVER          TOTAL ANNUAL
                                             ANNUAL             AND/OR           FUND OPERATING
                                           OPERATING           EXPENSE           EXPENSES AFTER
UNDERLYING FUND:                            EXPENSES        REIMBURSEMENT          FEE WAIVER
--------------------------------------  ----------------------------------------------------------
 Hartford MidCap HLS Fund --Class IA          0.71%                N/A              0.71%
 Hartford MidCap Value HLS Fund --
  Class IA                                    0.83%                N/A              0.83%
 Hartford Money Market HLS Fund --
  Class IA                                    0.42%                N/A              0.42%
 Hartford Small Company HLS Fund --
  Class IA                                    0.71%                N/A              0.71%
 Hartford Stock HLS Fund --Class IA           0.50%                N/A              0.50%
 Hartford Total Return Bond HLS Fund
  -- Class IA                                 0.49%                N/A              0.49%
 Hartford Value HLS Fund --Class IA           0.75%                N/A              0.75%
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio
  -- Class VC                                 0.93%              0.03%              0.90%  (10)
 Lord Abbett Capital Structure
  Portfolio -- Class VC                       1.23%              0.08%              1.15%  (10)
 Lord Abbett Growth and Income
  Portfolio -- Class VC                       0.92%                N/A              0.92%
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series --
  Initial Class                               0.82%                N/A              0.82%
 MFS(R) New Discovery Series --
  Initial Class                               0.98%                N/A              0.98%
 MFS(R) Research Bond Series --
  Initial Class                               0.57%                N/A              0.57%
 MFS(R) Total Return Series --Initial
  Class                                       0.81%              0.03%              0.78%  (11)
 MFS(R) Value Series -- Initial Class         0.80%                N/A              0.80%
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation
  Fund/VA --Service Shares                    1.05%                N/A              1.05%  (12)(13)
 Oppenheimer Global Securities Fund/VA
  -- Service Shares                           1.01%                N/A              1.01%  (12)(13)
 Oppenheimer Main Street Fund(R)/VA --
  Service Shares                              1.03%                N/A              1.03%  (12)(13)
 Oppenheimer Main Street Small- & Mid-
  Cap Fund(R)/ VA -- Service Shares           1.08%                N/A              1.08%  (12)(13)
PUTNAM VARIABLE TRUST
 Putnam VT Capital Opportunities Fund
  -- Class IB                                 1.23%              0.04%              1.19%  (14)
 Putnam VT Diversified Income Fund --
  Class IA                                    0.76%                N/A              0.76%
 Putnam VT Diversified Income Fund --
  Class IB                                    1.01%                N/A              1.01%
 Putnam VT Equity Income Fund -- Class
  IA                                          0.69%                N/A              0.69%
 Putnam VT Equity Income Fund -- Class
  IB                                          0.94%                N/A              0.94%
 Putnam VT George Putnam Balanced Fund
  -- Class IA                                 0.74%                N/A              0.74%
 Putnam VT Global Asset Allocation
  Fund -- Class IA                            0.88%                N/A              0.88%
 Putnam VT Global Equity Fund -- Class
  IA                                          0.92%                N/A              0.92%
 Putnam VT Global Health Care Fund --
  Class IA                                    0.84%                N/A              0.84%
 Putnam VT Global Utilities Fund --
  Class IA                                    0.83%                N/A              0.83%
 Putnam VT Growth and Income Fund --
  Class IA                                    0.63%                N/A              0.63%
 Putnam VT High Yield Fund --Class IA         0.74%                N/A              0.74%
 Putnam VT Income Fund --Class IA             0.58%                N/A              0.58%
 Putnam VT International Equity Fund
  -- Class IA                                 0.87%                N/A              0.87%
 Putnam VT International Growth Fund
  -- Class IA                                 1.26%              0.02%              1.24%  (14)
 Putnam VT International Value Fund --
  Class IA                                    0.93%                N/A              0.93%
 Putnam VT Investors Fund --Class IA          0.73%                N/A              0.73%
 Putnam VT Money Market Fund -- Class
  IA                                          0.46%                N/A              0.46%

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

                                                             DISTRIBUTION                           ACQUIRED
                                                                AND/OR                                FUND
                                           MANAGEMENT      SERVICE (12B-1)         OTHER            FEES AND
UNDERLYING FUND:                              FEES               FEES             EXPENSES          EXPENSES
----------------------------------------------------------------------------------------------------------------
 Putnam VT Multi-Cap Growth Fund --
  Class IA                                    0.56%                N/A              0.16%               N/A
 Putnam VT Small Cap Value Fund --
  Class IB                                    0.63%              0.25%              0.15%             0.11%
 Putnam VT Voyager Fund --Class IA            0.56%                N/A              0.16%               N/A
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
 UIF Mid Cap Growth Portfolio -- Class
  II                                          0.75%              0.35%              0.30%               N/A

                                                             CONTRACTUAL
                                             TOTAL            FEE WAIVER          TOTAL ANNUAL
                                             ANNUAL             AND/OR           FUND OPERATING
                                           OPERATING           EXPENSE           EXPENSES AFTER
UNDERLYING FUND:                            EXPENSES        REIMBURSEMENT          FEE WAIVER
--------------------------------------  ----------------------------------------------------------
 Putnam VT Multi-Cap Growth Fund --
  Class IA                                    0.72%                N/A              0.72%
 Putnam VT Small Cap Value Fund --
  Class IB                                    1.14%                N/A              1.14%
 Putnam VT Voyager Fund --Class IA            0.72%                N/A              0.72%
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
 UIF Mid Cap Growth Portfolio -- Class
  II                                          1.40%              0.25%              1.15%  (15)



NOTES



(1) The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) to 0.62% for the Invesco V.I. Balanced-Risk Allocation Fund and 0.80% for the Invesco V.I. High Yield Fund, of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.



(2) The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) to 1.30% for the Invesco V.I. Core Equity Fund, Invesco V.I. Global Health Care Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Technology Fund, Invesco Van Kampen V.I. Value Opportunities Fund and Invesco V.I. Mid Cap Core Equity Fund, 0.77% for the Invesco V.I. Diversified Dividend Fund, 0.70% for the Invesco V.I. Government Securities Fund, 1.15% for the Invesco V.I. Small Cap Equity Fund and 0.72% for the Invesco Van Kampen V.I. Comstock Fund, of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.



(3) The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) to 1.45% for the Invesco V.I. Core Equity Fund and Invesco V.I. Mid Cap Core Equity Fund, 0.92% for the Invesco V.I. Diversified Dividend Fund, 0.95% for the Invesco V.I. Government Securities Fund, 1.40% for the Invesco V.I. Small Cap Equity Fund and 0.97% for the Invesco Van Kampen VI. Mid Cap Growth Fund, of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.



(4) The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) to 0.90% for the Invesco Van Kampen V.I. American Franchise Fund and 1.09% for the Invesco Van Kampen V.I. Mid Cap Growth Fund, of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.



(5) "Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.



(6) Effective July 15, 2012, the Fund will be renamed Invesco Van Kampen V.I. American Value Fund.



(7) The fund may invest in Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Fidelity Management & Research Company (FMR) has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the central fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement. For the fund's most recent fiscal year, the waiver rounded to less than 0.01% for each class.



(8) The investment manager has contractually agreed in advance to reduce its fees as a result of the fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund" shown above in column "Acquired fund fees and expenses"). This reduction will continue until at least April 30, 2013.



(9)  The Fund administration fee is paid indirectly through the management fee.



(10) For the period May 1, 2012 through April 30, 2013, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses to the extent necessary so that total net annual operating expenses do not exceed an annualized rate of 0.90% for the Lord Abbett Bond-Debenture Portfolio, 1.15% for the Lord Abbett Capital Structure Portfolio, 0.95% for the Lord Abbett Classic Stock Portfolio and 1.15% for the Lord Abbett Fundamental Equity Portfolio. This agreement may be terminated only upon the Fund's Board of Directors.



(11) MFS has agreed in writing to reduce its management fee to 0.70% of the fund's average daily net assets annually in excess of $1 billion and 0.65% of the fund's average daily net assets annually in excess of $2.5 billion to $3 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2013.

12

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(12) The Manager has voluntarily agreed to limit the Fund's total annual operating expenses so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.05% for the Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small- & Mid-Cap Fund/VA, Oppenheimer Small- & Mid-Cap Growth Fund/VA and Oppenheimer Value Fund/VA and 1.25% for the Oppenheimer Global Securities Fund/VA.



(13) The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund.



(14) Reflects Putnam Management's contractual obligation to limit certain fund expenses through April 30, 2013. This obligation may be modified or discontinued only with the approval of the Board of Trustees.



(15) The Portfolios' "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse each Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee paid to each Portfolio's "Distributor," Morgan Stanley Distribution, Inc.), will not exceed the following expense caps. 1.47% for UIF Emerging Markets Equity Portfolio -- Class II, 1.20% for UIF Global Franchise Portfolio -- Class II, 1.15% for UIF Mid Cap Growth Portfolio -- Class II and 1.25% for UIF Small Company Growth Portfolio -- Class II. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

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ABOUT US


Your Policy will indicate which company issued your Policy. The company that issues your Policy is primarily determined by the state where you purchased the Policy.


THE COMPANY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL I -- established as a separate account under Connecticut law on June 8, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Company's other assets. The assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the Policies. The Company is obligated to pay all amounts promised to Contract Owners in accordance with the terms of the Policy.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.


We do not guarantee the investment results of any of the underlying Funds. Since each Underlying Fund has different investment objectives, each is subject to different risks.


The Underlying Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."


Below is a table that lists the underlying Funds in which the Sub-accounts invest, each Fund's investment adviser and sub-adviser, if applicable, and each Fund's investment objective. More detailed information concerning a Fund's investment objective, investment strategies, risks and expenses is contained in each Fund's prospectus.



FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk Allocation   Total return with a low to moderate          Invesco Advisers, Inc.
  Fund -- Series I                       correlation to traditional financial market
                                         indices
 Invesco V.I. Core Equity Fund --        Seeks long-term growth of capital            Invesco Advisers, Inc.
  Series I
 Invesco V.I. International Growth Fund  Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- Series I
 Invesco V.I. Mid Cap Core Equity Fund   Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- Series I
 Invesco V.I. Small Cap Equity Fund --   Seeks long-term growth of capital            Invesco Advisers, Inc.
  Series I
 Invesco Van Kampen V.I. American        Seeks capital growth                         Invesco Advisers, Inc.
  Franchise Fund -- Series I (1)
 Invesco Van Kampen V.I. Comstock Fund   Seeks capital growth and income through      Invesco Advisers, Inc.
  -- Series II                           investments in equity securities, including
                                         common stocks, preferred stocks and
                                         securities convertible into common and
                                         preferred stocks
 Invesco Van Kampen V.I. Mid Cap Growth
  Fund -- Series I


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14

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. U.S. Mid Cap    Above-average total return over a market     Invesco Advisers, Inc.
  Value Fund -- Series II (2)            cycle of three to five years by investing
                                         in common stocks and other equity
                                         securities
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS International     Seeks long-term growth of capital            AllianceBernstein, L.P.
  Growth Portfolio -- Class B
 AllianceBernstein VPS International     Seeks long-term growth of capital            AllianceBernstein, L.P.
  Value Portfolio -- Class B
 AllianceBernstein VPS Small/Mid Cap     Seeks long-term growth of capital            AllianceBernstein, L.P.
  Value Portfolio -- Class B
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund    Seeks high total return, including income    Capital Research and Management Company
  -- Class 2                             and capital gains, consistent with the
                                         preservation of capital over the long term
                                         by investing in a diversified portfolio of
                                         common stocks and fixed-income securities.
 American Funds Blue Chip Income and     Seeks to produce income exceeding the        Capital Research and Management Company
  Growth Fund -- Class 2                 average yield on U.S. stocks generally and
                                         to provide an opportunity for growth of
                                         principal consistent with sound common
                                         stock investing through investments in
                                         dividend-paying quality common stocks.
 American Funds Bond Fund -- Class 2     Seeks a high level of current income as is   Capital Research and Management Company
                                         consistent with preservation of capital by
                                         investing primarily in bonds.
 American Funds Global Growth Fund --    Seeks growth of capital over time by         Capital Research and Management Company
  Class 2                                investing primarily in common stocks of
                                         companies located around the world.
 American Funds Global Small             Seeks growth of capital over time by         Capital Research and Management Company
  Capitalization Fund -- Class 2         investing primarily in stocks of smaller
                                         companies located around the world.
 American Funds Growth Fund -- Class 2   Seeks to provide long-term growth of         Capital Research and Management Company
                                         capital.
 American Funds Growth-Income Fund --    Seeks capital growth and income over time    Capital Research and Management Company
  Class 2                                by investing primarily in U.S. common
                                         stocks or other securities that demonstrate
                                         the potential for capital appreciation
                                         and/or dividends.
 American Funds International Fund --    Seeks growth of capital over time by         Capital Research and Management Company
  Class 2                                investing primarily in common stocks of
                                         companies located outside the United
                                         States, including in emerging and
                                         developing countries.
 American Funds New World Fund -- Class  Seeks long-term growth of capital by         Capital Research and Management Company
  2                                      investing primarily in stocks and bonds of
                                         companies with significant exposure to
                                         countries with developing economies and/or
                                         markets.

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Asset Manager           Seeks to obtain high total return with       Fidelity Management & Research Company
  Portfolio -- Initial Class (+)         reduced risk over the long term by           Sub-advised by FMR Co., Inc. and other
                                         allocating its assets among stocks, bonds,   Fidelity affiliates
                                         and short-term instruments
 Fidelity(R) VIP Contrafund(R)           Seeks long-term capital appreciation         Fidelity Management & Research Company
  Portfolio -- Service Class 2                                                        Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity(R) VIP Equity-Income           Seeks reasonable income. Fund will also      Fidelity Management & Research Company
  Portfolio -- Initial Class             consider potential for capital appreciation  Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity(R) VIP Equity-Income           Seeks reasonable income. Fund will also      Fidelity Management & Research Company
  Portfolio -- Service Class 2           consider potential for capital appreciation  Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity(R) VIP Freedom 2010 Portfolio  Seeks high total return with a secondary     Strategic Advisers, Inc.
  -- Service Class 2                     objective of principal preservation as the
                                         fund approaches its target date and beyond
 Fidelity(R) VIP Freedom 2020 Portfolio  Seeks high total return with a secondary     Strategic Advisers, Inc.
  -- Service Class 2                     objective of principal preservation as the
                                         fund approaches its target date and beyond
 Fidelity(R) VIP Freedom 2030 Portfolio  Seeks high total return with a secondary     Strategic Advisers, Inc.
  -- Service Class 2                     objective of principal preservation as the
                                         fund approaches its target date and beyond
 Fidelity(R) VIP Mid Cap Portfolio --    Seeks long-term growth of capital            Fidelity Management & Research Company
  Service Class 2                                                                     Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity(R) VIP Overseas Portfolio --   Seeks long-term growth of capital            Fidelity Management & Research Company
  Initial Class (+)                                                                   Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund --      Seeks to maximize income while maintaining   Franklin Advisers, Inc.
  Class 2                                prospects for capital appreciation
 Franklin Small Cap Value Securities     Seeks long-term total return                 Franklin Advisory Services, LLC
  Fund -- Class 2
 Franklin Strategic Income Securities    Seeks a high level of current income, with   Franklin Advisers, Inc.
  Fund -- Class 1                        capital appreciation over the long term as
                                         a secondary goal
 Mutual Global Discovery Securities      Seeks capital appreciation                   Franklin Mutual Advisers, LLC
  Fund -- Class 2                                                                     Sub-advised by Franklin Templeton
                                                                                      Investment Management Limited
 Mutual Shares Securities Fund -- Class  Capital appreciation, with income as a       Franklin Mutual Advisers, LLC
  2                                      secondary goal

16

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Templeton Foreign Securities Fund --    Seeks long-term capital growth               Templeton Investment Counsel, LLC
  Class 2
 Templeton Global Bond Securities Fund   Seeks high current income, consistent with   Franklin Advisers, Inc.
  -- Class 2                             preservation of capital, with capital
                                         appreciation as a secondary consideration
 Templeton Growth Securities Fund --     Seeks long-term capital growth               Templeton Global Advisors Limited
  Class 2                                                                             Sub-advised by Templeton Asset Management
                                                                                      Ltd. and Franklin Templeton Investments
                                                                                      (Asia) Limited
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS Fund  Seeks capital appreciation                   HL Investment Advisors, LLC
  -- Class IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford U.S. Government Securities     Seeks to maximize total return while         HL Investment Advisors, LLC
  HLS Fund -- Class IA                   providing shareholders with a high level of  Sub-advised by Wellington Management
                                         current income consistent with prudent       Company, LLP
                                         investment risk
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund -- Class IA  Seeks long-term total return                 HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Capital Appreciation HLS Fund  Seeks growth of capital                      HL Investment Advisors, LLC
  -- Class IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Disciplined Equity HLS Fund    Seeks growth of capital                      HL Investment Advisors, LLC
  -- Class IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Dividend and Growth HLS Fund   Seeks a high level of current income         HL Investment Advisors, LLC
  -- Class IA                            consistent with growth of capital            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Growth HLS Fund --      Seeks growth of capital                      HL Investment Advisors, LLC
  Class IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Research HLS Fund --    Seeks long-term capital appreciation         HL Investment Advisors, LLC
  Class IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford High Yield HLS Fund -- Class   Seeks to provide high current income, and    HL Investment Advisors, LLC
  IA                                     long-term return                             Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Index HLS Fund -- Class IA     Seeks to provide investment results which    HL Investment Advisors, LLC
                                         approximate the price and yield performance  Sub-advised by Hartford Investment
                                         of publicly traded common stocks in the      Management Company
                                         aggregate.
 Hartford International Opportunities    Seeks long-term growth of capital            HL Investment Advisors, LLC
  HLS Fund -- Class IA                                                                Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford MidCap HLS Fund -- Class IA    Seeks long-term growth of capital            HL Investment Advisors, LLC
  (a)                                                                                 Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford MidCap Value HLS Fund --       Seeks long-term capital appreciation         HL Investment Advisors, LLC
  Class IA (b)                                                                        Sub-advised by Wellington Management
                                                                                      Company, LLP

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Hartford Money Market HLS Fund --       Maximum current income consistent with       HL Investment Advisors, LLC
  Class IA*                              liquidity and preservation of capital        Sub-advised by Hartford Investment
                                                                                      Management Company
 Hartford Small Company HLS Fund --      Seeks growth of capital                      HL Investment Advisors, LLC
  Class IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Stock HLS Fund -- Class IA     Seeks long-term growth of capital            HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Total Return Bond HLS Fund --  Seeks a competitive total return, with       HL Investment Advisors, LLC
  Class IA                               income as a secondary objective              Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Value HLS Fund -- Class IA     Seeks long-term total return                 HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio    Seeks high current income and the            Lord, Abbett & Co. LLC
  -- Class VC                            opportunity for capital appreciation to
                                         produce a high total return
 Lord Abbett Capital Structure           Seeks current income and capital             Lord, Abbett & Co. LLC
  Portfolio -- Class VC                  appreciation
 Lord Abbett Growth and Income           Seeks long-term growth of capital and        Lord, Abbett & Co. LLC
  Portfolio -- Class VC                  income without excessive fluctuations in
                                         market value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series --        Seeks capital appreciation                   MFS Investment Management
  Initial Class
 MFS(R) New Discovery Series -- Initial  Seeks capital appreciation                   MFS Investment Management
  Class
 MFS(R) Research Bond Series -- Initial  Total return with an emphasis on current     MFS Investment Management
  Class                                  income, but also considering capital
                                         appreciation
 MFS(R) Total Return Series -- Initial   Seeks total return                           MFS Investment Management
  Class
 MFS(R) Value Series -- Initial Class    Seeks capital appreciation                   MFS Investment Management
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation        Seeks to achieve capital appreciation by     OppenheimerFunds, Inc.
  Fund/VA -- Service Shares              investing in securities of well-known
                                         established companies.
 Oppenheimer Global Securities Fund/VA   Seeks long-term capital appreciation by      OppenheimerFunds, Inc.
  -- Service Shares                      investing a substantial portion of its
                                         assets in securities of foreign issuers,
                                         "growth-type" companies, cyclical
                                         industries and special situations that are
                                         considered to have appreciation
                                         possibilities
 Oppenheimer Main Street Fund(R)/VA --   Seeks a high total return                    OppenheimerFunds, Inc.
  Service Shares
 Oppenheimer Main Street Small- & Mid-   Seeks capital appreciation                   OppenheimerFunds, Inc.
  Cap Fund(R)/VA -- Service Shares

18

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
 Putnam VT Capital Opportunities Fund    Long term growth of capital                  Putnam Investment Management, LLC
  -- Class IB
 Putnam VT Diversified Income Fund --    As high a level of current income as Putnam  Putnam Investment Management, LLC
  Class IA (+)                           Management believes is consistent with
                                         preservation of capital
 Putnam VT Diversified Income Fund --    As high a level of current income as Putnam  Putnam Investment Management, LLC
  Class IB                               Management believes is consistent with
                                         preservation of capital
 Putnam VT Equity Income Fund -- Class   Capital growth and current income            Putnam Investment Management, LLC
  IA (+)
 Putnam VT Equity Income Fund -- Class   Capital growth and current income            Putnam Investment Management, LLC
  IB
 Putnam VT George Putnam Balanced Fund   A balanced investment composed of a well     Putnam Investment Management, LLC
  -- Class IA (+)                        diversified portfolio of stocks and bonds
                                         which produce both capital growth and
                                         current income
 Putnam VT Global Asset Allocation Fund  Long-term return consistent with             Putnam Investment Management, LLC Putnam
  -- Class IA (+)                        preservation of capital                      Advisory Company, LLC
 Putnam VT Global Equity Fund -- Class   Capital appreciation                         Putnam Investment Management, LLC Putnam
  IA                                                                                  Advisory Company, LLC
 Putnam VT Global Health Care Fund --    Capital appreciation                         Putnam Investment Management, LLC Putnam
  Class IA+                                                                           Advisory Company, LLC
 Putnam VT Global Utilities Fund --      Capital growth and current income            Putnam Investment Management, LLC Putnam
  Class IA+                                                                           Advisory Company, LLC
 Putnam VT Growth and Income Fund --     Capital growth and current income            Putnam Investment Management, LLC
  Class IA
 Putnam VT High Yield Fund -- Class IA   High current income. Capital growth is a     Putnam Investment Management, LLC
                                         secondary goal when consistent with
                                         achieving high current income
 Putnam VT Income Fund -- Class IA       High current income consistent with what     Putnam Investment Management, LLC
                                         Putnam Management believes to be prudent
                                         risk
 Putnam VT International Equity Fund --  Capital appreciation                         Putnam Investment Management, LLC Putnam
  Class IA                                                                            Advisory Company, LLC
 Putnam VT International Growth Fund --  Long-term capital appreciation               Putnam Investment Management, LLC Putnam
  Class IA (+)                                                                        Advisory Company, LLC
 Putnam VT International Value Fund --   Capital growth. Current income is a          Putnam Investment Management, LLC Putnam
  Class IA (+)                           secondary objective                          Advisory Company, LLC
 Putnam VT Investors Fund -- Class IA    Long-term growth of capital and any          Putnam Investment Management, LLC
  (+)                                    increased income that results from this
                                         growth
 Putnam VT Money Market Fund -- Class    As high a rate of current income as Putnam   Putnam Investment Management, LLC
  IA (+)*                                Management believes is consistent with
                                         preservation of capital and maintenance of
                                         liquidity
 Putnam VT Multi-Cap Growth Fund --      Long-term capital appreciation               Putnam Investment Management, LLC
  Class IA
 Putnam VT Small Cap Value Fund --       Capital appreciation                         Putnam Investment Management, LLC
  Class IB
 Putnam VT Voyager Fund -- Class IA      Capital appreciation                         Putnam Investment Management, LLC

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 UIF Mid Cap Growth Portfolio -- Class   Seeks long-term capital growth by investing  Morgan Stanley Investment Management Inc.
  II                                     primarily in common stocks and other equity
                                         securities



+    Closed to new and subsequent Premium Payments and transfers of Policy
     Value.




* In a low interest rate environment, yields for money market funds, after deduction of Policy charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Policy Value to a money market Sub-Account or participate in an Asset Allocation Program where Policy Value is allocated to a money market Sub-Account, that portion of your Policy Value may decrease in value.



(a) Closed to all premium payments and transfers of account value for all policies issued on or after 11/1/03.




(b) Closed to all premium payments and transfers of account value for all policies issued on or after 8/2/04.




NOTES



(1)  Formerly Invesco Van Kampen V.I. Capital Growth Fund -- Series I



(2) Effective July 15, 2012, the Fund will be renamed Invesco Van Kampen V.I. American Value Fund.



MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Underlying Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses accompanying this prospectus.



VOTING RIGHTS -- We currently vote shares of the underlying Funds owned by the Separate Account according to the instructions of Policy Owners. However, if the 1940 Act or any related regulations or interpretations should change and we decide that we are permitted to vote the shares of the underlying Funds in our own right, we may decide to do so. For Sub-Accounts in which you have invested, as of the record date we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to provide voting instruction. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions. As a result of proportional voting, the vote of a small number of policy owners could determine the outcome of a proposal subject to shareholder vote. We determine the number of Fund shares that you may instruct us to vote by applying a conversion factor to each policy owner's unit balance. The conversion factor is calculated by dividing the total number of shares attributed to each Sub-Account by the total number of units in each Sub-Account. Fractional votes will be counted. We determine the number of shares as to which the Policy Owner may give instructions as of the record date for a Fund's shareholder meeting.


SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Underlying Funds offered under your Policy. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Policy Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger or liquidation.

We may eliminate the shares of any of the funds from the Policy for any reason and we may substitute shares of another registered investment company for shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Policy necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Policy Owner, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

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FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as "revenue sharing" payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds on the overall menu make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.


As of December 31, 2011, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Fidelity Distributors Corporation, Franklin Templeton Services, LLC, HL Investment Advisors, LLC, Invesco Advisors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., and Putnam Retail Management Limited Partnership.


We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.


Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.50% and 0.35%, respectively, in 2011, and are not expected to exceed 0.50% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $85 from that Fund). For the fiscal year ended December 31, 2011, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $5.8 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


THE FIXED ACCOUNT

The portion of the prospectus relating to the Fixed Account is not registered under the 1933 Act and the Fixed Account is not registered as an investment company under the 1940 Act. The Fixed Account is not subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosure regarding the Fixed Account. The following disclosure about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.

The Fixed Account credits at least 3.5% per year. We are not obligated to, but may, credit more than 3.5% per year. If we do, such rates are determined at our sole discretion. Hartford does not guarantee that any crediting rate above the guarantee rate will remain for any guaranteed period of time. You assume the risk that, at any time, the Fixed Account may credit no more than 3.5%.

CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD

We deduct a front-end sales load from each premium you pay. The current sales load is 3.75%. The front-end sales load may by used to cover expenses related to the sale and distribution of the policies. The maximum sales load is 5.75%. In Oregon, the current sales load is 5.75%. The maximum sales load in Oregon is 7.75%.

TAX CHARGE -- We deduct a tax charge from each premium you pay. The tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

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DEDUCTIONS FROM ACCOUNT VALUE


MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your Policy. This amount is called the Monthly Deduction Amount and equals the sum of:


-   the charge for the cost of insurance;

-   the monthly administrative charge;

-   the mortality and expense risk charge;

-   any Face Amount increase fee;

-   the charges for additional benefits provided by rider, if any.

We will deduct the Monthly Deduction Amount on a pro rata basis from each available Sub-Account and the Fixed Account unless you choose the Allocation of Charges Option.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and the Fixed Account.

COST OF INSURANCE CHARGE -- The "cost of insurance" charge compensates the Company for providing insurance protection. It is deducted each month as part of the Monthly Deduction Amount and is designed to compensate the Company for the costs of paying death benefits. The charge for the cost of insurance equals:

-   the cost of insurance rate per $1,000, multiplied by

-   the amount at risk, divided by

-   $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.


Cost of insurance rates will be determined on each Policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your Policy. The maximum rates that can be charged are on the Policy specification pages of the contract. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states and markets) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.


Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insured's health.


Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and death benefit charges assessed, rider charges, Policy loans and changes to the Face Amount.



MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the Policy. The current monthly administrative charge is $7.50. The maximum administrative charge is $10 per month.


MORTALITY AND EXPENSE RISK CHARGE


We deduct a mortality and expense risk charge each month from your Account Value. There are two components to the mortality and expense risk charge. Part of the charge is assessed according to your Account Value attributable to the Sub-Accounts, and the other part is assessed based on the initial Face Amount of your Policy. The mortality and expense risk charge each month is equal to the sum of (a) and (b) where


(a) equals:

-   the monthly accumulated value mortality and expense risk rate; multiplied by

- the sum of your accumulated values in the Sub-Accounts on the Monthly Activity Date, prior to assessing the Monthly Deduction Amount.

and

(b) equals:

-   the monthly mortality and expense risk rate per $1,000; multiplied by

-   the initial Face Amount; divided by

-   $1,000.


During the first 10 Policy years, the current (the amount we are currently charging) and maximum accumulated value mortality and expense risk rate is 0.0625% per month. For Policy years 11-20, the current rate is 0.0292% per month. The maximum rate for Policy years 11-20 is 0.0417% per month. Thereafter, the current and maximum rate is 0.00% per month.



During the first 5 years, the Face Amount mortality and expense risk rate per $1,000 of initial Face Amount is individualized based on the Insured's initial Face Amount, issue age, Death Benefit Option, sex, and insurance class. The charge is on the Policy specification pages of the contract. Thereafter, there is no charge.


The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The

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mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between the cost it incurs and the charges it collects.


FACE AMOUNT INCREASE FEE -- We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount on your Policy. We deduct the fee each month for twelve months after the increase. The fee is a per $1,000 amount that varies by the attained age of the Insured. The monthly increase per $1,000 is on the Policy specification pages of the contract.



RIDER CHARGE -- If your Policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. The maximum charge for any rider chosen is shown on the Policy specification pages of the contract. For a description of the riders available, see "Your Policy -- Optional Supplemental Benefits."



SURRENDER CHARGE -- During the first 9 Policy years, surrender charges will be deducted from your Account Value if:



-   you surrender your Policy;


-   you decrease the Face Amount to an amount lower than it has ever been; or

- you take a withdrawal that causes the Face Amount to fall below the lowest previous Face Amount.


The amount of surrender charge is individualized based on the Insured's age, Death Benefit Option, sex, and insurance class on the date of issue. The surrender charges by Policy year are on the Policy specification pages of the contract. The charge compensates us for expenses incurred in issuing the Policy and the recovery of acquisition costs. Hartford may keep any difference between the cost it incurs and the charges it collects. For partial surrender charges applicable to a decrease in the Face Amount or withdrawal, see "Unscheduled Increases and Decreases in the Face Amount."


CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY

CONTRACT RIGHTS


POLICY OWNER, OR "YOU" -- As long as your Policy is in force, you may exercise all rights under the Policy while the insured is alive and no beneficiary has been irrevocably named.


BENEFICIARY -- The beneficiary is the person you name in the application to receive any death benefit. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.


INSURED -- The insured is the person on whose life the Policy is issued. You name the insured in the application of the Policy. The Policy Owner must have an insurable interest on the life of the insured in order for the Policy to be valid under state law and for the Policy to be considered life insurance for federal income tax purposes. An insurable interest generally exists when there is a demonstrable interest in something covered by an insurance Policy, the loss of which would cause deprivation or financial loss. There must be a valid insurable interest at the time the Policy is issued. If there is not a valid insurable interest, the Policy will not provide the intended benefits. Through our underwriting process, we will determine whether the insured is insurable.


You may request to change the Insured's risk class to a more favorable class if the health of the Insured has improved or if the Insured no longer uses nicotine. Upon providing us satisfactory evidence, we will review the risk classification. If we grant a change in risk classification, only future cost of insurance rates will be based on the more favorable class and all other contract terms and provisions will remain as established at issue. We will not change a risk class on account of deterioration of your health.


ASSIGNMENT -- You may assign your Policy. Until you notify us in writing, no assignment will be effective against your Policy. We are not responsible for the validity of any assignment.


STATEMENTS -- We will send you a statement at least once each year, showing:

-   the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

-   the amount of any Indebtedness;


-   any notifications required by the provisions of your Policy; and



- any other information required by the Insurance Department of the state where your Policy was delivered.



CHANGE OF ADDRESS -- It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on third party, including the US Postal Service, to update your current address. Unless preempted by ERISA, failure to give us a current address may result in payments due and payable on your life Policy being considered


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abandoned property under state law, and remitted to the applicable state.


RIGHT TO EXAMINE A POLICY -- You have a limited right to return your Policy for cancellation. You may deliver or mail the Policy to us or to the agent from whom it was purchased any time during your "free look" period.


FREE LOOK PERIOD FOR:


Your free look period begins on the day you receive your Policy and ends generally within 10 days of receiving it (or longer in some states). If you properly exercise your free look, we will rescind the Policy and we will pay you a refund. The state in which the Policy is issued determines the free look period and the type of refund that applies. You should refer to your Policy for information. However, generally, most states require us to refund the Account Value less any Indebteness. Other states require us to refund the total premiums paid less Indebtedness.



If your Policy is replacing another Policy, your "free look" period and the amount paid to you upon the return of your Policy vary by state.


REPLACEMENTS


A "replacement" occurs when a new Policy is purchased and, in connection with the sale, an existing Policy is surrendered, lapsed, forfeited, assigned to another insurer, otherwise terminated or used in a financial purchase. A "financial purchase" occurs when the purchase of a new life insurance Policy or annuity contract involves the use of money obtained from the values of an existing life insurance Policy or annuity contract through withdrawal, surrender or loan.



There are some circumstances where replacing your existing life insurance Policy can benefit you. However, there are many circumstances where a replacement will not be in your best interest. You should carefully review the costs, benefits and features of your existing life insurance Policy against a proposed Policy to determine whether a replacement is in your best interest.


OTHER POLICY PROVISIONS

INCONTESTABILITY -- We cannot contest the Policy after it has been in force, during the Insured's lifetime, for two years from its Date of Issue, except for non-payment of premium.

Any increase in the Face Amount for which evidence of insurability was obtained, will be incontestable only after the increase has been in force, during the Insured's lifetime, for two years from the effective date of the increase.

The Policy may not be contested for more than two years after the reinstatement date. Any contest We make after the Policy is reinstated will be limited to material misrepresentations in the evidence of insurability provided to Us in the request for reinstatement. However, the provision will not affect Our right to contest any statement in the original application or a different reinstatement request which was made during the Insured's lifetime from the Date of Issue of the Policy or a subsequent reinstatement date.

SUICIDE EXCLUSION -- If, within two years from the Date of Issue, the Insured dies by suicide, while sane or insane, Our liability will be limited to the premiums paid less Indebtness and less any withdrawals.

If, within two years from the effective date of any increase in the Face Amount for which evidence of insurability was obtained, the Insured dies by suicide, while sane or insane, Our liability with respect to such increase, will be limited to the Cost of Insurance for the increase.

POLICY LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of twenty (20) investment choices including the Sub-Accounts and Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your authorized agent of record or by other authorized representative, pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Account Value among the underlying Funds available in your Policy. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order at our Designated Address. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Policy Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Policy Owners allocate Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine

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how many shares of that Underlying Fund we would need to sell to satisfy all
Policy Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Premium Payments allocated to that Sub-Account and determine how many shares of that Underlying Fund we would need to buy to satisfy all Policy Owners' "transfer-in" requests.


In addition, many of the underlying Funds that are available as investment options in our variable life policies are also available as investment options in variable annuity contracts, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and Policy Owners in these other products engage in similar transfer transactions.


We take advantage of our size and available technology to combine sales of a particular Underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Underlying Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of an Underlying Fund rather than buy new shares or sell shares of the Underlying Fund.



For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Underlying Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.


ARE THERE ANY CHARGES FOR TRANSFERS AMONG SUB-ACCOUNTS?

Under the Policy, we have the right to assess an Administrative Transfer Fee of up to $25 per transfer after the first transfer you make in any month. We are currently not assessing Administrative Transfer Fees.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Policy Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Account Value more than once a Valuation Day.

For Example:

- If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

- If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

- Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

- Conversely, if you have $10,000 in Account Value distribution among 10 different Sub-Accounts and you request to transfer the Account Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

- However, you cannot transfer the same Account Value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.


SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH POLICY YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET, TELEPHONE, SAME DAY MAIL OR COURIER SERVICE. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet, same day mail service or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we may send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.


We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.


The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on an Underlying Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.


We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.


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THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Policy if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Underlying Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of an Underlying Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:


UNDERLYING FUND TRADING POLICIES


Generally, you are subject to Underlying Fund trading policies, if any. We are obligated to provide, at the underlying Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist underlying Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading Policy. In certain instances, we have agreed to assist an Underlying Fund, to help monitor compliance with that Fund's trading Policy.



We are obligated to follow each underlying Fund's instructions regarding enforcement of their trading Policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into an Underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund's trading Policy. Please refer to each underlying Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.


In certain circumstances, Underlying Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.


- "Excepted funds" such as money market funds and any Underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of Policy. This type of Policy may not apply to any financial intermediary that an Underlying Fund treats as a single investor.


- A Fund can decide to exempt categories of Policy Owners whose Policies are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Policy; or (iv) as a result of payments such as loan repayments, scheduled Premium Payments, scheduled withdrawals or surrenders, retirement plan Premium Payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,


- Since we net all the purchases and redemptions for a particular Underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.


- Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- Our policies apply only to individuals and entities that own or are Policy Owners under this Policy. However, the underlying Funds that make up the Sub-Accounts of this Policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?


We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by an Underlying Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Underlying Fund performance and, as a result, the performance of your Policy. This may also lower the Death Benefit paid to your Beneficiary.



Separate Account investors could be prevented from purchasing Underlying Fund shares if we reach an impasse on the execution of an underlying Fund's trading instructions. In other words, an Underlying Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and The Hartford can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading Policy.


In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Policy Owner to provide the information. If the Policy Owner does not provide the information, we may be directed by the Fund to restrict the

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Policy Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Policy will also be precluded from further purchases of Fund shares.


LIMITATIONS ON TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each Policy anniversary, and, the maximum amount transferred in any Policy Year will be the greater of $1,000 or 25% of the Accumulated Value in the Fixed Account on the date of the transfer "As a result of these restrictions, it can take several years to transfer amounts from the Fixed Account to the Sub-Accounts."


DEFERRAL OF PAYMENTS -- State law allows us to defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis. If we defer payment for more than 30 days, we will pay you interest. For policies issued in New York, if we defer payment for more than 10 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT


MODIFICATION OF POLICY -- The only way the Policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.


SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.


SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the Policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.


OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. The DCA program allows you to regularly transfer an amount you select from the Fixed Account or any Sub-Account into a different Sub-Account. Amounts will be transferred monthly to the other investment options in accordance with your allocation instructions. The dollar amount will be allocated to the investment options that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment options at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against investment loss.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select your portfolio of Funds based on your risk tolerance, time horizon and investment objectives. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Policy ("model portfolios"). These model portfolios are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

You choose how much of your Account Value you want to invest in this program. You can also combine this program with the Dollar Cost Averaging Program (subject to restrictions). Your investments under the program will be rebalanced at the specified frequency (quarterly, semi-annual or annual) you choose to reflect the model portfolio's original percentages, thereby eliminating imbalances resulting from market movements and/or partial Surrenders. We have no discretionary authority or control over your investment decisions. These model portfolios are based on then available Funds and do not include the Fixed Account. You may participate in only one model portfolio at a time.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the model portfolios, and we will not reallocate your Account Value based on those updates. Information on updated model portfolios may be obtained by contacting your Financial Professional. Investment alternatives other than these model portfolios are available that may enable you to invest you Account Value with similar risk and return characteristics. When considering a model portfolio for your individual situation, you should consider your other assets, income and investments in addition to this Policy.

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                                                                          27

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ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can only participate in one model at a time.


IMPACT OF FUND CHANGES ON DCA PROGRAM, ASSET ALLOCATION PROGRAM AND ASSET REBALANCING PROGRAM -- Certain Fund changes may impact these programs. If a Fund (merging Fund) contained in one of these programs merges into another Fund (surviving Fund) and we do not receive alternative instructions from you, we will automatically replace the merging fund with the surviving fund for each of the programs. If a Fund contained in one of these programs is liquidated, unless other instructions are received, we will automatically move the Policy value of the liquidated fund to the current money market fund for each of these programs.




OPTIONAL SUPPLEMENTAL BENEFITS -- The optional supplemental benefits discussed below are among the options that may be included in a Policy by rider, subject to the restrictions and limitations set forth in the rider. The cost for any optional rider you select depends on the issue age, sex, and risk class of the person insured under the Policy and the amount of benefit provided by the rider. The maximum cost for the rider will be stated in your Policy on the Policy specifications pages.


- ENHANCED NO-LAPSE GUARANTEE RIDER -- This rider lets you to choose a longer No-Lapse Guarantee Period. We call the longer No-Lapse Guarantee Period that you may choose with this rider the "Extended No-Lapse Guarantee Period." This rider also gives you an Additional No-Lapse Protection Benefit.


  Your Policy already has a No-Lapse Guarantee. That No-Lapse Guarantee is available as long as:



    - Your Policy is in what we call the No-Lapse Guarantee Period. The No-Lapse Guarantee Period is the lesser of 10 years from your policy's effective date, or until the insured is age 80; and



    - On each Monthly Activity Date during that period, the cumulative premiums paid into the Policy, less Indebtedness and less withdrawals from the Policy, equal or exceed an amount we call the Cumulative No-Lapse Guarantee Premium.



  The Cumulative No-Lapse Guarantee Premium is the premium required to maintain the No-Lapse Guarantee. We calculate it on each Monthly Activity Date. When we issue your Policy, the Cumulative No-Lapse Guarantee Premium is the No-Lapse Guarantee Premium shown on your policy's specifications page. We call it "cumulative" because on each new Monthly Activity Date it is the previous Monthly Activity Date's Cumulative No-Lapse Guarantee Premium plus the No-Lapse Guarantee Premium shown on your policy's specifications page.



  If the No-Lapse Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the Policy grace period, the No-Lapse Guarantee will then go into effect. The Policy will remain in force, however:


    -   All riders will terminate;

    -   The Death Benefit Option becomes Level;

    -   The Death Benefit will equal the current Face Amount; and

    -   Any future scheduled Increases in the Face Amount will be canceled.


  The No-Lapse Guarantee terminates at the end of the No-Lapse Guarantee Period. Also, if premiums paid less Indebtedness and less withdrawals from your Policy are less than the Cumulative No-Lapse Guarantee Premium, the No-Lapse Guarantee goes into default and will terminate unless we receive sufficient premium within 61 days.


  If you want to know more about the policy's No-Lapse Guarantee you should read about it in the Lapse and Reinstatement section of the prospectus.


  The Enhanced No-Lapse Guarantee Rider lets you choose an Extended No-Lapse Guarantee Period. You may choose an Extended No-Lapse Guarantee Period that is for the life of your Policy or you may choose one of the Extended No-Lapse Guarantee Periods described below:


    - If the insured is age 70 or younger, you may choose an Extended No-Lapse Guarantee Period that is the lesser of 20 years or until the insured is age 80.

    - If the insured is older than age 70, you may choose an Extended No-Lapse Guarantee Period that is the lesser of 10 years or until the insured is age 90.


  If the Extended No-Lapse Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the Policy grace period, the Extended No-Lapse Guarantee will then go into effect. The Policy will remain in force, however:


    - All riders (other than the Enhanced No-Lapse Guarantee Rider) will terminate;

    -   The Death Benefit Option becomes Level;

    -   The Death Benefit will equal the current Face Amount; and

    -   Any future scheduled Increases in the Face Amount will be canceled.


  The Enhanced No-Lapse Guarantee Rider also gives you the Additional No-Lapse Protection Benefit. The Additional No-Lapse Protection Benefit guarantees that your Policy will remain in force if the Extended No-Lapse Guarantee terminates.


  The Extended No-Lapse Guarantee terminates at the end of the Extended No-Lapse Guarantee Period. Also, if premiums

28

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  paid less Indebtedness and less withdrawals from your Policy are less than the
  Cumulative No-Lapse Guarantee Premium, the Extended No-Lapse Guarantee goes into default and will terminate unless we receive sufficient premium within 61-days.


  The Additional No-Lapse Protection Benefit is available for a period of time we call the Additional No-Lapse Protection Benefit Period, unless it is terminated earlier.


  The Additional No-Lapse Protection Benefit Period is equal to the length of time your Policy would remain in force if your policy's Account Value less any Indebtedness was credited with interest at a rate of 4.5% per year and subject to all applicable charges at the maximum rates. The beginning Account Value for this calculation is the Account Value on the date the Extended No-Lapse Guarantee goes into default or terminates, whichever is earlier.


  We will send you a notice when the Extended No-Lapse Guarantee terminates, telling you how long your Additional No-Lapse Protection Benefit Period will be.


  The Additional No-Lapse Protection Benefit terminates at the end of the Additional No-Lapse Protection Benefit Period. It also terminates if you take a loan or withdrawal from your Policy, change the Death Benefit Option from Option A to Option B, increase your policy's Face Amount, add any Optional Supplemental Benefit or increase an Optional Supplemental Benefit during the Additional No-Lapse Protection Benefit Period.



  You may only elect this Enhanced No-Lapse Guarantee Rider at the time you purchase your Policy. The charge for this rider is based on your policy's Face Amount.



- WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER -- In the event the person insured by the Policy becomes totally disabled, we will credit the Policy with an amount equal to the benefit defined in your Policy for as long as the insured remains totally disabled. The charge for this rider will continue to be deducted from the Account Value during the total disability of the person insured by the Policy until the rider terminates.


- TERM INSURANCE RIDER -- You may purchase a Term Insurance Rider on yourself as a base insured or on your family members. Under this Rider, we will pay the term life insurance benefit when the covered insured dies, according to the terms of your Policy and the Rider. You may elect this Rider when you purchase your Policy or on any Policy Anniversary. Hartford may require proof of insurability before we issue this Rider. If your Policy offers a No-Lapse Guarantee, the face amount of the Term Insurance Rider is generally not covered by the No-Lapse Guarantee.


  In deciding whether to use the Term Insurance Rider as part of the total coverage under the Policy on the base insured, you should consider the following factors regarding your Policy's costs and benefits. If you choose to combine flexible permanent insurance coverage with a Term Insurance Rider on the life of the base insured, the Rider provides additional temporary coverage at a cost that may be lower than if you purchased this term life insurance through a separate term life Policy and the policy's cash surrender value available to you may be higher because there are no surrender charges associated with the Rider. Some Policy monthly charges do not apply to the face amount of the Term Insurance Rider, therefore, using Term Insurance Rider coverage on the base insured may reduce the total amount of premium needed to sustain the total death benefit over the life of the Policy. Under some funding scenarios where the minimum death benefit insurance is increased to meet the definition of life insurance, the use of the Term Insurance Rider may have the effect of increasing the total amount of premium needed to sustain the total death benefit over the life of the Policy.


  The compensation paid to your representative may be lower when the Term Insurance Rider is included as part of your total coverage than when your total coverage does not include the Term Insurance Rider.

  You may wish to ask your representative for additional customized sales illustrations to review the impact of using Term Insurance Rider coverage in various combinations for your insurance protection needs.

- ACCIDENTAL DEATH BENEFIT RIDER -- This rider provides additional insurance coverage in the event of the accidental death of the insured. The rider terminates following the insured's 70th birthday.


- DEDUCTION AMOUNT WAIVER RIDER -- We will waive the Monthly Deduction Amount if the insured becomes totally disabled. This will help keep your Policy inforce. Rider benefits are not available if insured becomes disabled after age 65. Rider benefits may vary for individuals between the ages of 60 and
    65. See Policy rider for more details. Riders may not be available in all states.



POLICY SETTLEMENT OPTIONS



Proceeds from your Policy may be paid in a lump sum or may be applied to one of the available settlement options listed in your Policy. At the time proceeds are payable, the Beneficiary can select the method of payment.



SAFE HAVEN PROGRAM OPTION -- If the Death Benefit payment is $10,000 or greater, the Beneficiary may elect to have their death proceeds paid through our Safe Haven Program ("Safe Haven Program"). Under the Safe Haven Program, the proceeds remain in Our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write draft accounts as needed. We will credit interest at a rate determined by us. We will credit interest at a rate determined periodically in our sole discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES


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                                                                          29

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CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS
SIMILAR TO THE HARTFORD'S SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF THE HARTFORD'S PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDITS IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE OR PERSONAL PENSION ACCOUNT AND ARE NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for the Safe Haven Program, Hartford earns investment income from the proceeds under the program. The investment income earned is likely more than the amount of interest we credit and Hartford is making a profit from the difference.

The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. Your beneficiary may choose a settlement option.

FIRST OPTION -- INTEREST INCOME

Payments of interest at the rate we declare (but not less than 3% per year) on the amount applied under this option. You may request these payments to be made monthly, quarterly, semi-annually or annually. At any time you may request to receive the lump sum of the money that we are holding.

SECOND OPTION -- INCOME OF FIXED AMOUNT

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3% per year) is exhausted. You may request these payments to be made monthly, quarterly, semi-annually or annually. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- LIFE INCOME

- LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

- LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.


The Policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.


The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.


BENEFITS AT MATURITY -- The scheduled maturity date is the last date on which you may elect to make premium payments. Unless you elect to continue the Policy beyond this date, the Policy will terminate and any Cash Surrender Value will be paid to you.



If elected, the Policy may continue in force after the scheduled maturity date if (a) the Policy was in force on the scheduled maturity date; and (b) the owner of the Policy (including any assignee of record) agrees in writing to this continuation.


At the scheduled maturity date:

-   the death benefit will be reduced to the Account Value;

- the Account Value, if any, will continue to fluctuate with investment performance;

-   any loans will continue to accrue interest and become part of Indebtedness;

-   no future Monthly Deduction Amounts will be deducted;

-   no further premium payments will be accepted;

- All additional benefits provided by rider will deem to have terminated at the scheduled maturity date; and

-   loan repayments may still be made during this time.


Otherwise, the Policy will terminate on the scheduled maturity date.


CLASS OF PURCHASERS

REDUCED CHARGES -- The Policy is available for purchase by individuals, corporations and other entities. We may reduce or waive certain charges described above where the size or nature of such sales results in savings to us with respect to sales, underwriting, administrative or other costs. Eligibility for these reductions will be determined by factors that We believe are relevant to the expected reduction of our expenses. Some of these reductions may be guaranteed and others may be subject to modification. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.


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30

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HOW POLICIES ARE SOLD

We have entered into a distribution agreement with our affiliate, Hartford Equity Sales Company, Inc., ("HESCO"), under which HESCO serves as principal underwriter for the policies which are offered on a continuous basis. HESCO is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the FINRA. The principal business address of HESCO is the same as ours.

HESCO has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the policies. We pay compensation to HESCO for sales of the policies by Financial Intermediaries. Polices will be sold by individuals who have been appointed by us as insurance agents and who are financial professional of Financial Intermediaries ("Financial Professional").

We list below types of arrangements that help to incentivize sales people to sell our products. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Financial Professional according to a Financial Intermediaries' internal compensation practices.


Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive compensation that is based on the type of Policy or optional benefits sold.



We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the maximum commission we pay is 120.50% of the premium up to the Target Premium. The maximum commission for the amount in excess of the Target Premium in the first Policy Year is 4.97%. In Policy Years 2 and later, the maximum commission we pay is 5% of Target Premium and 3% on premiums above the Target Premium.



Your Financial Professional typically receives a portion of the compensation paid to his or her Financial Intermediary in connection with the Policy, depending on the particular arrangements between your Financial Professional and their Financial Intermediary. We are not involved in determining your Financial Professional's compensation. A Financial Professional may be required to return all or a portion of the commissions paid if the Policy terminates prior to the policy's thirteenth month-a-versary.


Check with your Financial Professional to verify whether your account is a brokerage account or an advisory account. Your interests may differ from ours and your Financial Professional (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Financial Professional (or the Financial Intermediary with which they are associated) can be paid by both you and by us based on what you buy. Therefore, profits, and your Financial Professional's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

- ADDITIONAL PAYMENTS. Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to among other things encourage the sale of this Policy. These additional payments could create an incentive for your Financial Professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

ADDITIONAL PAYMENT TYPE         WHAT PAYMENT IS USED FOR
----------------------------------------------------------------------------------------------------------------
Asset-based Commissions         We pay certain Financial Intermediaries and wholesalers based on the achievement of certain sales or assets under management targets.
Marketing Expense Allowances    We pay marketing allowances to Financial Intermediaries to help pay or reimburse sales marketing and operational expenses associated with the policies.
Gifts and Entertainment         We (or our affiliates) provide any or all of the following: (1) occasional meals and entertainment; (2) occasional tickets to sporting events; and (3) nominal gifts (not to exceed $100 annually).
Promotional Payments            We (or our affiliates) may pay for: (a) Access: such as one-on-one wholesaler visits; (b) Support: such as hardware and software, operational and systems integration, sales and service desk training, joint marketing campaigns, client or prospect seminar sponsorships, broker-dealer event advertising/
                                participation, sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition;
                                and/or sponsorship of due diligence meetings; educational, sales or training seminars, conferences and programs; and, (c) Miscellaneous: such as expense allowances and reimbursements; override payments and bonuses; and/or marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products.
Marketing Efforts               We pay for special marketing and distribution benefits such as: inclusion of our products on Financial Intermediary's "preferred list"; participation in or visibility at national and regional conferences; access to Financial
                                Professionals; links to our website from the Financial Intermediary websites;
                                and articles in Financial Intermediary publications highlighting our products and services.


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                                                                          31

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For the year ended December 31, 2011, Hartford and its affiliates paid approximately $3,400,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.



In addition, for the year ended December 31, 2011, Hartford, HESCO and their affiliate, Hartford Life and Annuity Insurance Company, paid $4,600,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of Hartford).



AIM Insurance, AXA Network LLC, Advanced Planning Services, Agency Two Insurance Marketing Group, American Mutual Insurance Services LLC, American Portfolios Financial Services, Ameriprise Financial Services Inc, Arvest Asset Management, Axa Advisors, LLC, BB&T Insurance Services Inc, BBVA Compass Insurance Agency Inc, Bancwest Investment Services Inc, Best Brokers Inc, BOSC Inc, Bryanmark Financial Group Inc, Byron Udell & Assoc Inc, CCO Investment Services Corp, CFP Inc, CT Solutions Ltd, Cadaret Grant & Co Inc, Cambridge Financial Services Inc, Cantella & Co Inc, Capital Financial Services Inc, Centaurus Financial Inc, Central Washington Insurance, Chase Investment Services, Citigroup Global Markets Inc, Clement Financial Services Inc, Comerica Securities Inc, Commerce Brokerage Services Inc, Commonwealth Financial Network, Connor & Gallagher Insurance Services, Consolidated Life Producers, Cornerstone Financial Group, Costanza Agency Inc, Crump Life Insurance Services Inc, Cuna Brokerage Services, Cuso Financial Services, DA Davidson & Co Inc, Delta Trust Investments Inc, Diversified Benefits Inc, Duey Financial Group LLC, Dumon Financial Group, Dynasty Insurance Services LLC, Edward D Jones & Co, Endow Inc, FPCM Securities LLC, FSC Securities Corp, Feinman Hillman & Associates, Fidelity Associate Financial, Fifth Third Securities Inc, Financial Advantage Services Inc, Financial Analysts Inc, Financial Network Investment Corporation, First Allied Securities, First American Insurance Uderwriting, First Heartland Capital Inc, Foresters Equity Services Inc, Freundt & Assoc Insurance Services, Frost Brokerage Services Inc, GSTLG Advisors LLC, GWN Securities Inc, Gallagher Benefit Services Inc, Genworth Financial Securities Corporation, Gibson Insurance, LLC, Gilford Securities Inc, Great Nation Investment Corporation, Gruber & Assoc Ltd, H Beck Inc, HD Vest Financial Services, HSBC Securities USA Inc, Harvey Financial Inc, Hornor Townsend Kent Inc, Howard Insurance Agency Inc, Huntington Investment Co, ILG First Meridian LLC, ING Financial Partners Inc, IWC Benefit Insurance Services Corporation, Independent Agents Inc, Infinity Wealth Management, Insurance Systems Inc, Invest Financial Corp, Investment Centers Of America, Investment Professionals Inc, J J B Hilliard W L Lyons LLC, Kerxton Insurnace Agency Inc, Key Investment Services LLC, LPL Financial Corporation, Legacy Benefits Group Inc, Legend Equities Corp, Life & Legacy Group LLC, Lincoln Financial Advisors, Lion Street, Lockton Financial Advisors LLC, M & T Securities Inc, M Holdings Securities, Inc., MML Investors Services Inc, Market Financial Group LTD, Marsh Financial Services, Mass Financial Services Insurance Agency Inc, McLeod Insurance Inc, Merrill Lynch & Co., Metlife Securities Inc, Mickelson Financial Services, Millers Insurance Agency Inc, Money Concepts Capital Corp, Morgan Keegan & Co Inc, MorganStanley SmithBarney LLC, Multi-Financial Securities Corporation, Murfee Meadows Inc, NFP Securities Inc, National Planning Corp, Navy Federal Brokerage Services LLC, Nelson Financial Group, New England Financial Services Inc, New World Financial & Insurance Services, New York Life Insurance Co Inc, Next Financial Group Inc, North Ridge Sec Corp, Northwestern Mutual, Omega Financial Corp, One Resource Group Corp, Oneamerica Securities Inc, Oppenheimer & Co., Inc., PFG Holding Inc, PG Financial LLC, Packerland Brokerage Services Inc, Paradigm Consulting Inc, Paulson Investment Co Inc, Power Group Company LLC, Premier America Credit Union, Prime Capital Services Inc, Primevest Financial Services Inc, Princor Financial Services Corporation, Prospera Financial Services, Purshe Kaplan Sterling Investments, Questar Capital Corp, R C Knox & Company Inc, R&M Smith Financial Partners Inc, RBC Wealth Management, Raymond James Financial Services, Redel Insurance Agency Inc, Riverstone Wealth Management Inc, Robert W Baird & Co Inc, Robinson Financial Group, Royal Alliance Associates, SAL Financial Services, SII Investments Inc, SWBC Ins Services Inc, Sagepoint Financial Inc, Salem Advisory Group LLC, Sammons Securities, Scott & Stringfellow, Securities America Inc, Smarr Financial Services Inc, Smith Brothers Insurance, Stephens Inc, Sterling Benefits Group, LLC, Stifel Nicolaus & Co Inc, StockCross Fncl Svcs Inc, Strand Atkinson Williams & York Inc, Summit Financial Group, Symetra Investment Services, The Leaders Group Inc, The ON Equity Sales Company, The Reilly Co LLC, Transamerica Financial Advisors Inc, Transworld Financial Group Inc, Trustmont Financial Group Inc, Twin Peaks LLC, UBS Financial Services Inc, US Bancorp Investments Inc, UnionBanc Investment Services, Uvest Financial Services Group Inc, VSR Financial Services Investment, WFG Investments Inc, WS Insurance Services LLC, Weaver Bros Insurance Assocociates, Wells Fargo Insurance Inc, Western Inter Sec Inc, White Oak Advisors Inc, Widener Insurance Agency Inc, Wilde Wealth Mgmt Inc, Windsor Insurance Associates, Inc., Woodbury Financial Services Inc, World Equity Group Inc, Wunderlich Securities Inc, Zenith Group LLC.


PREMIUMS


APPLICATION FOR A POLICY -- To purchase a Policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds age 85 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a Policy will be made without your consent. The minimum initial premium is the amount required to keep the Policy in force for one month, but not less than $50.


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32

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Your Policy will be effective on the Policy date only after we receive all outstanding delivery requirements and the initial premium payment. The Policy date is the date used to determine all future cyclical transactions on the Policy, such as Monthly Activity Date and Policy years.



PREMIUM PAYMENT FLEXIBILITY -- You have flexibility as to when and in what amounts you pay premiums. Prior to Policy issue, you can choose a planned premium, within a range we determined, based on the Face Amount and the insured's sex (except where unisex rates apply), issue age and risk classification. We will send you premium notices for planned premium. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premium payments automatically deducted monthly from your checking account. When we receive scheduled or regular premium payments from you through pre-authorized transactions such as, checking deduction (ACH), payroll deduction or through a government allocation arrangement, a summary of these transactions will appear on your annual statement and you will not receive a confirmation statement after each transaction. The planned premium and payment mode you select are shown on your policy's specifications page. You may change the planned premium at any time, subject to our minimum amount rules then in effect.



After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the Policy. Your Policy may lapse if the value of your Policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the Policy from terminating. For details see, "Lapse and Reinstatement."


You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:


- The minimum premium that we will accept is $50 or the amount required to keep the Policy in force.


- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

-   Any premium payment in excess of $1,000,000 is subject to our approval.


In some cases, applying a subsequent premium payment in a Policy year could result in your Policy becoming a modified endowment contract (MEC) (See Federal Tax Considerations section for additional information on MEC policies). If we receive a subsequent premium payment that would cause the Policy to become a MEC, we will follow these procedures:


- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your planned premium, we will apply the premium to the Policy. We will notify you in writing that your Policy has become a MEC and provide you with the opportunity to correct the MEC status as specified in the notice. You have 2 weeks from the date of the notice to respond.


- If we receive the premium within 20 calendar days prior to the Policy anniversary date and it is less than or equal to the planned premium, the premium payment will be considered not in good order. We will hold the payment without interest and credit it to the Policy on the Policy anniversary date. If the Policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the Policy anniversary. The owner will be notified of our action after the premium payment has been credited.



These procedures may not apply if there has been a material change to your Policy that impacts the 7-pay limit or 7-pay period because the start of the 7-pay year may no longer coincide with your Policy anniversary.



In some cases, applying a subsequent premium payment in a Policy year could cause your Policy to fail the definition of life insurance. If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance, the premium payment will be considered not in good order and we will follow these procedures:


- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your planned premium, we will return the excess premium payment to you and await further instructions.


- If we receive the premium within 20 calendar days prior to the Policy anniversary date and it is less than or equal to the planned premium, we will hold the payment without interest and credit the premium payment on the Policy anniversary date. If the Policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the Policy. The owner will be notified of our action after the premium payment has been credited.


ALLOCATION OF PREMIUM PAYMENTS

Any Premiums we receive prior to the issuance of the Policy will be held in a non-interest bearing suspense account during the underwriting process. After the Policy is issued, premium payments are not applied to the Policy until they are received in good order at the addresses below or received by us via wire.


INITIAL NET PREMIUM -- During the application process, you choose how you want to allocate your initial Net Premium among the Sub-Accounts and the Fixed Account on the premium allocation form. Any Net Premium received by us in good order prior to the end of the Right to Examine period, will be allocated to the Hartford Money Market HLS Fund Sub-Account based on the next computed value of the Hartford Money Market HLS Fund Sub-Account. Upon the expiration of the Right to Examine Period, we will automatically allocate the value in the Hartford Money Market HLS Fund to the Fixed Account (if applicable) and the Sub-Accounts according to your premium allocation instructions. (For policies issued by Hartford Life Insurance Company, if your Policy was issued as a result of a replacement, we will automatically move the money

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from the Hartford Money Market HLS Fund Sub-Account to the Sub-Accounts and the
Fixed Account based on the instructions in the application 10 days after the Policy was issued, not at the end of the Free Look period.)


SUBSEQUENT NET PREMIUMS -- For subsequent Net Premium Payments, you may send allocation instructions to the addresses shown below in accordance with our then current procedures. If you make a subsequent premium payment and do not provide us with allocation instructions, we will allocate the premium payment among the Sub-Accounts and the Fixed Account in accordance with your most recent allocation instructions. Any allocation instructions will be effective upon receipt by us in good order and will apply only to premium payments received on or after that date. Subsequent premium payments received by us in good order will be credited to your Policy based on the next computed value of a Sub-Account following receipt of your premium payment. Net Premiums allocated to the Fixed Account will be credited to your Policy on the day business day they are received.

You may not exceed twenty (20) investment choices at any given time and the percentage you allocate to each Sub-Account and/or the Fixed Account must be in whole percentages.

HOW TO SEND PREMIUM PAYMENTS:

MAIL

You should send premium payments to the following lockbox address:

The Hartford
PO Box 64273
St. Paul, MN 55164-0273

or

To our Individual Life Operations Center at:
The Hartford
500 Bielenberg Drive
Woodbury, MN 55125

WIRE

You may also arrange to pay your premium payments by wire. To wire payments call 1-800-231-5453 or email LifeService@Hartfordlife.com.

Mailed premium payments not sent to either of the addresses stated above will be considered not in good order. We will reroute the payment and apply it on the Valuation Date when it is received at the correct location and is determined to be in good order.


You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for such Policy.


If your most recent premium allocation instructions include a Fund (merging
Fund) that has been merged into another Fund (surviving Fund) and we do not receive alternative instructions, we will allocate the premium among the Sub-Accounts and the Fixed Account based on your most recent allocation instructions, except that we will apply the premium that would have been allocated to the merging Fund to the surviving Fund. If your most recent premium allocation instructions include a Fund that has been liquidated, generally, unless we receive alternative instructions, we will automatically amend your allocation instructions to replace the liquidated fund with the Money Market Fund.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.


The number of accumulation units in each Sub-Account to be credited to a Policy (including the initial allocation to the Hartford Money Market HLS Fund Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.


ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.


All valuations in connection with a Policy, (i.e., with respect to determining Account Value, in connection with Policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a Policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us in good order at the Individual Life Operations Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day. Requests for Sub-Account transfers or premium payments received on any Valuation Day in good order after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.



ACCOUNT VALUES -- Each Policy will have an Account Value. There is no minimum guaranteed Account Value.


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The Account Value of a Policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.



A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the Policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the Policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.


We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven calendar days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission, Commission declares that an emergency exists or the Commission by order permits the postponement of payment to protect Policy Owners.

DEATH BENEFITS AND POLICY VALUES


DEATH BENEFIT -- Your Policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your Policy will be effective on the Policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of the insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select.


DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

-   Under Option A, the current Face Amount.

-   Under Option B, the current Face Amount plus the Account Value.

- Under Option C, the current Face Amount plus the sum of premiums paid. However, it will be no more than the current Face Amount plus the Option C limit, which is currently $5 million.

OPTION CHANGE -- You may change your death benefit option by notifying us in writing. Any change will become effective on the Monthly Activity Date following the date we receive your request. If you elect to change to Option A, the Face Amount will become that amount available as a death benefit immediately prior to such option change. If you elect to change to Option B, the Face Amount will become the amount available as a death benefit immediately prior to such option change, minus the then-current Account Value. Changing your death benefit option may result in a Surrender Charge. You should consult a tax adviser regarding the possible adverse tax consequences resulting from a change in your death benefit option. We reserve the right to require evidence of insurability satisfactory to us before a change in your death benefit option becomes effective.


MINIMUM DEATH BENEFIT -- The Policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Account Value multiplied by a certain percentage. Your Policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the Policy year and insured's issue age, sex (where unisex rates are not used) and insurance class. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your Policy.


EXAMPLES OF MINIMUM DEATH BENEFIT

                                                              A           B
--------------------------------------------------------------------------------
 Face Amount                                                $100,000    $100,000
 Account Value                                                46,500      34,000
 Specified Percentage                                           250%        250%
 Death Benefit Option                                          Level       Level

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

VALID DEATH CLAIMS -- The Company will pay the death proceeds (death benefit less indebtedness) to the beneficiary normally within seven days after proof of death of the insured is

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                                                                          35

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received by us, at the Individual Life Operations Center, and the Company has:
1) verified the validity of the claim; 2) received all required beneficiary forms and information; 3) completed all investigations of the claim; and 4) determined all other information has been received and is in good order.


UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first Policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.



We reserve the right to limit the number of increases or decreases made under a Policy to no more than one in any 12 month period.



All requests to increase the Face Amount must be applied for on a new application and accompanied by your Policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new Policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount of your Policy. We deduct the fee each month for twelve months after the increase. The fee is a per $1,000 amount that varies by the attained age of the insured.


A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect. If during the surrender charge period, you decrease your Face Amount to an amount lower than it has ever been, a partial surrender charge will be assessed.

The surrender charge assessed will be:


- the surrender charge applicable to the then current Policy year, if any; multiplied by


-   the percentage described below.

The percentage will be determined by:

-   subtracting the new Face Amount from the lowest previous Face Amount; and

-   dividing that difference by the lowest previous Face Amount.


The surrender charge assessed will be deducted from your Account Value on the Monthly Activity Date on which the decrease becomes effective. We will also reduce the surrender charges applicable to future Policy years and provide you a revised schedule of surrender charges.



CHARGES AND POLICY VALUES -- Your Policy values decrease due to the deduction of Policy charges. Policy values may increase or decrease depending on investment performance. Investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your Policy lapses, the Policy terminates and no death benefit will be paid.


MAKING WITHDRAWALS FROM YOUR POLICY


SURRENDER -- Provided your Policy has a Cash Surrender Value, you may surrender your Policy to us. We will pay you the Cash Surrender Value. Our liability under the Policy will cease as of the date we receive your request in writing at our Designated Address, or the date you request your surrender, (our current administration rules allow a Policy Owner to designate a future surrender date, no more than ten calendar days from the date we receive the request), whichever is later.


WITHDRAWALS -- One withdrawal is allowed per calendar month. Withdrawals may be subject to a surrender charge, see "Surrender Charge." You may request a withdrawal in writing. The minimum withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1,000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. You may be assessed a charge of up to $10 for each partial withdrawal.

We will normally pay You the amount of the Withdrawal or Cash Surrender Value, less any taxes and applicable charges, within seven calendar days of Our receipt of a good order request. We may, however, delay payment of amounts from the Sub-Accounts if the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission, the Commission declares that an emergency exists or the Commission by order permits the postponement of payment to protect Policy Owners. In addition, we may delay payment of proceeds that are not attributable to the Sub-Accounts for up to six months for the date of Our receipt of a good order request.

LOANS

AVAILABILITY OF LOANS -- At any time while the Policy is in force and has a Cash Surrender Value, You may obtain a loan from Us. We will hold the Policy as sole security for repayment of any such loans taken. We may defer granting a loan, for the period permitted by law but not more than six months, unless the loan is to be used to pay premiums on any policies You have with Us. The minimum loan amount that we will allow is $500. In Tennessee, there is no minimum.

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When you take a loan, an amount equal to the loan is transferred from your investment choices to the Loan Account as collateral.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.


If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the Policy will then go into default. See "Lapse and Reinstatement."



PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) Policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.



LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your Policy is in force and the insured is alive. The amount of your Policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated. All loan repayments must be clearly marked as such. Any payment not clearly marked as a loan repayment will be considered to be a premium payment.


EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value and Death Benefit. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Therefore, it is generally advisable to use any Premium Payments made to the Policy while a loan is outstanding to repay the loan. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.5%.


INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the Policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, additional collateral will be transferred to the Loan Account. The additional collateral equals the difference between the Indebtedness and the value of the Loan Account. The additional collateral, if any, will be transferred on each Monthly Activity Date from the Fixed Account and the Sub-Accounts to the Loan Account on a pro rata basis.


POLICY LOAN RATES -- The table below shows the interest rates we will charge on your Indebtedness.

                                                                INTEREST RATE
                                              PORTION OF           CHARGED
          DURING POLICY YEARS                INDEBTEDNESS     EQUALS 3.5% PLUS:
--------------------------------------------------------------------------------
                  1-10                           All                  2%
              11 and later                    Preferred               0%
                                            Non-Preferred           0.25%

LAPSE AND REINSTATEMENT

LAPSE AND GRACE PERIOD -- Your Policy will be in default on any Monthly Activity Date on which either:

-   The Account Value is not sufficient to cover the Monthly Deduction Amount;
    or

-   The Indebtedness exceeds the Cash Value.


A 61-day "Grace Period" will begin from the date of any Policy default. Upon default, we will mail you and any assignee written notice of the amount of premiums that will be required to continue the Policy in force. The premium required will be no greater than an amount that results in a Cash Surrender Value equal to three Monthly Deduction Amounts as of the date your Policy goes into default. If the insured dies during the Grace Period, we will pay the death proceeds reduced by any money you owe us, such as outstanding loans, loan interest or unpaid charges.



Your Policy will terminate if we do not receive the required premium by the end of the Grace Period, unless the No-Lapse Guarantee is available. If the No-Lapse Guarantee is available and we have not received the required premium by the end of the Grace Period, the No-Lapse Guarantee will go into effect. While the No-Lapse Guarantee is in effect, your Death Benefit Option will become level (Option A), any Policy riders will terminate and any future scheduled increases are cancelled.


NO-LAPSE GUARANTEE DEFAULT AND GRACE PERIOD -- On every Monthly Activity Date during the No-Lapse Guarantee period, we will compare the cumulative premium payments received, less Indebtedness and less withdrawals, to the Cumulative No-Lapse Guarantee Premium.

If the cumulative premium payments received, less Indebtedness and less withdrawals, are less than the Cumulative No-Lapse Guarantee Premium, the No-Lapse Guarantee will be

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deemed to be in default as of that Monthly Activity Date and the No-Lapse
Guarantee Grace Period will begin. We will mail you and any assignee written notice of the amount of premium required to continue the No-Lapse Guarantee.


The No-Lapse Guarantee will be removed from the Policy at the end of the No-Lapse Guarantee Grace Period if we have not received the amount of premium required to continue such guarantee.



Loss of the No Lapse Guarantee at the end of the No-Lapse Guarantee Grace Period does not automatically cause the Policy to terminate; however the Policy will terminate if the continued existence of the No-Lapse Guarantee was what was preventing the Policy from terminating.



NO-LAPSE GUARANTEE -- The Policy will remain in force at the end of the Policy Grace Period as long as the No-Lapse Guarantee is available, as described below.


The No-Lapse Guarantee is available as long as:


-   the Policy is in the No-Lapse Guarantee Period; and



- on each Monthly Activity Date during that period, the cumulative premiums paid into the Policy, less Indebtedness and less withdrawals from the Policy, equal or exceed an amount known as the Cumulative No-Lapse Guarantee Premium.


The No-Lapse Guarantee is available to insureds aged 16 to 79.

The length of the No-Lapse Guarantee Period is the lesser of 5 years from your policy's effective date, and to age 80. The Cumulative No-Lapse Guarantee Premium is the premium required to maintain the No-Lapse Guarantee.


If the No-Lapse Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the Policy grace period, the No-Lapse Guarantee will then go into effect. The Policy will remain in force, however:


-   all riders will terminate;

-   the Death Benefit Option becomes Level;

-   the Death Benefit will equal the current Face Amount; and

-   any future scheduled Increases in the Face Amount will be canceled.


As long as the Policy remains in default and the No-Lapse Guarantee is available, the No-Lapse Guarantee will remain in effect on each subsequent Monthly Activity Date. You may be required to make premium payments to keep the No-Lapse Guarantee available, as described above.


If during the No-Lapse Guarantee Period, the Face Amount is increased or decreased, or riders are added or increased, deleted or reduced, a new monthly No-Lapse Guarantee Premium will be calculated. We will send you a notice of the new Monthly No-Lapse Guarantee Premium, which will be used in calculating the Cumulative No-Lapse Guarantee Premium in subsequent months.


Your specific No-Lapse Guarantee Premium is described on the specifications page of your Policy.



REINSTATEMENT -- Prior to the death of the insured, a Policy may be reinstated prior to the maturity date, provided such Policy has not been surrendered for cash, and provided further that:


-   You request reinstatement in writing within five years after termination;

-   You submit satisfactory evidence of insurability to us;


- any Indebtedness existing at the time the Policy was terminated is repaid or carried over to the reinstated Policy; and



- You pay a premium sufficient to cover (a) all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (b) the sum of Monthly Deduction Amounts for the next three months after the date the Policy is reinstated.



If the Policy lapse occurs because the Account Value is not sufficient to cover the Monthly Deduction Amount, then the Account Value on the reinstatement date equals:



-   The Cash Value on the date of Policy termination; plus



- Net Premiums attributable to premiums paid at the time of Policy reinstatement; minus


-   The Monthly Deduction Amounts that were due and unpaid during the Grace
    Period.


If the Policy lapse occurs because the Indebtedness exceeds the Cash Value, then the Account Value on the reinstatement date equals:



-   The Cash Value on the date of Policy termination; plus


-   Net Premiums attributable to premiums paid at the time of reinstatement;
    minus

- The Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus

-   The Surrender Charge at the time of reinstatement.


The Surrender Charge, if any, that will be assessed upon the surrender of any reinstated Policy, will be calculated based on the Policy duration from the original Policy Date and as though the Policy had never lapsed.


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FEDERAL TAX CONSIDERATIONS

INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts or estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Entities," regarding life insurance purchases by non-U.S. Persons.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

Although this discussion addresses some of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements or other employee benefits arrangements, the discussion is by no means exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

The federal, as well as the state and local, tax laws and regulations may require the Company to report certain transactions with respect to your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and record. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if you find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT


The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves based on the Policy.


Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.


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INCOME TAXATION OF POLICY BENEFITS -- GENERALLY


For federal income tax purposes, the policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. However, there are exceptions to this general rule. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the Policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a Policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the Section 7702 requirements.


At the time We issue the Policy, You must irrevocably elect one of the following tests to qualify the Policy as life insurance under section 7702 of the Code:
(a) the cash value accumulation test; or (b) the guideline premium and cash value corridor test.

Under the cash value accumulation test, a Policy's Death Benefit must be large enough to ensure that the Policy's Account Value is never larger than the net single premium that is needed to fund future benefits under the Policy. The net single premium under the Policy varies according to the age(s), sex(es) and underwriting class(s) of the insured(s) and is calculated in accordance with section 7702 and used to determine the minimum death benefit percentages stated in the Policy.

The guideline premium and cash value corridor test is made up of two components, each of which must be satisfied in order to qualify as life insurance under section 7702. Under the guideline premium portion of the test, the total premiums you pay cannot exceed your Policy's guideline premium limit. The guideline premium limit is the greater of the guideline single premium or the sum of the guideline level premiums to date. Under the cash value corridor portion of the test, the Policy's Death Benefit may not be less than the Policy Account Value multiplied by the minimum death benefit percentages set forth in section 7702 (and stated in the Policy).

There is some uncertainty as to the proper determination of the premium limits for purposes of Section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in Section 7702 or should be considered modified endowment contracts.


We also believe that any loan received under a Policy will be treated as indebtedness of the Policy Owner, and that no part of any loan under a Policy will constitute income to the Policy Owner unless the Policy is a modified endowment contract. There is a risk that the IRS could contend that certain preferred Policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the Policy. If so, such amounts might be currently taxable. A surrender or assignment of the Policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such transactions.



During the first fifteen Policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.



FOR POLICIES WITH THE MATURITY DATE EXTENSION RIDER ONLY: The Maturity Date Extension Rider allows a Policy Owner to extend the maturity date to the date of the death of the insured. If the maturity date of the Policy is extended by rider, we believe that the Policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.


DIVERSIFICATION REQUIREMENTS


The Code requires that each Sub-Account of the Separate Account supporting your Policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or Underlying Fund are not adequately diversified. If a contract is not treated as a life insurance contract, the Policy Owner will be subject to income tax on annual increases in cash value.


The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of a segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.


A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the Policy Owner must agree to make adjustments or pay such amounts as may be required by the IRS


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for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, Hartford obtained a private ruling letter ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. Hartford and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings, it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, indicates that amplified by Rev. Rul. 2007-7, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or other permitted entities.


Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Underlying Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.


DISTRIBUTIONS OTHER THAN DEATH BENEFITS


Under existing provisions of the Code, increases in a policy owner's Investment Value are generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the insured's death. If the Policy is surrendered or matures, the amount received will be includable in the policy owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender or maturity, then such debt will be treated as an amount distributed to the Policy Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loan or other amounts deemed to be received) from the Policy constitute income to the Policy Owner depends, in part, upon whether the Policy is considered a modified endowment contract for federal income tax purposes, as described below.


MODIFIED ENDOWMENT CONTRACTS


Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance Policy that satisfies the Section 7702 definition of a life insurance contract and either
(i) fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A Policy fails the seven-pay test if the accumulated amount paid into the Policy at any time during the first seven Policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).



A new seven-pay test and seven-year test period may be applied each time that a Policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the Policy within any seven-year test period, the seven-pay test is applied retroactively as if the Policy always had the reduced benefit level from the start of the seven-year test period. Any


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reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.


A Policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is generally excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the Policy Owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).



All MEC policies that are issued in the same calendar year to the same Policy Owner by the same insurer (or its affiliates) are treated as one MEC Policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a Policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the Policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.



Before assigning, pledging, or requesting a loan or other amount to be received under a Policy that is a MEC, a Policy Owner should consult a qualified tax adviser.



We have instituted procedures to monitor whether a Policy may become classified as a MEC.


ESTATE AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY


When the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the Policy. If the Policy Owner was not the insured, the fair market value of the Policy would be included in the policy owner's estate upon the Policy Owner's death. The Policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.


GENERATION SKIPPING TRANSFER TAX -- GENERALLY


Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance Policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.


FEDERAL INCOME TAX WITHHOLDING AND REPORTING


If any amounts are (or are deemed to be) current taxable income to the Policy Owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.


EMPLOYER-OWNED LIFE INSURANCE, NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

Effective for all "employer-owned life insurance contracts" issued after August 17, 2006, Code Section 101(j) provides that death benefits from an "employer-owned life insurance contract" are subject to federal income tax in excess of premiums and other amounts paid, unless certain notice and consent requirements are satisfied and an exception under Section 101(j) applies.

An "employer-owned life insurance contract" is defined as a life insurance contract which --

    (i) is owned by a person engaged in a trade or business ("policyholder") under which the policyholder (or a related person) is directly or indirectly a beneficiary under the contract, and

    (ii) covers the life of an insured who is an employee with respect to the trade or business of the policyholder. For these purposes, the term "employee" means all employees, including officers and highly compensated employees, as well as directors.

Notice and consent is generally satisfied if, before the contract is issued, the employee --

- is notified in writing that the policyholder intends to insure the employee's life and the maximum face amount for which the employee could be insured at the time the contract was issued,

- provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment, and

- is informed in writing that the policyholder (or a related party) will be a beneficiary of any proceeds payable upon the death of the employee.

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If the notice and consent requirements are met, the death benefit of an employer-owned life insurance contract will not be taxable if an exception under
Section 101(j) applies. Section 101(j) provides exceptions based on the insured's status (e.g., a director or certain highly compensated employees or an insured who was an employee at any time within the 12-month period before the insured's death) with respect to the policyholder, as well as exceptions for death benefit amounts paid to certain of the insured's heirs (e.g., the insured's estate or any individual who is the designated beneficiary of the insured under the contract (other than the policyholder)).

Section 6039I imposes annual reporting and recordkeeping requirements on employers that own one or more employer-owned life insurance contracts.


If a Policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the Policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a Policy, this Policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules.


Increases in the Investment Value of a contract may be considered in the determination of the corporate alternative minimum tax ("AMT") income. Death benefit proceeds in excess of AMT basis may be included in the computation of AMT income.

Prior to purchasing a life insurance contract, a trade or business should consult with a qualified tax advisor.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN ENTITIES

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prior to purchasing a life insurance contract, nonresident aliens and foreign entities should consult with a qualified tax advisor.

TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford, the Owner(s) or other persons involved in transactions involving life insurance contracts. It is the responsibility of each party, in consultation with their tax and legal advisors, to determine whether the particular facts and circumstances warrant such disclosure.

SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS

If a life insurance contract is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Internal Revenue Code ("Qualified Plan") for the benefit of participants covered under the plan, the federal and state income and estate tax treatment of such policies will be somewhat different from that described this section. The purchase may also affect the qualified nature of the plan.

The plan participant of a Qualified Plan must recognize the economic benefit of the insurance protection as income each year. The amount of economic benefit is measured by an IRS Table (currently Table 2001) or by a one-year term product of the insurer that meets specific IRS parameters outlined in IRS Notice 2002-8.

The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. When life insurance is purchased within a Qualified Plan, the amount that is received income tax free is the difference between the face amount and the cash surrender value, but only to the extent that the participant has properly recognized into income the appropriate amount of economic benefit.

A Qualified Plan is subject to the so called "incidental benefit rules." A Qualified Plan is permitted to hold life insurance, so long as the life insurance coverage is "incidental" to the primary purpose of the plan and the plan document permits the purchase of life insurance. Life insurance coverage is considered "incidental" if less than 50 percent of the contributions can be used to purchase whole life insurance. Generally, for term, universal or variable life insurance, no more than 25 percent of such contributions may be used. The "incidental benefit" rules may also be satisfied if the death benefit does not exceed 100 times the participant's anticipated monthly normal retirement benefit. If the Qualified Plan does not comply with the incidental benefit rules, it may be subject to adverse tax consequences.


In April 2005, the Treasury Department and the IRS issued Rev. Proc. 2005-25 which discusses the valuation of life insurance policies within the context of Qualified Plans and Sections 83 and 79 of the Internal Revenue Code. In August of 2005, the Treasury Department issued final regulations clarifying that a life insurance Policy transferred out of a Qualified Plan must be taxed at its full fair market value. The preamble to the final regulations states that taxpayers may rely on the safe harbor method for computing full fair market value discussed in Rev. Proc. 2005-25. Transfers may adversely affect the qualified plan if certain conditions are not met.


Distributions from Qualified Plans are generally subject to ordinary income tax, and if taken prior to age 59 1/2, a 10% federal tax penalty may apply to amounts distributed from the Qualified Plan. Also, distributions from a Qualified Plan generally are subject to federal income tax withholding requirements.

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Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974 as amended ("ERISA").

Purchasers of life insurance in a Qualified Plan should consult a qualified tax advisor to ensure that they comply with these complex rules and understand the federal and state income and estate tax treatment of such policies.

FOR POLICIES WITH THE LIFE ACCESS BENEFIT RIDER ONLY:

SPECIAL CONSIDERATIONS REGARDING THE LIFEACCESS ACCELERATED BENEFIT RIDER


The following is based on our general understanding of current Federal tax laws and is not intended as legal or tax advice. The Policy Owner should consult a qualified personal tax advisor to determine the consequences of purchasing and exercising the benefits provided by the Rider.



The LifeAccess Accelerated Benefit Rider allows a Policy Owner to accelerate all or a portion of their Death Benefit and any term amount (each as determined at the time of initial payment) if the Insured provides valid certification that the Insured is Chronically Ill, as defined in the Rider, and otherwise satisfies the terms of the Rider. We have designed this Rider so that the benefits paid under the Rider will be treated for federal income tax purposes as accelerated death benefits under Section 101(g)(1)(B) of the Code. The benefit is intended to qualify for exclusion from income subject to the qualification requirements under applicable provisions of the Code, which are dependent on the recipient's particular circumstances. Subject to state variations, a Policy Owner may elect to receive the accelerated benefit in monthly payments or in a lump sum, as described in the Policy. Receipt of an accelerated benefit payable monthly may be treated differently than if you receive the payment in a lump sum for Federal tax purposes. Accelerated benefits under this Rider may be taxable as income. You should consult a personal tax advisor before purchasing the Rider or applying for benefits.



The exclusion from income tax for accelerated death benefits does not apply to any amounts paid to a Policy Owner other than the Insured if the Policy Owner has an insurable interest with respect to the life of the Insured by reason of the Insured being an officer, employee or director of the Policy Owner or by reason of the Insured being financially interested in any trade or business carried on by the Policy Owner. In addition, special rules apply to determine the taxability of benefits when there is more than one contract providing accelerated benefits on account of chronic illness and/or other insurance policies on the Insured that will pay similar benefits, and more than one Policy Owner. Where the owner and insured are not the same (e.g., when a Policy with the Rider is owned by an irrevocable life insurance trust), other tax considerations may also arise in connection with getting benefits to the Insured, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of the life insurance Policy or Policy proceeds for estate tax purposes.



Death Benefit, Account Value, Cash Value and the Loan Account Value, if any, will be reduced if your receive accelerated death benefits under this Rider. Any adjustments made to the Death Benefit and other values as a result of payments under the Rider will also generally cause adjustments to the tax limits that apply to your Policy. Any amount you receive as an accelerated death benefit will reduce the amount the named Beneficiary(ies) under the Policy may receive upon the death of the Insured.


The Rider is not intended to be a health contract or a qualified long term care insurance contract under section 7702B(b) of the Code nor is it intended to be a non-qualified long term care contract and it is not intended or designed to eliminate the need for such coverage.

The policy owner's and/or the policy owner's spouse or dependents' eligibility for certain public assistance programs, such as Medicaid, and other government benefits or entitlements may be affected by owning this Rider or by receiving benefits under the Rider.


Although we do not believe the charges for this Rider should be treated as distributions for income tax purposes, there is a possibility that the charges may be considered distributions and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance Policy. Charges for the Rider are not deductible as medical expenses for income tax purposes.



Certain transfers-for-value of a life insurance Policy cause the policy's death benefit to be subject to income tax when paid. If there is such a transfer-for-value, benefits accelerated under this Rider may also be subject to income tax.



For income tax purposes, payment of benefits will be reported to the Policy Owner. The Policy Owner must then file the applicable IRS form to determine the amounts to be included or excluded from income for the applicable tax year. If there is more than one accelerated death benefit rider for chronic illness, other insurance policies on the Insured that will pay similar benefits, or any other reimbursement of the Insured's expenses, receipt of all such benefits must be considered to determine your tax obligation.

44

-------------------------------------------------------------------------------

LEGAL MATTERS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

RESTRICTIONS ON FINANCIAL TRANSACTIONS


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a policy owner's ability to make certain transactions and thereby we may refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Policy to government regulators.


FINANCIAL INFORMATION


We have included the financials statements for the Company and the Separate Account for the year ended December 31, 2011 in the Statement of Additional Information (SAI).


To receive a copy of the SAI free of charge, call you financial professional or write to us at:

The Hartford
P.O. Box 2999
Hartford, CT 06104-299

-------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

1933 ACT: Refers to the Securities Act of 1933, as amended.

1940 ACT: Refers to the Investment Company Act of 1940, as amended.

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

APPLICATION: A form or set of forms that must be completed and signed by the prospective Owner and each Insured before We can issue a Policy.

BENEFICIARY: The person or persons designated in the Application or the most recent Beneficiary designation in our files, to whom insurance proceeds are paid.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.


COMPANY (ISSUING COMPANY): either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. The name of the company that issues your Policy appears on the Policy and is determined primarily by the state where you purchased the Policy.


CUMULATIVE NO-LAPSE GUARANTEE PREMIUM: the premium required to maintain the No-Lapse guarantee. Initially, the Cumulative No-Lapse Guarantee Premium is the No-Lapse Guarantee Premium. On each Monthly Activity Date thereafter, the Cumulative No-Lapse Guarantee Premium is: (a) the Cumulative No-Lapse Guarantee Premium on the previous Monthly Activity Date; plus (b) the current No-Lapse Guarantee Premium.

DESIGNATED ADDRESS: Our address for receiving premium payments and other policyholder requests.

The Designated Address for sending premium payments is The Hartford, P.O. Box 64273, St. Paul, MN 55164-0273 or to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.


The Designated Address for sending all other Policy holder transactions is to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.



FACE AMOUNT: an amount we use to determine the Death Benefit. On the Policy date, the Face Amount equals the initial Face Amount shown in your Policy. Thereafter, it may change under the terms of the Policy.


FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

GOOD ORDER: means all necessary documents and forms are complete and in our possession.


INDEBTEDNESS: all loans taken on the Policy, plus any interest due or accrued minus any loan repayments.


LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.


MATURITY DATE: the date on which your Policy matures and your Policy terminates.



MONTHLY ACTIVITY DATE: the Policy date and the same date in each succeeding month as the Policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.


NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and tax charge.


NO-LAPSE GUARANTEE: A Policy feature or rider that guarantees your Policy will not lapse regardless of Account Value as long as You meet the requirements of the guarantee.



NO-LAPSE GUARANTEE PREMIUM: the amount of monthly premium required to keep the No-Lapse guarantee available, as shown in the policy's specifications page, and used to calculate the Cumulative No-Lapse Guarantee Premium.


POLICY: A legal contract between the Owner and Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company that provides a death benefit payable to the beneficiary upon death of the Insured in accordance with the Policy.



POLICY OWNER: The Owner or entity named as such in the application whom has all the rights stated in this Policy while the Insured is living.


PRO RATA BASIS: an allocation method based on the proportion of the Account Value in the Fixed Account and each Sub-Account.


SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the Policy belongs from our other assets.


SUB-ACCOUNT: a subdivision of the Separate Account.


SURRENDER CHARGE: a charge that may be assessed if you surrender your Policy or the Face Amount is decreased.



UNDERLYING FUND: The mutual funds that the Sub-Accounts invest in. The Underlying Funds are offered exclusively as investment options in variable insurance products issued by life insurance companies. They are not offered or made available directly to the public. These portfolios may contain different investments than the similarly named mutual funds offered by the money manager; therefore, investment results may differ. Fund holdings and investment strategies are subject to change. Investments in some funds may involve certain risks and may not be appropriate for all investors.


VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company.


YOU, YOUR: the owner of the Policy.

46

-------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

811-07329

                                     PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION (PART B)
STAG ACCUMULATOR VARIABLE UNIVERSAL LIFE (SERIES I)
SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: APRIL 30, 2012



DATE OF STATEMENT OF ADDITIONAL INFORMATION: APRIL 30, 2012

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               4
FINANCIAL STATEMENTS                                                        SA-1

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

-------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL I was established as a separate account under Connecticut law on June 8, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory-basis financial statements of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated April 9, 2012 (which report expresses an unqualified opinion in accordance with accounting practices prescribed and permitted by the Insurance Department of the State of Connecticut and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for deferred income taxes in 2009), and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL I as of December 31, 2011, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated April 13, 2012, which reports are both included in the Statement of Additional Information which is part of the registration statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").


Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2011: 48,792,974; 2010:
$19,319,302; and 2009: $22,303,405, and HESCO did not retain any of these underwriting commissions.


HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are financial professionals ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.

Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully in the prospectus.

ADDITIONAL INFORMATION ABOUT CHARGES

SALES LOAD -- The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies. Refer to prospectus for applicable sales load.


REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a Policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of Policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected Policy holders invested in the Separate Account.



UNDERWRITING PROCEDURES -- To purchase a Policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds the ages of 0 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.



Cost of insurance rates will be determined on each Policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your Policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.



No change in the terms or conditions of a Policy will be made without your consent.



UNSCHEDULED INCREASES IN FACE AMOUNT -- At any time after the first Policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.



We reserve the right to limit the number of increases or decreases made under a Policy to no more than one in any 12-month period.



All requests to increase the Face Amount must be applied for on a new application and accompanied by your Policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new Policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee. We deduct the fee each month for 12 months after the increase. The Face Increase Fee rate is per $1,000 amount and varies by the attained age of the insured.


PERFORMANCE DATA


Hartford may advertise the performance history of the underlying Funds of the Policy. Performance history is based on the Funds' past performance only and is no indication of future performance.



The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your Policy. These are charges and fees such as the surrender charge, unamortized tax charge, cost of insurance charge, mortality and expense risk charge, tax expense charge, annual maintenance fee, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, Policy duration, and account value. All of these Policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.


Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

-------------------------------------------------------------------------------

FINANCIAL STATEMENTS


The financial statements of the Company and the Separate Account for year ended December 31, 2011 follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.


For the most recent quarterly financial statement information for Hartford Life and Annuity Insurance Company visit www.hartfordinvestor.com. Requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL I
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account VL I (the "Account") as of December 31, 2011, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2011, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life and Annuity Insurance Company Separate Account VL I as of December 31, 2011, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
April 13, 2012

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                             INTERNATIONAL             SMALL/MID-CAP             INTERNATIONAL
                                            VALUE PORTFOLIO           VALUE PORTFOLIO          GROWTH PORTFOLIO
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 932,670                   572,236                  200,175
                                              ============              ============              ===========
  Cost                                         $20,914,152                $9,727,646               $4,626,206
                                              ============              ============              ===========
  Market value                                 $10,632,442                $8,800,986               $2,988,606
 Due from Sponsor Company                            5,147                        --                    4,095
 Receivable from fund shares sold                       --                    19,445                       --
 Other assets                                           --                        --                        1
                                              ------------              ------------              -----------
 Total assets                                   10,637,589                 8,820,431                2,992,702
                                              ------------              ------------              -----------
LIABILITIES:
 Due to Sponsor Company                                 --                    19,445                       --
 Payable for fund shares purchased                   5,147                        --                    4,095
 Other liabilities                                       1                        --                       --
                                              ------------              ------------              -----------
 Total liabilities                                   5,148                    19,445                    4,095
                                              ------------              ------------              -----------
NET ASSETS:
 For contract liabilities                      $10,632,441                $8,800,986               $2,988,607
                                              ============              ============              ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   1,550,479                   712,092                  379,075
 Minimum unit fair value #*                      $6.857519                $12.359340                $7.883945
 Maximum unit fair value #*                      $6.857519                $12.359340                $7.883945
 Contract liability                            $10,632,441                $8,800,986               $2,988,607

                                             INVESCO V.I.            INVESCO V.I.
                                                CAPITAL                  CORE
                                           APPRECIATION FUND         EQUITY FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ---------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 84,050                 80,764
                                              ===========             ==========
  Cost                                         $2,126,827             $2,090,171
                                              ===========             ==========
  Market value                                 $1,800,344             $2,158,027
 Due from Sponsor Company                           2,002                    111
 Receivable from fund shares sold                      --                     --
 Other assets                                          --                     --
                                              -----------             ----------
 Total assets                                   1,802,346              2,158,138
                                              -----------             ----------
LIABILITIES:
 Due to Sponsor Company                                --                     --
 Payable for fund shares purchased                  2,002                    111
 Other liabilities                                     --                     --
                                              -----------             ----------
 Total liabilities                                  2,002                    111
                                              -----------             ----------
NET ASSETS:
 For contract liabilities                      $1,800,344             $2,158,027
                                              ===========             ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    192,728                140,205
 Minimum unit fair value #*                     $9.341396             $15.391910
 Maximum unit fair value #*                     $9.341396             $15.391910
 Contract liability                            $1,800,344             $2,158,027

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                            INVESCO V.I.          INVESCO V.I.           INVESCO V.I.
                                           INTERNATIONAL          MID CAP CORE             SMALL CAP
                                            GROWTH FUND            EQUITY FUND            EQUITY FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              114,042              1,316,995                325,185
                                             ==========            ===========            ===========
  Cost                                       $2,782,619            $16,965,144             $4,493,953
                                             ==========            ===========            ===========
  Market value                               $3,007,295            $15,224,462             $5,336,286
 Due from Sponsor Company                           793                     --                     --
 Receivable from fund shares sold                    --                 49,305                 28,432
 Other assets                                        --                      1                     --
                                             ----------            -----------            -----------
 Total assets                                 3,008,088             15,273,768              5,364,718
                                             ----------            -----------            -----------
LIABILITIES:
 Due to Sponsor Company                              --                 49,305                 28,432
 Payable for fund shares purchased                  793                     --                     --
 Other liabilities                                   --                     --                     --
                                             ----------            -----------            -----------
 Total liabilities                                  793                 49,305                 28,432
                                             ----------            -----------            -----------
NET ASSETS:
 For contract liabilities                    $3,007,295            $15,224,463             $5,336,286
                                             ==========            ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  325,267                900,342                389,428
 Minimum unit fair value #*                   $9.245632             $16.909642             $13.702870
 Maximum unit fair value #*                   $9.245632             $16.909642             $13.702870
 Contract liability                          $3,007,295            $15,224,463             $5,336,286

                                                                      INVESCO V.I.
                                             INVESCO V.I.             BALANCED RISK
                                                CAPITAL                ALLOCATION
                                           DEVELOPMENT FUND               FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT (A)(B)
--------------------------------------  ------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 84,716                  205,550
                                              ===========              ===========
  Cost                                         $1,600,873               $2,278,280
                                              ===========              ===========
  Market value                                 $1,054,718               $2,369,988
 Due from Sponsor Company                           1,054                       --
 Receivable from fund shares sold                      --                       --
 Other assets                                          --                       --
                                              -----------              -----------
 Total assets                                   1,055,772                2,369,988
                                              -----------              -----------
LIABILITIES:
 Due to Sponsor Company                                --                       --
 Payable for fund shares purchased                  1,054                       --
 Other liabilities                                     --                       --
                                              -----------              -----------
 Total liabilities                                  1,054                       --
                                              -----------              -----------
NET ASSETS:
 For contract liabilities                      $1,054,718               $2,369,988
                                              ===========              ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     95,259                  213,669
 Minimum unit fair value #*                    $11.072131               $11.091880
 Maximum unit fair value #*                    $11.072131               $11.091880
 Contract liability                            $1,054,718               $2,369,988

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(a)  Funded as of April 29, 2011.

(b) Effective April 29, 2011 Invesco V.I. Global Multi-Asset Fund merged with Invesco V.I. Balanced Risk Allocation Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                    AMERICAN FUNDS
                                            AMERICAN FUNDS            BLUE CHIP
                                                ASSET                 INCOME AND            AMERICAN FUNDS
                                           ALLOCATION FUND           GROWTH FUND              BOND FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              4,531,094               4,787,121               5,279,818
                                             ============            ============            ============
  Cost                                        $73,674,850             $50,090,031             $59,591,529
                                             ============            ============            ============
  Market value                                $72,769,372             $42,748,992             $57,391,618
 Due from Sponsor Company                           7,489                  20,811                   4,583
 Receivable from fund shares sold                      --                      --                      --
 Other assets                                           3                      --                      --
                                             ------------            ------------            ------------
 Total assets                                  72,776,864              42,769,803              57,396,201
                                             ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                --                      --                      --
 Payable for fund shares purchased                  7,489                  20,811                   4,583
 Other liabilities                                     --                       1                       2
                                             ------------            ------------            ------------
 Total liabilities                                  7,489                  20,812                   4,585
                                             ------------            ------------            ------------
NET ASSETS:
 For contract liabilities                     $72,769,375             $42,748,991             $57,391,616
                                             ============            ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  4,572,883               2,890,488               4,062,898
 Minimum unit fair value #*                    $15.913238              $14.789539              $14.125783
 Maximum unit fair value #*                    $15.913238              $14.789539              $14.125783
 Contract liability                           $72,769,375             $42,748,991             $57,391,616


                                            AMERICAN FUNDS
                                                GLOBAL              AMERICAN FUNDS
                                             GROWTH FUND             GROWTH FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of shares                              2,606,184               3,473,979
                                             ============            ============
  Cost                                        $43,578,749            $171,069,464
                                             ============            ============
  Market value                                $50,273,294            $179,535,219
 Due from Sponsor Company                              --                      --
 Receivable from fund shares sold                  81,467                  33,058
 Other assets                                          14                     114
                                             ------------            ------------
 Total assets                                  50,354,775             179,568,391
                                             ------------            ------------
LIABILITIES:
 Due to Sponsor Company                            81,467                  33,058
 Payable for fund shares purchased                     --                      --
 Other liabilities                                     --                      --
                                             ------------            ------------
 Total liabilities                                 81,467                  33,058
                                             ------------            ------------
NET ASSETS:
 For contract liabilities                     $50,273,308            $179,535,333
                                             ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 32,786,113             152,683,887
 Minimum unit fair value #*                     $1.533372               $1.175863
 Maximum unit fair value #*                     $1.533372               $1.175863
 Contract liability                           $50,273,308            $179,535,333

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                           AMERICAN FUNDS       AMERICAN FUNDS       AMERICAN FUNDS
                                         GROWTH-INCOME FUND   INTERNATIONAL FUND     NEW WORLD FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             4,469,332            3,956,597            1,647,290
                                            ============          ===========          ===========
  Cost                                      $147,559,094          $70,349,401          $29,676,578
                                            ============          ===========          ===========
  Market value                              $147,800,816          $59,982,007          $32,122,147
 Due from Sponsor Company                             --                   --                   --
 Receivable from fund shares sold                101,405                7,276                1,367
 Other assets                                        107                   --                   --
                                            ------------          -----------          -----------
 Total assets                                147,902,328           59,989,283           32,123,514
                                            ------------          -----------          -----------
LIABILITIES:
 Due to Sponsor Company                          101,405                7,276                1,367
 Payable for fund shares purchased                    --                   --                   --
 Other liabilities                                    --                   --                   --
                                            ------------          -----------          -----------
 Total liabilities                               101,405                7,276                1,367
                                            ------------          -----------          -----------
NET ASSETS:
 For contract liabilities                   $147,800,923          $59,982,007          $32,122,147
                                            ============          ===========          ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #               108,042,480            3,020,610            1,175,456
 Minimum unit fair value #*                    $1.367989           $19.857580           $27.327395
 Maximum unit fair value #*                    $1.367989           $19.857580           $27.327395
 Contract liability                         $147,800,923          $59,982,007          $32,122,147

                                          AMERICAN FUNDS        FIDELITY VIP
                                           GLOBAL SMALL        ASSET MANAGER
                                        CAPITALIZATION FUND      PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ---------------------------------------
ASSETS:
 Investments:
  Number of shares                            1,446,814              78,212
                                            ===========          ==========
  Cost                                      $24,079,914          $1,325,460
                                            ===========          ==========
  Market value                              $24,653,710          $1,079,326
 Due from Sponsor Company                            --                  --
 Receivable from fund shares sold                 6,714                  --
 Other assets                                        --                  --
                                            -----------          ----------
 Total assets                                24,660,424           1,079,326
                                            -----------          ----------
LIABILITIES:
 Due to Sponsor Company                           6,714                  --
 Payable for fund shares purchased                   --                  --
 Other liabilities                                   --                  --
                                            -----------          ----------
 Total liabilities                                6,714                  --
                                            -----------          ----------
NET ASSETS:
 For contract liabilities                   $24,653,710          $1,079,326
                                            ===========          ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #               13,458,676             401,149
 Minimum unit fair value #*                   $1.831808           $2.690584
 Maximum unit fair value #*                   $1.831808           $2.690584
 Contract liability                         $24,653,710          $1,079,326

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                            FIDELITY VIP           FIDELITY VIP           FIDELITY VIP
                                            EQUITY INCOME           CONTRAFUND              OVERSEAS
                                              PORTFOLIO              PORTFOLIO             PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             1,688,122              1,696,628               108,968
                                             ===========            ===========            ==========
  Cost                                       $37,825,719            $46,783,674            $2,134,313
                                             ===========            ===========            ==========
  Market value                               $31,470,845            $38,411,652            $1,485,234
 Due from Sponsor Company                             --                 75,893                    --
 Receivable from fund shares sold                 38,381                     --                   709
 Other assets                                          6                     --                    --
                                             -----------            -----------            ----------
 Total assets                                 31,509,232             38,487,545             1,485,943
                                             -----------            -----------            ----------
LIABILITIES:
 Due to Sponsor Company                           38,381                     --                   709
 Payable for fund shares purchased                    --                 75,893                    --
 Other liabilities                                    --                      1                    --
                                             -----------            -----------            ----------
 Total liabilities                                38,381                 75,894                   709
                                             -----------            -----------            ----------
NET ASSETS:
 For contract liabilities                    $31,470,851            $38,411,651            $1,485,234
                                             ===========            ===========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 9,500,230              3,115,065               748,392
 Minimum unit fair value #*                    $2.906674             $12.330930             $1.984568
 Maximum unit fair value #*                   $10.840042             $12.330930             $1.984568
 Contract liability                          $31,470,851            $38,411,651            $1,485,234

                                            FIDELITY VIP           FIDELITY VIP
                                               MID CAP             FREEDOM 2010
                                              PORTFOLIO             PORTFOLIO
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of shares                               807,420                93,389
                                             ===========            ==========
  Cost                                       $25,650,872              $921,539
                                             ===========            ==========
  Market value                               $23,076,076              $958,170
 Due from Sponsor Company                         22,115                    --
 Receivable from fund shares sold                     --                    --
 Other assets                                         --                    --
                                             -----------            ----------
 Total assets                                 23,098,191               958,170
                                             -----------            ----------
LIABILITIES:
 Due to Sponsor Company                               --                    --
 Payable for fund shares purchased                22,115                    --
 Other liabilities                                     1                    --
                                             -----------            ----------
 Total liabilities                                22,116                    --
                                             -----------            ----------
NET ASSETS:
 For contract liabilities                    $23,076,075              $958,170
                                             ===========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 1,730,635                88,313
 Minimum unit fair value #*                   $13.333878            $10.849651
 Maximum unit fair value #*                   $13.333878            $10.849651
 Contract liability                          $23,076,075              $958,170

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                            FIDELITY VIP          FIDELITY VIP             FRANKLIN
                                            FREEDOM 2020          FREEDOM 2030              INCOME
                                             PORTFOLIO              PORTFOLIO           SECURITIES FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              125,126                 72,197              2,486,151
                                             ==========            ===========            ===========
  Cost                                       $1,162,025               $661,521            $41,029,238
                                             ==========            ===========            ===========
  Market value                               $1,272,531               $698,148            $35,601,677
 Due from Sponsor Company                            --                     --                     --
 Receivable from fund shares sold                    --                     --                    621
 Other assets                                         1                     --                      1
                                             ----------            -----------            -----------
 Total assets                                 1,272,532                698,148             35,602,299
                                             ----------            -----------            -----------
LIABILITIES:
 Due to Sponsor Company                              --                     --                    621
 Payable for fund shares purchased                   --                     --                     --
 Other liabilities                                   --                     --                     --
                                             ----------            -----------            -----------
 Total liabilities                                   --                     --                    621
                                             ----------            -----------            -----------
NET ASSETS:
 For contract liabilities                    $1,272,532               $698,148            $35,601,678
                                             ==========            ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  122,288                 70,460              2,725,173
 Minimum unit fair value #*                  $10.405993              $9.908391             $13.064004
 Maximum unit fair value #*                  $10.405993              $9.908391             $13.064004
 Contract liability                          $1,272,532               $698,148            $35,601,678

                                              FRANKLIN               FRANKLIN
                                              SMALL CAP              STRATEGIC
                                                VALUE                 INCOME
                                           SECURITIES FUND        SECURITIES FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of shares                             1,566,386              1,018,127
                                             ===========            ===========
  Cost                                       $24,163,954            $12,164,448
                                             ===========            ===========
  Market value                               $24,325,967            $12,777,497
 Due from Sponsor Company                             --                  4,200
 Receivable from fund shares sold                 15,240                     --
 Other assets                                          2                     --
                                             -----------            -----------
 Total assets                                 24,341,209             12,781,697
                                             -----------            -----------
LIABILITIES:
 Due to Sponsor Company                           15,240                     --
 Payable for fund shares purchased                    --                  4,200
 Other liabilities                                    --                     --
                                             -----------            -----------
 Total liabilities                                15,240                  4,200
                                             -----------            -----------
NET ASSETS:
 For contract liabilities                    $24,325,969            $12,777,497
                                             ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 1,218,025              1,001,015
 Minimum unit fair value #*                   $19.971648             $12.764539
 Maximum unit fair value #*                   $19.971648             $12.764539
 Contract liability                          $24,325,969            $12,777,497

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                    TEMPLETON              TEMPLETON
                                            MUTUAL SHARES            FOREIGN                GROWTH
                                           SECURITIES FUND       SECURITIES FUND        SECURITIES FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             2,730,422                87,735                888,390
                                             ===========            ==========            ===========
  Cost                                       $50,459,121            $1,188,601            $13,507,180
                                             ===========            ==========            ===========
  Market value                               $41,993,887            $1,101,958             $8,981,625
 Due from Sponsor Company                          8,007                   771                    780
 Receivable from fund shares sold                     --                    --                     --
 Other assets                                         --                    --                      1
                                             -----------            ----------            -----------
 Total assets                                 42,001,894             1,102,729              8,982,406
                                             -----------            ----------            -----------
LIABILITIES:
 Due to Sponsor Company                               --                    --                     --
 Payable for fund shares purchased                 8,007                   771                    780
 Other liabilities                                    --                    --                     --
                                             -----------            ----------            -----------
 Total liabilities                                 8,007                   771                    780
                                             -----------            ----------            -----------
NET ASSETS:
 For contract liabilities                    $41,993,887            $1,101,958             $8,981,626
                                             ===========            ==========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 2,774,616                70,278                994,428
 Minimum unit fair value #*                   $15.135026            $15.680071              $9.031951
 Maximum unit fair value #*                   $15.135026            $15.680071              $9.031951
 Contract liability                          $41,993,887            $1,101,958             $8,981,626

                                               MUTUAL                TEMPLETON
                                          GLOBAL DISCOVERY          GLOBAL BOND
                                           SECURITIES FUND        SECURITIES FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of shares                             1,229,538              1,495,266
                                             ===========            ===========
  Cost                                       $26,050,408            $26,002,630
                                             ===========            ===========
  Market value                               $23,717,785            $27,139,075
 Due from Sponsor Company                             --                     --
 Receivable from fund shares sold                 39,005                 68,064
 Other assets                                         --                      1
                                             -----------            -----------
 Total assets                                 23,756,790             27,207,140
                                             -----------            -----------
LIABILITIES:
 Due to Sponsor Company                           39,005                 68,064
 Payable for fund shares purchased                    --                     --
 Other liabilities                                    --                     --
                                             -----------            -----------
 Total liabilities                                39,005                 68,064
                                             -----------            -----------
NET ASSETS:
 For contract liabilities                    $23,717,785            $27,139,076
                                             ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 1,935,036              1,724,031
 Minimum unit fair value #*                   $12.257024             $15.741644
 Maximum unit fair value #*                   $12.257024             $15.741644
 Contract liability                          $23,717,785            $27,139,076

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                      HARTFORD                HARTFORD
                                              HARTFORD                 TOTAL                  CAPITAL
                                              ADVISERS              RETURN BOND             APPRECIATION
                                              HLS FUND                HLS FUND                HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             3,717,339               9,698,032               4,332,105
                                             ===========            ============            ============
  Cost                                       $92,800,917            $112,101,688            $202,218,046
                                             ===========            ============            ============
  Market value                               $71,891,447            $112,816,198            $161,140,631
 Due from Sponsor Company                         21,483                  14,233                      --
 Receivable from fund shares sold                     --                      --                 131,635
 Other assets                                         17                      --                       3
                                             -----------            ------------            ------------
 Total assets                                 71,912,947             112,830,431             161,272,269
                                             -----------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                               --                      --                 131,635
 Payable for fund shares purchased                21,483                  14,233                      --
 Other liabilities                                    --                      24                      --
                                             -----------            ------------            ------------
 Total liabilities                                21,483                  14,257                 131,635
                                             -----------            ------------            ------------
NET ASSETS:
 For contract liabilities                    $71,891,464            $112,816,174            $161,140,634
                                             ===========            ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                20,736,162              37,335,641              25,668,202
 Minimum unit fair value #*                    $3.466961               $3.021675               $6.277831
 Maximum unit fair value #*                    $3.466961               $3.021675               $6.277831
 Contract liability                          $71,891,464            $112,816,174            $161,140,634

                                               HARTFORD
                                               DIVIDEND               HARTFORD
                                              AND GROWTH          GLOBAL RESEARCH
                                               HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of shares                              5,327,070                91,012
                                             ============            ==========
  Cost                                       $103,919,744              $864,361
                                             ============            ==========
  Market value                               $103,006,087              $820,810
 Due from Sponsor Company                           2,446                 1,178
 Receivable from fund shares sold                      --                    --
 Other assets                                          --                    --
                                             ------------            ----------
 Total assets                                 103,008,533               821,988
                                             ------------            ----------
LIABILITIES:
 Due to Sponsor Company                                --                    --
 Payable for fund shares purchased                  2,446                 1,178
 Other liabilities                                     26                    --
                                             ------------            ----------
 Total liabilities                                  2,472                 1,178
                                             ------------            ----------
NET ASSETS:
 For contract liabilities                    $103,006,061              $820,810
                                             ============            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 24,205,248                90,019
 Minimum unit fair value #*                     $4.255526             $9.118201
 Maximum unit fair value #*                     $4.255526             $9.118201
 Contract liability                          $103,006,061              $820,810

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                   HARTFORD               HARTFORD
                                             HARTFORD             DISCIPLINED              GROWTH
                                           GLOBAL GROWTH            EQUITY              OPPORTUNITIES
                                             HLS FUND              HLS FUND               HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              64,029              1,286,743                944,588
                                             =========            ===========            ===========
  Cost                                        $924,318            $15,377,011            $27,566,322
                                             =========            ===========            ===========
  Market value                                $861,025            $15,162,859            $22,261,461
 Due from Sponsor Company                           --                  4,897                     --
 Receivable from fund shares sold                   --                     --                 30,626
 Other assets                                       --                      7                      1
                                             ---------            -----------            -----------
 Total assets                                  861,025             15,167,763             22,292,088
                                             ---------            -----------            -----------
LIABILITIES:
 Due to Sponsor Company                             --                     --                 30,626
 Payable for fund shares purchased                  --                  4,897                     --
 Other liabilities                                   1                     --                     --
                                             ---------            -----------            -----------
 Total liabilities                                   1                  4,897                 30,626
                                             ---------            -----------            -----------
NET ASSETS:
 For contract liabilities                     $861,024            $15,162,866            $22,261,462
                                             =========            ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 839,900             10,028,835              1,234,466
 Minimum unit fair value #*                  $1.025151              $1.511927             $18.033268
 Maximum unit fair value #*                  $1.025151              $1.511927             $18.033268
 Contract liability                           $861,024            $15,162,866            $22,261,462


                                              HARTFORD               HARTFORD
                                             HIGH YIELD                INDEX
                                              HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of shares                               304,851              1,717,135
                                             ===========            ===========
  Cost                                        $2,627,067            $58,756,282
                                             ===========            ===========
  Market value                                $2,653,100            $44,990,231
 Due from Sponsor Company                          1,113                     --
 Receivable from fund shares sold                     --                 53,439
 Other assets                                         --                     --
                                             -----------            -----------
 Total assets                                  2,654,213             45,043,670
                                             -----------            -----------
LIABILITIES:
 Due to Sponsor Company                               --                 53,439
 Payable for fund shares purchased                 1,113                     --
 Other liabilities                                    --                     12
                                             -----------            -----------
 Total liabilities                                 1,113                 53,451
                                             -----------            -----------
NET ASSETS:
 For contract liabilities                     $2,653,100            $44,990,219
                                             ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   153,113             12,258,842
 Minimum unit fair value #*                   $17.327676              $3.670022
 Maximum unit fair value #*                   $17.327676              $3.670022
 Contract liability                           $2,653,100            $44,990,219

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                              HARTFORD
                                           INTERNATIONAL            HARTFORD              HARTFORD
                                           OPPORTUNITIES             MIDCAP             MIDCAP VALUE
                                              HLS FUND              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             4,031,353             2,255,658             1,252,847
                                            ============          ============          ============
  Cost                                       $53,111,377           $47,478,455           $15,792,343
                                            ============          ============          ============
  Market value                               $43,197,287           $53,607,458           $11,824,404
 Due from Sponsor Company                         44,583                    --                29,024
 Receivable from fund shares sold                     --                 3,093                    --
 Other assets                                          1                     4                    --
                                            ------------          ------------          ------------
 Total assets                                 43,241,871            53,610,555            11,853,428
                                            ------------          ------------          ------------
LIABILITIES:
 Due to Sponsor Company                               --                 3,093                    --
 Payable for fund shares purchased                44,583                    --                29,024
 Other liabilities                                    --                    --                     1
                                            ------------          ------------          ------------
 Total liabilities                                44,583                 3,093                29,025
                                            ------------          ------------          ------------
NET ASSETS:
 For contract liabilities                    $43,197,288           $53,607,462           $11,824,403
                                            ============          ============          ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                15,159,715            13,287,375               620,114
 Minimum unit fair value #*                    $2.849479             $4.034466            $19.068102
 Maximum unit fair value #*                    $2.849479             $4.034466            $19.068102
 Contract liability                          $43,197,288           $53,607,462           $11,824,403


                                              HARTFORD              HARTFORD
                                            MONEY MARKET         SMALL COMPANY
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                            84,661,880             1,627,961
                                            ============          ============
  Cost                                       $84,661,880           $26,805,921
                                            ============          ============
  Market value                               $84,661,880           $27,787,823
 Due from Sponsor Company                             --                    --
 Receivable from fund shares sold                224,948                35,783
 Other assets                                         --                    --
                                            ------------          ------------
 Total assets                                 84,886,828            27,823,606
                                            ------------          ------------
LIABILITIES:
 Due to Sponsor Company                          224,948                35,783
 Payable for fund shares purchased                    --                    --
 Other liabilities                                    --                     7
                                            ------------          ------------
 Total liabilities                               224,948                35,790
                                            ------------          ------------
NET ASSETS:
 For contract liabilities                    $84,661,880           $27,787,816
                                            ============          ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                47,122,366            11,848,481
 Minimum unit fair value #*                    $1.796639             $2.345264
 Maximum unit fair value #*                    $1.796639             $2.345264
 Contract liability                          $84,661,880           $27,787,816

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                      HARTFORD
                                               HARTFORD            U.S. GOVERNMENT         LORD ABBETT
                                                STOCK                SECURITIES         CAPITAL STRUCTURE
                                               HLS FUND               HLS FUND                 FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              1,817,570              1,288,892               519,861
                                             ============            ===========            ==========
  Cost                                       $111,773,670            $13,824,515            $7,590,183
                                             ============            ===========            ==========
  Market value                                $72,608,621            $13,759,895            $6,773,782
 Due from Sponsor Company                          16,484                     --                 1,269
 Receivable from fund shares sold                      --                  6,923                    --
 Other assets                                          11                     --                     1
                                             ------------            -----------            ----------
 Total assets                                  72,625,116             13,766,818             6,775,052
                                             ------------            -----------            ----------
LIABILITIES:
 Due to Sponsor Company                                --                  6,923                    --
 Payable for fund shares purchased                 16,484                     --                 1,269
 Other liabilities                                     --                     --                    --
                                             ------------            -----------            ----------
 Total liabilities                                 16,484                  6,923                 1,269
                                             ------------            -----------            ----------
NET ASSETS:
 For contract liabilities                     $72,608,632            $13,759,895            $6,773,783
                                             ============            ===========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 19,503,209              1,227,996               546,733
 Minimum unit fair value #*                     $3.722907             $11.205160            $12.389564
 Maximum unit fair value #*                     $3.722907             $11.205160            $12.389564
 Contract liability                           $72,608,632            $13,759,895            $6,773,783

                                                                  LORD ABBETT
                                            LORD ABBETT            GROWTH AND
                                           BOND-DEBENTURE            INCOME
                                                FUND                  FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                              461,097               293,863
                                             ==========            ==========
  Cost                                       $5,027,021            $8,285,355
                                             ==========            ==========
  Market value                               $5,367,172            $6,509,072
 Due from Sponsor Company                            --                   609
 Receivable from fund shares sold               115,399                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                 5,482,571             6,509,681
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                         115,399                    --
 Payable for fund shares purchased                   --                   609
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                              115,399                   609
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                    $5,367,172            $6,509,072
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  404,206               620,695
 Minimum unit fair value #*                  $13.278309            $10.486745
 Maximum unit fair value #*                  $13.278309            $10.486745
 Contract liability                          $5,367,172            $6,509,072

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                          MFS INVESTORS           MFS NEW               MFS TOTAL
                                           TRUST SERIES       DISCOVERY SERIES        RETURN SERIES
                                           SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             41,010               381,927              1,307,400
                                             ========            ==========            ===========
  Cost                                       $888,429            $5,386,968            $26,505,832
                                             ========            ==========            ===========
  Market value                               $796,005            $5,457,736            $24,226,125
 Due from Sponsor Company                          --                 1,870                  6,465
 Receivable from fund shares sold                  --                    --                     --
 Other assets                                      --                     1                     --
                                             --------            ----------            -----------
 Total assets                                 796,005             5,459,607             24,232,590
                                             --------            ----------            -----------
LIABILITIES:
 Due to Sponsor Company                            --                    --                     --
 Payable for fund shares purchased                 --                 1,870                  6,465
 Other liabilities                                  1                    --                     --
                                             --------            ----------            -----------
 Total liabilities                                  1                 1,870                  6,465
                                             --------            ----------            -----------
NET ASSETS:
 For contract liabilities                    $796,004            $5,457,737            $24,226,125
                                             ========            ==========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 66,297               285,776              1,638,122
 Minimum unit fair value #*                  $12.006715          $19.097956             $14.788967
 Maximum unit fair value #*                  $12.006715          $19.097956             $14.788967
 Contract liability                          $796,004            $5,457,737            $24,226,125

                                             MFS VALUE            MFS RESEARCH
                                               SERIES             BOND SERIES
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                              571,615               566,479
                                             ==========            ==========
  Cost                                       $6,161,977            $7,114,167
                                             ==========            ==========
  Market value                               $7,248,081            $7,369,898
 Due from Sponsor Company                            --                    --
 Receivable from fund shares sold                50,990               115,672
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                 7,299,071             7,485,570
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                          50,990               115,672
 Payable for fund shares purchased                   --                    --
 Other liabilities                                    1                    --
                                             ----------            ----------
 Total liabilities                               50,991               115,672
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                    $7,248,080            $7,369,898
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  720,716               550,575
 Minimum unit fair value #*                  $10.056780            $13.385817
 Maximum unit fair value #*                  $10.056780            $13.385817
 Contract liability                          $7,248,080            $7,369,898

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                    INVESCO             OPPENHEIMER
                                            UIF MID CAP         VAN KAMPEN V.I.           CAPITAL
                                               GROWTH               MID CAP             APPRECIATION
                                             PORTFOLIO             VALUE FUND             FUND/VA
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              185,277               170,190                77,186
                                             ==========            ==========            ==========
  Cost                                       $1,476,278            $2,414,678            $3,119,276
                                             ==========            ==========            ==========
  Market value                               $2,060,285            $2,166,524            $3,041,138
 Due from Sponsor Company                        55,146                 1,198                 1,699
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total assets                                 2,115,431             2,167,722             3,042,837
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                    --
 Payable for fund shares purchased               55,146                 1,198                 1,699
 Other liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
 Total liabilities                               55,146                 1,198                 1,699
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                    $2,060,285            $2,166,524            $3,041,138
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  180,446               200,535               282,479
 Minimum unit fair value #*                  $11.417730            $10.803724            $10.765893
 Maximum unit fair value #*                  $11.417730            $10.803724            $10.765893
 Contract liability                          $2,060,285            $2,166,524            $3,041,138


                                            OPPENHEIMER           OPPENHEIMER
                                         GLOBAL SECURITIES        MAIN STREET
                                              FUND/VA               FUND/VA
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                              301,502                73,033
                                             ==========            ==========
  Cost                                       $9,729,803            $1,709,209
                                             ==========            ==========
  Market value                               $8,203,871            $1,499,363
 Due from Sponsor Company                            --                    26
 Receivable from fund shares sold                40,692                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                 8,244,563             1,499,389
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                          40,692                    --
 Payable for fund shares purchased                   --                    26
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                               40,692                    26
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                    $8,203,871            $1,499,363
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  699,068               133,446
 Minimum unit fair value #*                  $11.735440            $11.235715
 Maximum unit fair value #*                  $11.735440            $11.235715
 Contract liability                          $8,203,871            $1,499,363

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                            OPPENHEIMER
                                            MAIN STREET            PUTNAM VT             PUTNAM VT
                                          SMALL- & MID-CAP        DIVERSIFIED           GLOBAL ASSET
                                              FUND/VA             INCOME FUND         ALLOCATION FUND
                                          SUB-ACCOUNT (C)         SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               59,438               534,604                28,247
                                             ==========            ==========            ==========
  Cost                                         $712,806            $4,026,173              $522,817
                                             ==========            ==========            ==========
  Market value                               $1,011,641            $3,679,021              $398,842
 Due from Sponsor Company                           139                   589                    --
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total assets                                 1,011,780             3,679,610               398,842
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                    --
 Payable for fund shares purchased                  139                   589                    --
 Other liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
 Total liabilities                                  139                   589                    --
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                    $1,011,641            $3,679,021              $398,842
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   89,990               274,084                12,970
 Minimum unit fair value #*                  $11.241671            $12.188642            $30.751053
 Maximum unit fair value #*                  $11.241671            $25.400730            $30.751053
 Contract liability                          $1,011,641            $3,679,021              $398,842


                                             PUTNAM VT              PUTNAM VT
                                               GLOBAL              GROWTH AND
                                            EQUITY FUND            INCOME FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of shares                              359,523                782,382
                                             ==========            ===========
  Cost                                       $6,205,755            $21,010,086
                                             ==========            ===========
  Market value                               $3,657,154            $12,018,269
 Due from Sponsor Company                            --                  8,659
 Receivable from fund shares sold                   499                     --
 Other assets                                        --                     --
                                             ----------            -----------
 Total assets                                 3,657,653             12,026,928
                                             ----------            -----------
LIABILITIES:
 Due to Sponsor Company                             499                     --
 Payable for fund shares purchased                   --                  8,659
 Other liabilities                                   --                      1
                                             ----------            -----------
 Total liabilities                                  499                  8,660
                                             ----------            -----------
NET ASSETS:
 For contract liabilities                    $3,657,154            $12,018,268
                                             ==========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  160,206                462,452
 Minimum unit fair value #*                  $14.276598             $12.559145
 Maximum unit fair value #*                  $24.381165             $30.742591
 Contract liability                          $3,657,154            $12,018,268

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(c) Formerly Oppenheimer Main Street Small Cap Fund. Change effective April 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                             PUTNAM VT             PUTNAM VT
                                           GLOBAL HEALTH              HIGH               PUTNAM VT
                                             CARE FUND             YIELD FUND           INCOME FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                75,125             3,135,430             1,468,326
                                            ============          ============          ============
  Cost                                          $779,523           $24,522,931           $18,316,477
                                            ============          ============          ============
  Market value                                  $890,237           $20,634,250           $17,006,919
 Due from Sponsor Company                             --                    --                 2,106
 Receivable from fund shares sold                     --                 9,481                    --
 Other assets                                         --                    --                    --
                                            ------------          ------------          ------------
 Total assets                                    890,237            20,643,731            17,009,025
                                            ------------          ------------          ------------
LIABILITIES:
 Due to Sponsor Company                               --                 9,481                    --
 Payable for fund shares purchased                    --                    --                 2,106
 Other liabilities                                     1                     1                    --
                                            ------------          ------------          ------------
 Total liabilities                                     1                 9,482                 2,106
                                            ------------          ------------          ------------
NET ASSETS:
 For contract liabilities                       $890,236           $20,634,249           $17,006,919
                                            ============          ============          ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    58,068               912,209               895,256
 Minimum unit fair value #*                   $15.330913            $18.244699            $15.060896
 Maximum unit fair value #*                   $15.330913            $33.700697            $29.236133
 Contract liability                             $890,236           $20,634,249           $17,006,919

                                             PUTNAM VT             PUTNAM VT
                                           INTERNATIONAL         INTERNATIONAL
                                             VALUE FUND           EQUITY FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                                69,130             1,519,236
                                            ============          ============
  Cost                                          $970,368           $25,323,756
                                            ============          ============
  Market value                                  $550,276           $14,543,975
 Due from Sponsor Company                             --                 1,298
 Receivable from fund shares sold                     --                    --
 Other assets                                         --                    --
                                            ------------          ------------
 Total assets                                    550,276            14,545,273
                                            ------------          ------------
LIABILITIES:
 Due to Sponsor Company                               --                    --
 Payable for fund shares purchased                    --                 1,298
 Other liabilities                                    --                     1
                                            ------------          ------------
 Total liabilities                                    --                 1,299
                                            ------------          ------------
NET ASSETS:
 For contract liabilities                       $550,276           $14,543,974
                                            ============          ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    38,984             1,039,706
 Minimum unit fair value #*                   $14.115362            $13.643423
 Maximum unit fair value #*                   $14.115362            $14.102062
 Contract liability                             $550,276           $14,543,974

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                             PUTNAM VT                                   PUTNAM VT
                                           INTERNATIONAL           PUTNAM VT               MONEY
                                            GROWTH FUND          INVESTORS FUND         MARKET FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               24,195                70,853              114,890
                                             ==========            ==========            =========
  Cost                                         $353,715              $837,339             $114,890
                                             ==========            ==========            =========
  Market value                                 $336,075              $712,072             $114,890
 Due from Sponsor Company                            --                    --                   --
 Receivable from fund shares sold                    --                    --                   --
 Other assets                                        --                    --                   --
                                             ----------            ----------            ---------
 Total assets                                   336,075               712,072              114,890
                                             ----------            ----------            ---------
LIABILITIES:
 Due to Sponsor Company                              --                    --                   --
 Payable for fund shares purchased                   --                    --                   --
 Other liabilities                                   --                    --                   --
                                             ----------            ----------            ---------
 Total liabilities                                   --                    --                   --
                                             ----------            ----------            ---------
NET ASSETS:
 For contract liabilities                      $336,075              $712,072             $114,890
                                             ==========            ==========            =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   23,330                67,238               63,718
 Minimum unit fair value #*                  $14.405383            $10.590309            $1.803089
 Maximum unit fair value #*                  $14.405383            $10.590309            $1.803089
 Contract liability                            $336,075              $712,072             $114,890

                                              PUTNAM VT             PUTNAM VT
                                              MULTI-CAP             SMALL CAP
                                             GROWTH FUND            VALUE FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of shares                               446,293               367,188
                                             ===========            ==========
  Cost                                       $10,244,335            $7,221,204
                                             ===========            ==========
  Market value                                $8,725,361            $4,799,142
 Due from Sponsor Company                             --                   631
 Receivable from fund shares sold                  2,455                    --
 Other assets                                         --                    --
                                             -----------            ----------
 Total assets                                  8,727,816             4,799,773
                                             -----------            ----------
LIABILITIES:
 Due to Sponsor Company                            2,455                    --
 Payable for fund shares purchased                    --                   631
 Other liabilities                                    --                    --
                                             -----------            ----------
 Total liabilities                                 2,455                   631
                                             -----------            ----------
NET ASSETS:
 For contract liabilities                     $8,725,361            $4,799,142
                                             ===========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   390,408               486,662
 Minimum unit fair value #*                   $14.738812             $9.861349
 Maximum unit fair value #*                   $24.058223             $9.861349
 Contract liability                           $8,725,361            $4,799,142

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                             PUTNAM VT             PUTNAM VT
                                           GEORGE PUTNAM             GLOBAL               PUTNAM VT
                                           BALANCED FUND         UTILITIES FUND         VOYAGER FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               91,061                55,835                517,044
                                             ==========            ==========            ===========
  Cost                                         $929,586              $893,160            $21,257,632
                                             ==========            ==========            ===========
  Market value                                 $660,193              $670,015            $16,522,781
 Due from Sponsor Company                            --                    --                 79,734
 Receivable from fund shares sold                    --                    --                     --
 Other assets                                        --                    --                     --
                                             ----------            ----------            -----------
 Total assets                                   660,193               670,015             16,602,515
                                             ----------            ----------            -----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                     --
 Payable for fund shares purchased                   --                    --                 79,734
 Other liabilities                                   --                    --                     --
                                             ----------            ----------            -----------
 Total liabilities                                   --                    --                 79,734
                                             ----------            ----------            -----------
NET ASSETS:
 For contract liabilities                      $660,193              $670,015            $16,522,781
                                             ==========            ==========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   47,857                24,217                542,959
 Minimum unit fair value #*                  $13.795090            $27.667582             $14.184465
 Maximum unit fair value #*                  $13.795090            $27.667582             $35.287020
 Contract liability                            $660,193              $670,015            $16,522,781

                                              PUTNAM VT              PUTNAM VT               INVESCO
                                               CAPITAL                 EQUITY            VAN KAMPEN V.I.
                                          OPPORTUNITIES FUND        INCOME FUND           COMSTOCK FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               333,516                486,246              1,509,075
                                              ==========             ==========            ===========
  Cost                                        $5,100,463             $5,964,527            $19,867,160
                                              ==========             ==========            ===========
  Market value                                $5,132,806             $6,556,918            $17,022,365
 Due from Sponsor Company                         56,616                 67,084                  9,467
 Receivable from fund shares sold                     --                     --                     --
 Other assets                                         --                      1                     --
                                              ----------             ----------            -----------
 Total assets                                  5,189,422              6,624,003             17,031,832
                                              ----------             ----------            -----------
LIABILITIES:
 Due to Sponsor Company                               --                     --                     --
 Payable for fund shares purchased                56,616                 67,084                  9,467
 Other liabilities                                    --                     --                     --
                                              ----------             ----------            -----------
 Total liabilities                                56,616                 67,084                  9,467
                                              ----------             ----------            -----------
NET ASSETS:
 For contract liabilities                     $5,132,806             $6,556,919            $17,022,365
                                              ==========             ==========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   274,121                398,348              1,549,647
 Minimum unit fair value #*                   $18.724634             $15.963640             $10.984671
 Maximum unit fair value #*                   $18.724634             $16.562094             $10.984671
 Contract liability                           $5,132,806             $6,556,919            $17,022,365

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                             INTERNATIONAL             SMALL/MID-CAP              INTERNATIONAL
                                            VALUE PORTFOLIO           VALUE PORTFOLIO           GROWTH PORTFOLIO
                                              SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $478,638                   $24,995                   $93,404
                                              ------------              ------------               -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     154,185                   164,432                    56,109
 Net realized gain on distributions                     --                        --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (3,047,986)               (1,041,698)                 (714,664)
                                              ------------              ------------               -----------
  Net gain (loss) on investments                (2,893,801)                 (877,266)                 (658,555)
                                              ------------              ------------               -----------
  Net increase (decrease) in net
   assets resulting from operations            $(2,415,163)                $(852,271)                $(565,151)
                                              ============              ============               ===========

                                            INVESCO V.I.         INVESCO V.I.
                                               CAPITAL               CORE
                                          APPRECIATION FUND       EQUITY FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                                        $2,994             $17,671
                                             -----------           ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    14,010              15,768
 Net realized gain on distributions                   --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (167,339)             (8,624)
                                             -----------           ---------
  Net gain (loss) on investments                (153,329)              7,144
                                             -----------           ---------
  Net increase (decrease) in net
   assets resulting from operations            $(150,335)            $24,815
                                             ===========           =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                            INVESCO V.I.          INVESCO V.I.           INVESCO V.I.
                                           INTERNATIONAL          MID CAP CORE            SMALL CAP
                                            GROWTH FUND            EQUITY FUND           EQUITY FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $46,639                $50,002                  $ --
                                             ----------            -----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    6,241                 81,082               (53,806)
 Net realized gain on distributions                  --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (244,180)            (1,191,222)              (51,668)
                                             ----------            -----------            ----------
  Net gain (loss) on investments               (237,939)            (1,110,140)             (105,474)
                                             ----------            -----------            ----------
  Net increase (decrease) in net
   assets resulting from operations           $(191,300)           $(1,060,138)            $(105,474)
                                             ==========            ===========            ==========

                                                                    INVESCO V.I.
                                            INVESCO V.I.           BALANCED RISK
                                               CAPITAL               ALLOCATION
                                          DEVELOPMENT FUND              FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT (A)(B)
--------------------------------------  ---------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $ --                $26,833
                                              ---------               --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   26,731                (38,524)
 Net realized gain on distributions                  --                 89,937
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (109,476)                18,864
                                              ---------               --------
  Net gain (loss) on investments                (82,745)                70,277
                                              ---------               --------
  Net increase (decrease) in net
   assets resulting from operations            $(82,745)               $97,110
                                              =========               ========

(a)  Funded as of April 29, 2011.

(b) Effective April 29, 2011 Invesco V.I. Global Multi-Asset Fund merged with Invesco V.I. Balanced Risk Allocation Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                AMERICAN FUNDS
                                           AMERICAN FUNDS          BLUE CHIP
                                               ASSET              INCOME AND          AMERICAN FUNDS
                                          ALLOCATION FUND         GROWTH FUND           BOND FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $1,407,425             $769,402            $1,729,381
                                             ----------            ---------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (336,250)             139,717               388,213
 Net realized gain on distributions                  --                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (18,522)           (1,306,442)           1,345,730
                                             ----------            ---------            ----------
  Net gain (loss) on investments               (354,772)           (1,166,725)           1,733,943
                                             ----------            ---------            ----------
  Net increase (decrease) in net
   assets resulting from operations          $1,052,653            $(397,323)           $3,463,324
                                             ==========            =========            ==========


                                           AMERICAN FUNDS
                                               GLOBAL             AMERICAN FUNDS
                                             GROWTH FUND            GROWTH FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $726,884             $1,194,152
                                             -----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (401,597)            (2,150,478)
 Net realized gain on distributions                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (5,301,854)            (7,046,281)
                                             -----------            -----------
  Net gain (loss) on investments              (5,703,451)            (9,196,759)
                                             -----------            -----------
  Net increase (decrease) in net
   assets resulting from operations          $(4,976,567)           $(8,002,607)
                                             ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                             AMERICAN FUNDS           AMERICAN FUNDS         AMERICAN FUNDS
                                           GROWTH-INCOME FUND       INTERNATIONAL FUND       NEW WORLD FUND
                                               SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $2,402,587               $1,202,061               $615,992
                                               -----------              -----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (3,029,623)                 (16,262)               (35,443)
 Net realized gain on distributions                     --                       --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (2,165,034)             (10,977,439)            (5,910,969)
                                               -----------              -----------            -----------
  Net gain (loss) on investments                (5,194,657)             (10,993,701)            (5,946,412)
                                               -----------              -----------            -----------
  Net increase (decrease) in net
   assets resulting from operations            $(2,792,070)             $(9,791,640)           $(5,330,420)
                                               ===========              ===========            ===========

                                            AMERICAN FUNDS          FIDELITY VIP
                                             GLOBAL SMALL          ASSET MANAGER
                                          CAPITALIZATION FUND        PORTFOLIO
                                              SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $404,176              $22,429
                                              -----------             --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (912,763)             (39,938)
 Net realized gain on distributions                    --                5,514
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (5,568,709)             (10,812)
                                              -----------             --------
  Net gain (loss) on investments               (6,481,472)             (45,236)
                                              -----------             --------
  Net increase (decrease) in net
   assets resulting from operations           $(6,077,296)            $(22,807)
                                              ===========             ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                           FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                          EQUITY INCOME          CONTRAFUND            OVERSEAS
                                            PORTFOLIO            PORTFOLIO            PORTFOLIO
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $809,249              $318,600             $24,674
                                            ----------          ------------          ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (454,481)              108,715             (15,683)
 Net realized gain on distributions                 --                    --               3,457
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (24,530)           (1,458,533)           (326,967)
                                            ----------          ------------          ----------
  Net gain (loss) on investments              (479,011)           (1,349,818)           (339,193)
                                            ----------          ------------          ----------
  Net increase (decrease) in net
   assets resulting from operations           $330,238           $(1,031,218)          $(314,519)
                                            ==========          ============          ==========

                                            FIDELITY VIP         FIDELITY VIP
                                              MID CAP            FREEDOM 2010
                                             PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                                        $5,654             $18,233
                                            ------------          ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   117,942                (746)
 Net realized gain on distributions               44,426               4,963
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (3,014,821)            (28,422)
                                            ------------          ----------
  Net gain (loss) on investments              (2,852,453)            (24,205)
                                            ------------          ----------
  Net increase (decrease) in net
   assets resulting from operations          $(2,846,799)            $(5,972)
                                            ============          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                           FIDELITY VIP        FIDELITY VIP           FRANKLIN
                                           FREEDOM 2020        FREEDOM 2030            INCOME
                                            PORTFOLIO           PORTFOLIO         SECURITIES FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $25,526             $13,551            $2,078,263
                                             --------            --------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (1,717)              3,726                50,643
 Net realized gain on distributions             4,885               2,117                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (49,049)            (40,552)           (1,275,818)
                                             --------            --------            ----------
  Net gain (loss) on investments              (45,881)            (34,709)           (1,225,175)
                                             --------            --------            ----------
  Net increase (decrease) in net
   assets resulting from operations          $(20,355)           $(21,158)             $853,088
                                             ========            ========            ==========

                                              FRANKLIN             FRANKLIN
                                             SMALL CAP             STRATEGIC
                                               VALUE                INCOME
                                          SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                                     $178,006             $749,352
                                             ----------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (40,121)              (3,502)
 Net realized gain on distributions                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,116,048)            (456,864)
                                             ----------            ---------
  Net gain (loss) on investments             (1,156,169)            (460,366)
                                             ----------            ---------
  Net increase (decrease) in net
   assets resulting from operations           $(978,163)            $288,986
                                             ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                   TEMPLETON            TEMPLETON
                                           MUTUAL SHARES            FOREIGN              GROWTH
                                          SECURITIES FUND       SECURITIES FUND      SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $1,056,353              $15,514             $138,045
                                             ----------            ---------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (227,384)              (8,828)              64,665
 Net realized gain on distributions                  --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,344,294)            (141,128)            (900,812)
                                             ----------            ---------            ---------
  Net gain (loss) on investments             (1,571,678)            (149,956)            (836,147)
                                             ----------            ---------            ---------
  Net increase (decrease) in net
   assets resulting from operations           $(515,325)           $(134,442)           $(698,102)
                                             ==========            =========            =========

                                               MUTUAL              TEMPLETON
                                          GLOBAL DISCOVERY        GLOBAL BOND
                                          SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $563,644            $1,541,133
                                             ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (54,863)                  583
 Net realized gain on distributions             543,271               179,221
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,853,433)           (2,004,317)
                                             ----------            ----------
  Net gain (loss) on investments             (1,365,025)           (1,824,513)
                                             ----------            ----------
  Net increase (decrease) in net
   assets resulting from operations           $(801,381)            $(283,380)
                                             ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                    HARTFORD               HARTFORD
                                              HARTFORD               TOTAL                 CAPITAL
                                              ADVISERS            RETURN BOND            APPRECIATION
                                              HLS FUND              HLS FUND               HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $1,236,242              $244,237              $1,413,483
                                             ----------            ----------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                               (1,409,928)               79,602              (4,900,205)
 Net realized gain on distributions                  --                    --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,660,444             7,402,430             (17,882,770)
                                             ----------            ----------            ------------
  Net gain (loss) on investments                250,516             7,482,032             (22,782,975)
                                             ----------            ----------            ------------
  Net increase (decrease) in net
   assets resulting from operations          $1,486,758            $7,726,269            $(21,369,492)
                                             ==========            ==========            ============

                                              HARTFORD
                                              DIVIDEND              HARTFORD
                                             AND GROWTH         GLOBAL RESEARCH
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $2,173,954                 $113
                                             ----------             --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                               (1,066,442)                 467
 Net realized gain on distributions                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      329,629              (70,927)
                                             ----------             --------
  Net gain (loss) on investments               (736,813)             (70,460)
                                             ----------             --------
  Net increase (decrease) in net
   assets resulting from operations          $1,437,141             $(70,347)
                                             ==========             ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                  HARTFORD             HARTFORD
                                             HARTFORD           DISCIPLINED             GROWTH
                                           GLOBAL GROWTH           EQUITY           OPPORTUNITIES
                                             HLS FUND             HLS FUND             HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $357            $184,553                  $ --
                                            -----------          ----------          ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    2,428              96,482               776,587
 Net realized gain on distributions                  --                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (143,862)            (65,058)           (2,875,716)
                                            -----------          ----------          ------------
  Net gain (loss) on investments               (141,434)             31,424            (2,099,129)
                                            -----------          ----------          ------------
  Net increase (decrease) in net
   assets resulting from operations           $(141,077)           $215,977           $(2,099,129)
                                            ===========          ==========          ============


                                             HARTFORD             HARTFORD
                                            HIGH YIELD              INDEX
                                             HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                                     $242,005             $795,873
                                            -----------          -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (1,584)             753,022
 Net realized gain on distributions                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (149,218)            (482,312)
                                            -----------          -----------
  Net gain (loss) on investments               (150,802)             270,710
                                            -----------          -----------
  Net increase (decrease) in net
   assets resulting from operations             $91,203           $1,066,583
                                            ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                               HARTFORD
                                            INTERNATIONAL              HARTFORD                HARTFORD
                                            OPPORTUNITIES               MIDCAP               MIDCAP VALUE
                                               HLS FUND                HLS FUND                HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $22,497                $420,990                  $1,365
                                             ------------            ------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    139,280               1,340,592                (545,320)
 Net realized gain on distributions                    --                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (7,273,641)             (6,451,613)               (609,783)
                                             ------------            ------------            ------------
  Net gain (loss) on investments               (7,134,361)             (5,111,021)             (1,155,103)
                                             ------------            ------------            ------------
  Net increase (decrease) in net
   assets resulting from operations           $(7,111,864)            $(4,690,031)            $(1,153,738)
                                             ============            ============            ============


                                             HARTFORD             HARTFORD
                                           MONEY MARKET        SMALL COMPANY
                                             HLS FUND             HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                                     $ --                    $ --
                                               ----              ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   --               1,604,236
 Net realized gain on distributions              --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       --              (2,516,495)
                                               ----              ----------
  Net gain (loss) on investments                 --                (912,259)
                                               ----              ----------
  Net increase (decrease) in net
   assets resulting from operations            $ --               $(912,259)
                                               ====              ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                    HARTFORD
                                              HARTFORD          U.S. GOVERNMENT          LORD ABBETT
                                               STOCK               SECURITIES         CAPITAL STRUCTURE
                                              HLS FUND              HLS FUND                FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $1,046,082             $370,020               $193,472
                                             ----------             --------              ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (331,625)             (13,151)                43,143
 Net realized gain on distributions                  --                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,487,080)             293,343               (240,469)
                                             ----------             --------              ---------
  Net gain (loss) on investments             (1,818,705)             280,192               (197,326)
                                             ----------             --------              ---------
  Net increase (decrease) in net
   assets resulting from operations           $(772,623)            $650,212                $(3,854)
                                             ==========             ========              =========

                                                                   LORD ABBETT
                                             LORD ABBETT           GROWTH AND
                                           BOND-DEBENTURE            INCOME
                                                FUND                  FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $316,112               $50,436
                                              ---------             ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    9,993               (24,016)
 Net realized gain on distributions              39,480                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (144,352)             (480,084)
                                              ---------             ---------
  Net gain (loss) on investments                (94,879)             (504,100)
                                              ---------             ---------
  Net increase (decrease) in net
   assets resulting from operations            $221,233             $(453,664)
                                              =========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                        MFS INVESTORS         MFS NEW           MFS TOTAL
                                         TRUST SERIES     DISCOVERY SERIES    RETURN SERIES
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $8,451                $ --          $654,735
                                           --------          ----------          --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                               93,674             (22,525)         (230,916)
 Net realized gain on distributions              --             724,881                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          (122,592)         (1,344,628)           33,331
                                           --------          ----------          --------
  Net gain (loss) on investments            (28,918)           (642,272)         (197,585)
                                           --------          ----------          --------
  Net increase (decrease) in net
   assets resulting from operations        $(20,467)          $(642,272)         $457,150
                                           ========          ==========          ========

                                          MFS VALUE        MFS RESEARCH
                                            SERIES         BOND SERIES
                                         SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------  ----------------------------------
INVESTMENT INCOME:
 Dividends                                 $104,850          $174,188
                                           --------          --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                1,323             9,188
 Net realized gain on distributions          28,359            74,982
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          (141,657)          171,519
                                           --------          --------
  Net gain (loss) on investments           (111,975)          255,689
                                           --------          --------
  Net increase (decrease) in net
   assets resulting from operations         $(7,125)         $429,877
                                           ========          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                   INVESCO             OPPENHEIMER
                                            UIF MID CAP        VAN KAMPEN V.I.           CAPITAL
                                              GROWTH               MID CAP            APPRECIATION
                                             PORTFOLIO            VALUE FUND             FUND/VA
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $4,877              $13,608                $3,505
                                            -----------           ----------           -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    2,469                9,780                95,190
 Net realized gain on distributions                 822                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (196,908)             (16,507)             (139,319)
                                            -----------           ----------           -----------
  Net gain (loss) on investments               (193,617)              (6,727)              (44,129)
                                            -----------           ----------           -----------
  Net increase (decrease) in net
   assets resulting from operations           $(188,740)              $6,881              $(40,624)
                                            ===========           ==========           ===========


                                             OPPENHEIMER          OPPENHEIMER
                                          GLOBAL SECURITIES       MAIN STREET
                                               FUND/VA              FUND/VA
                                             SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                                       $93,540               $9,265
                                             -----------           ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     2,931               18,752
 Net realized gain on distributions                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (866,847)             (32,608)
                                             -----------           ----------
  Net gain (loss) on investments                (863,916)             (13,856)
                                             -----------           ----------
  Net increase (decrease) in net
   assets resulting from operations            $(770,376)             $(4,591)
                                             ===========           ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                            OPPENHEIMER
                                            MAIN STREET            PUTNAM VT           PUTNAM VT
                                          SMALL- & MID-CAP        DIVERSIFIED         GLOBAL ASSET
                                              FUND/VA             INCOME FUND       ALLOCATION FUND
                                          SUB-ACCOUNT (C)         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $3,849              $366,010             $20,845
                                              --------             ---------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   5,502                (1,201)            (10,968)
 Net realized gain on distributions                 --                    --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (35,678)             (489,251)             (9,024)
                                              --------             ---------            --------
  Net gain (loss) on investments               (30,176)             (490,452)            (19,992)
                                              --------             ---------            --------
  Net increase (decrease) in net
   assets resulting from operations           $(26,327)            $(124,442)               $853
                                              ========             =========            ========


                                             PUTNAM VT            PUTNAM VT
                                              GLOBAL              GROWTH AND
                                            EQUITY FUND          INCOME FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                                     $91,575              $194,147
                                             ---------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (202,814)           (1,399,720)
 Net realized gain on distributions                 --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (60,620)              708,523
                                             ---------            ----------
  Net gain (loss) on investments              (263,434)             (691,197)
                                             ---------            ----------
  Net increase (decrease) in net
   assets resulting from operations          $(171,859)            $(497,050)
                                             =========            ==========

(c) Formerly Oppenheimer Main Street Small Cap Fund. Change effective April 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                            PUTNAM VT            PUTNAM VT
                                          GLOBAL HEALTH             HIGH               PUTNAM VT
                                            CARE FUND            YIELD FUND           INCOME FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $13,185            $1,699,937            $1,558,375
                                             --------            ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 57,141               313,885                18,402
 Net realized gain on distributions            31,625                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (92,915)           (1,560,104)             (688,563)
                                             --------            ----------            ----------
  Net gain (loss) on investments               (4,149)           (1,246,219)             (670,161)
                                             --------            ----------            ----------
  Net increase (decrease) in net
   assets resulting from operations            $9,036              $453,718              $888,214
                                             ========            ==========            ==========

                                             PUTNAM VT             PUTNAM VT
                                           INTERNATIONAL         INTERNATIONAL
                                            VALUE FUND            EQUITY FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $19,839               $604,774
                                             ---------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (75,235)              (157,507)
 Net realized gain on distributions                 --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (32,914)            (3,373,812)
                                             ---------            -----------
  Net gain (loss) on investments              (108,149)            (3,531,319)
                                             ---------            -----------
  Net increase (decrease) in net
   assets resulting from operations           $(88,310)           $(2,926,545)
                                             =========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                           PUTNAM VT                           PUTNAM VT
                                         INTERNATIONAL       PUTNAM VT           MONEY
                                          GROWTH FUND      INVESTORS FUND     MARKET FUND
                                          SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $12,196           $10,992            $13
                                            --------          --------            ---
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                               (23,042)          (23,603)            --
 Net realized gain on distributions               --                --             --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (64,660)           13,887             --
                                            --------          --------            ---
  Net gain (loss) on investments             (87,702)           (9,716)            --
                                            --------          --------            ---
  Net increase (decrease) in net
   assets resulting from operations         $(75,506)           $1,276            $13
                                            ========          ========            ===

                                            PUTNAM VT          PUTNAM VT
                                            MULTI-CAP          SMALL CAP
                                           GROWTH FUND        VALUE FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  ------------------------------------
INVESTMENT INCOME:
 Dividends                                    $37,616            $24,158
                                            ---------          ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                               (280,353)            27,218
 Net realized gain on distributions                --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (225,091)          (268,846)
                                            ---------          ---------
  Net gain (loss) on investments             (505,444)          (241,628)
                                            ---------          ---------
  Net increase (decrease) in net
   assets resulting from operations         $(467,828)         $(217,470)
                                            =========          =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                            PUTNAM VT           PUTNAM VT
                                          GEORGE PUTNAM           GLOBAL             PUTNAM VT
                                          BALANCED FUND       UTILITIES FUND        VOYAGER FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $16,829             $31,326               $50,201
                                            ----------          ----------          ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (54,583)            (53,422)           (2,692,628)
 Net realized gain on distributions                 --                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      59,373             (19,688)             (821,743)
                                            ----------          ----------          ------------
  Net gain (loss) on investments                 4,790             (73,110)           (3,514,371)
                                            ----------          ----------          ------------
  Net increase (decrease) in net
   assets resulting from operations            $21,619            $(41,784)          $(3,464,170)
                                            ==========          ==========          ============

                                            PUTNAM VT           PUTNAM VT            INVESCO
                                             CAPITAL              EQUITY         VAN KAMPEN V.I.
                                        OPPORTUNITIES FUND     INCOME FUND        COMSTOCK FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $6,863            $100,618            $231,434
                                            ----------          ----------          ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  21,671              89,796             135,080
 Net realized gain on distributions                 --                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (345,353)           (105,848)           (716,815)
                                            ----------          ----------          ----------
  Net gain (loss) on investments              (323,682)            (16,052)           (581,735)
                                            ----------          ----------          ----------
  Net increase (decrease) in net
   assets resulting from operations          $(316,819)            $84,566           $(350,301)
                                            ==========          ==========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                          ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                              INTERNATIONAL             SMALL/MID-CAP              INTERNATIONAL
                                             VALUE PORTFOLIO           VALUE PORTFOLIO            GROWTH PORTFOLIO
                                               SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $478,638                   $24,995                    $93,404
 Net realized gain (loss) on security
  transactions                                     154,185                   164,432                     56,109
 Net realized gain on distributions                     --                        --                         --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (3,047,986)               (1,041,698)                  (714,664)
                                               -----------                ----------                 ----------
 Net increase (decrease) in net assets
  resulting from operations                     (2,415,163)                 (852,271)                  (565,151)
                                               -----------                ----------                 ----------
UNIT TRANSACTIONS:
 Purchases                                       1,926,202                 1,173,062                    428,149
 Net transfers                                    (103,879)                 (813,620)                  (199,174)
 Surrenders for benefit payments and
  fees                                            (727,701)                 (660,770)                  (220,603)
 Other transactions                                  2,010                    (5,282)                        41
 Death benefits                                    (12,785)                  (20,993)                    (1,821)
 Net loan activity                                  20,438                   (51,959)                   (31,324)
 Cost of insurance and other fees               (1,271,800)                 (863,079)                  (343,258)
                                               -----------                ----------                 ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                (167,515)               (1,242,641)                  (367,990)
                                               -----------                ----------                 ----------
 Net increase (decrease) in net assets          (2,582,678)               (2,094,912)                  (933,141)
NET ASSETS:
 Beginning of year                              13,215,119                10,895,898                  3,921,748
                                               -----------                ----------                 ----------
 End of year                                   $10,632,441                $8,800,986                 $2,988,607
                                               ===========                ==========                 ==========

                                             INVESCO V.I.           INVESCO V.I.
                                               CAPITAL                  CORE
                                          APPRECIATION FUND         EQUITY FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $2,994                $17,671
 Net realized gain (loss) on security
  transactions                                    14,010                 15,768
 Net realized gain on distributions                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (167,339)                (8,624)
                                              ----------             ----------
 Net increase (decrease) in net assets
  resulting from operations                     (150,335)                24,815
                                              ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                       281,190                199,850
 Net transfers                                   (23,551)               412,279
 Surrenders for benefit payments and
  fees                                           (81,944)              (197,394)
 Other transactions                                 (225)                  (163)
 Death benefits                                       --                (10,558)
 Net loan activity                                (5,884)                (5,942)
 Cost of insurance and other fees               (225,338)              (153,169)
                                              ----------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (55,752)               244,903
                                              ----------             ----------
 Net increase (decrease) in net assets          (206,087)               269,718
NET ASSETS:
 Beginning of year                             2,006,431              1,888,309
                                              ----------             ----------
 End of year                                  $1,800,344             $2,158,027
                                              ==========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                           INVESCO V.I.          INVESCO V.I.         INVESCO V.I.
                                           INTERNATIONAL         MID CAP CORE           SMALL CAP
                                            GROWTH FUND          EQUITY FUND           EQUITY FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $46,639               $50,002                 $ --
 Net realized gain (loss) on security
  transactions                                    6,241                81,082              (53,806)
 Net realized gain on distributions                  --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (244,180)           (1,191,222)             (51,668)
                                            -----------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from operations                    (191,300)           (1,060,138)            (105,474)
                                            -----------          ------------          -----------
UNIT TRANSACTIONS:
 Purchases                                      311,334             1,482,799              505,043
 Net transfers                                  599,782               296,104              877,011
 Surrenders for benefit payments and
  fees                                         (189,109)             (776,330)            (238,906)
 Other transactions                              (3,576)                 (102)                 567
 Death benefits                                 (19,133)              (31,714)             (31,871)
 Net loan activity                              (35,946)              (96,313)             (21,395)
 Cost of insurance and other fees              (228,585)           (1,271,983)            (410,596)
                                            -----------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              434,767              (397,539)             679,853
                                            -----------          ------------          -----------
 Net increase (decrease) in net assets          243,467            (1,457,677)             574,379
NET ASSETS:
 Beginning of year                            2,763,828            16,682,140            4,761,907
                                            -----------          ------------          -----------
 End of year                                 $3,007,295           $15,224,463           $5,336,286
                                            ===========          ============          ===========

                                                                   INVESCO V.I.
                                            INVESCO V.I.           BALANCED RISK
                                               CAPITAL              ALLOCATION
                                          DEVELOPMENT FUND             FUND
                                             SUB-ACCOUNT        SUB-ACCOUNT (A)(B)
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $ --                $26,833
 Net realized gain (loss) on security
  transactions                                    26,731                (38,524)
 Net realized gain on distributions                   --                 89,937
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (109,476)                18,864
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                      (82,745)                97,110
                                             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                       131,984                 72,622
 Net transfers                                   (17,342)             1,680,289
 Surrenders for benefit payments and
  fees                                           (52,428)               (58,839)
 Other transactions                                  (16)                    11
 Death benefits                                       --                 (8,821)
 Net loan activity                               (12,979)               (59,212)
 Cost of insurance and other fees               (121,025)               (58,690)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (71,806)             1,567,360
                                             -----------            -----------
 Net increase (decrease) in net assets          (154,551)             1,664,470
NET ASSETS:
 Beginning of year                             1,209,269                705,518
                                             -----------            -----------
 End of year                                  $1,054,718             $2,369,988
                                             ===========            ===========

(a)  Funded as of April 29, 2011.

(b) Effective April 29, 2011 Invesco V.I. Global Multi-Asset Fund merged with Invesco V.I. Balanced Risk Allocation Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                  AMERICAN FUNDS
                                           AMERICAN FUNDS            BLUE CHIP
                                                ASSET               INCOME AND           AMERICAN FUNDS
                                           ALLOCATION FUND          GROWTH FUND             BOND FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $1,407,425               $769,402             $1,729,381
 Net realized gain (loss) on security
  transactions                                  (336,250)               139,717                388,213
 Net realized gain on distributions                   --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (18,522)            (1,306,442)             1,345,730
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    1,052,653               (397,323)             3,463,324
                                             -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     6,731,155              4,510,941              5,131,703
 Net transfers                                  (893,379)              (767,747)            (1,489,998)
 Surrenders for benefit payments and
  fees                                        (3,403,887)            (1,703,904)            (2,702,663)
 Other transactions                               (1,599)                   868                   (274)
 Death benefits                                 (324,788)              (319,587)              (269,316)
 Net loan activity                            (1,571,223)              (411,207)              (370,392)
 Cost of insurance and other fees             (6,816,094)            (3,833,443)            (4,851,032)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (6,279,815)            (2,524,079)            (4,551,972)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets        (5,227,162)            (2,921,402)            (1,088,648)
NET ASSETS:
 Beginning of year                            77,996,537             45,670,393             58,480,264
                                             -----------            -----------            -----------
 End of year                                 $72,769,375            $42,748,991            $57,391,616
                                             ===========            ===========            ===========


                                           AMERICAN FUNDS
                                               GLOBAL              AMERICAN FUNDS
                                             GROWTH FUND            GROWTH FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ---------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $726,884              $1,194,152
 Net realized gain (loss) on security
  transactions                                  (401,597)             (2,150,478)
 Net realized gain on distributions                   --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (5,301,854)             (7,046,281)
                                             -----------            ------------
 Net increase (decrease) in net assets
  resulting from operations                   (4,976,567)             (8,002,607)
                                             -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                     4,949,957              19,152,224
 Net transfers                                (1,014,928)             (5,430,261)
 Surrenders for benefit payments and
  fees                                        (2,678,351)            (11,080,362)
 Other transactions                                5,790                  (2,135)
 Death benefits                                 (345,365)               (730,090)
 Net loan activity                              (375,036)             (1,244,790)
 Cost of insurance and other fees             (4,257,421)            (15,893,464)
                                             -----------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (3,715,354)            (15,228,878)
                                             -----------            ------------
 Net increase (decrease) in net assets        (8,691,921)            (23,231,485)
NET ASSETS:
 Beginning of year                            58,965,229             202,766,818
                                             -----------            ------------
 End of year                                 $50,273,308            $179,535,333
                                             ===========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                           AMERICAN FUNDS        AMERICAN FUNDS        AMERICAN FUNDS
                                         GROWTH-INCOME FUND    INTERNATIONAL FUND      NEW WORLD FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $2,402,587             $1,202,061             $615,992
 Net realized gain (loss) on security
  transactions                                (3,029,623)               (16,262)             (35,443)
 Net realized gain on distributions                   --                     --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (2,165,034)           (10,977,439)          (5,910,969)
                                            ------------          -------------          -----------
 Net increase (decrease) in net assets
  resulting from operations                   (2,792,070)            (9,791,640)          (5,330,420)
                                            ------------          -------------          -----------
UNIT TRANSACTIONS:
 Purchases                                    15,008,837              6,731,690            3,398,161
 Net transfers                                (4,955,789)            (1,283,594)             512,503
 Surrenders for benefit payments and
  fees                                        (8,769,731)            (3,107,149)          (2,486,477)
 Other transactions                                6,804                  2,124                2,837
 Death benefits                                 (691,377)              (323,148)             (51,918)
 Net loan activity                              (710,679)              (399,272)             (76,092)
 Cost of insurance and other fees            (12,885,743)            (5,357,924)          (2,837,235)
                                            ------------          -------------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (12,997,678)            (3,737,273)          (1,538,221)
                                            ------------          -------------          -----------
 Net increase (decrease) in net assets       (15,789,748)           (13,528,913)          (6,868,641)
NET ASSETS:
 Beginning of year                           163,590,671             73,510,920           38,990,788
                                            ------------          -------------          -----------
 End of year                                $147,800,923            $59,982,007          $32,122,147
                                            ============          =============          ===========

                                          AMERICAN FUNDS        FIDELITY VIP
                                           GLOBAL SMALL        ASSET MANAGER
                                        CAPITALIZATION FUND      PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ---------------------------------------
OPERATIONS:
 Net investment income (loss)                  $404,176             $22,429
 Net realized gain (loss) on security
  transactions                                 (912,763)            (39,938)
 Net realized gain on distributions                  --               5,514
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (5,568,709)            (10,812)
                                            -----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                  (6,077,296)            (22,807)
                                            -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                    2,670,716                  --
 Net transfers                               (1,216,901)            (26,107)
 Surrenders for benefit payments and
  fees                                       (2,282,638)           (119,085)
 Other transactions                               7,902                 (13)
 Death benefits                                (115,719)                 --
 Net loan activity                             (239,074)               (199)
 Cost of insurance and other fees            (2,321,699)           (109,700)
                                            -----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (3,497,413)           (255,104)
                                            -----------          ----------
 Net increase (decrease) in net assets       (9,574,709)           (277,911)
NET ASSETS:
 Beginning of year                           34,228,419           1,357,237
                                            -----------          ----------
 End of year                                $24,653,710          $1,079,326
                                            ===========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                            FIDELITY VIP           FIDELITY VIP           FIDELITY VIP
                                            EQUITY INCOME           CONTRAFUND              OVERSEAS
                                              PORTFOLIO              PORTFOLIO             PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $809,249               $318,600               $24,674
 Net realized gain (loss) on security
  transactions                                  (454,481)               108,715               (15,683)
 Net realized gain on distributions                   --                     --                 3,457
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (24,530)            (1,458,533)             (326,967)
                                             -----------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                      330,238             (1,031,218)             (314,519)
                                             -----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     2,698,202              4,610,253                    --
 Net transfers                                  (658,950)             1,449,868               (33,676)
 Surrenders for benefit payments and
  fees                                        (2,006,251)            (1,873,126)              (20,907)
 Other transactions                                2,598                  3,016                    (1)
 Death benefits                                 (241,133)              (191,752)                   --
 Net loan activity                              (291,411)              (364,440)               (6,420)
 Cost of insurance and other fees             (2,678,777)            (3,537,276)              (90,600)
                                             -----------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (3,175,722)                96,543              (151,604)
                                             -----------            -----------            ----------
 Net increase (decrease) in net assets        (2,845,484)              (934,675)             (466,123)
NET ASSETS:
 Beginning of year                            34,316,335             39,346,326             1,951,357
                                             -----------            -----------            ----------
 End of year                                 $31,470,851            $38,411,651            $1,485,234
                                             ===========            ===========            ==========

                                            FIDELITY VIP          FIDELITY VIP
                                               MID CAP            FREEDOM 2010
                                              PORTFOLIO            PORTFOLIO
                                             SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income (loss)                     $5,654             $18,233
 Net realized gain (loss) on security
  transactions                                   117,942                (746)
 Net realized gain on distributions               44,426               4,963
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (3,014,821)            (28,422)
                                             -----------            --------
 Net increase (decrease) in net assets
  resulting from operations                   (2,846,799)             (5,972)
                                             -----------            --------
UNIT TRANSACTIONS:
 Purchases                                     2,716,027              23,551
 Net transfers                                   244,026             172,860
 Surrenders for benefit payments and
  fees                                        (1,319,156)            (14,579)
 Other transactions                                3,236                  --
 Death benefits                                  (20,736)                 --
 Net loan activity                              (122,126)                 --
 Cost of insurance and other fees             (2,261,214)            (83,474)
                                             -----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions              (759,943)             98,358
                                             -----------            --------
 Net increase (decrease) in net assets        (3,606,742)             92,386
NET ASSETS:
 Beginning of year                            26,682,817             865,784
                                             -----------            --------
 End of year                                 $23,076,075            $958,170
                                             ===========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                            FIDELITY VIP         FIDELITY VIP           FRANKLIN
                                            FREEDOM 2020         FREEDOM 2030            INCOME
                                             PORTFOLIO            PORTFOLIO          SECURITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $25,526             $13,551             $2,078,263
 Net realized gain (loss) on security
  transactions                                   (1,717)              3,726                 50,643
 Net realized gain on distributions               4,885               2,117                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (49,049)            (40,552)            (1,275,818)
                                             ----------            --------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     (20,355)            (21,158)               853,088
                                             ----------            --------            -----------
UNIT TRANSACTIONS:
 Purchases                                       62,423              48,760              3,663,956
 Net transfers                                  156,241               7,485                193,946
 Surrenders for benefit payments and
  fees                                          (51,251)            (13,889)            (1,427,101)
 Other transactions                                   1                (181)                 1,447
 Death benefits                                      --                  --               (202,811)
 Net loan activity                                 (613)               (266)              (275,661)
 Cost of insurance and other fees              (115,316)            (56,767)            (3,216,217)
                                             ----------            --------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               51,485             (14,858)            (1,262,441)
                                             ----------            --------            -----------
 Net increase (decrease) in net assets           31,130             (36,016)              (409,353)
NET ASSETS:
 Beginning of year                            1,241,402             734,164             36,011,031
                                             ----------            --------            -----------
 End of year                                 $1,272,532            $698,148            $35,601,678
                                             ==========            ========            ===========

                                              FRANKLIN               FRANKLIN
                                              SMALL CAP              STRATEGIC
                                                VALUE                 INCOME
                                           SECURITIES FUND        SECURITIES FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $178,006               $749,352
 Net realized gain (loss) on security
  transactions                                   (40,121)                (3,502)
 Net realized gain on distributions                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (1,116,048)              (456,864)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     (978,163)               288,986
                                             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     2,370,412                960,400
 Net transfers                                  (836,579)             2,770,731
 Surrenders for benefit payments and
  fees                                        (1,763,506)              (939,072)
 Other transactions                                1,111                     85
 Death benefits                                  (73,550)               (65,131)
 Net loan activity                              (208,647)               (71,595)
 Cost of insurance and other fees             (1,934,151)              (738,617)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,444,910)             1,916,801
                                             -----------            -----------
 Net increase (decrease) in net assets        (3,423,073)             2,205,787
NET ASSETS:
 Beginning of year                            27,749,042             10,571,710
                                             -----------            -----------
 End of year                                 $24,325,969            $12,777,497
                                             ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                    TEMPLETON             TEMPLETON
                                            MUTUAL SHARES            FOREIGN                GROWTH
                                           SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $1,056,353               $15,514              $138,045
 Net realized gain (loss) on security
  transactions                                  (227,384)               (8,828)               64,665
 Net realized gain on distributions                   --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (1,344,294)             (141,128)             (900,812)
                                             -----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     (515,325)             (134,442)             (698,102)
                                             -----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     5,065,741               108,697             1,398,794
 Net transfers                                (1,980,489)              607,427              (759,883)
 Surrenders for benefit payments and
  fees                                        (2,013,148)              (26,038)             (593,329)
 Other transactions                               (1,867)                  149                  (256)
 Death benefits                                 (428,677)               (2,772)               (8,264)
 Net loan activity                              (274,998)                 (991)             (146,515)
 Cost of insurance and other fees             (3,817,289)              (63,671)           (1,031,561)
                                             -----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (3,450,727)              622,801            (1,141,014)
                                             -----------            ----------            ----------
 Net increase (decrease) in net assets        (3,966,052)              488,359            (1,839,116)
NET ASSETS:
 Beginning of year                            45,959,939               613,599            10,820,742
                                             -----------            ----------            ----------
 End of year                                 $41,993,887            $1,101,958            $8,981,626
                                             ===========            ==========            ==========

                                               MUTUAL                TEMPLETON
                                          GLOBAL DISCOVERY          GLOBAL BOND
                                           SECURITIES FUND        SECURITIES FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $563,644             $1,541,133
 Net realized gain (loss) on security
  transactions                                   (54,863)                   583
 Net realized gain on distributions              543,271                179,221
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (1,853,433)            (2,004,317)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     (801,381)              (283,380)
                                             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     2,685,702              2,024,419
 Net transfers                                   319,122              1,913,007
 Surrenders for benefit payments and
  fees                                        (1,140,948)            (1,536,746)
 Other transactions                               (1,277)                   211
 Death benefits                                 (180,494)               (86,750)
 Net loan activity                              (223,127)               (34,931)
 Cost of insurance and other fees             (2,079,990)            (1,737,389)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (621,012)               541,821
                                             -----------            -----------
 Net increase (decrease) in net assets        (1,422,393)               258,441
NET ASSETS:
 Beginning of year                            25,140,178             26,880,635
                                             -----------            -----------
 End of year                                 $23,717,785            $27,139,076
                                             ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                      HARTFORD                HARTFORD
                                              HARTFORD                 TOTAL                  CAPITAL
                                              ADVISERS              RETURN BOND             APPRECIATION
                                              HLS FUND                HLS FUND                HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $1,236,242                $244,237              $1,413,483
 Net realized gain (loss) on security
  transactions                                (1,409,928)                 79,602              (4,900,205)
 Net realized gain on distributions                   --                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,660,444               7,402,430             (17,882,770)
                                             -----------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                    1,486,758               7,726,269             (21,369,492)
                                             -----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                     6,462,254               9,424,730              13,633,614
 Net transfers                                (7,066,967)             (2,209,723)             (4,888,119)
 Surrenders for benefit payments and
  fees                                        (3,518,712)             (6,633,518)            (10,263,454)
 Other transactions                               (3,509)                 (3,581)                  2,548
 Death benefits                                 (769,958)               (769,077)             (1,134,490)
 Net loan activity                              (495,026)               (537,858)             (1,116,116)
 Cost of insurance and other fees             (7,238,491)             (9,686,288)            (13,679,950)
                                             -----------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (12,630,409)            (10,415,315)            (17,445,967)
                                             -----------            ------------            ------------
 Net increase (decrease) in net assets       (11,143,651)             (2,689,046)            (38,815,459)
NET ASSETS:
 Beginning of year                            83,035,115             115,505,220             199,956,093
                                             -----------            ------------            ------------
 End of year                                 $71,891,464            $112,816,174            $161,140,634
                                             ===========            ============            ============

                                               HARTFORD
                                               DIVIDEND               HARTFORD
                                              AND GROWTH          GLOBAL RESEARCH
                                               HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $2,173,954                 $113
 Net realized gain (loss) on security
  transactions                                 (1,066,442)                 467
 Net realized gain on distributions                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        329,629              (70,927)
                                             ------------             --------
 Net increase (decrease) in net assets
  resulting from operations                     1,437,141              (70,347)
                                             ------------             --------
UNIT TRANSACTIONS:
 Purchases                                      9,670,177               58,344
 Net transfers                                 (2,552,935)              62,196
 Surrenders for benefit payments and
  fees                                         (5,356,581)             (10,567)
 Other transactions                                (5,174)                  --
 Death benefits                                  (430,907)              (6,074)
 Net loan activity                               (814,153)              (2,215)
 Cost of insurance and other fees              (8,657,937)             (40,541)
                                             ------------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions             (8,147,510)              61,143
                                             ------------             --------
 Net increase (decrease) in net assets         (6,710,369)              (9,204)
NET ASSETS:
 Beginning of year                            109,716,430              830,014
                                             ------------             --------
 End of year                                 $103,006,061             $820,810
                                             ============             ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                  HARTFORD              HARTFORD
                                             HARTFORD           DISCIPLINED              GROWTH
                                          GLOBAL GROWTH            EQUITY            OPPORTUNITIES
                                             HLS FUND             HLS FUND              HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $357              $184,553                  $ --
 Net realized gain (loss) on security
  transactions                                   2,428                96,482               776,587
 Net realized gain on distributions                 --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (143,862)              (65,058)           (2,875,716)
                                            ----------          ------------          ------------
 Net increase (decrease) in net assets
  resulting from operations                   (141,077)              215,977            (2,099,129)
                                            ----------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                      17,972             1,644,861             3,268,423
 Net transfers                                   9,820               (83,766)           (1,549,688)
 Surrenders for benefit payments and
  fees                                         (24,158)           (1,008,037)           (1,363,798)
 Other transactions                                (41)               (6,753)                  227
 Death benefits                                   (176)             (154,823)              (85,016)
 Net loan activity                              (4,878)              (55,113)             (229,945)
 Cost of insurance and other fees              (61,205)           (1,536,585)           (2,508,765)
                                            ----------          ------------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (62,666)           (1,200,216)           (2,468,562)
                                            ----------          ------------          ------------
 Net increase (decrease) in net assets        (203,743)             (984,239)           (4,567,691)
NET ASSETS:
 Beginning of year                           1,064,767            16,147,105            26,829,153
                                            ----------          ------------          ------------
 End of year                                  $861,024           $15,162,866           $22,261,462
                                            ==========          ============          ============


                                              HARTFORD              HARTFORD
                                             HIGH YIELD              INDEX
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $242,005              $795,873
 Net realized gain (loss) on security
  transactions                                    (1,584)              753,022
 Net realized gain on distributions                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (149,218)             (482,312)
                                            ------------          ------------
 Net increase (decrease) in net assets
  resulting from operations                       91,203             1,066,583
                                            ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                       229,373             3,909,219
 Net transfers                                   981,235            (1,941,577)
 Surrenders for benefit payments and
  fees                                          (397,976)           (3,672,554)
 Other transactions                                 (810)              (11,281)
 Death benefits                                   (1,310)             (902,663)
 Net loan activity                                78,672              (399,651)
 Cost of insurance and other fees               (212,600)           (3,987,900)
                                            ------------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions               676,584            (7,006,407)
                                            ------------          ------------
 Net increase (decrease) in net assets           767,787            (5,939,824)
NET ASSETS:
 Beginning of year                             1,885,313            50,930,043
                                            ------------          ------------
 End of year                                  $2,653,100           $44,990,219
                                            ============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                              HARTFORD
                                            INTERNATIONAL            HARTFORD               HARTFORD
                                            OPPORTUNITIES             MIDCAP              MIDCAP VALUE
                                              HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $22,497               $420,990                 $1,365
 Net realized gain (loss) on security
  transactions                                   139,280              1,340,592               (545,320)
 Net realized gain on distributions                   --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (7,273,641)            (6,451,613)              (609,783)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   (7,111,864)            (4,690,031)            (1,153,738)
                                             -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     4,584,227              3,588,913                991,950
 Net transfers                                (1,030,466)            (2,719,347)              (495,145)
 Surrenders for benefit payments and
  fees                                        (2,564,376)            (3,840,221)              (748,865)
 Other transactions                               (2,105)                 1,235                  1,179
 Death benefits                                 (192,061)              (286,174)               (32,389)
 Net loan activity                              (236,843)              (336,002)               (71,557)
 Cost of insurance and other fees             (3,886,439)            (4,196,220)              (875,265)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (3,328,063)            (7,787,816)            (1,230,092)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets       (10,439,927)           (12,477,847)            (2,383,830)
NET ASSETS:
 Beginning of year                            53,637,215             66,085,309             14,208,233
                                             -----------            -----------            -----------
 End of year                                 $43,197,288            $53,607,462            $11,824,403
                                             ===========            ===========            ===========


                                              HARTFORD               HARTFORD
                                            MONEY MARKET           SMALL COMPANY
                                              HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $ --                   $ --
 Net realized gain (loss) on security
  transactions                                        --              1,604,236
 Net realized gain on distributions                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                            --             (2,516,495)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                           --               (912,259)
                                             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                    13,466,783              2,038,820
 Net transfers                                21,880,836             (1,079,124)
 Surrenders for benefit payments and
  fees                                       (34,969,445)            (2,041,598)
 Other transactions                              (37,483)                   680
 Death benefits                                 (783,043)              (190,404)
 Net loan activity                               353,621               (171,245)
 Cost of insurance and other fees            (10,014,782)            (2,136,659)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (10,103,513)            (3,579,530)
                                             -----------            -----------
 Net increase (decrease) in net assets       (10,103,513)            (4,491,789)
NET ASSETS:
 Beginning of year                            94,765,393             32,279,605
                                             -----------            -----------
 End of year                                 $84,661,880            $27,787,816
                                             ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                    HARTFORD
                                              HARTFORD          U.S. GOVERNMENT         LORD ABBETT
                                               STOCK               SECURITIES        CAPITAL STRUCTURE
                                              HLS FUND              HLS FUND               FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $1,046,082              $370,020             $193,472
 Net realized gain (loss) on security
  transactions                                  (331,625)              (13,151)              43,143
 Net realized gain on distributions                   --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (1,487,080)              293,343             (240,469)
                                            ------------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from operations                     (772,623)              650,212               (3,854)
                                            ------------          ------------          -----------
UNIT TRANSACTIONS:
 Purchases                                     7,136,497             1,201,113              775,127
 Net transfers                                (2,617,010)              401,813             (243,809)
 Surrenders for benefit payments and
  fees                                        (4,476,100)           (1,113,282)            (235,118)
 Other transactions                                4,200                 1,836                   37
 Death benefits                                 (619,021)              (92,200)             (12,002)
 Net loan activity                              (310,155)              (59,854)             (66,093)
 Cost of insurance and other fees             (7,062,279)           (1,131,849)            (627,608)
                                            ------------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (7,943,868)             (792,423)            (409,466)
                                            ------------          ------------          -----------
 Net increase (decrease) in net assets        (8,716,491)             (142,211)            (413,320)
NET ASSETS:
 Beginning of year                            81,325,123            13,902,106            7,187,103
                                            ------------          ------------          -----------
 End of year                                 $72,608,632           $13,759,895           $6,773,783
                                            ============          ============          ===========

                                                                 LORD ABBETT
                                            LORD ABBETT          GROWTH AND
                                          BOND-DEBENTURE           INCOME
                                               FUND                 FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income (loss)                  $316,112              $50,436
 Net realized gain (loss) on security
  transactions                                    9,993              (24,016)
 Net realized gain on distributions              39,480                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (144,352)            (480,084)
                                            -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                     221,233             (453,664)
                                            -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                      373,718              975,460
 Net transfers                                  849,796              133,832
 Surrenders for benefit payments and
  fees                                         (484,168)            (457,333)
 Other transactions                                  40                2,759
 Death benefits                                 (23,800)            (100,595)
 Net loan activity                              (66,517)            (152,204)
 Cost of insurance and other fees              (314,652)            (663,964)
                                            -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              334,417             (262,045)
                                            -----------          -----------
 Net increase (decrease) in net assets          555,650             (715,709)
NET ASSETS:
 Beginning of year                            4,811,522            7,224,781
                                            -----------          -----------
 End of year                                 $5,367,172           $6,509,072
                                            ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                           MFS INVESTORS            MFS NEW              MFS TOTAL
                                            TRUST SERIES        DISCOVERY SERIES       RETURN SERIES
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $8,451                  $ --             $654,735
 Net realized gain (loss) on security
  transactions                                    93,674               (22,525)            (230,916)
 Net realized gain on distributions                   --               724,881                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (122,592)           (1,344,628)              33,331
                                            ------------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from operations                      (20,467)             (642,272)             457,150
                                            ------------          ------------          -----------
UNIT TRANSACTIONS:
 Purchases                                        47,987               437,660            2,262,098
 Net transfers                                  (424,841)              679,720             (645,579)
 Surrenders for benefit payments and
  fees                                           (25,818)             (221,669)          (1,369,625)
 Other transactions                                   (3)               (1,115)                 611
 Death benefits                                       --               (31,570)            (267,745)
 Net loan activity                                (1,081)              (64,048)             (75,340)
 Cost of insurance and other fees                (62,953)             (428,210)          (1,991,491)
                                            ------------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (466,709)              370,768           (2,087,071)
                                            ------------          ------------          -----------
 Net increase (decrease) in net assets          (487,176)             (271,504)          (1,629,921)
NET ASSETS:
 Beginning of year                             1,283,180             5,729,241           25,856,046
                                            ------------          ------------          -----------
 End of year                                    $796,004            $5,457,737          $24,226,125
                                            ============          ============          ===========

                                             MFS VALUE          MFS RESEARCH
                                              SERIES             BOND SERIES
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income (loss)                  $104,850             $174,188
 Net realized gain (loss) on security
  transactions                                    1,323                9,188
 Net realized gain on distributions              28,359               74,982
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (141,657)             171,519
                                            -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                      (7,125)             429,877
                                            -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                      690,587              550,050
 Net transfers                                1,062,843            3,070,002
 Surrenders for benefit payments and
  fees                                         (338,657)            (499,017)
 Other transactions                                 (56)                 316
 Death benefits                                 (64,613)             (78,250)
 Net loan activity                              (83,242)             (53,334)
 Cost of insurance and other fees              (488,292)            (596,662)
                                            -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              778,570            2,393,105
                                            -----------          -----------
 Net increase (decrease) in net assets          771,445            2,822,982
NET ASSETS:
 Beginning of year                            6,476,635            4,546,916
                                            -----------          -----------
 End of year                                 $7,248,080           $7,369,898
                                            ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                    INVESCO             OPPENHEIMER
                                            UIF MID CAP         VAN KAMPEN V.I.           CAPITAL
                                               GROWTH               MID CAP             APPRECIATION
                                             PORTFOLIO             VALUE FUND             FUND/VA
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $4,877               $13,608                $3,505
 Net realized gain (loss) on security
  transactions                                    2,469                 9,780                95,190
 Net realized gain on distributions                 822                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (196,908)              (16,507)             (139,319)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    (188,740)                6,881               (40,624)
                                             ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      186,174               195,379               429,801
 Net transfers                                  406,392                94,353               (24,825)
 Surrenders for benefit payments and
  fees                                          (65,397)              (99,237)             (185,269)
 Other transactions                                (185)                   80                   (74)
 Death benefits                                  (8,103)               (7,497)              (13,743)
 Net loan activity                               (9,852)              (24,050)             (101,756)
 Cost of insurance and other fees              (154,890)             (180,580)             (343,091)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              354,139               (21,552)             (238,957)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets          165,399               (14,671)             (279,581)
NET ASSETS:
 Beginning of year                            1,894,886             2,181,195             3,320,719
                                             ----------            ----------            ----------
 End of year                                 $2,060,285            $2,166,524            $3,041,138
                                             ==========            ==========            ==========


                                             OPPENHEIMER           OPPENHEIMER
                                          GLOBAL SECURITIES        MAIN STREET
                                               FUND/VA               FUND/VA
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $93,540                $9,265
 Net realized gain (loss) on security
  transactions                                     2,931                18,752
 Net realized gain on distributions                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (866,847)              (32,608)
                                             -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     (770,376)               (4,591)
                                             -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     1,161,120               222,364
 Net transfers                                   103,148               (26,024)
 Surrenders for benefit payments and
  fees                                          (472,903)             (121,121)
 Other transactions                                  350                  (101)
 Death benefits                                  (22,626)               (1,373)
 Net loan activity                              (179,102)              (11,379)
 Cost of insurance and other fees               (852,331)             (166,415)
                                             -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (262,344)             (104,049)
                                             -----------            ----------
 Net increase (decrease) in net assets        (1,032,720)             (108,640)
NET ASSETS:
 Beginning of year                             9,236,591             1,608,003
                                             -----------            ----------
 End of year                                  $8,203,871            $1,499,363
                                             ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                            OPPENHEIMER
                                            MAIN STREET            PUTNAM VT             PUTNAM VT
                                          SMALL- & MID-CAP        DIVERSIFIED          GLOBAL ASSET
                                              FUND/VA             INCOME FUND         ALLOCATION FUND
                                          SUB-ACCOUNT (C)         SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $3,849              $366,010              $20,845
 Net realized gain (loss) on security
  transactions                                    5,502                (1,201)             (10,968)
 Net realized gain on distributions                  --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (35,678)             (489,251)              (9,024)
                                             ----------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                     (26,327)             (124,442)                 853
                                             ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                       94,885               352,512                   --
 Net transfers                                   50,986               143,164              (16,965)
 Surrenders for benefit payments and
  fees                                          (31,514)             (132,544)              (7,438)
 Other transactions                                (129)                 (137)                  (1)
 Death benefits                                  (6,608)              (20,189)                  --
 Net loan activity                               (8,450)              (12,878)                (654)
 Cost of insurance and other fees               (75,115)             (280,416)             (38,707)
                                             ----------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions               24,055                49,512              (63,765)
                                             ----------            ----------            ---------
 Net increase (decrease) in net assets           (2,272)              (74,930)             (62,912)
NET ASSETS:
 Beginning of year                            1,013,913             3,753,951              461,754
                                             ----------            ----------            ---------
 End of year                                 $1,011,641            $3,679,021             $398,842
                                             ==========            ==========            =========


                                             PUTNAM VT              PUTNAM VT
                                               GLOBAL              GROWTH AND
                                            EQUITY FUND            INCOME FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $91,575               $194,147
 Net realized gain (loss) on security
  transactions                                 (202,814)            (1,399,720)
 Net realized gain on distributions                  --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (60,620)               708,523
                                             ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    (171,859)              (497,050)
                                             ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                      292,126              1,214,202
 Net transfers                                  (59,516)            (2,070,182)
 Surrenders for benefit payments and
  fees                                         (267,582)              (522,824)
 Other transactions                                (598)                (5,765)
 Death benefits                                 (58,129)              (107,338)
 Net loan activity                                2,233                (34,119)
 Cost of insurance and other fees              (360,822)            (1,401,937)
                                             ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (452,288)            (2,927,963)
                                             ----------            -----------
 Net increase (decrease) in net assets         (624,147)            (3,425,013)
NET ASSETS:
 Beginning of year                            4,281,301             15,443,281
                                             ----------            -----------
 End of year                                 $3,657,154            $12,018,268
                                             ==========            ===========

(c) Formerly Oppenheimer Main Street Small Cap Fund. Change effective April 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                            PUTNAM VT             PUTNAM VT
                                          GLOBAL HEALTH             HIGH                 PUTNAM VT
                                            CARE FUND            YIELD FUND             INCOME FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $13,185             $1,699,937             $1,558,375
 Net realized gain (loss) on security
  transactions                                 57,141                313,885                 18,402
 Net realized gain on distributions            31,625                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (92,915)            (1,560,104)              (688,563)
                                             --------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     9,036                453,718                888,214
                                             --------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                         --              1,610,906              1,754,789
 Net transfers                                (26,607)              (371,026)              (384,449)
 Surrenders for benefit payments and
  fees                                       (185,279)            (1,321,594)            (1,160,321)
 Other transactions                                97                 (3,632)                   (50)
 Death benefits                               (17,017)               (90,931)               (89,899)
 Net loan activity                            (14,136)              (552,550)               (84,135)
 Cost of insurance and other fees             (97,493)            (1,882,287)            (1,511,898)
                                             --------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (340,435)            (2,611,114)            (1,475,963)
                                             --------            -----------            -----------
 Net increase (decrease) in net assets       (331,399)            (2,157,396)              (587,749)
NET ASSETS:
 Beginning of year                           1,221,635            22,791,645             17,594,668
                                             --------            -----------            -----------
 End of year                                 $890,236            $20,634,249            $17,006,919
                                             ========            ===========            ===========

                                            PUTNAM VT             PUTNAM VT
                                          INTERNATIONAL         INTERNATIONAL
                                            VALUE FUND           EQUITY FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income (loss)                 $19,839               $604,774
 Net realized gain (loss) on security
  transactions                                (75,235)              (157,507)
 Net realized gain on distributions                --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (32,914)            (3,373,812)
                                             --------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   (88,310)            (2,926,545)
                                             --------            -----------
UNIT TRANSACTIONS:
 Purchases                                         --              1,467,908
 Net transfers                                (25,967)               (32,681)
 Surrenders for benefit payments and
  fees                                        (32,989)            (1,107,692)
 Other transactions                              (187)                   956
 Death benefits                                (8,421)              (126,503)
 Net loan activity                                 --                (37,654)
 Cost of insurance and other fees             (61,525)            (1,422,012)
                                             --------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (129,089)            (1,257,678)
                                             --------            -----------
 Net increase (decrease) in net assets       (217,399)            (4,184,223)
NET ASSETS:
 Beginning of year                            767,675             18,728,197
                                             --------            -----------
 End of year                                 $550,276            $14,543,974
                                             ========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                             PUTNAM VT                                   PUTNAM VT
                                           INTERNATIONAL           PUTNAM VT               MONEY
                                            GROWTH FUND          INVESTORS FUND         MARKET FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $12,196               $10,992                  $13
 Net realized gain (loss) on security
  transactions                                   (23,042)              (23,603)                  --
 Net realized gain on distributions                   --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (64,660)               13,887                   --
                                            ------------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from operations                      (75,506)                1,276                   13
                                            ------------          ------------          -----------
UNIT TRANSACTIONS:
 Purchases                                            --                    --                   --
 Net transfers                                    (1,690)               (7,009)                  --
 Surrenders for benefit payments and
  fees                                           (25,873)              (26,676)             (10,404)
 Other transactions                                 (744)                   (5)                  (5)
 Death benefits                                  (24,539)               (1,729)                  --
 Net loan activity                                (1,738)              (17,379)                 (23)
 Cost of insurance and other fees                (33,836)              (68,348)              (7,138)
                                            ------------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (88,420)             (121,146)             (17,570)
                                            ------------          ------------          -----------
 Net increase (decrease) in net assets          (163,926)             (119,870)             (17,557)
NET ASSETS:
 Beginning of year                               500,001               831,942              132,447
                                            ------------          ------------          -----------
 End of year                                    $336,075              $712,072             $114,890
                                            ============          ============          ===========

                                             PUTNAM VT            PUTNAM VT
                                             MULTI-CAP            SMALL CAP
                                            GROWTH FUND          VALUE FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income (loss)                   $37,616              $24,158
 Net realized gain (loss) on security
  transactions                                 (280,353)              27,218
 Net realized gain on distributions                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (225,091)            (268,846)
                                            -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                    (467,828)            (217,470)
                                            -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                      718,724              658,693
 Net transfers                                 (364,392)            (289,811)
 Surrenders for benefit payments and
  fees                                         (603,076)            (166,953)
 Other transactions                              (4,913)                 300
 Death benefits                                (130,787)              (4,133)
 Net loan activity                                9,362              (24,691)
 Cost of insurance and other fees              (866,044)            (484,393)
                                            -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (1,241,126)            (310,988)
                                            -----------          -----------
 Net increase (decrease) in net assets       (1,708,954)            (528,458)
NET ASSETS:
 Beginning of year                           10,434,315            5,327,600
                                            -----------          -----------
 End of year                                 $8,725,361           $4,799,142
                                            ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                            PUTNAM VT          PUTNAM VT
                                          GEORGE PUTNAM         GLOBAL             PUTNAM VT
                                          BALANCED FUND     UTILITIES FUND       VOYAGER FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $16,829            $31,326              $50,201
 Net realized gain (loss) on security
  transactions                                (54,583)           (53,422)          (2,692,628)
 Net realized gain on distributions                --                 --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     59,373            (19,688)            (821,743)
                                            ---------          ---------          -----------
 Net increase (decrease) in net assets
  resulting from operations                    21,619            (41,784)          (3,464,170)
                                            ---------          ---------          -----------
UNIT TRANSACTIONS:
 Purchases                                         --                 --            1,516,625
 Net transfers                                (71,469)           (18,402)          (2,534,494)
 Surrenders for benefit payments and
  fees                                        (12,685)           (66,439)          (1,017,492)
 Other transactions                                --                (69)             (10,450)
 Death benefits                                    --             (4,075)            (167,982)
 Net loan activity                             (2,602)            (6,256)            (108,009)
 Cost of insurance and other fees             (65,756)           (58,776)          (1,794,169)
                                            ---------          ---------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (152,512)          (154,017)          (4,115,971)
                                            ---------          ---------          -----------
 Net increase (decrease) in net assets       (130,893)          (195,801)          (7,580,141)
NET ASSETS:
 Beginning of year                            791,086            865,816           24,102,922
                                            ---------          ---------          -----------
 End of year                                 $660,193           $670,015          $16,522,781
                                            =========          =========          ===========

                                            PUTNAM VT           PUTNAM VT             INVESCO
                                             CAPITAL              EQUITY          VAN KAMPEN V.I.
                                        OPPORTUNITIES FUND     INCOME FUND         COMSTOCK FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $6,863            $100,618             $231,434
 Net realized gain (loss) on security
  transactions                                  21,671              89,796              135,080
 Net realized gain on distributions                 --                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (345,353)           (105,848)            (716,815)
                                            ----------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                   (316,819)             84,566             (350,301)
                                            ----------          ----------          -----------
UNIT TRANSACTIONS:
 Purchases                                     578,681             362,131            2,057,144
 Net transfers                                 130,264           1,866,906             (105,762)
 Surrenders for benefit payments and
  fees                                        (207,028)           (479,970)            (620,192)
 Other transactions                                 13              (2,939)                  (7)
 Death benefits                                 (3,219)            (26,214)             (72,780)
 Net loan activity                             (36,305)            (43,082)             (85,650)
 Cost of insurance and other fees             (455,522)           (514,838)          (1,599,782)
                                            ----------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               6,884           1,161,994             (427,029)
                                            ----------          ----------          -----------
 Net increase (decrease) in net assets        (309,935)          1,246,560             (777,330)
NET ASSETS:
 Beginning of year                           5,442,741           5,310,359           17,799,695
                                            ----------          ----------          -----------
 End of year                                $5,132,806          $6,556,919          $17,022,365
                                            ==========          ==========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                          ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                              INTERNATIONAL              SMALL/MID-CAP              INTERNATIONAL
                                             VALUE PORTFOLIO            VALUE PORTFOLIO            GROWTH PORTFOLIO
                                               SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $338,175                    $24,131                    $63,997
 Net realized gain (loss) on security
  transactions                                      54,797                    (27,156)                    23,232
 Capital gains income                                   --                         --                         --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         154,745                  2,196,237                    362,629
                                               -----------                -----------                 ----------
 Net increase (decrease) in net assets
  resulting from operations                        547,717                  2,193,212                    449,858
                                               -----------                -----------                 ----------
UNIT TRANSACTIONS:
 Purchases                                       2,207,036                  1,331,842                    531,691
 Net transfers                                    (547,182)                 1,036,957                    144,701
 Surrenders for benefit payments and
  fees                                            (454,306)                  (375,047)                  (171,150)
 Net loan activity                                (103,617)                   (60,406)                   (45,897)
 Cost of insurance                              (1,464,827)                  (984,392)                  (393,580)
                                               -----------                -----------                 ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                (362,896)                   948,954                     65,765
                                               -----------                -----------                 ----------
 Net increase (decrease) in net assets             184,821                  3,142,166                    515,623
NET ASSETS:
 Beginning of year                              13,030,298                  7,753,732                  3,406,124
                                               -----------                -----------                 ----------
 End of year                                   $13,215,119                $10,895,898                 $3,921,748
                                               ===========                ===========                 ==========

                                             INVESCO V.I.           INVESCO V.I.
                                               CAPITAL                  CORE
                                          APPRECIATION FUND         EQUITY FUND
                                           SUB-ACCOUNT (A)        SUB-ACCOUNT (B)
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income                           $13,543                $17,512
 Net realized gain (loss) on security
  transactions                                     8,690                  6,879
 Capital gains income                                 --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       248,293                142,214
                                              ----------             ----------
 Net increase (decrease) in net assets
  resulting from operations                      270,526                166,605
                                              ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                       324,248                194,118
 Net transfers                                   (45,271)                10,313
 Surrenders for benefit payments and
  fees                                           (81,916)              (166,321)
 Net loan activity                                (2,123)                24,353
 Cost of insurance                              (246,414)              (166,836)
                                              ----------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (51,476)              (104,373)
                                              ----------             ----------
 Net increase (decrease) in net assets           219,050                 62,232
NET ASSETS:
 Beginning of year                             1,787,381              1,826,077
                                              ----------             ----------
 End of year                                  $2,006,431             $1,888,309
                                              ==========             ==========

(a)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(b) Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                            INVESCO V.I.          INVESCO V.I.         INVESCO V.I.
                                           INTERNATIONAL          MID CAP CORE           SMALL CAP
                                            GROWTH FUND           EQUITY FUND           EQUITY FUND
                                          SUB-ACCOUNT (C)       SUB-ACCOUNT (D)       SUB-ACCOUNT (E)
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $52,114               $87,629                 $ --
 Net realized gain (loss) on security
  transactions                                     4,038               290,178              (10,752)
 Capital gains income                                 --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       250,505             1,690,993              999,307
                                            ------------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from operations                      306,657             2,068,800              988,555
                                            ------------          ------------          -----------
UNIT TRANSACTIONS:
 Purchases                                       235,157             1,681,101              399,197
 Net transfers                                   962,734              (469,269)             680,518
 Surrenders for benefit payments and
  fees                                           (80,766)           (1,174,482)             (83,537)
 Net loan activity                                 2,280              (326,069)             (13,850)
 Cost of insurance                              (185,908)           (1,307,959)            (292,412)
                                            ------------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               933,497            (1,596,678)             689,916
                                            ------------          ------------          -----------
 Net increase (decrease) in net assets         1,240,154               472,122            1,678,471
NET ASSETS:
 Beginning of year                             1,523,674            16,210,018            3,083,436
                                            ------------          ------------          -----------
 End of year                                  $2,763,828           $16,682,140           $4,761,907
                                            ============          ============          ===========

                                           INVESCO V.I.         INVESCO V.I.
                                              CAPITAL              GLOBAL
                                         DEVELOPMENT FUND     MULTI-ASSET FUND
                                          SUB-ACCOUNT (F)      SUB-ACCOUNT (G)
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income                             $ --               $2,283
 Net realized gain (loss) on security
  transactions                                   33,420                  (17)
 Capital gains income                                --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      176,024               57,784
                                            -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                     209,444               60,050
                                            -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                      134,851               27,793
 Net transfers                                 (223,297)             350,291
 Surrenders for benefit payments and
  fees                                          (36,927)             (26,031)
 Net loan activity                               (2,713)                  --
 Cost of insurance                             (124,457)             (30,362)
                                            -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (252,543)             321,691
                                            -----------          -----------
 Net increase (decrease) in net assets          (43,099)             381,741
NET ASSETS:
 Beginning of year                            1,252,368              323,777
                                            -----------          -----------
 End of year                                 $1,209,269             $705,518
                                            ===========          ===========

(c)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

(d) Formerly AIM V.I. Mid Cap Core Equity Fund. Change effective April 30, 2010.

(e)  Formerly AIM V.I. Small Cap Equity Fund. Change effective April 30, 2010.

(f)  Formerly AIM V.I. Capital Development Fund. Change effective April 30,
     2010.

(g) Formerly AIM V.I. PowerShares ETF Allocation Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                  AMERICAN FUNDS
                                           AMERICAN FUNDS            BLUE CHIP
                                                ASSET               INCOME AND           AMERICAN FUNDS
                                           ALLOCATION FUND          GROWTH FUND             BOND FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $1,456,969               $740,260             $1,768,756
 Net realized gain (loss) on security
  transactions                                  (507,949)               135,275                229,607
 Capital gains income                                 --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     7,978,906              4,203,487              1,786,706
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    8,927,926              5,079,022              3,785,069
                                             -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     8,222,639              4,949,198              5,850,811
 Net transfers                                (2,136,031)               572,735             (1,258,463)
 Surrenders for benefit payments and
  fees                                        (5,002,764)            (2,572,764)            (3,277,886)
 Net loan activity                              (210,921)              (264,199)              (315,959)
 Cost of insurance                            (7,543,351)            (4,136,988)            (5,566,793)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (6,670,428)            (1,452,018)            (4,568,290)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets         2,257,498              3,627,004               (783,221)
NET ASSETS:
 Beginning of year                            75,739,039             42,043,389             59,263,485
                                             -----------            -----------            -----------
 End of year                                 $77,996,537            $45,670,393            $58,480,264
                                             ===========            ===========            ===========


                                           AMERICAN FUNDS
                                               GLOBAL              AMERICAN FUNDS
                                             GROWTH FUND            GROWTH FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ---------------------------------------------
OPERATIONS:
 Net investment income                          $808,068              $1,332,967
 Net realized gain (loss) on security
  transactions                                  (426,303)             (2,485,315)
 Capital gains income                                 --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     5,770,756              33,539,567
                                             -----------            ------------
 Net increase (decrease) in net assets
  resulting from operations                    6,152,521              32,387,219
                                             -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                     5,407,119              22,361,226
 Net transfers                                  (556,654)             (7,642,033)
 Surrenders for benefit payments and
  fees                                        (2,760,611)            (10,352,339)
 Net loan activity                              (376,043)             (1,206,300)
 Cost of insurance                            (4,667,544)            (17,461,690)
                                             -----------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,953,733)            (14,301,136)
                                             -----------            ------------
 Net increase (decrease) in net assets         3,198,788              18,086,083
NET ASSETS:
 Beginning of year                            55,766,441             184,680,735
                                             -----------            ------------
 End of year                                 $58,965,229            $202,766,818
                                             ===========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             AMERICAN FUNDS          AMERICAN FUNDS         AMERICAN FUNDS
                                           GROWTH-INCOME FUND      INTERNATIONAL FUND       NEW WORLD FUND
                                              SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $2,265,494              $1,405,726               $556,103
 Net realized gain (loss) on security
  transactions                                  (2,599,700)               (516,088)               (42,341)
 Capital gains income                                   --                      --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      17,058,415               3,879,550              5,279,933
                                              ------------             -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     16,724,209               4,769,188              5,793,695
                                              ------------             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                      17,078,705               7,258,215              3,647,563
 Net transfers                                  (3,523,516)                545,583              1,382,879
 Surrenders for benefit payments and
  fees                                          (9,293,960)             (3,759,561)            (1,909,858)
 Net loan activity                                (979,094)               (443,171)              (245,290)
 Cost of insurance                             (14,209,234)             (6,167,838)            (3,092,656)
                                              ------------             -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (10,927,099)             (2,566,772)              (217,362)
                                              ------------             -----------            -----------
 Net increase (decrease) in net assets           5,797,110               2,202,416              5,576,333
NET ASSETS:
 Beginning of year                             157,793,561              71,308,504             33,414,455
                                              ------------             -----------            -----------
 End of year                                  $163,590,671             $73,510,920            $38,990,788
                                              ============             ===========            ===========

                                            AMERICAN FUNDS           FIDELITY VIP
                                             GLOBAL SMALL           ASSET MANAGER
                                          CAPITALIZATION FUND         PORTFOLIO
                                              SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ---------------------------------------------
OPERATIONS:
 Net investment income                           $530,233                $21,981
 Net realized gain (loss) on security
  transactions                                   (246,222)               (62,296)
 Capital gains income                                  --                  6,607
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      6,019,292                214,368
                                              -----------             ----------
 Net increase (decrease) in net assets
  resulting from operations                     6,303,303                180,660
                                              -----------             ----------
UNIT TRANSACTIONS:
 Purchases                                      2,970,153                     --
 Net transfers                                   (101,916)                (2,646)
 Surrenders for benefit payments and
  fees                                         (1,959,488)              (148,714)
 Net loan activity                               (226,274)                (2,800)
 Cost of insurance                             (2,733,342)              (132,108)
                                              -----------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (2,050,867)              (286,268)
                                              -----------             ----------
 Net increase (decrease) in net assets          4,252,436               (105,608)
NET ASSETS:
 Beginning of year                             29,975,983              1,462,845
                                              -----------             ----------
 End of year                                  $34,228,419             $1,357,237
                                              ===========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                            FIDELITY VIP          FIDELITY VIP         FIDELITY VIP
                                           EQUITY INCOME           CONTRAFUND            OVERSEAS
                                             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $573,722              $361,710              $25,246
 Net realized gain (loss) on security
  transactions                                (1,143,814)               35,739              (39,429)
 Capital gains income                                 --                16,512                3,443
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     5,203,433             5,262,409              233,084
                                            ------------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from operations                    4,633,341             5,676,370              222,344
                                            ------------          ------------          -----------
UNIT TRANSACTIONS:
 Purchases                                     3,245,696             5,114,521                   --
 Net transfers                                (1,007,351)              979,607              (33,061)
 Surrenders for benefit payments and
  fees                                        (2,469,697)           (1,209,742)             (88,319)
 Net loan activity                              (181,257)             (216,769)                 324
 Cost of insurance                            (3,022,054)           (3,762,357)             (96,534)
                                            ------------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (3,434,663)              905,260             (217,590)
                                            ------------          ------------          -----------
 Net increase (decrease) in net assets         1,198,678             6,581,630                4,754
NET ASSETS:
 Beginning of year                            33,117,657            32,764,696            1,946,603
                                            ------------          ------------          -----------
 End of year                                 $34,316,335           $39,346,326           $1,951,357
                                            ============          ============          ===========

                                           FIDELITY VIP         FIDELITY VIP
                                              MID CAP           FREEDOM 2010
                                             PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income                          $28,915              $16,055
 Net realized gain (loss) on security
  transactions                                   11,873                  201
 Capital gains income                            74,687               14,227
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    5,716,649               60,204
                                            -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                   5,832,124               90,687
                                            -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                    2,831,926               34,384
 Net transfers                                1,496,600              212,542
 Surrenders for benefit payments and
  fees                                         (942,997)             (40,055)
 Net loan activity                             (126,414)                  50
 Cost of insurance                           (2,435,088)             (67,861)
                                            -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              824,027              139,060
                                            -----------          -----------
 Net increase (decrease) in net assets        6,656,151              229,747
NET ASSETS:
 Beginning of year                           20,026,666              636,037
                                            -----------          -----------
 End of year                                $26,682,817             $865,784
                                            ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                            FIDELITY VIP         FIDELITY VIP           FRANKLIN
                                            FREEDOM 2020         FREEDOM 2030            INCOME
                                             PORTFOLIO            PORTFOLIO          SECURITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $23,327             $12,212             $2,249,727
 Net realized gain (loss) on security
  transactions                                    1,863                 (94)                93,456
 Capital gains income                             7,666               3,953                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       94,522              56,025              1,750,853
                                             ----------            --------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     127,378              72,096              4,094,036
                                             ----------            --------            -----------
UNIT TRANSACTIONS:
 Purchases                                       74,905              38,423              3,959,231
 Net transfers                                  574,434             548,703                107,157
 Surrenders for benefit payments and
  fees                                          (27,441)             (3,241)            (1,350,496)
 Net loan activity                              (29,867)            (12,854)              (196,959)
 Cost of insurance                              (82,662)            (50,082)            (3,356,377)
                                             ----------            --------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              509,369             520,949               (837,444)
                                             ----------            --------            -----------
 Net increase (decrease) in net assets          636,747             593,045              3,256,592
NET ASSETS:
 Beginning of year                              604,655             141,119             32,754,439
                                             ----------            --------            -----------
 End of year                                 $1,241,402            $734,164            $36,011,031
                                             ==========            ========            ===========

                                              FRANKLIN               FRANKLIN
                                              SMALL CAP              STRATEGIC
                                                VALUE                 INCOME
                                           SECURITIES FUND        SECURITIES FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income                          $182,616               $431,787
 Net realized gain (loss) on security
  transactions                                   146,652                 12,494
 Capital gains income                                 --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     5,837,477                483,175
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    6,166,745                927,456
                                             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     2,659,746                768,682
 Net transfers                                  (295,119)             3,154,033
 Surrenders for benefit payments and
  fees                                        (1,185,673)              (836,276)
 Net loan activity                              (194,229)               (21,501)
 Cost of insurance                            (2,119,242)              (628,528)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (1,134,517)             2,436,410
                                             -----------            -----------
 Net increase (decrease) in net assets         5,032,228              3,363,866
NET ASSETS:
 Beginning of year                            22,716,814              7,207,844
                                             -----------            -----------
 End of year                                 $27,749,042            $10,571,710
                                             ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                    TEMPLETON             TEMPLETON
                                            MUTUAL SHARES            FOREIGN               GROWTH
                                           SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $692,152               $5,650               $138,650
 Net realized gain (loss) on security
  transactions                                  (123,546)                 (32)                20,663
 Capital gains income                                 --                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     4,110,630               54,900                597,497
                                             -----------            ---------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    4,679,236               60,518                756,810
                                             -----------            ---------            -----------
UNIT TRANSACTIONS:
 Purchases                                     5,850,336               33,243              1,651,482
 Net transfers                                (1,053,962)             458,574               (388,645)
 Surrenders for benefit payments and
  fees                                        (2,640,432)              (3,270)              (321,679)
 Net loan activity                              (309,443)               1,867                (50,627)
 Cost of insurance                            (4,288,907)             (28,192)            (1,116,433)
                                             -----------            ---------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,442,408)             462,222               (225,902)
                                             -----------            ---------            -----------
 Net increase (decrease) in net assets         2,236,828              522,740                530,908
NET ASSETS:
 Beginning of year                            43,723,111               90,859             10,289,834
                                             -----------            ---------            -----------
 End of year                                 $45,959,939             $613,599            $10,820,742
                                             ===========            =========            ===========

                                               MUTUAL                TEMPLETON
                                          GLOBAL DISCOVERY          GLOBAL BOND
                                           SECURITIES FUND        SECURITIES FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income                          $287,540               $320,477
 Net realized gain (loss) on security
  transactions                                     3,541                 31,390
 Capital gains income                                 --                 57,975
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,308,344              2,597,165
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    2,599,425              3,007,007
                                             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     2,849,388              1,546,097
 Net transfers                                 2,064,818              9,113,383
 Surrenders for benefit payments and
  fees                                          (856,613)            (2,093,946)
 Net loan activity                              (140,498)               (62,222)
 Cost of insurance                            (2,070,605)            (1,646,918)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             1,846,490              6,856,394
                                             -----------            -----------
 Net increase (decrease) in net assets         4,445,915              9,863,401
NET ASSETS:
 Beginning of year                            20,694,263             17,017,234
                                             -----------            -----------
 End of year                                 $25,140,178            $26,880,635
                                             ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                   HARTFORD              HARTFORD
                                             HARTFORD               TOTAL                CAPITAL
                                             ADVISERS            RETURN BOND           APPRECIATION
                                             HLS FUND              HLS FUND              HLS FUND
                                          SUB-ACCOUNT (H)        SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                       $1,143,981            $4,873,092            $1,396,266
 Net realized gain (loss) on security
  transactions                               (2,120,600)              279,916            (6,903,174)
 Capital gains income                                --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   10,251,545             3,491,300            34,401,131
                                            -----------          ------------          ------------
 Net increase (decrease) in net assets
  resulting from operations                   9,274,926             8,644,308            28,894,223
                                            -----------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                    7,479,834            10,760,589            15,361,867
 Net transfers                               (2,760,936)              137,355            (7,270,254)
 Surrenders for benefit payments and
  fees                                       (6,127,885)          (11,038,916)          (12,290,959)
 Net loan activity                             (378,725)             (753,704)           (1,432,816)
 Cost of insurance                           (8,403,665)          (11,056,180)          (15,752,711)
                                            -----------          ------------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions          (10,191,377)          (11,950,856)          (21,384,873)
                                            -----------          ------------          ------------
 Net increase (decrease) in net assets         (916,451)           (3,306,548)            7,509,350
NET ASSETS:
 Beginning of year                           83,951,566           118,811,768           192,446,743
                                            -----------          ------------          ------------
 End of year                                $83,035,115          $115,505,220          $199,956,093
                                            ===========          ============          ============

                                              HARTFORD
                                              DIVIDEND            HARTFORD
                                             AND GROWTH       GLOBAL RESEARCH
                                              HLS FUND            HLS FUND
                                            SUB-ACCOUNT       SUB-ACCOUNT (I)
--------------------------------------  --------------------------------------
OPERATIONS:
 Net investment income                        $1,998,115            $4,758
 Net realized gain (loss) on security
  transactions                                (1,156,850)              909
 Capital gains income                                 --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    12,099,142            56,656
                                            ------------          --------
 Net increase (decrease) in net assets
  resulting from operations                   12,940,407            62,323
                                            ------------          --------
UNIT TRANSACTIONS:
 Purchases                                    10,621,624            25,073
 Net transfers                                (1,929,084)          440,950
 Surrenders for benefit payments and
  fees                                        (6,167,104)          (21,791)
 Net loan activity                              (755,543)             (731)
 Cost of insurance                            (9,495,298)          (31,529)
                                            ------------          --------
 Net increase (decrease) in net assets
  resulting from unit transactions            (7,725,405)          411,972
                                            ------------          --------
 Net increase (decrease) in net assets         5,215,002           474,295
NET ASSETS:
 Beginning of year                           104,501,428           355,719
                                            ------------          --------
 End of year                                $109,716,430          $830,014
                                            ============          ========

(h) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

(i)  Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                    HARTFORD               HARTFORD
                                              HARTFORD             DISCIPLINED              GROWTH
                                           GLOBAL GROWTH             EQUITY              OPPORTUNITIES
                                              HLS FUND              HLS FUND               HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $2,611               $196,959                 $3,476
 Net realized gain (loss) on security
  transactions                                     (931)                58,412                 60,856
 Capital gains income                                --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      131,588              1,745,296              3,988,656
                                             ----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     133,268              2,000,667              4,052,988
                                             ----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                       19,876              1,833,918              3,721,853
 Net transfers                                      813                391,359                218,276
 Surrenders for benefit payments and
  fees                                          (40,381)              (788,501)            (1,180,100)
 Net loan activity                                1,020                (81,228)              (313,654)
 Cost of insurance                              (64,880)            (1,673,255)            (2,823,341)
                                             ----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (83,552)              (317,707)              (376,966)
                                             ----------            -----------            -----------
 Net increase (decrease) in net assets           49,716              1,682,960              3,676,022
NET ASSETS:
 Beginning of year                            1,015,051             14,464,145             23,153,131
                                             ----------            -----------            -----------
 End of year                                 $1,064,767            $16,147,105            $26,829,153
                                             ==========            ===========            ===========


                                              HARTFORD              HARTFORD
                                             HIGH YIELD               INDEX
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income                          $10,492               $822,025
 Net realized gain (loss) on security
  transactions                                    4,408               (680,699)
 Capital gains income                                --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      193,016              6,490,292
                                             ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     207,916              6,631,618
                                             ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                      120,800              4,763,649
 Net transfers                                1,486,659               (403,994)
 Surrenders for benefit payments and
  fees                                         (301,097)            (3,429,053)
 Net loan activity                              (27,578)              (209,250)
 Cost of insurance                             (124,710)            (4,726,155)
                                             ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            1,154,074             (4,004,803)
                                             ----------            -----------
 Net increase (decrease) in net assets        1,361,990              2,626,815
NET ASSETS:
 Beginning of year                              523,323             48,303,228
                                             ----------            -----------
 End of year                                 $1,885,313            $50,930,043
                                             ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              HARTFORD
                                            INTERNATIONAL            HARTFORD               HARTFORD
                                            OPPORTUNITIES             MIDCAP              MIDCAP VALUE
                                              HLS FUND               HLS FUND               HLS FUND
                                           SUB-ACCOUNT (J)          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $672,951               $147,991                $76,936
 Net realized gain (loss) on security
  transactions                                (3,186,352)            (1,417,387)              (149,239)
 Capital gains income                                 --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     9,181,533             14,233,748              2,951,417
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    6,668,132             12,964,352              2,879,114
                                             -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     5,254,555              4,061,049              1,092,650
 Net transfers                                  (933,359)            (1,824,451)              (392,164)
 Surrenders for benefit payments and
  fees                                        (3,295,360)            (4,199,237)              (983,471)
 Net loan activity                              (335,272)              (346,914)               (48,697)
 Cost of insurance                            (4,564,239)            (4,802,466)            (1,019,605)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (3,873,675)            (7,112,019)            (1,351,287)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets         2,794,457              5,852,333              1,527,827
NET ASSETS:
 Beginning of year                            50,842,758             60,232,976             12,680,406
                                             -----------            -----------            -----------
 End of year                                 $53,637,215            $66,085,309            $14,208,233
                                             ===========            ===========            ===========


                                              HARTFORD               HARTFORD
                                            MONEY MARKET           SMALL COMPANY
                                              HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income                              $ --                   $ --
 Net realized gain (loss) on security
  transactions                                        --                383,250
 Capital gains income                                 --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                            --              6,076,603
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                           --              6,459,853
                                             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                    16,220,700              2,251,013
 Net transfers                                10,799,802             (1,571,734)
 Surrenders for benefit payments and
  fees                                       (26,456,665)            (2,372,656)
 Net loan activity                            (1,106,135)              (258,574)
 Cost of insurance                           (11,710,034)            (2,241,452)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (12,252,332)            (4,193,403)
                                             -----------            -----------
 Net increase (decrease) in net assets       (12,252,332)             2,266,450
NET ASSETS:
 Beginning of year                           107,017,725             30,013,155
                                             -----------            -----------
 End of year                                 $94,765,393            $32,279,605
                                             ===========            ===========

(j) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                  HARTFORD
                                             HARTFORD          U.S. GOVERNMENT          HARTFORD
                                               STOCK             SECURITIES               VALUE
                                             HLS FUND             HLS FUND              HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (K)(L)
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $891,943             $636,564                $31,517
 Net realized gain (loss) on security
  transactions                               (2,710,654)              13,433             (3,327,767)
 Capital gains income                                --                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   12,668,531             (102,107)             3,909,077
                                            -----------          -----------          -------------
 Net increase (decrease) in net assets
  resulting from operations                  10,849,820              547,890                612,827
                                            -----------          -----------          -------------
UNIT TRANSACTIONS:
 Purchases                                    8,966,714            1,299,536                270,529
 Net transfers                               (4,328,013)           1,417,492            (11,375,397)
 Surrenders for benefit payments and
  fees                                       (6,574,693)          (2,256,381)              (287,811)
 Net loan activity                             (391,699)             (26,953)               (15,831)
 Cost of insurance                           (8,307,967)          (1,304,669)              (261,927)
                                            -----------          -----------          -------------
 Net increase (decrease) in net assets
  resulting from unit transactions          (10,635,658)            (870,975)           (11,670,437)
                                            -----------          -----------          -------------
 Net increase (decrease) in net assets          214,162             (323,085)           (11,057,610)
NET ASSETS:
 Beginning of year                           81,110,961           14,225,191             11,057,610
                                            -----------          -----------          -------------
 End of year                                $81,325,123          $13,902,106                   $ --
                                            ===========          ===========          =============


                                           LORD ABBETT         LORD ABBETT
                                        CAPITAL STRUCTURE     BOND-DEBENTURE
                                               FUND                FUND
                                         SUB-ACCOUNT (M)       SUB-ACCOUNT
--------------------------------------  --------------------------------------
OPERATIONS:
 Net investment income                        $193,227            $282,348
 Net realized gain (loss) on security
  transactions                                   8,314               9,944
 Capital gains income                               --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     726,708             181,638
                                            ----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                    928,249             473,930
                                            ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                     916,394             351,357
 Net transfers                                (120,315)          1,413,071
 Surrenders for benefit payments and
  fees                                        (345,948)           (371,368)
 Net loan activity                             (21,999)            (25,147)
 Cost of insurance                            (674,101)           (303,429)
                                            ----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (245,969)          1,064,484
                                            ----------          ----------
 Net increase (decrease) in net assets         682,280           1,538,414
NET ASSETS:
 Beginning of year                           6,504,823           3,273,108
                                            ----------          ----------
 End of year                                $7,187,103          $4,811,522
                                            ==========          ==========

(k) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

(l)  Not funded as of December 31 2010.

(m) Formerly Lord Abbett America's Value Portfolio. Change effective May 1,
    2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                            LORD ABBETT
                                              GROWTH &
                                               INCOME            MFS INVESTORS            MFS NEW
                                                FUND              TRUST SERIES        DISCOVERY SERIES
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $36,469               $20,616                  $ --
 Net realized gain (loss) on security
  transactions                                    5,582                61,294                90,227
 Capital gains income                                --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,004,705                27,017             1,453,406
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                   1,046,756               108,927             1,543,633
                                             ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                    1,095,730                99,825               397,829
 Net transfers                                   (3,537)              216,651              (226,237)
 Surrenders for benefit payments and
  fees                                         (239,890)              (28,825)             (197,256)
 Net loan activity                              (39,385)             (460,372)              (31,919)
 Cost of insurance                             (714,135)              (68,620)             (421,488)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               98,783              (241,341)             (479,071)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets        1,145,539              (132,414)            1,064,562
NET ASSETS:
 Beginning of year                            6,079,242             1,415,594             4,664,679
                                             ----------            ----------            ----------
 End of year                                 $7,224,781            $1,283,180            $5,729,241
                                             ==========            ==========            ==========


                                              MFS TOTAL             MFS VALUE
                                            RETURN SERIES             SERIES
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income                          $721,990               $77,400
 Net realized gain (loss) on security
  transactions                                  (217,054)               19,343
 Capital gains income                                 --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,983,452               577,196
                                             -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    2,488,388               673,939
                                             -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     2,790,229               584,949
 Net transfers                                (1,685,337)              951,384
 Surrenders for benefit payments and
  fees                                        (1,622,618)             (171,150)
 Net loan activity                              (188,587)              (34,991)
 Cost of insurance                            (2,336,070)             (458,067)
                                             -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (3,042,383)              872,125
                                             -----------            ----------
 Net increase (decrease) in net assets          (553,995)            1,546,064
NET ASSETS:
 Beginning of year                            26,410,041             4,930,571
                                             -----------            ----------
 End of year                                 $25,856,046            $6,476,635
                                             ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                                          INVESCO
                                                                  UIF MID CAP         VAN KAMPEN V.I.
                                            MFS RESEARCH             GROWTH               MID CAP
                                            BOND SERIES            PORTFOLIO             VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (N)       SUB-ACCOUNT (O)
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $53,699                  $ --               $18,451
 Net realized gain (loss) on security
  transactions                                     (470)               52,838               157,795
 Capital gains income                             5,544                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       81,827               455,247               249,450
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     140,600               508,085               425,696
                                             ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      293,138               191,650               271,921
 Net transfers                                3,737,064              (259,797)             (368,405)
 Surrenders for benefit payments and
  fees                                         (224,643)             (123,512)             (101,608)
 Net loan activity                              (10,811)              (40,359)              (22,429)
 Cost of insurance                             (274,973)             (163,345)             (205,374)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            3,519,775              (395,363)             (425,895)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets        3,660,375               112,722                  (199)
NET ASSETS:
 Beginning of year                              886,541             1,782,164             2,181,394
                                             ----------            ----------            ----------
 End of year                                 $4,546,916            $1,894,886            $2,181,195
                                             ==========            ==========            ==========


                                             OPPENHEIMER            OPPENHEIMER
                                               CAPITAL                 GLOBAL
                                          APPRECIATION FUND       SECURITIES FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income                              $ --                $99,989
 Net realized gain (loss) on security
  transactions                                     8,666                  8,323
 Capital gains income                                 --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       271,079              1,135,322
                                              ----------             ----------
 Net increase (decrease) in net assets
  resulting from operations                      279,745              1,243,634
                                              ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                       504,672              1,300,904
 Net transfers                                   (17,036)                82,888
 Surrenders for benefit payments and
  fees                                          (129,898)              (303,788)
 Net loan activity                                (8,809)               (92,101)
 Cost of insurance                              (391,827)              (954,364)
                                              ----------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (42,898)                33,539
                                              ----------             ----------
 Net increase (decrease) in net assets           236,847              1,277,173
NET ASSETS:
 Beginning of year                             3,083,872              7,959,418
                                              ----------             ----------
 End of year                                  $3,320,719             $9,236,591
                                              ==========             ==========

(n) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

(o) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                  OPPENHEIMER            PUTNAM VT
                                            OPPENHEIMER           MAIN STREET           DIVERSIFIED
                                          MAIN STREET FUND       SMALL CAP FUND         INCOME FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $12,619                $3,804              $434,965
 Net realized gain (loss) on security
  transactions                                   10,392                 5,079                 1,417
 Capital gains income                                --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      202,849               183,796               (46,905)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     225,860               192,679               389,477
                                             ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      235,874               116,002               242,134
 Net transfers                                  (37,385)              (55,628)              547,917
 Surrenders for benefit payments and
  fees                                          (44,210)              (43,936)             (146,155)
 Net loan activity                                3,287                (4,215)              (12,257)
 Cost of insurance                             (187,518)              (79,946)             (259,467)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (29,952)              (67,723)              372,172
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets          195,908               124,956               761,649
NET ASSETS:
 Beginning of year                            1,412,095               888,957             2,992,302
                                             ----------            ----------            ----------
 End of year                                 $1,608,003            $1,013,913            $3,753,951
                                             ==========            ==========            ==========

                                            PUTNAM VT            PUTNAM VT
                                           GLOBAL ASSET            GLOBAL
                                         ALLOCATION FUND        EQUITY FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income                        $27,999              $107,421
 Net realized gain (loss) on security
  transactions                                (20,659)             (731,413)
 Capital gains income                              --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     58,632             1,018,955
                                             --------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    65,972               394,963
                                             --------            ----------
UNIT TRANSACTIONS:
 Purchases                                         --               414,851
 Net transfers                                     --              (281,183)
 Surrenders for benefit payments and
  fees                                        (45,747)             (424,409)
 Net loan activity                             (1,539)              (39,194)
 Cost of insurance                            (44,208)             (443,551)
                                             --------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (91,494)             (773,486)
                                             --------            ----------
 Net increase (decrease) in net assets        (25,522)             (378,523)
NET ASSETS:
 Beginning of year                            487,276             4,659,824
                                             --------            ----------
 End of year                                 $461,754            $4,281,301
                                             ========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              PUTNAM VT             PUTNAM VT              PUTNAM VT
                                             GROWTH AND           GLOBAL HEALTH              HIGH
                                             INCOME FUND            CARE FUND             YIELD FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $263,747               $29,339             $1,773,792
 Net realized gain (loss) on security
  transactions                                (1,078,393)               44,848                707,521
 Capital gains income                                 --                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,841,259               (44,667)               488,438
                                             -----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    2,026,613                29,520              2,969,751
                                             -----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     1,349,779                    --              1,771,044
 Net transfers                                  (351,403)              (47,337)            (3,116,789)
 Surrenders for benefit payments and
  fees                                        (1,150,637)             (109,269)            (2,238,796)
 Net loan activity                              (126,109)               (8,151)            (1,495,938)
 Cost of insurance                            (1,613,451)             (138,794)            (2,148,443)
                                             -----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (1,891,821)             (303,551)            (7,228,922)
                                             -----------            ----------            -----------
 Net increase (decrease) in net assets           134,792              (274,031)            (4,259,171)
NET ASSETS:
 Beginning of year                            15,308,489             1,495,666             27,050,816
                                             -----------            ----------            -----------
 End of year                                 $15,443,281            $1,221,635            $22,791,645
                                             ===========            ==========            ===========

                                                                      PUTNAM
                                              PUTNAM VT           INTERNATIONAL
                                             INCOME FUND            VALUE FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT (P)
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income                        $2,017,117               $26,380
 Net realized gain (loss) on security
  transactions                                    58,386               (59,170)
 Capital gains income                                 --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (338,770)               82,984
                                             -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    1,736,733                50,194
                                             -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     1,842,585                    --
 Net transfers                                  (723,170)               (8,496)
 Surrenders for benefit payments and
  fees                                        (1,207,430)              (16,690)
 Net loan activity                               (96,278)                 (350)
 Cost of insurance                            (1,750,680)              (77,077)
                                             -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (1,934,973)             (102,613)
                                             -----------            ----------
 Net increase (decrease) in net assets          (198,240)              (52,419)
NET ASSETS:
 Beginning of year                            17,792,908               820,094
                                             -----------            ----------
 End of year                                 $17,594,668              $767,675
                                             ===========            ==========

(p) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              PUTNAM VT            PUTNAM VT
                                            INTERNATIONAL        INTERNATIONAL         PUTNAM VT
                                             EQUITY FUND          GROWTH FUND        INVESTORS FUND
                                             SUB-ACCOUNT        SUB-ACCOUNT (Q)       SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $669,967             $16,254             $12,227
 Net realized gain (loss) on security
  transactions                                  (500,936)            (38,983)            (44,681)
 Capital gains income                                 --                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,546,163              77,701             139,928
                                             -----------            --------            --------
 Net increase (decrease) in net assets
  resulting from operations                    1,715,194              54,972             107,474
                                             -----------            --------            --------
UNIT TRANSACTIONS:
 Purchases                                     1,537,907                  --                  --
 Net transfers                                  (908,055)            (14,002)               (969)
 Surrenders for benefit payments and
  fees                                        (1,269,114)            (44,704)            (61,229)
 Net loan activity                              (139,247)               (923)             (1,443)
 Cost of insurance                            (1,605,903)            (41,207)            (80,800)
                                             -----------            --------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,384,412)           (100,836)           (144,441)
                                             -----------            --------            --------
 Net increase (decrease) in net assets          (669,218)            (45,864)            (36,967)
NET ASSETS:
 Beginning of year                            19,397,415             545,865             868,909
                                             -----------            --------            --------
 End of year                                 $18,728,197            $500,001            $831,942
                                             ===========            ========            ========

                                            PUTNAM VT             PUTNAM VT
                                              MONEY               MULTI-CAP
                                           MARKET FUND           GROWTH FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT (R)(S)
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income                            $63                $51,516
 Net realized gain (loss) on security
  transactions                                     --             (1,369,226)
 Capital gains income                              --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         --              3,181,594
                                             --------            -----------
 Net increase (decrease) in net assets
  resulting from operations                        63              1,863,884
                                             --------            -----------
UNIT TRANSACTIONS:
 Purchases                                         --                814,238
 Net transfers                                     --               (230,283)
 Surrenders for benefit payments and
  fees                                        (37,919)            (1,063,360)
 Net loan activity                                 --                (15,452)
 Cost of insurance                            (11,427)              (999,876)
                                             --------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (49,346)            (1,494,733)
                                             --------            -----------
 Net increase (decrease) in net assets        (49,283)               369,151
NET ASSETS:
 Beginning of year                            181,730             10,065,164
                                             --------            -----------
 End of year                                 $132,447            $10,434,315
                                             ========            ===========

(q) Formerly Putnam International New Opportunities Fund. Change effective January 30, 2010.

(r)  Formerly Putnam VT New Opportunities Fund. Change effective September 1,
     2010.

(s) Effective September 24, 2010 Putnam VT Vista Fund merged with Putnam VT Multi-Cap Growth Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             PUTNAM VT             PUTNAM VT            PUTNAM VT
                                             SMALL CAP           GEORGE PUTNAM           GLOBAL
                                             VALUE FUND          BALANCED FUND       UTILITIES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (T)        SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $14,174              $50,647              $40,981
 Net realized gain (loss) on security
  transactions                                  117,077             (148,548)             (75,282)
 Capital gains income                                --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,019,092              186,600               45,930
                                             ----------            ---------            ---------
 Net increase (decrease) in net assets
  resulting from operations                   1,150,343               88,699               11,629
                                             ----------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                      786,543                   --                   --
 Net transfers                                 (375,009)             (36,491)             (44,025)
 Surrenders for benefit payments and
  fees                                         (161,620)            (170,945)             (86,053)
 Net loan activity                              (29,724)             (10,340)              (8,087)
 Cost of insurance                             (541,816)             (81,638)             (86,005)
                                             ----------            ---------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             (321,626)            (299,414)            (224,170)
                                             ----------            ---------            ---------
 Net increase (decrease) in net assets          828,717             (210,715)            (212,541)
NET ASSETS:
 Beginning of year                            4,498,883            1,001,801            1,078,357
                                             ----------            ---------            ---------
 End of year                                 $5,327,600             $791,086             $865,816
                                             ==========            =========            =========

                                                                     PUTNAM VT
                                              PUTNAM VT               CAPITAL
                                            VOYAGER FUND         OPPORTUNITIES FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ---------------------------------------------
OPERATIONS:
 Net investment income                          $338,488                $12,450
 Net realized gain (loss) on security
  transactions                                (2,603,426)               (16,061)
 Capital gains income                                 --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     6,652,216              1,253,081
                                             -----------             ----------
 Net increase (decrease) in net assets
  resulting from operations                    4,387,278              1,249,470
                                             -----------             ----------
UNIT TRANSACTIONS:
 Purchases                                     1,596,294                638,505
 Net transfers                                  (916,428)               (98,791)
 Surrenders for benefit payments and
  fees                                        (2,187,892)              (285,299)
 Net loan activity                              (112,681)               (24,932)
 Cost of insurance                            (2,196,967)              (498,471)
                                             -----------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (3,817,674)              (268,988)
                                             -----------             ----------
 Net increase (decrease) in net assets           569,604                980,482
NET ASSETS:
 Beginning of year                            23,533,318              4,462,259
                                             -----------             ----------
 End of year                                 $24,102,922             $5,442,741
                                             ===========             ==========

(t) Formerly Putnam VT The George Putnam Fund of Boston. Change effective September 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                               PUTNAM VT               INVESCO
                                                 EQUITY            VAN KAMPEN V.I.
                                              INCOME FUND           COMSTOCK FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT (U)
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $121,809                $21,514
 Net realized gain (loss) on security
  transactions                                   (216,015)                37,553
 Capital gains income                                  --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        693,643              2,376,711
                                               ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                       599,437              2,435,778
                                               ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                        400,780              2,372,022
 Net transfers                                   (661,552)              (443,451)
 Surrenders for benefit payments and
  fees                                           (719,856)              (646,576)
 Net loan activity                                 (1,376)              (140,095)
 Cost of insurance                               (533,878)            (1,717,866)
                                               ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (1,515,882)              (575,966)
                                               ----------            -----------
 Net increase (decrease) in net assets           (916,445)             1,859,812
NET ASSETS:
 Beginning of year                              6,226,804             15,939,883
                                               ----------            -----------
 End of year                                   $5,310,359            $17,799,695
                                               ==========            ===========

(u) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account VL I (the "Account") is a separate investment account established by Hartford Life and Annuity Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: the AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid-Cap Value Portfolio, AllianceBernstein VPS International Growth Portfolio, Invesco V.I. Capital Appreciation Fund, Invesco V.I. Core Equity Fund, Invesco V.I. International Growth Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Capital Development Fund, Invesco V.I. Balanced Risk Allocation Fund (merged with Invesco V.I. Global Multi-Asset Fund), American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity Income Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Freedom 2010 Portfolio, Fidelity VIP Freedom 2020 Portfolio, Fidelity VIP Freedom 2030 Portfolio, Franklin Income Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Templeton Global Bond Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Lord Abbett Capital Structure Fund, Lord Abbett Bond-Debenture Fund, Lord Abbett Growth and Income Fund, MFS Investors Trust Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, MFS Research Bond Series, UIF Mid Cap Growth Portfolio, Invesco Van Kampen V.I. Mid Cap Value Fund, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small- & Mid-Cap Fund/VA (formerly Oppenheimer Main Street Small Cap Fund), Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Global Health Care Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT International Growth Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT Multi-Cap Growth Fund, Putnam VT Small Cap Value Fund, Putnam VT George Putnam Balanced Fund, Putnam VT Global Utilities Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, and Invesco Van Kampen V.I. Comstock Fund.

    The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) SUBSEQUENT EVENTS -- On March 21, 2012, Hartford Financial Services Group, Inc. ("HFSG"), the ultimate parent of the Sponsor Company, announced that it has decided to focus on its Property and Casualty, Group Benefits and Mutual Funds businesses. As a result, HFSG will cease selling its individual annuity products effective April 27, 2012. In addition, HFSG is pursuing sales or other strategic alternatives for its individual life, Woodbury Financial Services and retirement plans businesses.

       Management has evaluated events subsequent to December 31, 2011 and through the financial statement issuance date of April 13, 2012, noting there are no additional subsequent events requiring adjustment or disclosure in the financial statements.

       f) MORTALITY RISK -- The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover shorter longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

       g) FAIR VALUE MEASUREMENTS -- The Sub-Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2011. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Level 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2011, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the year ended December 31, 2011.

       h) ACCOUNTING FOR UNCERTAIN TAX PROVISIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2011. The 2007 through 2011 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

       i) ADOPTION OF NEW ACCOUNTING STANDARDS -- In May 2011, the Financial Accounting Standards Board issued a

-------------------------------------------------------------------------------

       standard clarifying how to measure fair value in order to ensure that fair value has the same meaning in U.S. GAAP and in International Financial Reporting Standards and that their respective fair value measurement and disclosure requirements are the same (except for minor differences in wording and style). This standard will be effective for the Account beginning January 1, 2012. Management is currently evaluating the impact of this guidance on the Account's financial statements for the year ended December 31, 2012.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, described as follows:

       a) COST OF INSURANCE -- In accordance with terms of the contracts, the Sponsor Company makes deductions for costs of insurance charges
           (COI), which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charge may also vary. These charges are deducted through redemption of units from applicable contract owners' accounts and are included on the accompanying statements of changes in net assets.

       b) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable life contracts, assesses mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of 1.40% of the Sub-Account's average daily net assets. These expenses are deducted through the redemption of units and are included in the surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGE -- The Sponsor Company provides administrative services to the Account and charges the Account a maximum annual rate of $30 or a maximum of $25 plus $0.05 per $1,000 of the initial face value for these services. These expenses are deducted through the redemption of units and are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets for these services.

       d) RIDER CHARGES -- The Sponsor Company will charge an expense for various Rider charges, which are deducted through a redemption of units and are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

       e) ISSUE CHARGE -- The Sponsor Company may make deductions to cover issue expenses at a maximum rate of $54.17 per $1,000 of the initial face value. These charges are deducted through a redemption of units and are included in cost of insurance and other fees in the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS International Value
 Portfolio                                             $1,770,460     $1,459,335
AllianceBernstein VPS Small/Mid-Cap Value
 Portfolio                                                857,875      2,075,520
AllianceBernstein VPS International Growth
 Portfolio                                                676,022        950,610
Invesco V.I. Capital Appreciation Fund                    171,300        224,057
Invesco V.I. Core Equity Fund                             648,026        385,452
Invesco V.I. International Growth Fund                  1,000,635        519,230
Invesco V.I. Mid Cap Core Equity Fund                   1,669,719      2,017,257
Invesco V.I. Small Cap Equity Fund                      2,080,635      1,400,782
Invesco V.I. Capital Development Fund                     111,711        183,517
Invesco V.I. Balanced Risk Allocation Fund*             2,738,821      1,054,691
American Funds Asset Allocation Fund                    3,007,787      7,880,186
American Funds Blue Chip Income and Growth Fund         2,156,943      3,911,619
American Funds Bond Fund                                4,274,848      7,097,435
American Funds Global Growth Fund                       1,848,206      4,836,697
American Funds Growth Fund                              4,398,607     18,431,763
American Funds Growth-Income Fund                       3,483,131     14,078,380

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
American Funds International Fund                      $2,887,970     $5,422,704
American Funds New World Fund                           2,910,692      3,832,921
American Funds Global Small Capitalization Fund         1,144,955      4,238,176
Fidelity VIP Asset Manager Portfolio                       27,944        255,106
Fidelity VIP Equity Income Portfolio                    1,533,575      3,900,055
Fidelity VIP Contrafund Portfolio                       4,665,358      4,250,214
Fidelity VIP Overseas Portfolio                            28,130        151,603
Fidelity VIP Mid Cap Portfolio                          2,626,962      3,336,824
Fidelity VIP Freedom 2010 Portfolio                       387,844        266,290
Fidelity VIP Freedom 2020 Portfolio                       269,203        187,308
Fidelity VIP Freedom 2030 Portfolio                       170,683        169,872
Franklin Income Securities Fund                         4,470,499      3,654,676
Franklin Small Cap Value Securities Fund                1,171,612      3,438,515
Franklin Strategic Income Securities Fund               4,440,176      1,774,024
Mutual Shares Securities Fund                           2,500,898      4,895,274
Templeton Foreign Securities Fund                         807,666        169,351
Templeton Growth Securities Fund                          689,495      1,692,466
Mutual Global Discovery Securities Fund                 3,505,071      3,019,169
Templeton Global Bond Securities Fund                   6,159,405      3,897,230
Hartford Advisers HLS Fund                              2,026,469     13,420,641
Hartford Total Return Bond HLS Fund                     3,752,944     13,923,964
Hartford Capital Appreciation HLS Fund                  2,987,179     19,019,641
Hartford Dividend and Growth HLS Fund                   4,421,229     10,394,736
Hartford Global Research HLS Fund                         135,864         74,608
Hartford Global Growth HLS Fund                            25,872         88,179
Hartford Disciplined Equity HLS Fund                      876,333      1,891,994
Hartford Growth Opportunities HLS Fund                  1,584,992      4,053,555
Hartford High Yield HLS Fund                            2,323,909      1,405,320
Hartford Index HLS Fund                                 2,142,926      8,353,439
Hartford International Opportunities HLS Fund           1,349,757      4,655,335
Hartford MidCap HLS Fund                                  743,988      8,110,828
Hartford MidCap Value HLS Fund                            498,913      1,727,640
Hartford Money Market HLS Fund                         28,743,743     38,847,256
Hartford Small Company HLS Fund                         1,166,689      4,746,217
Hartford Stock HLS Fund                                 1,618,022      8,515,801
Hartford U.S. Government Securities HLS Fund            2,912,709      3,335,113
Lord Abbett Capital Structure Fund                      1,032,268      1,248,263
Lord Abbett Bond-Debenture Fund                         2,038,404      1,348,394
Lord Abbett Growth and Income Fund                        867,427      1,079,037
MFS Investors Trust Series                                617,726      1,075,983
MFS New Discovery Series                                2,152,342      1,056,694
MFS Total Return Series                                 1,710,563      3,142,898
MFS Value Series                                        2,045,028      1,133,248
MFS Research Bond Series                                4,161,610      1,519,335
UIF Mid Cap Growth Portfolio                            1,266,535        906,697
Invesco Van Kampen V.I. Mid Cap Value Fund                479,286        487,230
Oppenheimer Capital Appreciation Fund/VA                  261,986        497,438
Oppenheimer Global Securities Fund/VA                   1,090,832      1,259,636
Oppenheimer Main Street Fund/VA                           130,678        225,461

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Oppenheimer Main Street Small- & Mid-Cap Fund/VA*        $151,892       $123,988
Putnam VT Diversified Income Fund                       1,297,239        881,717
Putnam VT Global Asset Allocation Fund                     20,846         63,766
Putnam VT Global Equity Fund                              247,979        608,691
Putnam VT Growth and Income Fund                          741,760      3,475,575
Putnam VT Global Health Care Fund                          44,811        340,435
Putnam VT High Yield Fund                               4,386,324      5,297,500
Putnam VT Income Fund                                   3,113,626      3,031,214
Putnam VT International Value Fund                         19,839        129,090
Putnam VT International Equity Fund                     1,632,293      2,285,195
Putnam VT International Growth Fund                        12,196         88,420
Putnam VT Investors Fund                                   11,038        121,192
Putnam VT Money Market Fund                                    14         17,571
Putnam VT Multi-Cap Growth Fund                           329,126      1,532,636
Putnam VT Small Cap Value Fund                            340,362        627,192
Putnam VT George Putnam Balanced Fund                      16,828        152,511
Putnam VT Global Utilities Fund                            31,326        154,017
Putnam VT Voyager Fund                                  1,761,442      5,827,213
Putnam VT Capital Opportunities Fund                      866,025        852,278
Putnam VT Equity Income Fund                            2,568,127      1,305,516
Invesco Van Kampen V.I. Comstock Fund                   1,110,413      1,306,009

*   See Note 1 for additional information related to this Sub-Account.

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2011 were as follows:

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS
 International Value Portfolio         173,074       175,127         (2,053)
AllianceBernstein VPS
 Small/Mid-Cap Value Portfolio          62,714       156,210        (93,496)
AllianceBernstein VPS
 International Growth Portfolio         67,593       106,144        (38,551)
Invesco V.I. Capital
 Appreciation Fund                      16,964        22,035         (5,071)
Invesco V.I. Core Equity Fund           41,975        24,374         17,601
Invesco V.I. International
 Growth Fund                            97,328        50,844         46,484
Invesco V.I. Mid Cap Core Equity
 Fund                                   89,419       112,704        (23,285)
Invesco V.I. Small Cap Equity
 Fund                                  144,760       100,321         44,439
Invesco V.I. Capital Development
 Fund                                    9,236        15,376         (6,140)
Invesco V.I. Balanced Risk
 Allocation Fund*                      242,424        72,855        169,569
American Funds Asset Allocation
 Fund                                  101,098       493,100       (392,002)
American Funds Blue Chip Income
 and Growth Fund                        93,803       263,483       (169,680)
American Funds Bond Fund               186,730       516,457       (329,727)
American Funds Global Growth
 Fund                                  685,010     2,936,536     (2,251,526)
American Funds Growth Fund           2,618,845    15,001,152    (12,382,307)
American Funds Growth-Income
 Fund                                  779,610    10,133,081     (9,353,471)
American Funds International
 Fund                                   78,248       242,628       (164,380)
American Funds New World Fund           76,732       129,084        (52,352)
American Funds Global Small
 Capitalization Fund                   346,269     1,996,069     (1,649,800)
Fidelity VIP Asset Manager
 Portfolio                                  --        90,374        (90,374)
Fidelity VIP Equity Income
 Portfolio                             148,128     1,207,414     (1,059,286)

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                             UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED       REDEEMED     (DECREASE)
----------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio              345,507       332,476         13,031
Fidelity VIP Overseas Portfolio                     --        66,113        (66,113)
Fidelity VIP Mid Cap Portfolio                 178,417       231,748        (53,331)
Fidelity VIP Freedom 2010 Portfolio             32,951        24,095          8,856
Fidelity VIP Freedom 2020 Portfolio             22,206        17,734          4,472
Fidelity VIP Freedom 2030 Portfolio             14,991        16,530         (1,539)
Franklin Income Securities Fund                185,156       282,203        (97,047)
Franklin Small Cap Value Securities Fund        51,053       170,209       (119,156)
Franklin Strategic Income Securities
 Fund                                          289,263       139,452        149,811
Mutual Shares Securities Fund                   93,830       324,239       (230,409)
Templeton Foreign Securities Fund               45,551        10,244         35,307
Templeton Growth Securities Fund                57,289       177,354       (120,065)
Mutual Global Discovery Securities Fund        190,421       245,775        (55,354)
Templeton Global Bond Securities Fund          272,216       240,928         31,288
Hartford Advisers HLS Fund                     232,210     3,890,969     (3,658,759)
Hartford Total Return Bond HLS Fund          1,194,796     4,757,135     (3,562,339)
Hartford Capital Appreciation HLS Fund         240,700     2,791,002     (2,550,302)
Hartford Dividend and Growth HLS Fund          535,723     2,452,290     (1,916,567)
Hartford Global Research HLS Fund               14,931         7,490          7,441
Hartford Global Growth HLS Fund                 21,811        76,326        (54,515)
Hartford Disciplined Equity HLS Fund           455,447     1,229,642       (774,195)
Hartford Growth Opportunities HLS Fund          79,765       201,056       (121,291)
Hartford High Yield HLS Fund                   121,053        81,852         39,201
Hartford Index HLS Fund                        371,724     2,241,537     (1,869,813)
Hartford International Opportunities HLS
 Fund                                          430,596     1,464,558     (1,033,962)
Hartford MidCap HLS Fund                        78,617     1,874,825     (1,796,208)
Hartford MidCap Value HLS Fund                  24,796        86,044        (61,248)
Hartford Money Market HLS Fund              16,819,095    22,442,658     (5,623,563)
Hartford Small Company HLS Fund                459,362     1,912,015     (1,452,653)
Hartford Stock HLS Fund                        156,471     2,258,920     (2,102,449)
Hartford U.S. Government Securities HLS
 Fund                                          232,356       305,528        (73,172)
Lord Abbett Capital Structure Fund              66,807       101,295        (34,488)
Lord Abbett Bond-Debenture Fund                128,570       102,604         25,966
Lord Abbett Growth and Income Fund              73,298        99,658        (26,360)
MFS Investors Trust Series                      48,973        87,217        (38,244)
MFS New Discovery Series                        65,908        49,324         16,584
MFS Total Return Series                         71,844       213,030       (141,186)
MFS Value Series                               192,880       114,223         78,657
MFS Research Bond Series                       304,533       116,555        187,978
UIF Mid Cap Growth Portfolio                    98,461        72,068         26,393
Invesco Van Kampen V.I. Mid Cap Value
 Fund                                           42,385        45,412         (3,027)
Oppenheimer Capital Appreciation Fund/VA        23,531        45,261        (21,730)
Oppenheimer Global Securities Fund/VA           78,721        99,613        (20,892)
Oppenheimer Main Street Fund/VA                 10,796        20,015         (9,219)
Oppenheimer Main Street Small- & Mid-Cap
 Fund/VA*                                       12,875        10,928          1,947
Putnam VT Diversified Income Fund               72,783        66,515          6,268
Putnam VT Global Asset Allocation Fund              --         2,019         (2,019)
Putnam VT Global Equity Fund                     6,787        24,347        (17,560)
Putnam VT Growth and Income Fund                24,536       112,392        (87,856)

-------------------------------------------------------------------------------

                                             UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED       REDEEMED     (DECREASE)
----------------------------------------------------------------------------------------
Putnam VT Global Health Care Fund                   --        20,905        (20,905)
Putnam VT High Yield Fund                      134,013       245,368       (111,355)
Putnam VT Income Fund                           91,023       155,928        (64,905)
Putnam VT International Value Fund                  --         8,051         (8,051)
Putnam VT International Equity Fund             68,198       142,463        (74,265)
Putnam VT International Growth Fund                 --         5,254         (5,254)
Putnam VT Investors Fund                             4        11,548        (11,544)
Putnam VT Money Market Fund                         --         9,743         (9,743)
Putnam VT Multi-Cap Growth Fund                 15,727        66,402        (50,675)
Putnam VT Small Cap Value Fund                  32,137        60,193        (28,056)
Putnam VT George Putnam Balanced Fund               --        11,139        (11,139)
Putnam VT Global Utilities Fund                     --         5,452         (5,452)
Putnam VT Voyager Fund                          71,565       162,227        (90,662)
Putnam VT Capital Opportunities Fund            42,846        41,649          1,197
Putnam VT Equity Income Fund                   150,663        82,443         68,220
Invesco Van Kampen V.I. Comstock Fund           79,928       116,540        (36,612)

*   See Note 1 for additional information related to this Sub-Account.

    The changes in units outstanding for the year ended December 31, 2010 were as follows:

                                             UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED       REDEEMED     (DECREASE)
----------------------------------------------------------------------------------------
AllianceBernstein VPS International
 Value Portfolio                               138,228       182,324        (44,096)
AllianceBernstein VPS Small/Mid-Cap
 Value Portfolio                               161,125        81,233         79,892
AllianceBernstein VPS International
 Growth Portfolio                               78,855        69,679          9,176
Invesco V.I. Capital Appreciation Fund          40,693        46,391         (5,698)
Invesco V.I. Core Equity Fund                   14,031        21,320         (7,289)
Invesco V.I. International Growth Fund         177,094        71,770        105,324
Invesco V.I. Mid Cap Core Equity Fund           72,095       172,612       (100,517)
Invesco V.I. Small Cap Equity Fund              90,594        32,743         57,851
Invesco V.I. Capital Development Fund           42,770        66,102        (23,332)
Invesco V.I. Global Multi-Asset Fund            23,093         1,620         21,473
American Funds Asset Allocation Fund           154,100       613,303       (459,203)
American Funds Blue Chip Income and
 Growth Fund                                   127,598       231,809       (104,211)
American Funds Bond Fund                       305,863       651,550       (345,687)
American Funds Global Growth Fund            1,114,340     3,105,743     (1,991,403)
American Funds Growth Fund                   3,021,216    16,382,241    (13,361,025)
American Funds Growth-Income Fund            1,970,425    10,748,658     (8,778,233)
American Funds International Fund              150,009       278,044       (128,035)
American Funds New World Fund                  101,214       113,678        (12,464)
American Funds Global Small
 Capitalization Fund                           891,376     1,979,883     (1,088,507)
Fidelity VIP Asset Manager Portfolio                68       113,882       (113,814)
Fidelity VIP Equity Income Fund
 Portfolio                                     228,771     1,590,311     (1,361,540)
Fidelity VIP Contrafund Portfolio              285,018       203,345         81,673
Fidelity VIP Overseas Portfolio                    316       104,887       (104,571)
Fidelity VIP Mid Cap Portfolio                 233,695       171,219         62,476
Fidelity VIP Freedom 2010 Portfolio             30,005        16,243         13,762
Fidelity VIP Freedom 2020 Portfolio             68,475        16,266         52,209
Fidelity VIP Freedom 2030 Portfolio             61,242         5,282         55,960
Franklin Income Securities Fund                198,291       268,366        (70,075)

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                    UNITS           UNITS        NET INCREASE
SUB-ACCOUNT                         ISSUED         REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Franklin Small Cap Value
 Securities Fund                     105,241         171,681         (66,440)
Franklin Strategic Income
 Securities Fund                     337,606         131,811         205,795
Mutual Shares Securities Fund        162,444         336,209        (173,765)
Templeton Foreign Securities
 Fund                                 31,548           2,191          29,357
Templeton Growth Securities Fund      98,633         122,309         (23,676)
Mutual Global Discovery
 Securities Fund                     292,090         136,016         156,074
Templeton Global Bond Securities
 Fund                                712,063         245,762         466,301
Hartford Advisers HLS Fund           625,173       4,180,026      (3,554,853)
Hartford Total Return Bond HLS
 Fund                              2,111,957       6,443,141      (4,331,184)
Hartford Capital Appreciation
 HLS Fund                            150,148       3,571,735      (3,421,587)
Hartford Dividend and Growth HLS
 Fund                                443,945       2,487,892      (2,043,947)
Hartford Global Research HLS
 Fund                                 48,806           7,285          41,521
Hartford Global Growth HLS Fund       32,852         112,591         (79,739)
Hartford Disciplined Equity HLS
 Fund                                655,899         889,079        (233,180)
Hartford Growth Opportunities
 HLS Fund                            156,941         176,683         (19,742)
Hartford High Yield HLS Fund         116,787          39,601          77,186
Hartford Index HLS Fund              414,979       1,660,543      (1,245,564)
Hartford International
 Opportunities HLS Fund            4,453,900       2,312,448       2,141,452
Hartford MidCap HLS Fund             200,246       2,087,810      (1,887,564)
Hartford MidCap Value HLS Fund        30,270         107,008         (76,738)
Hartford Money Market HLS Fund    15,299,204      22,118,789      (6,819,585)
Hartford Small Company HLS Fund      438,259       2,488,651      (2,050,392)
Hartford Stock HLS Fund              276,991       3,409,244      (3,132,253)
Hartford U.S. Government
 Securities HLS Fund                 330,767         411,501         (80,734)
Lord Abbett Capital Structure
 Fund                                 46,813          69,321         (22,508)
Lord Abbett Bond-Debenture Fund      181,496          92,243          89,253
Lord Abbett Growth and Income
 Fund                                 67,179          59,385           7,794
MFS Investors Trust Series            86,221         109,807         (23,586)
MFS New Discovery Series             104,914         134,535         (29,621)
MFS Total Return Series               76,349         294,936        (218,587)
MFS Value Series                     181,942          85,049          96,893
MFS Research Bond Series             317,360          30,738         286,622
UIF Mid Cap Growth Portfolio          74,542         112,131         (37,589)
Invesco Van Kampen V.I. Mid Cap
 Value Fund                           60,833         106,006         (45,173)
Oppenheimer Capital Appreciation
 Fund                                 27,660          31,793          (4,133)
Oppenheimer Global Securities
 Fund                                105,015         102,883           2,132
Oppenheimer Main Street Fund          32,676          35,121          (2,445)
Oppenheimer Main Street Small
 Cap Fund                             24,663          31,610          (6,947)
Putnam VT Diversified Income
 Fund                                124,352          88,763          35,589
Putnam VT Global Asset
 Allocation Fund                           1           3,205          (3,204)
Putnam VT Global Equity Fund           8,651          41,946         (33,295)
Putnam VT Growth and Income Fund      23,042          91,169         (68,127)
Putnam VT Global Health Care
 Fund                                     (1)         20,301         (20,302)
Putnam VT High Yield Fund            198,725         540,895        (342,170)
Putnam VT Income Fund                118,260         203,781         (85,521)
Putnam VT International Value
 Fund                                     --           6,938          (6,938)
Putnam VT International Equity
 Fund                                 70,557         228,047        (157,490)
Putnam VT International Growth
 Fund                                     38           6,557          (6,519)
Putnam VT Investors Fund                  --          15,216         (15,216)

-------------------------------------------------------------------------------

                                        UNITS       UNITS        NET INCREASE
SUB-ACCOUNT                             ISSUED     REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Putnam VT Money Market Fund                   --      27,371         (27,371)
Putnam VT Multi-Cap Growth Fund           56,072     166,245        (110,173)
Putnam VT Small Cap Value Fund            59,286      92,156         (32,870)
Putnam VT George Putnam Balanced
 Fund                                          1      24,079         (24,078)
Putnam VT Global Utilities Fund               --       8,061          (8,061)
Putnam VT Voyager Fund                    43,295     157,996        (114,701)
Putnam VT Capital Opportunities Fund      56,501      73,423         (16,922)
Putnam VT Equity Income Fund              16,742     122,221        (105,479)
Invesco Van Kampen V.I. Comstock
 Fund                                     64,250     121,461         (57,211)

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, net assets, expense ratios, investment income ratios, and total return representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units, as of and for the year ended December 31, 2011. A Sub-Account could invest in multiple share classes, thus resulting in a specific unit value being outside of the range below. Financial highlights for net assets allocated to Sub-Accounts that have merged during the period, if applicable, have been shown for the surviving fund.

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2011                               1,550,479       $6.857519      to       $6.857519         $10,632,441
 2010                               1,552,532        8.511980      to        8.511980          13,215,119
 2009                               1,596,628        8.161134      to        8.161134          13,030,298
 2008                               1,602,576        6.074134      to        6.074134           9,734,259
 2007                               1,191,959       13.001625      to       13.001625          15,497,409
ALLIANCEBERNSTEIN VPS
 SMALL/MID-CAP VALUE
 PORTFOLIO
 2011                                 712,092       12.359340      to       12.359340           8,800,986
 2010                                 805,588       13.525397      to       13.525397          10,895,898
 2009                                 725,696       10.684549      to       10.684549           7,753,732
 2008                                 741,924        7.489616      to        7.489616           5,556,724
 2007                                 610,187       11.656335      to       11.656335           7,112,541
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2011                                 379,075        7.883945      to        7.883945           2,988,607
 2010                                 417,626        9.390573      to        9.390573           3,921,748
 2009                                 408,450        8.339156      to        8.339156           3,406,124
 2008                                 390,722        5.989175      to        5.989175           2,340,105
 2007                                 176,882       11.735231      to       11.735231           2,075,755
INVESCO V.I. CAPITAL
 APPRECIATION FUND
 2011                                 192,728        9.341396      to        9.341396           1,800,344
 2010                                 197,799       10.143783      to       10.143783           2,006,431
 2009                                 203,497        8.783347      to        8.783347           1,787,381
 2008                                 204,743        7.254268      to        7.254268           1,485,259
 2007                                 156,793       12.614437      to       12.614437           1,977,854
INVESCO V.I. CORE EQUITY FUND
 2011                                 140,205       15.391910      to       15.391910           2,158,027
 2010                                 122,604       15.401643      to       15.401643           1,888,309
 2009                                 129,893       14.058334      to       14.058334           1,826,077
 2008                                 141,615       10.957579      to       10.957579           1,551,758
 2007                                 111,443       15.685297      to       15.685297           1,748,014
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2011                                 325,267        9.245632      to        9.245632           3,007,295
 2010                                 278,783        9.913898      to        9.913898           2,763,828
 2009                                 173,459        8.784056      to        8.784056           1,523,674
 2008                                  54,856        6.495072      to        6.495072             356,296
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2011                                 900,342       16.909642      to       16.909642          15,224,463
 2010                                 923,627       18.061560      to       18.061560          16,682,140
 2009                               1,024,144       15.827870      to       15.827870          16,210,018
 2008                               1,093,334       12.155426      to       12.155426          13,289,938
 2007                               1,080,406       17.005072      to       17.005072          18,372,373

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2011                             --      to         --       3.98%     to       3.98%     (19.44)%    to      (19.44)%
 2010                             --      to         --       2.71%     to       2.71%       4.30%     to        4.30%
 2009                             --      to         --       1.15%     to       1.15%      34.36%     to       34.36%
 2008                             --      to         --       0.88%     to       0.88%     (53.28)%    to      (53.28)%
 2007                             --      to         --       0.94%     to       0.94%       5.58%     to        5.58%
ALLIANCEBERNSTEIN VPS
 SMALL/MID-CAP VALUE
 PORTFOLIO
 2011                             --      to         --       0.26%     to       0.26%      (8.62)%    to       (8.62)%
 2010                             --      to         --       0.27%     to       0.27%      26.59%     to       26.59%
 2009                             --      to         --       0.80%     to       0.80%      42.66%     to       42.66%
 2008                             --      to         --       0.44%     to       0.44%     (35.75)%    to      (35.75)%
 2007                             --      to         --       0.70%     to       0.70%       1.53%     to        1.53%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2011                             --      to         --       2.75%     to       2.75%     (16.04)%    to      (16.04)%
 2010                             --      to         --       1.82%     to       1.82%      12.61%     to       12.61%
 2009                             --      to         --       0.04%     to       0.04%      39.24%     to       39.24%
 2008                             --      to         --         --      to         --      (48.96)%    to      (48.96)%
 2007                             --      to         --       1.50%     to       1.50%      17.35%     to       17.35%
INVESCO V.I. CAPITAL
 APPRECIATION FUND
 2011                             --      to         --       0.15%     to       0.15%      (7.91)%    to       (7.91)%
 2010                             --      to         --       0.75%     to       0.75%      15.49%     to       15.49%
 2009                             --      to         --         --      to         --       21.08%     to       21.08%
 2008                             --      to         --         --      to         --      (42.49)%    to      (42.49)%
 2007                             --      to         --         --      to         --       12.01%     to       12.01%
INVESCO V.I. CORE EQUITY FUND
 2011                             --      to         --       0.91%     to       0.91%      (0.06)%    to       (0.06)%
 2010                             --      to         --       0.98%     to       0.98%       9.56%     to        9.56%
 2009                             --      to         --       1.87%     to       1.87%      28.30%     to       28.30%
 2008                             --      to         --       2.66%     to       2.66%     (30.14)%    to      (30.14)%
 2007                             --      to         --       1.25%     to       1.25%       8.12%     to        8.12%
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2011                             --      to         --       1.54%     to       1.54%      (6.74)%    to       (6.74)%
 2010                             --      to         --       2.56%     to       2.56%      12.86%     to       12.86%
 2009                             --      to         --       2.14%     to       2.14%      35.24%     to       35.24%
 2008                             --      to         --       2.07%     to       2.07%     (35.05)%    to      (35.05)%
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2011                             --      to         --       0.30%     to       0.30%      (6.38)%    to       (6.38)%
 2010                             --      to         --       0.56%     to       0.56%      14.11%     to       14.11%
 2009                             --      to         --       1.34%     to       1.34%      30.21%     to       30.21%
 2008                             --      to         --       1.61%     to       1.61%     (28.52)%    to      (28.52)%
 2007                             --      to         --       0.23%     to       0.23%       9.55%     to        9.55%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2011                                 389,428      $13.702870      to      $13.702870          $5,336,286
 2010                                 344,989       13.803070      to       13.803070           4,761,907
 2009                                 287,138       10.738505      to       10.738505           3,083,436
 2008                                 195,093        8.853684      to        8.853684           1,727,293
 2007                                 102,795       12.889339      to       12.889339           1,324,958
INVESCO V.I. CAPITAL
 DEVELOPMENT FUND
 2011                                  95,259       11.072131      to       11.072131           1,054,718
 2010                                 101,399       11.925883      to       11.925883           1,209,269
 2009                                 124,731       10.040517      to       10.040517           1,252,368
 2008                                 118,371        7.052376      to        7.052376             834,800
 2007                                 123,749       13.312750      to       13.312750           1,647,444
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND+
 2011                                 213,669       11.091880      to       11.091880           2,369,988
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2011                               4,572,883       15.913238      to       15.913238          72,769,375
 2010                               4,964,885       15.709635      to       15.709635          77,996,537
 2009                               5,424,088       13.963461      to       13.963461          75,739,039
 2008                               5,614,716       11.262300      to       11.262300          63,234,615
 2007                               5,195,680       15.977239      to       15.977239          83,012,623
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2011                               2,890,488       14.789539      to       14.789539          42,748,991
 2010                               3,060,168       14.924145      to       14.924145          45,670,393
 2009                               3,164,379       13.286460      to       13.286460          42,043,389
 2008                               3,206,911       10.382553      to       10.382553          33,295,926
 2007                               2,979,842       16.351739      to       16.351739          48,725,591
AMERICAN FUNDS BOND FUND
 2011                               4,062,898       14.125783      to       14.125783          57,391,616
 2010                               4,392,625       13.313285      to       13.313285          58,480,264
 2009                               4,738,312       12.507300      to       12.507300          59,263,485
 2008                               4,604,691       11.107228      to       11.107228          51,145,347
 2007                               4,419,796       12.252603      to       12.252603          54,154,000
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2011                              32,786,113        1.533372      to        1.533372          50,273,308
 2010                              35,037,639        1.682911      to        1.682911          58,965,229
 2009                              37,029,042        1.506019      to        1.506019          55,766,441
 2008                              40,130,537        1.058316      to        1.058316          42,470,789
 2007                              38,610,065        1.717724      to        1.717724          66,321,436
AMERICAN FUNDS GROWTH FUND
 2011                              152,683,887       1.175863      to        1.175863         179,535,333
 2010                              165,066,194       1.228397      to        1.228397         202,766,818
 2009                              178,427,219       1.035048      to        1.035048         184,680,735
 2008                              189,655,749       0.742443      to        0.742443         140,808,583
 2007                              180,509,371       1.325073      to        1.325073         239,188,093
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2011                              108,042,480       1.367989      to        1.367989         147,800,923
 2010                              117,395,951       1.393495      to        1.393495         163,590,671
 2009                              126,174,184       1.250601      to        1.250601         157,793,561
 2008                              135,621,416       0.952901      to        0.952901         129,233,783
 2007                              132,972,655       1.533170      to        1.533170         203,869,686

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2011                             --      to         --         --      to         --       (0.73)%    to       (0.73)%
 2010                             --      to         --         --      to         --       28.54%     to       28.54%
 2009                             --      to         --         --      to         --       21.29%     to       21.29%
 2008                             --      to         --         --      to         --      (31.31)%    to      (31.31)%
 2007                             --      to         --       0.05%     to       0.05%       5.19%     to        5.19%
INVESCO V.I. CAPITAL
 DEVELOPMENT FUND
 2011                             --      to         --         --      to         --       (7.16)%    to       (7.16)%
 2010                             --      to         --         --      to         --       18.78%     to       18.78%
 2009                             --      to         --         --      to         --       42.37%     to       42.37%
 2008                             --      to         --         --      to         --      (47.03)%    to      (47.03)%
 2007                             --      to         --         --      to         --       10.85%     to       10.85%
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND+
 2011                             --      to         --         --      to         --       10.92%     to       10.92%
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2011                             --      to         --       1.85%     to       1.85%       1.30%     to        1.30%
 2010                             --      to         --       1.96%     to       1.96%      12.51%     to       12.51%
 2009                             --      to         --       2.38%     to       2.38%      23.98%     to       23.98%
 2008                             --      to         --       2.64%     to       2.64%     (29.51)%    to      (29.51)%
 2007                             --      to         --       2.29%     to       2.29%       6.55%     to        6.55%
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2011                             --      to         --       1.74%     to       1.74%      (0.90)%    to       (0.90)%
 2010                             --      to         --       1.75%     to       1.75%      12.33%     to       12.33%
 2009                             --      to         --       2.16%     to       2.16%      27.97%     to       27.97%
 2008                             --      to         --       2.11%     to       2.11%     (36.51)%    to      (36.51)%
 2007                             --      to         --       2.59%     to       2.59%       2.03%     to        2.03%
AMERICAN FUNDS BOND FUND
 2011                             --      to         --       2.95%     to       2.95%       6.10%     to        6.10%
 2010                             --      to         --       2.94%     to       2.94%       6.44%     to        6.44%
 2009                             --      to         --       3.26%     to       3.26%      12.61%     to       12.61%
 2008                             --      to         --       5.69%     to       5.69%      (9.35)%    to       (9.35)%
 2007                             --      to         --       8.17%     to       8.17%       3.33%     to        3.33%
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2011                             --      to         --       1.29%     to       1.29%      (8.89)%    to       (8.89)%
 2010                             --      to         --       1.49%     to       1.49%      11.75%     to       11.75%
 2009                             --      to         --       1.42%     to       1.42%      42.30%     to       42.30%
 2008                             --      to         --       1.86%     to       1.86%     (38.39)%    to      (38.39)%
 2007                             --      to         --       2.76%     to       2.76%      14.85%     to       14.85%
AMERICAN FUNDS GROWTH FUND
 2011                             --      to         --       0.60%     to       0.60%      (4.28)%    to       (4.28)%
 2010                             --      to         --       0.72%     to       0.72%      18.68%     to       18.68%
 2009                             --      to         --       0.66%     to       0.66%      39.41%     to       39.41%
 2008                             --      to         --       0.85%     to       0.85%     (43.97)%    to      (43.97)%
 2007                             --      to         --       0.81%     to       0.81%      12.35%     to       12.35%
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2011                             --      to         --       1.53%     to       1.53%      (1.83)%    to       (1.83)%
 2010                             --      to         --       1.48%     to       1.48%      11.43%     to       11.43%
 2009                             --      to         --       1.61%     to       1.61%      31.24%     to       31.24%
 2008                             --      to         --       0.77%     to       0.77%     (37.85)%    to      (37.85)%
 2007                             --      to         --       1.57%     to       1.57%       5.04%     to        5.04%

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 2011                               3,020,610      $19.857580      to      $19.857580         $59,982,007
 2010                               3,184,990       23.080421      to       23.080421          73,510,920
 2009                               3,313,025       21.523685      to       21.523685          71,308,504
 2008                               3,509,365       15.043908      to       15.043908          52,794,571
 2007                               3,372,142       25.993056      to       25.993056          87,652,268
AMERICAN FUNDS NEW WORLD FUND
 2011                               1,175,456       27.327395      to       27.327395          32,122,147
 2010                               1,227,808       31.756414      to       31.756414          38,990,788
 2009                               1,240,272       26.941235      to       26.941235          33,414,455
 2008                               1,275,691       18.002579      to       18.002579          22,965,729
 2007                               1,225,536       31.240624      to       31.240624          38,286,497
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2011                              13,458,676        1.831808      to        1.831808          24,653,710
 2010                              15,108,476        2.265511      to        2.265511          34,228,419
 2009                              16,196,983        1.850714      to        1.850714          29,975,983
 2008                              16,823,811        1.147402      to        1.147402          19,303,674
 2007                              17,001,364        2.468617      to        2.468617          41,969,856
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
 2011                                 401,149        2.690584      to        2.690584           1,079,326
 2010                                 491,523        2.761290      to        2.761290           1,357,237
 2009                                 605,337        2.416579      to        2.416579           1,462,845
 2008                                 743,264        1.871681      to        1.871681           1,391,153
 2007                                 939,830        2.625733      to        2.625733           2,467,743
FIDELITY VIP EQUITY INCOME
 PORTFOLIO
 2011                               9,500,230        2.906674      to       10.840042          31,470,851
 2010                              10,559,516        2.878704      to       10.769489          34,316,335
 2009                              11,921,056        2.499987      to        9.371563          33,117,657
 2008                              13,475,260        1.919982      to        7.215315          28,294,360
 2007                              15,089,184        3.348026      to       12.616655          53,764,384
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2011                               3,115,065       12.330930      to       12.330930          38,411,651
 2010                               3,102,034       12.684040      to       12.684040          39,346,326
 2009                               3,020,361       10.847941      to       10.847941          32,764,696
 2008                               2,797,455        8.007735      to        8.007735          22,401,277
 2007                               2,172,970       13.972661      to       13.972661          30,362,173
FIDELITY VIP OVERSEAS
 PORTFOLIO
 2011                                 748,392        1.984568      to        1.984568           1,485,234
 2010                                 814,505        2.395759      to        2.395759           1,951,357
 2009                                 919,076        2.118000      to        2.118000           1,946,603
 2008                               1,134,846        1.673907      to        1.673907           1,899,627
 2007                               1,233,298        2.978729      to        2.978729           3,673,659
FIDELITY VIP MID CAP
 PORTFOLIO
 2011                               1,730,635       13.333878      to       13.333878          23,076,075
 2010                               1,783,966       14.957023      to       14.957023          26,682,817
 2009                               1,721,490       11.633336      to       11.633336          20,026,666
 2008                               1,742,992        8.324310      to        8.324310          14,509,208
 2007                               1,433,188       13.783318      to       13.783318          19,754,089

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 2011                             --      to         --       1.74%     to       1.74%     (13.96)%    to      (13.96)%
 2010                             --      to         --       2.06%     to       2.06%       7.23%     to        7.23%
 2009                             --      to         --       1.56%     to       1.56%      43.07%     to       43.07%
 2008                             --      to         --       2.00%     to       2.00%     (42.12)%    to      (42.12)%
 2007                             --      to         --       1.60%     to       1.60%      20.02%     to       20.02%
AMERICAN FUNDS NEW WORLD FUND
 2011                             --      to         --       1.70%     to       1.70%     (13.95)%    to      (13.95)%
 2010                             --      to         --       1.61%     to       1.61%      17.87%     to       17.87%
 2009                             --      to         --       1.54%     to       1.54%      49.65%     to       49.65%
 2008                             --      to         --       1.52%     to       1.52%     (42.37)%    to      (42.37)%
 2007                             --      to         --       3.36%     to       3.36%      32.21%     to       32.21%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2011                             --      to         --       1.33%     to       1.33%     (19.14)%    to      (19.14)%
 2010                             --      to         --       1.73%     to       1.73%      22.41%     to       22.41%
 2009                             --      to         --       1.73%     to       1.73%      61.30%     to       61.30%
 2008                             --      to         --         --      to         --      (53.52)%    to      (53.52)%
 2007                             --      to         --       2.94%     to       2.94%      21.43%     to       21.43%
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
 2011                             --      to         --       1.81%     to       1.81%      (2.56)%    to       (2.56)%
 2010                             --      to         --       1.62%     to       1.62%      14.26%     to       14.26%
 2009                             --      to         --       2.25%     to       2.25%      29.11%     to       29.11%
 2008                             --      to         --       2.39%     to       2.39%     (28.72)%    to      (28.72)%
 2007                             --      to         --       6.10%     to       6.10%      15.50%     to       15.50%
FIDELITY VIP EQUITY INCOME
 PORTFOLIO
 2011                             --      to         --       2.31%     to       2.46%       0.66%     to        0.97%
 2010                             --      to         --       1.67%     to       1.79%      14.92%     to       15.15%
 2009                             --      to         --       2.19%     to       2.28%      29.88%     to       30.21%
 2008                             --      to         --       2.45%     to       2.63%     (42.81)%    to      (42.65)%
 2007                             --      to         --       1.79%     to       2.06%       1.27%     to        1.53%
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2011                             --      to         --       0.82%     to       0.82%      (2.78)%    to       (2.78)%
 2010                             --      to         --       1.06%     to       1.06%      16.93%     to       16.93%
 2009                             --      to         --       1.24%     to       1.24%      35.47%     to       35.47%
 2008                             --      to         --       0.91%     to       0.91%     (42.69)%    to      (42.69)%
 2007                             --      to         --       0.93%     to       0.93%      17.30%     to       17.30%
FIDELITY VIP OVERSEAS
 PORTFOLIO
 2011                             --      to         --       1.36%     to       1.36%     (17.16)%    to      (17.16)%
 2010                             --      to         --       1.39%     to       1.39%      13.11%     to       13.11%
 2009                             --      to         --       2.04%     to       2.04%      26.53%     to       26.53%
 2008                             --      to         --       2.60%     to       2.60%     (43.81)%    to      (43.81)%
 2007                             --      to         --       3.30%     to       3.30%      17.31%     to       17.31%
FIDELITY VIP MID CAP
 PORTFOLIO
 2011                             --      to         --       0.02%     to       0.02%     (10.85)%    to      (10.85)%
 2010                             --      to         --       0.13%     to       0.13%      28.57%     to       28.57%
 2009                             --      to         --       0.47%     to       0.47%      39.75%     to       39.75%
 2008                             --      to         --       0.25%     to       0.25%     (39.61)%    to      (39.61)%
 2007                             --      to         --       0.50%     to       0.50%      15.34%     to       15.34%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010
 PORTFOLIO
 2011                                  88,313      $10.849651      to      $10.849651            $958,170
 2010                                  79,457       10.896238      to       10.896238             865,784
 2009                                  65,695        9.681661      to        9.681661             636,037
 2008                                  35,646        7.810650      to        7.810650             278,415
FIDELITY VIP FREEDOM 2020
 PORTFOLIO
 2011                                 122,288       10.405993      to       10.405993           1,272,532
 2010                                 117,816       10.536819      to       10.536819           1,241,402
 2009                                  65,607        9.216289      to        9.216289             604,655
 2008                                  31,464        7.169550      to        7.169550             225,584
FIDELITY VIP FREEDOM 2030
 PORTFOLIO
 2011                                  70,460        9.908391      to        9.908391             698,148
 2010                                  71,999       10.196865      to       10.196865             734,164
 2009                                  16,039        8.798777      to        8.798777             141,119
 2008                                   6,844        6.707483      to        6.707483              45,903
FRANKLIN INCOME SECURITIES
 FUND
 2011                               2,725,173       13.064004      to       13.064004          35,601,678
 2010                               2,822,220       12.759824      to       12.759824          36,011,031
 2009                               2,892,295       11.324722      to       11.324722          32,754,439
 2008                               2,983,512        8.351913      to        8.351913          24,918,032
 2007                               2,129,597       11.872911      to       11.872911          25,284,515
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2011                               1,218,025       19.971648      to       19.971648          24,325,969
 2010                               1,337,181       20.751900      to       20.751900          27,749,042
 2009                               1,403,621       16.184436      to       16.184436          22,716,814
 2008                               1,504,562       12.530774      to       12.530774          18,853,326
 2007                               1,439,788       18.707094      to       18.707094          26,934,241
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2011                               1,001,015       12.764539      to       12.764539          12,777,497
 2010                                 851,204       12.419716      to       12.419716          10,571,710
 2009                                 645,409       11.167863      to       11.167863           7,207,844
 2008                                 192,923        8.855462      to        8.855462           1,708,421
MUTUAL SHARES SECURITIES FUND
 2011                               2,774,616       15.135026      to       15.135026          41,993,887
 2010                               3,005,025       15.294362      to       15.294362          45,959,939
 2009                               3,178,790       13.754639      to       13.754639          43,723,111
 2008                               3,323,687       10.912235      to       10.912235          36,268,854
 2007                               3,081,894       17.350672      to       17.350672          53,472,924
TEMPLETON FOREIGN SECURITIES
 FUND
 2011                                  70,278       15.680071      to       15.680071           1,101,958
 2010                                  34,971       17.545864      to       17.545864             613,599
 2009                                   5,614       16.185319      to       16.185319              90,859

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010
 PORTFOLIO
 2011                             --      to         --       1.87%     to       1.87%      (0.43)%    to       (0.43)%
 2010                             --      to         --       2.20%     to       2.20%      12.55%     to       12.55%
 2009                             --      to         --       4.93%     to       4.93%      23.96%     to       23.96%
 2008                             --      to         --       8.24%     to       8.24%     (21.89)%    to      (21.89)%
FIDELITY VIP FREEDOM 2020
 PORTFOLIO
 2011                             --      to         --       1.99%     to       1.99%      (1.24)%    to       (1.24)%
 2010                             --      to         --       2.77%     to       2.77%      14.33%     to       14.33%
 2009                             --      to         --       3.79%     to       3.79%      28.55%     to       28.55%
 2008                             --      to         --       8.93%     to       8.93%     (28.31)%    to      (28.31)%
FIDELITY VIP FREEDOM 2030
 PORTFOLIO
 2011                             --      to         --       1.88%     to       1.88%      (2.83)%    to       (2.83)%
 2010                             --      to         --       2.45%     to       2.45%      15.89%     to       15.89%
 2009                             --      to         --       2.44%     to       2.44%      31.18%     to       31.18%
 2008                             --      to         --      11.75%     to      11.75%     (32.93)%    to      (32.93)%
FRANKLIN INCOME SECURITIES
 FUND
 2011                             --      to         --       5.72%     to       5.72%       2.38%     to        2.38%
 2010                             --      to         --       6.66%     to       6.66%      12.67%     to       12.67%
 2009                             --      to         --       8.11%     to       8.11%      35.59%     to       35.59%
 2008                             --      to         --       5.51%     to       5.51%     (29.66)%    to      (29.66)%
 2007                             --      to         --       3.05%     to       3.05%       3.76%     to        3.76%
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2011                             --      to         --       0.69%     to       0.69%      (3.76)%    to       (3.76)%
 2010                             --      to         --       0.76%     to       0.76%      28.22%     to       28.22%
 2009                             --      to         --       1.64%     to       1.64%      29.16%     to       29.16%
 2008                             --      to         --       1.15%     to       1.15%     (33.02)%    to      (33.02)%
 2007                             --      to         --       0.64%     to       0.64%      (2.38)%    to       (2.38)%
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2011                             --      to         --       6.24%     to       6.24%       2.78%     to        2.78%
 2010                             --      to         --       4.78%     to       4.78%      11.21%     to       11.21%
 2009                             --      to         --       7.67%     to       7.67%      26.11%     to       26.11%
 2008                             --      to         --       0.57%     to       0.57%     (11.45)%    to      (11.45)%
MUTUAL SHARES SECURITIES FUND
 2011                             --      to         --       2.37%     to       2.37%      (1.04)%    to       (1.04)%
 2010                             --      to         --       1.58%     to       1.58%      11.19%     to       11.19%
 2009                             --      to         --       1.96%     to       1.96%      26.05%     to       26.05%
 2008                             --      to         --       3.12%     to       3.12%     (37.11)%    to      (37.11)%
 2007                             --      to         --       1.39%     to       1.39%       3.48%     to        3.48%
TEMPLETON FOREIGN SECURITIES
 FUND
 2011                             --      to         --       1.67%     to       1.67%     (10.63)%    to      (10.63)%
 2010                             --      to         --       1.64%     to       1.64%       8.41%     to        8.41%
 2009                             --      to         --         --      to         --       61.85%     to       61.85%

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES
 FUND
 2011                                 994,428       $9.031951      to       $9.031951          $8,981,626
 2010                               1,114,493        9.709116      to        9.709116          10,820,742
 2009                               1,138,169        9.040690      to        9.040690          10,289,834
 2008                               1,136,464        6.895852      to        6.895852           7,836,891
 2007                                 880,737       11.955902      to       11.955902          10,530,007
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2011                               1,935,036       12.257024      to       12.257024          23,717,785
 2010                               1,990,390       12.630777      to       12.630777          25,140,178
 2009                               1,834,316       11.281734      to       11.281734          20,694,263
 2008                               1,677,235        9.148724      to        9.148724          15,344,558
 2007                               1,217,934       12.787292      to       12.787292          15,574,071
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2011                               1,724,031       15.741644      to       15.741644          27,139,076
 2010                               1,692,743       15.879928      to       15.879928          26,880,635
 2009                               1,226,442       13.875288      to       13.875288          17,017,234
 2008                                 818,967       11.691131      to       11.691131           9,574,652
 2007                                 106,862       11.007928      to       11.007928           1,176,326
HARTFORD ADVISERS HLS FUND
 2011                              20,736,162        3.466961      to        3.466961          71,891,464
 2010                              24,394,921        3.403787      to        3.403787          83,035,115
 2009                              27,379,590        3.035419      to        3.035419          83,108,529
 2008                              31,141,455        2.329770      to        2.329770          72,552,427
 2007                              33,332,244        3.408043      to        3.408043         113,597,721
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2011                              37,335,641        3.021675      to        3.021675         112,816,174
 2010                              40,897,980        2.824228      to        2.824228         115,505,220
 2009                              45,229,164        2.626884      to        2.626884         118,811,768
 2008                              47,985,924        2.284046      to        2.284046         109,602,057
 2007                              49,282,042        2.472569      to        2.472569         121,853,248
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2011                              25,668,202        6.277831      to        6.277831         161,140,634
 2010                              28,218,504        7.085992      to        7.085992         199,956,093
 2009                              31,640,091        6.082370      to        6.082370         192,446,743
 2008                              35,247,202        4.175508      to        4.175508         147,174,973
 2007                              37,055,940        7.674740      to        7.674740         284,394,702
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2011                              24,205,248        4.255526      to        4.255526         103,006,061
 2010                              26,121,815        4.200184      to        4.200184         109,716,430
 2009                              28,165,762        3.710229      to        3.710229         104,501,428
 2008                              30,391,567        2.975883      to        2.975883          90,441,746
 2007                              29,893,725        4.404234      to        4.404234         131,658,960
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2011                                  90,019        9.118201      to        9.118201             820,810
 2010                                  82,578       10.051239      to       10.051239             830,014
 2009                                  41,057        8.664032      to        8.664032             355,719
 2008                                 143,976        6.096042      to        6.096042             877,685

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES
 FUND
 2011                             --      to         --       1.34%     to       1.34%      (6.97)%    to       (6.97)%
 2010                             --      to         --       1.36%     to       1.36%       7.39%     to        7.39%
 2009                             --      to         --       3.13%     to       3.13%      31.10%     to       31.10%
 2008                             --      to         --       1.81%     to       1.81%     (42.32)%    to      (42.32)%
 2007                             --      to         --       1.22%     to       1.22%       2.35%     to        2.35%
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2011                             --      to         --       2.22%     to       2.22%      (2.96)%    to       (2.96)%
 2010                             --      to         --       1.28%     to       1.28%      11.96%     to       11.96%
 2009                             --      to         --       1.19%     to       1.19%      23.32%     to       23.32%
 2008                             --      to         --       2.43%     to       2.43%     (28.46)%    to      (28.46)%
 2007                             --      to         --       1.35%     to       1.35%      11.85%     to       11.85%
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2011                             --      to         --       5.57%     to       5.57%      (0.87)%    to       (0.87)%
 2010                             --      to         --       1.41%     to       1.41%      14.45%     to       14.45%
 2009                             --      to         --       3.44%     to       3.44%      18.68%     to       18.68%
 2008                             --      to         --       4.01%     to       4.01%       6.21%     to        6.21%
 2007                             --      to         --       0.31%     to       0.31%      10.08%     to       10.08%
HARTFORD ADVISERS HLS FUND
 2011                             --      to         --       1.62%     to       1.62%       1.86%     to        1.86%
 2010                             --      to         --       1.41%     to       1.41%      12.14%     to       12.14%
 2009                             --      to         --       2.23%     to       2.23%      30.29%     to       30.29%
 2008                             --      to         --       3.07%     to       3.07%     (31.64)%    to      (31.64)%
 2007                             --      to         --       2.25%     to       2.25%       6.64%     to        6.64%
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2011                             --      to         --       0.21%     to       0.21%       6.99%     to        6.99%
 2010                             --      to         --       4.08%     to       4.08%       7.51%     to        7.51%
 2009                             --      to         --       3.84%     to       3.84%      15.01%     to       15.01%
 2008                             --      to         --       6.69%     to       6.69%      (7.63)%    to       (7.63)%
 2007                             --      to         --       5.38%     to       5.38%       4.67%     to        4.67%
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2011                             --      to         --       0.76%     to       0.76%     (11.41)%    to      (11.41)%
 2010                             --      to         --       0.75%     to       0.75%      16.50%     to       16.50%
 2009                             --      to         --       0.92%     to       0.92%      45.67%     to       45.67%
 2008                             --      to         --       1.83%     to       1.83%     (45.59)%    to      (45.59)%
 2007                             --      to         --       0.12%     to       0.12%      16.83%     to       16.83%
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2011                             --      to         --       2.04%     to       2.04%       1.32%     to        1.32%
 2010                             --      to         --       1.94%     to       1.94%      13.21%     to       13.21%
 2009                             --      to         --       2.28%     to       2.28%      24.68%     to       24.68%
 2008                             --      to         --       2.34%     to       2.34%     (32.43)%    to      (32.43)%
 2007                             --      to         --       1.72%     to       1.72%       8.26%     to        8.26%
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2011                             --      to         --       0.01%     to       0.01%      (9.28)%    to       (9.28)%
 2010                             --      to         --       1.23%     to       1.23%      16.01%     to       16.01%
 2009                             --      to         --       0.36%     to       0.36%      42.13%     to       42.13%
 2008                             --      to         --       1.21%     to       1.21%     (39.04)%    to      (39.04)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL GROWTH HLS
 FUND
 2011                                 839,900       $1.025151      to       $1.025151            $861,024
 2010                                 894,415        1.190460      to        1.190460           1,064,767
 2009                                 974,154        1.041982      to        1.041982           1,015,051
 2008                               1,029,113        0.768187      to        0.768187             790,551
 2007                               1,150,466        1.615778      to        1.615778           1,858,896
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2011                              10,028,835        1.511927      to        1.511927          15,162,866
 2010                              10,803,030        1.494683      to        1.494683          16,147,105
 2009                              11,036,210        1.310608      to        1.310608          14,464,145
 2008                              11,115,471        1.043087      to        1.043087          11,594,403
 2007                              11,286,168        1.662814      to        1.662814          18,766,799
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2011                               1,234,466       18.033268      to       18.033268          22,261,462
 2010                               1,355,757       19.789063      to       19.789063          26,829,153
 2009                               1,375,499       16.832526      to       16.832526          23,153,131
 2008                               1,359,332       12.987431      to       12.987431          17,654,224
 2007                               1,175,068       23.902204      to       23.902204          28,086,702
HARTFORD HIGH YIELD HLS FUND
 2011                                 153,113       17.327676      to       17.327676           2,653,100
 2010                                 113,912       16.550662      to       16.550662           1,885,313
 2009                                  36,726       14.249514      to       14.249514             523,323
HARTFORD INDEX HLS FUND
 2011                              12,258,842        3.670022      to        3.670022          44,990,219
 2010                              14,128,655        3.604734      to        3.604734          50,930,043
 2009                              15,374,219        3.141833      to        3.141833          48,303,228
 2008                              16,554,257        2.490602      to        2.490602          41,230,064
 2007                              17,451,761        3.960309      to        3.960309          69,114,367
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2011                              15,159,715        2.849479      to        2.849479          43,197,288
 2010                              16,193,677        3.312232      to        3.312232          53,637,215
 2009                              13,458,593        2.893130      to        2.893130          38,937,460
 2008                              15,036,419        2.167800      to        2.167800          32,595,949
 2007                              14,965,810        3.753520      to        3.753520          56,174,468
HARTFORD MIDCAP HLS FUND
 2011                              13,287,375        4.034466      to        4.034466          53,607,462
 2010                              15,083,583        4.381274      to        4.381274          66,085,309
 2009                              16,971,147        3.549140      to        3.549140          60,232,976
 2008                              19,984,268        2.710162      to        2.710162          54,160,603
 2007                              22,329,389        4.190281      to        4.190281          93,566,414
HARTFORD MIDCAP VALUE HLS
 FUND
 2011                                 620,114       19.068102      to       19.068102          11,824,403
 2010                                 681,362       20.852684      to       20.852684          14,208,233
 2009                                 758,100       16.726572      to       16.726572          12,680,406
 2008                                 896,735       11.600671      to       11.600671          10,402,729
 2007                                 914,287       19.402626      to       19.402626          17,739,574

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD GLOBAL GROWTH HLS
 FUND
 2011                             --      to         --       0.04%     to       0.04%     (13.89)%    to      (13.89)%
 2010                             --      to         --       0.27%     to       0.27%      14.25%     to       14.25%
 2009                             --      to         --       0.77%     to       0.77%      35.64%     to       35.64%
 2008                             --      to         --       0.66%     to       0.66%     (52.46)%    to      (52.46)%
 2007                             --      to         --       0.05%     to       0.05%      25.05%     to       25.05%
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2011                             --      to         --       1.16%     to       1.16%       1.15%     to        1.15%
 2010                             --      to         --       1.35%     to       1.35%      14.05%     to       14.05%
 2009                             --      to         --       1.62%     to       1.62%      25.65%     to       25.65%
 2008                             --      to         --       1.23%     to       1.23%     (37.27)%    to      (37.27)%
 2007                             --      to         --       1.02%     to       1.02%       8.34%     to        8.34%
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2011                             --      to         --         --      to         --       (8.87)%    to       (8.87)%
 2010                             --      to         --       0.02%     to       0.02%      17.56%     to       17.56%
 2009                             --      to         --       0.54%     to       0.54%      29.61%     to       29.61%
 2008                             --      to         --       0.43%     to       0.43%     (45.66)%    to      (45.66)%
 2007                             --      to         --       0.16%     to       0.16%      29.65%     to       29.65%
HARTFORD HIGH YIELD HLS FUND
 2011                             --      to         --       9.35%     to       9.35%       4.69%     to        4.69%
 2010                             --      to         --       0.78%     to       0.78%      16.15%     to       16.15%
 2009                             --      to         --      50.97%     to      50.97%      42.50%     to       42.50%
HARTFORD INDEX HLS FUND
 2011                             --      to         --       1.66%     to       1.66%       1.81%     to        1.81%
 2010                             --      to         --       1.72%     to       1.72%      14.73%     to       14.73%
 2009                             --      to         --       2.06%     to       2.06%      26.15%     to       26.15%
 2008                             --      to         --       2.16%     to       2.16%     (37.11)%    to      (37.11)%
 2007                             --      to         --       1.65%     to       1.65%       5.20%     to        5.20%
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2011                             --      to         --       0.05%     to       0.05%     (13.97)%    to      (13.97)%
 2010                             --      to         --       1.31%     to       1.31%      14.49%     to       14.49%
 2009                             --      to         --       2.00%     to       2.00%      33.46%     to       33.46%
 2008                             --      to         --       2.34%     to       2.34%     (42.25)%    to      (42.25)%
 2007                             --      to         --       1.16%     to       1.16%      27.43%     to       27.43%
HARTFORD MIDCAP HLS FUND
 2011                             --      to         --       0.68%     to       0.68%      (7.92)%    to       (7.92)%
 2010                             --      to         --       0.24%     to       0.24%      23.45%     to       23.45%
 2009                             --      to         --       0.54%     to       0.54%      30.96%     to       30.96%
 2008                             --      to         --       0.52%     to       0.52%     (35.32)%    to      (35.32)%
 2007                             --      to         --       0.47%     to       0.47%      15.30%     to       15.30%
HARTFORD MIDCAP VALUE HLS
 FUND
 2011                             --      to         --       0.01%     to       0.01%      (8.56)%    to       (8.56)%
 2010                             --      to         --       0.59%     to       0.59%      24.67%     to       24.67%
 2009                             --      to         --       0.82%     to       0.82%      44.19%     to       44.19%
 2008                             --      to         --       0.78%     to       0.78%     (40.21)%    to      (40.21)%
 2007                             --      to         --       0.54%     to       0.54%       2.13%     to        2.13%

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS
 FUND
 2011                              47,122,366       $1.796639      to       $1.796639         $84,661,880
 2010                              52,745,929        1.796639      to        1.796639          94,765,393
 2009                              59,565,514        1.796639      to        1.796639         107,017,725
 2008                              70,437,691        1.795505      to        1.795505         126,471,226
 2007                              53,752,878        1.757923      to        1.757923          94,493,420
HARTFORD SMALL COMPANY HLS
 FUND
 2011                              11,848,481        2.345264      to        2.345264          27,787,816
 2010                              13,301,134        2.426831      to        2.426831          32,279,605
 2009                              15,351,526        1.955060      to        1.955060          30,013,155
 2008                              17,770,074        1.512167      to        1.512167          26,871,319
 2007                              18,653,472        2.545893      to        2.545893          47,489,744
HARTFORD STOCK HLS FUND
 2011                              19,503,209        3.722907      to        3.722907          72,608,632
 2010                              21,605,658        3.764066      to        3.764066          81,325,123
 2009                              24,737,911        3.278812      to        3.278812          81,110,961
 2008                              28,223,648        2.316588      to        2.316588          65,382,562
 2007                              29,779,482        4.073434      to        4.073434         121,304,754
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2011                               1,227,996       11.205160      to       11.205160          13,759,895
 2010                               1,301,168       10.684330      to       10.684330          13,902,106
 2009                               1,381,902       10.293920      to       10.293920          14,225,191
 2008                               1,611,560        9.957373      to        9.957373          16,046,908
LORD ABBETT CAPITAL STRUCTURE
 FUND
 2011                                 546,733       12.389564      to       12.389564           6,773,783
 2010                                 581,221       12.365526      to       12.365526           7,187,103
 2009                                 603,729       10.774410      to       10.774410           6,504,823
 2008                                 598,557        8.730699      to        8.730699           5,225,821
 2007                                 499,026       11.828624      to       11.828624           5,902,789
LORD ABBETT BOND-DEBENTURE
 FUND
 2011                                 404,206       13.278309      to       13.278309           5,367,172
 2010                                 378,240       12.720824      to       12.720824           4,811,522
 2009                                 288,987       11.326127      to       11.326127           3,273,108
 2008                                  74,185        8.432890      to        8.432890             625,590
LORD ABBETT GROWTH AND INCOME
 FUND
 2011                                 620,695       10.486745      to       10.486745           6,509,072
 2010                                 647,055       11.165635      to       11.165635           7,224,781
 2009                                 639,261        9.509797      to        9.509797           6,079,242
 2008                                 654,919        7.998229      to        7.998229           5,238,191
 2007                                 541,667       12.579832      to       12.579832           6,814,082
MFS INVESTORS TRUST SERIES
 2011                                  66,297       12.006715      to       12.006715             796,004
 2010                                 104,541       12.274423      to       12.274423           1,283,180
 2009                                 128,127       11.048366      to       11.048366           1,415,594
 2008                                 149,591        8.706510      to        8.706510           1,302,419
 2007                                  29,142       13.010156      to       13.010156             379,137

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS
 FUND
 2011                             --      to         --         --      to         --          --      to          --
 2010                             --      to         --         --      to         --          --      to          --
 2009                             --      to         --       0.06%     to       0.06%       0.06%     to        0.06%
 2008                             --      to         --       2.02%     to       2.02%       2.14%     to        2.14%
 2007                             --      to         --       4.81%     to       4.81%       4.95%     to        4.95%
HARTFORD SMALL COMPANY HLS
 FUND
 2011                             --      to         --         --      to         --       (3.36)%    to       (3.36)%
 2010                             --      to         --         --      to         --       24.13%     to       24.13%
 2009                             --      to         --       0.01%     to       0.01%      29.29%     to       29.29%
 2008                             --      to         --       0.11%     to       0.11%     (40.60)%    to      (40.60)%
 2007                             --      to         --       0.23%     to       0.23%      14.23%     to       14.23%
HARTFORD STOCK HLS FUND
 2011                             --      to         --       1.35%     to       1.35%      (1.09)%    to       (1.09)%
 2010                             --      to         --       1.14%     to       1.14%      14.80%     to       14.80%
 2009                             --      to         --       1.56%     to       1.56%      41.54%     to       41.54%
 2008                             --      to         --       2.08%     to       2.08%     (43.13)%    to      (43.13)%
 2007                             --      to         --       1.03%     to       1.03%       5.90%     to        5.90%
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2011                             --      to         --       2.68%     to       2.68%       4.87%     to        4.87%
 2010                             --      to         --       4.37%     to       4.37%       3.79%     to        3.79%
 2009                             --      to         --       0.03%     to       0.03%       3.38%     to        3.38%
 2008                             --      to         --       8.20%     to       8.20%      (0.43)%    to       (0.43)%
LORD ABBETT CAPITAL STRUCTURE
 FUND
 2011                             --      to         --       2.67%     to       2.67%       0.19%     to        0.19%
 2010                             --      to         --       2.92%     to       2.92%      14.77%     to       14.77%
 2009                             --      to         --       3.53%     to       3.53%      23.41%     to       23.41%
 2008                             --      to         --       4.42%     to       4.42%     (26.19)%    to      (26.19)%
 2007                             --      to         --       3.86%     to       3.86%       3.16%     to        3.16%
LORD ABBETT BOND-DEBENTURE
 FUND
 2011                             --      to         --       6.22%     to       6.22%       4.38%     to        4.38%
 2010                             --      to         --       7.09%     to       7.09%      12.31%     to       12.31%
 2009                             --      to         --       9.30%     to       9.30%      34.31%     to       34.31%
 2008                             --      to         --      23.33%     to      23.33%     (15.67)%    to      (15.67)%
LORD ABBETT GROWTH AND INCOME
 FUND
 2011                             --      to         --       0.71%     to       0.71%      (6.08)%    to       (6.08)%
 2010                             --      to         --       0.57%     to       0.57%      17.41%     to       17.41%
 2009                             --      to         --       1.05%     to       1.05%      18.90%     to       18.90%
 2008                             --      to         --       1.71%     to       1.71%     (36.42)%    to      (36.42)%
 2007                             --      to         --       1.46%     to       1.46%       3.44%     to        3.44%
MFS INVESTORS TRUST SERIES
 2011                             --      to         --       0.68%     to       0.68%      (2.18)%    to       (2.18)%
 2010                             --      to         --       1.46%     to       1.46%      11.10%     to       11.10%
 2009                             --      to         --       1.82%     to       1.82%      26.90%     to       26.90%
 2008                             --      to         --       0.75%     to       0.75%     (33.08)%    to      (33.08)%
 2007                             --      to         --       0.65%     to       0.65%      10.31%     to       10.31%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES
 2011                                 285,776      $19.097956      to      $19.097956          $5,457,737
 2010                                 269,192       21.283072      to       21.283072           5,729,241
 2009                                 298,813       15.610690      to       15.610690           4,664,679
 2008                                 226,626        9.566346      to        9.566346           2,167,981
 2007                                 231,988       15.767530      to       15.767530           3,657,870
MFS TOTAL RETURN SERIES
 2011                               1,638,122       14.788967      to       14.788967          24,226,125
 2010                               1,779,308       14.531519      to       14.531519          25,856,046
 2009                               1,997,895       13.218935      to       13.218935          26,410,041
 2008                               2,034,439       11.199735      to       11.199735          22,785,179
 2007                               2,204,103       14.382866      to       14.382866          31,701,317
MFS VALUE SERIES
 2011                                 720,716       10.056780      to       10.056780           7,248,080
 2010                                 642,059       10.087285      to       10.087285           6,476,635
 2009                                 545,166        9.044166      to        9.044166           4,930,571
 2008                                 268,898        7.370068      to        7.370068           1,981,796
MFS RESEARCH BOND SERIES
 2011                                 550,575       13.385817      to       13.385817           7,369,898
 2010                                 362,597       12.539864      to       12.539864           4,546,916
 2009                                  75,975       11.668778      to       11.668778             886,541
UIF MID CAP GROWTH PORTFOLIO
 2011                                 180,446       11.417730      to       11.417730           2,060,285
 2010                                 154,053       12.300233      to       12.300233           1,894,886
 2009                                 191,642        9.299431      to        9.299431           1,782,164
 2008                                  59,212        5.909437      to        5.909437             349,908
INVESCO VAN KAMPEN V.I. MID
 CAP VALUE FUND
 2011                                 200,535       10.803724      to       10.803724           2,166,524
 2010                                 203,562       10.715150      to       10.715150           2,181,195
 2009                                 248,735        8.769934      to        8.769934           2,181,394
 2008                                 222,373        6.302084      to        6.302084           1,401,416
 2007                                 138,534       10.757939      to       10.757939           1,490,344
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2011                                 282,479       10.765893      to       10.765893           3,041,138
 2010                                 304,209       10.915899      to       10.915899           3,320,719
 2009                                 308,342       10.001462      to       10.001462           3,083,872
 2008                                 298,920        6.938164      to        6.938164           2,073,956
 2007                                 245,592       12.768186      to       12.768186           3,135,760
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2011                                 699,068       11.735440      to       11.735440           8,203,871
 2010                                 719,960       12.829306      to       12.829306           9,236,591
 2009                                 717,828       11.088193      to       11.088193           7,959,418
 2008                                 697,204        7.956807      to        7.956807           5,547,520
 2007                                 602,714       13.334725      to       13.334725           8,037,025

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES
 2011                             --      to         --         --      to         --      (10.27)%    to      (10.27)%
 2010                             --      to         --         --      to         --       36.34%     to       36.34%
 2009                             --      to         --         --      to         --       63.18%     to       63.18%
 2008                             --      to         --         --      to         --      (39.33)%    to      (39.33)%
 2007                             --      to         --         --      to         --        2.52%     to        2.52%
MFS TOTAL RETURN SERIES
 2011                             --      to         --       2.61%     to       2.61%       1.77%     to        1.77%
 2010                             --      to         --       2.75%     to       2.75%       9.93%     to        9.93%
 2009                             --      to         --       3.57%     to       3.57%      18.03%     to       18.03%
 2008                             --      to         --       3.15%     to       3.15%     (22.13)%    to      (22.13)%
 2007                             --      to         --       2.40%     to       2.40%       4.22%     to        4.22%
MFS VALUE SERIES
 2011                             --      to         --       1.53%     to       1.53%      (0.30)%    to       (0.30)%
 2010                             --      to         --       1.41%     to       1.41%      11.53%     to       11.53%
 2009                             --      to         --       1.08%     to       1.08%      22.72%     to       22.72%
 2008                             --      to         --         --      to         --      (26.30)%    to      (26.30)%
MFS RESEARCH BOND SERIES
 2011                             --      to         --       2.66%     to       2.66%       6.75%     to        6.75%
 2010                             --      to         --       2.06%     to       2.06%       7.47%     to        7.47%
 2009                             --      to         --         --      to         --       16.69%     to       16.69%
UIF MID CAP GROWTH PORTFOLIO
 2011                             --      to         --       0.24%     to       0.24%      (7.17)%    to       (7.17)%
 2010                             --      to         --         --      to         --       32.27%     to       32.27%
 2009                             --      to         --         --      to         --       57.37%     to       57.37%
 2008                             --      to         --       0.41%     to       0.41%     (40.91)%    to      (40.91)%
INVESCO VAN KAMPEN V.I. MID
 CAP VALUE FUND
 2011                             --      to         --       0.61%     to       0.61%       0.83%     to        0.83%
 2010                             --      to         --       0.88%     to       0.88%      22.18%     to       22.18%
 2009                             --      to         --       1.19%     to       1.19%      39.16%     to       39.16%
 2008                             --      to         --       0.73%     to       0.73%     (41.42)%    to      (41.42)%
 2007                             --      to         --       0.04%     to       0.04%       7.58%     to        7.58%
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2011                             --      to         --       0.11%     to       0.11%      (1.37)%    to       (1.37)%
 2010                             --      to         --         --      to         --        9.14%     to        9.14%
 2009                             --      to         --       0.01%     to       0.01%      44.15%     to       44.15%
 2008                             --      to         --         --      to         --      (45.66)%    to      (45.66)%
 2007                             --      to         --       0.01%     to       0.01%      13.86%     to       13.86%
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2011                             --      to         --       1.04%     to       1.04%      (8.53)%    to       (8.53)%
 2010                             --      to         --       1.20%     to       1.20%      15.70%     to       15.70%
 2009                             --      to         --       1.86%     to       1.86%      39.36%     to       39.36%
 2008                             --      to         --       1.22%     to       1.22%     (40.33)%    to      (40.33)%
 2007                             --      to         --       0.99%     to       0.99%       6.08%     to        6.08%

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET
 FUND/VA
 2011                                 133,446      $11.235715      to      $11.235715          $1,499,363
 2010                                 142,665       11.271167      to       11.271167           1,608,003
 2009                                 145,110        9.731208      to        9.731208           1,412,095
 2008                                 146,474        7.602822      to        7.602822           1,113,613
 2007                                 105,978       12.387474      to       12.387474           1,312,796
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND/ VA+
 2011                                  89,990       11.241671      to       11.241671           1,011,641
 2010                                  88,043       11.516057      to       11.516057           1,013,913
 2009                                  94,990        9.358432      to        9.358432             888,957
 2008                                  36,241        6.836775      to        6.836775             247,768
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2011                                 274,084       12.188642      to       25.400730           3,679,021
 2010                                 267,816       12.587405      to       26.192973           3,753,951
 2009                                 232,227       11.171885      to       23.175409           2,992,302
 2008                                 121,560        7.191250      to       14.968756           1,221,208
 2007                                  53,249       21.692473      to       21.692473           1,155,105
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2011                                  12,970       30.751053      to       30.751053             398,842
 2010                                  14,989       30.806593      to       30.806593             461,754
 2009                                  18,193       26.783076      to       26.783076             487,276
 2008                                  21,967       19.786145      to       19.786145             434,635
 2007                                  26,587       29.602231      to       29.602231             787,030
PUTNAM VT GLOBAL EQUITY FUND
 2011                                 160,206       14.276598      to       24.381165           3,657,154
 2010                                 177,766       15.020302      to       25.604302           4,281,302
 2009                                 211,061       13.675389      to       23.229823           4,659,824
 2008                                 234,522       10.521629      to       17.847130           3,985,418
 2007                                 259,900       19.251565      to       32.591358           8,109,375
PUTNAM VT GROWTH AND INCOME
 FUND
 2011                                 462,452       12.559145      to       30.742591          12,018,268
 2010                                 550,308       13.170377      to       32.170965          15,443,281
 2009                                 618,435       11.514849      to       28.044583          15,308,489
 2008                                 711,231        8.870392      to       21.545827          13,842,778
 2007                                 766,980       14.469512      to       35.071434          24,661,757
PUTNAM VT GLOBAL HEALTH CARE
 FUND
 2011                                  58,068       15.330913      to       15.330913             890,236
 2010                                  78,973       15.468968      to       15.468968           1,221,635
 2009                                  99,275       15.065962      to       15.065962           1,495,666
 2008                                 128,139       11.913774      to       11.913774           1,526,616
 2007                                 162,568       14.336048      to       14.336048           2,330,583
PUTNAM VT HIGH YIELD FUND
 2011                                 912,209       18.244699      to       33.700697          20,634,249
 2010                               1,023,564       17.930173      to       33.089518          22,791,645
 2009                               1,365,734       15.722517      to       28.889334          27,050,816
 2008                               1,080,380       10.468992      to       19.219456          15,113,898
 2007                               1,094,342       14.160292      to       25.975431          21,208,199

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET
 FUND/VA
 2011                             --      to         --       0.60%     to       0.60%      (0.31)%    to       (0.31)%
 2010                             --      to         --       0.87%     to       0.87%      15.83%     to       15.83%
 2009                             --      to         --       1.55%     to       1.55%      28.00%     to       28.00%
 2008                             --      to         --       1.14%     to       1.14%     (38.63)%    to      (38.63)%
 2007                             --      to         --       0.66%     to       0.66%       4.15%     to        4.15%
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND/ VA+
 2011                             --      to         --       0.37%     to       0.37%      (2.38)%    to       (2.38)%
 2010                             --      to         --       0.40%     to       0.40%      23.06%     to       23.06%
 2009                             --      to         --       0.45%     to       0.45%      36.88%     to       36.88%
 2008                             --      to         --         --      to         --      (31.63)%    to      (31.63)%
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2011                             --      to         --       9.41%     to      10.01%      (3.17)%    to       (3.02)%
 2010                             --      to         --      12.93%     to      14.37%      12.67%     to       13.02%
 2009                             --      to         --       4.68%     to       7.30%      54.83%     to       55.35%
 2008                             --      to         --       6.27%     to       6.27%     (31.00)%    to      (28.09)%
 2007                             --      to         --       5.07%     to       5.07%       4.19%     to        4.19%
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2011                             --      to         --       4.81%     to       4.81%      (0.18)%    to       (0.18)%
 2010                             --      to         --       5.91%     to       5.91%      15.02%     to       15.02%
 2009                             --      to         --       6.37%     to       6.37%      35.36%     to       35.36%
 2008                             --      to         --       4.27%     to       4.27%     (33.16)%    to      (33.16)%
 2007                             --      to         --       0.73%     to       0.73%       3.16%     to        3.16%
PUTNAM VT GLOBAL EQUITY FUND
 2011                             --      to         --       1.97%     to       2.20%      (4.95)%    to       (4.78)%
 2010                             --      to         --       2.12%     to       2.50%       9.84%     to       10.22%
 2009                             --      to         --       0.20%     to       0.20%      29.97%     to       30.16%
 2008                             --      to         --       2.39%     to       2.83%     (45.35)%    to      (45.24)%
 2007                             --      to         --       1.91%     to       2.29%       9.02%     to        9.37%
PUTNAM VT GROWTH AND INCOME
 FUND
 2011                             --      to         --       1.22%     to       1.50%      (4.64)%    to       (4.44)%
 2010                             --      to         --       1.53%     to       1.80%      14.38%     to       14.71%
 2009                             --      to         --       2.60%     to       3.21%      29.81%     to       30.16%
 2008                             --      to         --       2.11%     to       2.60%     (38.70)%    to      (38.57)%
 2007                             --      to         --       1.20%     to       1.58%      (6.04)%    to       (5.79)%
PUTNAM VT GLOBAL HEALTH CARE
 FUND
 2011                             --      to         --       1.20%     to       1.20%      (0.89)%    to       (0.89)%
 2010                             --      to         --       2.21%     to       2.21%       2.68%     to        2.68%
 2009                             --      to         --         --      to         --       26.46%     to       26.46%
 2008                             --      to         --         --      to         --      (16.90)%    to      (16.90)%
 2007                             --      to         --       1.13%     to       1.13%      (0.36)%    to       (0.36)%
PUTNAM VT HIGH YIELD FUND
 2011                             --      to         --       7.93%     to       8.14%       1.75%     to        1.85%
 2010                             --      to         --       7.29%     to       8.16%      14.04%     to       14.54%
 2009                             --      to         --       7.24%     to      10.18%      50.18%     to       50.31%
 2008                             --      to         --       9.03%     to       9.62%     (26.07)%    to      (26.01)%
 2007                             --      to         --       7.10%     to       7.88%       2.79%     to        3.31%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND
 2011                                 895,256      $15.060896      to      $29.236133         $17,006,919
 2010                                 960,161       14.343729      to       27.802373          17,594,668
 2009                               1,045,682       13.055246      to       25.224094          17,792,908
 2008                               1,224,728        8.902167      to       17.133269          14,771,688
 2007                               1,338,491       11.701925      to       22.479655          22,446,698
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2011                                  38,984       14.115362      to       14.115362             550,276
 2010                                  47,035       16.321304      to       16.321304             767,675
 2009                                  53,973       15.194392      to       15.194392             820,094
 2008                                  75,590       12.021934      to       12.021934             908,738
 2007                                  84,515       22.199807      to       22.199807           1,876,212
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2011                               1,039,706       13.643423      to       14.102062          14,543,974
 2010                               1,113,971       16.424598      to       16.931002          18,728,197
 2009                               1,271,461       14.928049      to       15.354656          19,397,415
 2008                               1,496,720       11.977464      to       12.283717          18,290,657
 2007                               1,588,609       21.369414      to       21.872886          34,594,301
PUTNAM VT INTERNATIONAL
 GROWTH FUND
 2011                                  23,330       14.405383      to       14.405383             336,075
 2010                                  28,584       17.492096      to       17.492096             500,001
 2009                                  35,103       15.550584      to       15.550584             545,865
 2008                                  52,541       11.206894      to       11.206894             588,816
 2007                                  67,157       19.444746      to       19.444746           1,305,853
PUTNAM VT INVESTORS FUND
 2011                                  67,238       10.590309      to       10.590309             712,072
 2010                                  78,782       10.560103      to       10.560103             831,942
 2009                                  93,998        9.243957      to        9.243957             868,909
 2008                                 137,322        7.046749      to        7.046749             967,670
 2007                                 174,815       11.636062      to       11.636062           2,034,162
PUTNAM VT MONEY MARKET FUND
 2011                                  63,718        1.803089      to        1.803089             114,890
 2010                                  73,461        1.802966      to        1.802966             132,447
 2009                                 100,832        1.802303      to        1.802303             181,730
 2008                                 112,744        1.796082      to        1.796082             202,497
 2007                                 134,367        1.746726      to        1.746726             234,701
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2011                                 390,408       14.738812      to       24.058223           8,725,361
 2010                                 441,083       15.528059      to       25.291913          10,434,315
 2009                                 461,019       12.988059      to       21.099132           9,093,128
 2008                                 545,071        9.829288      to       15.925954           8,165,677
 2007                                 613,540       16.046422      to       25.945436          15,141,103
PUTNAM VT SMALL CAP VALUE
 FUND
 2011                                 486,662        9.861349      to        9.861349           4,799,142
 2010                                 514,718       10.350514      to       10.350514           5,327,600
 2009                                 547,588        8.215811      to        8.215811           4,498,883
 2008                                 544,907        6.246201      to        6.246201           3,403,598
 2007                                 455,960       10.300530      to       10.300530           4,696,633

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND
 2011                             --      to         --       8.54%     to       9.05%       5.00%     to        5.16%
 2010                             --      to         --      10.87%     to      11.28%       9.87%     to       10.22%
 2009                             --      to         --       5.57%     to       6.23%      46.65%     to       47.22%
 2008                             --      to         --       6.66%     to       7.84%     (23.93)%    to      (23.78)%
 2007                             --      to         --       4.50%     to       5.15%       5.22%     to        5.45%
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2011                             --      to         --       2.92%     to       2.92%     (13.52)%    to      (13.52)%
 2010                             --      to         --       3.58%     to       3.58%       7.42%     to        7.42%
 2009                             --      to         --         --      to         --       26.39%     to       26.39%
 2008                             --      to         --       2.23%     to       2.23%     (45.85)%    to      (45.85)%
 2007                             --      to         --       1.95%     to       1.95%       7.29%     to        7.29%
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2011                             --      to         --       3.24%     to       3.56%     (16.93)%    to      (16.71)%
 2010                             --      to         --       3.62%     to       3.76%      13.42%     to       16.93%
 2009                             --      to         --         --      to         --       24.63%     to       25.00%
 2008                             --      to         --       2.11%     to       2.49%     (43.95)%    to      (38.61)%
 2007                             --      to         --       2.64%     to       2.99%       8.37%     to        8.61%
PUTNAM VT INTERNATIONAL
 GROWTH FUND
 2011                             --      to         --       2.78%     to       2.78%     (17.65)%    to      (17.65)%
 2010                             --      to         --       3.30%     to       3.30%      12.49%     to       12.49%
 2009                             --      to         --       2.17%     to       2.17%      38.76%     to       38.76%
 2008                             --      to         --       1.94%     to       1.94%     (42.37)%    to      (42.37)%
 2007                             --      to         --       1.10%     to       1.10%      13.52%     to       13.52%
PUTNAM VT INVESTORS FUND
 2011                             --      to         --       1.39%     to       1.39%       0.29%     to        0.29%
 2010                             --      to         --       1.50%     to       1.50%      14.24%     to       14.24%
 2009                             --      to         --       1.49%     to       1.49%      31.18%     to       31.18%
 2008                             --      to         --       0.55%     to       0.55%     (39.44)%    to      (39.44)%
 2007                             --      to         --       0.61%     to       0.61%      (4.91)%    to       (4.91)%
PUTNAM VT MONEY MARKET FUND
 2011                             --      to         --       0.01%     to       0.01%       0.01%     to        0.01%
 2010                             --      to         --       0.04%     to       0.04%       0.04%     to        0.04%
 2009                             --      to         --       0.36%     to       0.36%       0.35%     to        0.35%
 2008                             --      to         --       2.80%     to       2.80%       2.83%     to        2.83%
 2007                             --      to         --       4.94%     to       4.94%       5.07%     to        5.07%
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2011                             --      to         --       0.25%     to       0.40%      (5.08)%    to       (4.88)%
 2010                             --      to         --       0.36%     to       0.57%      19.56%     to       19.87%
 2009                             --      to         --       0.36%     to       0.69%      32.14%     to       32.48%
 2008                             --      to         --       0.31%     to       0.31%     (38.75)%    to      (38.62)%
 2007                             --      to         --       0.16%     to       0.16%       5.74%     to        6.02%
PUTNAM VT SMALL CAP VALUE
 FUND
 2011                             --      to         --       0.48%     to       0.48%      (4.73)%    to       (4.73)%
 2010                             --      to         --       0.30%     to       0.30%      25.98%     to       25.98%
 2009                             --      to         --       1.64%     to       1.64%      31.53%     to       31.53%
 2008                             --      to         --       1.39%     to       1.39%     (39.36)%    to      (39.36)%
 2007                             --      to         --       0.48%     to       0.48%     (12.72)%    to      (12.72)%

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM
 BALANCED FUND
 2011                                  47,857      $13.795090      to      $13.795090            $660,193
 2010                                  58,996       13.409259      to       13.409259             791,086
 2009                                  83,074       12.059130      to       12.059130           1,001,801
 2008                                 110,984        9.580101      to        9.580101           1,063,234
 2007                                 137,415       16.092548      to       16.092548           2,211,354
PUTNAM VT GLOBAL UTILITIES
 FUND
 2011                                  24,217       27.667582      to       27.667582             670,015
 2010                                  29,669       29.182239      to       29.182239             865,816
 2009                                  37,730       28.580962      to       28.580962           1,078,357
 2008                                  51,166       26.547468      to       26.547468           1,358,315
 2007                                  61,013       38.103792      to       38.103792           2,324,819
PUTNAM VT VOYAGER FUND
 2011                                 542,959       14.184465      to       35.287020          16,522,781
 2010                                 633,621       17.266105      to       42.844173          24,102,922
 2009                                 748,322       14.293431      to       35.386121          23,533,318
 2008                                 823,737        8.721088      to       21.538000          16,121,335
 2007                                 909,147       13.849855      to       34.117626          28,213,623
PUTNAM VT CAPITAL
 OPPORTUNITIES FUND
 2011                                 274,121       18.724634      to       18.724634           5,132,806
 2010                                 272,924       19.942323      to       19.942323           5,442,741
 2009                                 289,846       15.395267      to       15.395267           4,462,259
 2008                                 319,244       10.572218      to       10.572218           3,375,113
 2007                                 302,127       16.311191      to       16.311191           4,928,053
PUTNAM VT EQUITY INCOME FUND
 2011                                 398,348       15.963640      to       16.562094           6,556,919
 2010                                 330,128       15.639461      to       16.249834           5,310,358
 2009                                 435,607       13.861395      to       14.430719           6,226,804
 2008                                 372,379       11.322627      to       11.322627           4,216,312
 2007                                 354,275       16.442989      to       16.442989           5,825,340
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2011                               1,549,647       10.984671      to       10.984671          17,022,365
 2010                               1,586,259       11.221180      to       11.221180          17,799,695
 2009                               1,643,470        9.698918      to        9.698918          15,939,883
 2008                               1,579,258        7.553239      to        7.553239          11,928,513
 2007                               1,297,612       11.765234      to       11.765234          15,266,707

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM
 BALANCED FUND
 2011                             --      to         --       2.39%     to       2.39%       2.88%     to        2.88%
 2010                             --      to         --       5.92%     to       5.92%      11.20%     to       11.20%
 2009                             --      to         --       5.10%     to       5.10%      25.88%     to       25.88%
 2008                             --      to         --       5.03%     to       5.03%     (40.47)%    to      (40.47)%
 2007                             --      to         --       3.09%     to       3.09%       1.14%     to        1.14%
PUTNAM VT GLOBAL UTILITIES
 FUND
 2011                             --      to         --       4.08%     to       4.08%      (5.19)%    to       (5.19)%
 2010                             --      to         --       4.39%     to       4.39%       2.10%     to        2.10%
 2009                             --      to         --       4.74%     to       4.74%       7.66%     to        7.66%
 2008                             --      to         --       2.59%     to       2.59%     (30.33)%    to      (30.33)%
 2007                             --      to         --       1.94%     to       1.94%      20.25%     to       20.25%
PUTNAM VT VOYAGER FUND
 2011                             --      to         --         --      to       0.28%     (17.85)%    to      (17.64)%
 2010                             --      to         --       1.32%     to       1.49%      20.80%     to       21.08%
 2009                             --      to         --       0.76%     to       1.14%      63.90%     to       64.30%
 2008                             --      to         --       0.29%     to       0.29%     (37.03)%    to      (36.87)%
 2007                             --      to         --       0.03%     to       0.03%       5.52%     to        5.79%
PUTNAM VT CAPITAL
 OPPORTUNITIES FUND
 2011                             --      to         --       0.13%     to       0.13%      (6.11)%    to       (6.11)%
 2010                             --      to         --       0.26%     to       0.26%      29.54%     to       29.54%
 2009                             --      to         --       0.61%     to       0.61%      45.62%     to       45.62%
 2008                             --      to         --       0.47%     to       0.47%     (35.18)%    to      (35.18)%
 2007                             --      to         --         --      to         --       (9.55)%    to       (9.55)%
PUTNAM VT EQUITY INCOME FUND
 2011                             --      to         --       1.56%     to       2.13%       1.92%     to        2.07%
 2010                             --      to         --       2.18%     to       2.19%      12.61%     to       12.83%
 2009                             --      to         --       1.12%     to       1.37%      27.45%     to       38.61%
 2008                             --      to         --       1.96%     to       1.96%     (31.14)%    to      (31.14)%
 2007                             --      to         --       1.25%     to       1.25%       3.19%     to        3.19%
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2011                             --      to         --       1.33%     to       1.33%      (2.11)%    to       (2.11)%
 2010                             --      to         --       0.13%     to       0.13%      15.70%     to       15.70%
 2009                             --      to         --       4.33%     to       4.33%      28.41%     to       28.41%
 2008                             --      to         --       2.15%     to       2.15%     (35.80)%    to      (35.80)%
 2007                             --      to         --       1.31%     to       1.31%      (2.33)%    to       (2.33)%

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns. Prior to January 1, 2011, the expense ratios presented within the financial highlights table reflected non-annualized expense rates. For the current and prior periods presented above, these rates have been annualized to reflect the charges that would have been incurred over the entire fiscal year.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub- Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that

-------------------------------------------------------------------------------

    investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.
 # Rounded unit values. Where only one unit value exists, it is presented in both the lowest and highest columns.
 +  See Note 1 for additional information related to this Sub-Account.

    A summary of expense charges is provided in Note 3

RIDERS:

    The Sponsor Company will make certain deductions for various Rider charges:

       -   Enhanced No Lapse Guarantee Rider (per $1,000 Face amount) $0.01 -
           $0.10

       - Term Insurance Rider (per $1,000 of the net amount at risk) $0.14 - $999.96

       -   Death Benefit Guarantee Charge (per $1,000 Face amount) $0.01 - $0.06

       -   Deduction Amount Waiver Rider (of the monthly deduction amount) 6.90%
           - 34.50%

       - Waiver of Specified Amount Disability Benefit Rider (per $1 of specified amount) $0.039 - $0.199

       - Accidental Death Benefit Rider (per $1,000 of the net amount at risk) $1.00 - $2.196

       -   Child Insurance Rider (per $1,000 of benefit) $6.00

       - Accelerated Death Benefit Rider $300.00 (one time charge when benefit exercised)

       - Lifetime No Lapse Guarantee Rider (per $1,000 of the face amount) $0.01 - 0.06

       - Yearly Renewable Term Life Insurance Rider (per the net amount at risk) $1.01 - $179.44

       -   Waiver of Scheduled Premium Option Rider (each time waived) 11.00%

       -   Estate Protection Rider (per $1,000 of the face amount) $0.2496 -
           $8.9244

       - Guaranteed Withdrawal Benefit 0.75% (of Account Value invested in the Eligible Investment Choices)

       - Last Survivor Yearly Renewable Term (per $1,000 of the net amount at risk) $0.0012 - $27.894

    These charges can be assessed as a reduction in unit values or a redemption of units as specified in the product prospectus.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT
FINANCIAL STATEMENTS -- STATUTORY-BASIS

As of December 31, 2011 and 2010, and for the Years Ended December 31, 2011, 2010 and 2009

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS

                                                                 PAGE:
----------------------------------------------------------------------------------
Independent Auditors' Report                                      F-2
Financial Statements -- Statutory-basis:
 Admitted Assets, Liabilities and Capital and Surplus             F-3
 Statements of Operations                                         F-4
 Statements of Changes in Capital and Surplus                     F-5
 Statements of Cash Flows                                         F-6
 Notes to Financial Statements                                   F7-42

[DELOITTE LOGO]                               DELOITTE & TOUCHE LLP
                                              City Place I, 32nd Floor
                                              185 Asylum Street
                                              Hartford, CT 06103-3402
                                              USA
                                              Tel: +1 860 725 3000
                                              Fax: +1 860 725 3500
                                              www.deloitte.com

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis statements of admitted assets, liabilities, and capital and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2011 and 2010, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2011. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2011 and 2010, or the results of its operations or its cash flows for the three years in the period ended December 31, 2011.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2011 and 2010, and the results of its operations and its cash flows for the three years in the period ended December 31, 2011, on the basis of accounting described in
Note 2.

As discussed in Note 2 to the statutory-basis financial statements, the Company changed its method of accounting and reporting for deferred income taxes as required by accounting guidance adopted in 2009.

April 9, 2012

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
              ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
                               (STATUTORY-BASIS)

                                           AS OF DECEMBER 31,
                                     2011                      2010
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                            $11,394,354,135            $9,692,232,176
 Common and preferred
  stocks                            1,017,063,560               758,302,516
 Mortgage loans on real
  estate                              660,905,198               436,751,856
 Real estate                           25,506,912                26,632,080
 Contract loans                       370,655,282               364,509,200
 Cash and short-term
  investments                       3,179,543,702             1,573,472,795
 Derivatives                        1,602,784,576               865,862,531
 Other invested assets                251,264,156               266,361,493
                              -------------------       -------------------
TOTAL CASH AND INVESTED
                 ASSETS            18,502,077,521            13,984,124,647
                              -------------------       -------------------
 Investment income due
  and accrued                         167,669,384               101,421,313
 Amounts recoverable
  for reinsurance                      82,357,163               129,185,787
 Federal income tax
  recoverable                          66,466,241               307,271,561
 Deferred tax asset                   529,817,226               544,413,174
 Receivables from
  parent, subsidiaries
  and affiliates                       19,756,182                26,596,241
 Other assets                         134,763,018               113,920,194
 Separate Account
  assets                           48,255,070,982            58,419,988,303
                              -------------------       -------------------
  TOTAL ADMITTED ASSETS           $67,757,977,717           $73,626,921,220
                              -------------------       -------------------
LIABILITIES
 Aggregate reserves for
  future benefits                 $11,213,317,982            $8,789,731,507
 Liability for
  deposit-type
  contracts                            65,824,777                67,565,532
 Policy and contract
  claim liabilities                    48,092,766                41,643,434
 Asset valuation
  reserve                             179,493,239                16,559,135
 Interest maintenance
  reserve                              60,883,805                43,795,716
 Payable to parent,
  subsidiaries or
  affiliates                           23,109,160                45,865,666
 Accrued expense
  allowances and other
  amounts
  due from Separate
  Accounts                           (884,460,194)           (1,301,618,312)
 Funds held under
  reinsurance treaties
  with unauthorized
  reinsurers                        2,552,745,907             1,999,769,173
 Collateral on
  derivatives                       1,488,105,981               714,130,990
 Other liabilities                    824,354,242               726,950,972
 Separate Account
  liabilities                      48,255,070,982            58,419,988,303
                              -------------------       -------------------
      TOTAL LIABILITIES            63,826,538,647            69,564,382,116
                              -------------------       -------------------
CAPITAL AND SURPLUS
 Common stock -- par
  value $1,250 per
  share, 3,000 shares
  authorized, 2000
  shares issued and
  outstanding                           2,500,000                 2,500,000
 Aggregate write-ins
  for other than
  special surplus funds               174,887,393               182,105,606
 Gross paid in and
  contributed surplus               2,893,378,493             2,890,696,495
 Aggregate write-ins
  for special surplus
  funds                               176,605,742               181,471,058
 Unassigned funds                     684,067,442               805,765,945
                              -------------------       -------------------
      TOTAL CAPITAL AND
                SURPLUS             3,931,439,070             4,062,539,104
                              -------------------       -------------------
  TOTAL LIABILITIES AND
    CAPITAL AND SURPLUS           $67,757,977,717           $73,626,921,220
                              -------------------       -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY-BASIS)

                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                               2011                     2010                     2009
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and annuity considerations                         1,401,142,759           $1,110,039,826         $(55,103,284,892)
 Net investment income                                         637,017,383              651,852,402              507,049,302
 Commissions and expense allowances on reinsurance              34,051,212               90,333,930              210,711,684
  ceded
 Reserve adjustments on reinsurance                         (7,279,328,984)          (6,345,615,060)          56,553,042,305
 Fee income                                                  1,366,934,784            1,452,299,854            1,345,460,200
 Other revenues                                                 13,413,968               26,435,811                9,945,475
                                                         -----------------       ------------------       ------------------
                                         TOTAL REVENUES     (3,826,768,878)          (3,014,653,237)           3,522,924,074
                                                         -----------------       ------------------       ------------------
BENEFITS AND EXPENSES
 Death and annuity benefits                                    703,019,683              696,946,177              617,438,001
 Disability and other benefits                                   9,127,886                9,295,233                9,760,311
 Surrenders and other fund withdrawals                         331,833,655              283,345,881            5,401,795,641
 Commissions                                                   523,282,542              509,398,932              540,146,456
 Increase (decrease) in aggregate reserves for life and      2,416,785,246              648,536,025           (2,639,943,114)
  accident and health policies
 General insurance expenses                                    308,877,214              367,574,662              398,688,021
 Net transfers from Separate Accounts                       (7,446,610,318)          (6,144,421,221)          (3,807,520,569)
 Modified coinsurance adjustment on reinsurance assumed       (201,842,919)            (236,815,941)            (227,647,298)
 Other expenses                                                230,507,595              148,320,783              104,816,425
                                                         -----------------       ------------------       ------------------
                            TOTAL BENEFITS AND EXPENSES     (3,125,019,416)          (3,717,819,469)             397,533,874
                                                         -----------------       ------------------       ------------------
  NET (LOSS) GAIN FROM OPERATIONS BEFORE FEDERAL INCOME       (701,749,462)             703,166,232            3,125,390,200
                                  TAX EXPENSE (BENEFIT)
 Federal income tax expense (benefit)                          115,068,345              (65,495,355)             446,707,922
                                                         -----------------       ------------------       ------------------
                        NET (LOSS) GAIN FROM OPERATIONS       (816,817,807)             768,661,587            2,678,682,278
                                                         -----------------       ------------------       ------------------
 Net realized capital losses, after tax                        (41,037,858)            (688,717,817)            (270,071,246)
                                                         -----------------       ------------------       ------------------
                                      NET (LOSS) INCOME       (857,855,665)             $79,943,770           $2,408,611,032
                                                         -----------------       ------------------       ------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY-BASIS)

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                 2011                    2010                    2009
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- PAR VALUE $1,250 PER SHARE, 3,000 SHARES
 AUTHORIZED, 2,000 SHARES ISSUED AND OUTSTANDING
 Balance, beginning and end of year                               $2,500,000              $2,500,000              $2,500,000
                                                           -----------------       -----------------       -----------------
GROSS PAID IN AND CONTRIBUTED SURPLUS
 Balance, beginning of year                                    2,890,696,495           2,889,208,215           1,692,530,362
 Capital contribution                                              2,681,998               1,488,280           1,196,677,853
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR      2,893,378,493           2,890,696,495           2,889,208,215
                                                           -----------------       -----------------       -----------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                      182,105,606             189,963,147             497,354,084
 Amortization of gain on inforce reinsurance                      (7,218,213)             (7,857,541)             (7,777,012)
 Permitted practice deferred tax asset                                    --                      --            (299,613,925)
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR        174,887,393             182,105,606             189,963,147
                                                           -----------------       -----------------       -----------------
AGGREGATE WRITE-INS FOR SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                      181,471,058             266,358,000                      --
 Change in additional admitted deferred tax asset                 (4,865,316)            (84,886,942)            266,358,000
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR        176,605,742             181,471,058             266,358,000
                                                           -----------------       -----------------       -----------------
UNASSIGNED FUNDS
 Balance, beginning of year                                      805,765,945             737,571,154             (14,526,035)
 Net (loss) income                                              (857,855,665)             79,943,770           2,408,611,032
 Change in net unrealized capital gains (losses) on              352,961,532            (342,230,129)         (1,127,254,952)
  common stocks and other invested assets
 Change in net unrealized foreign exchange capital gains         265,927,783             151,724,446              31,070,826
 Change in net deferred income tax                               499,609,022              47,041,083            (424,460,047)
 Change in asset valuation reserve                              (162,934,104)              9,004,550             (19,559,913)
 Change in nonadmitted assets                                   (219,410,471)            211,752,886            (405,548,325)
 Cumulative effect of change in accounting principles                     --                      --              (5,644,211)
 Change in liability for reinsurance in unauthorized                   3,400               4,736,976              (4,731,146)
  companies
 Cumulative effect of permitted practice deferred tax                     --                      --             299,613,925
  asset
 Dividends to stockholder                                                 --             (72,000,000)                     --
 Correction of prior year error                                           --             (21,778,791)                     --
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR        684,067,442             805,765,945             737,571,154
                                                           -----------------       -----------------       -----------------
CAPITAL AND SURPLUS
                                     BALANCE, END OF YEAR     $3,931,439,070          $4,062,539,104          $4,085,600,516
                                                           -----------------       -----------------       -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY-BASIS)

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                 2011                    2010                    2009
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and annuity considerations                          $1,399,332,372          $1,167,274,877        $(55,110,502,015)
 Net investment income                                           613,946,357             763,045,855             492,875,654
 Reserve adjustments on reinsurance                           (7,279,328,984)         (6,345,615,060)         56,553,042,305
 Miscellaneous income                                          1,409,156,457           1,553,382,340           1,567,209,079
                                                           -----------------       -----------------       -----------------
  Total income                                                (3,856,893,798)         (2,861,911,988)          3,502,625,023
                                                           -----------------       -----------------       -----------------
 Benefits paid                                                 1,061,260,232             549,412,033           6,195,956,624
 Federal income tax (recoveries) payments                       (115,479,588)            363,856,309             174,428,436
 Net transfers from Separate Accounts                         (7,863,768,436)         (6,455,732,342)         (3,836,677,478)
 Other expenses                                                   64,878,126             327,668,851           2,346,022,272
                                                           -----------------       -----------------       -----------------
  Total benefits and expenses                                 (6,853,109,666)         (5,214,795,149)          4,879,729,854
                                                           -----------------       -----------------       -----------------
     NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES      2,996,215,868           2,352,883,161          (1,377,104,831)
                                                           -----------------       -----------------       -----------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD, MATURED OR REPAID
 Bonds                                                         5,209,426,005           5,961,461,765           7,400,337,827
 Common and preferred stocks                                      53,875,698             133,591,230               6,812,083
 Mortgage loans                                                   34,571,199              82,742,398             124,749,183
 Derivatives and other                                           251,024,069             600,107,338           1,657,336,520
                                                           -----------------       -----------------       -----------------
  Total investment proceeds                                    5,548,896,971           6,777,902,731           9,189,235,613
                                                           -----------------       -----------------       -----------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                         6,908,483,885           6,988,480,966           7,675,090,086
 Common and preferred stocks                                     146,121,947              51,045,814           1,824,386,009
 Mortgage loans                                                  256,825,000              33,125,000              51,677,808
 Real estate                                                              --                 106,600                      --
 Derivatives and other                                           119,866,202           1,755,491,882             297,107,693
                                                           -----------------       -----------------       -----------------
  Total investments acquired                                   7,431,297,034           8,828,250,262           9,848,261,596
                                                           -----------------       -----------------       -----------------
 Net increase (decrease) in contract loans                         6,146,082              11,680,007              (2,090,539)
                                                           -----------------       -----------------       -----------------
                   NET CASH USED FOR INVESTING ACTIVITIES     (1,888,546,145)         (2,062,027,538)           (656,935,444)
                                                           -----------------       -----------------       -----------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Capital contribution                                                     --                      --             486,061,985
 Dividends to stockholder                                                 --             (72,000,000)                     --
 Funds held under reinsurance treaties with unauthorized         552,976,734            (154,549,016)          1,140,679,259
  reinsurers
 Net other cash used                                             (54,575,550)            (73,312,602)           (336,375,183)
                                                           -----------------       -----------------       -----------------
            NET CASH PROVIDED BY (USED FOR) FINANCING AND        498,401,184            (299,861,618)          1,290,366,061
                                 MISCELLANEOUS ACTIVITIES
                                                           -----------------       -----------------       -----------------
 Net increase (decrease) in cash and short-term                1,606,070,907              (9,005,995)           (743,674,214)
  investments
 Cash and short-term investments, beginning of year            1,573,472,795           1,582,478,790           2,326,153,004
                                                           -----------------       -----------------       -----------------
             CASH AND SHORT-TERM INVESTMENTS, END OF YEAR     $3,179,543,702          $1,573,472,795          $1,582,478,790
                                                           -----------------       -----------------       -----------------
Note:Supplemental disclosures of cash flow information
 for non-cash transactions:
 Capital contribution from parent to settle intercompany           2,681,998               1,488,280               4,540,744
  balances related to stock compensation
 Capital contribution to subsidiary to settle                      1,736,296                      --                      --
  intercompany balances related to stock compensation
 Capital contribution of subsidiary from Hartford Life                    --                      --           1,406,075,123
  insurance Company
 Distribution of White River Life Reinsurance Company
  shares to
 Hartford Life Insurance Company                                          --                      --            (700,000,000)
 Shares of subsidiary Hartford Life, Ltd. contributed to
  subsidiary
 Hartford Life International, Ltd.                                        --              29,472,142                      --

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2011 AND 2010 AND 2009

--------------------------------------------------------------------------------

1.  ORGANIZATION AND DESCRIPTION OF BUSINESS

Hartford Life and Annuity Insurance Company ("HLAI" or the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to the Company:

-   Hartford Financial Services, LLC

-   Hartford Life International, Ltd.

-   Woodbury Financial Services, Inc.

The contribution was made to more closely align entities with the company issuing the business as well as to more efficiently deploy capital across the organization.

On September 29, 2010, the Company contributed Hartford Life Ltd., a wholly-owned subsidiary based in Bermuda, to Hartford Life International, Ltd., also a wholly-owned subsidiary, in order to align all of the Company's foreign subsidiaries under one foreign holding company.

The Company offers a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying statutory-basis financial statements of HLAI have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below:

                                                                 2011                    2010                    2009
---------------------------------------------------------------------------------------------------------------------------------
NET (LOSS) INCOME, STATE OF CONNECTICUT BASIS                  $(857,855,665)            $79,943,770          $2,408,611,032
State prescribed practice:
Reinsurance reserve credit                                      (161,739,538)              3,086,978             153,168,118
                                                          ------------------       -----------------       -----------------
                             NET (LOSS) INCOME, NAIC SAP    $ (1,019,595,203)           $ 83,030,748         $ 2,561,779,150
                                                          ------------------       -----------------       -----------------
Statutory capital and surplus, State of Connecticut           $3,931,439,071          $4,062,539,104          $4,085,600,515
 Basis
State prescribed practice:
Reinsurance reserve credit                                      (396,054,980)           (234,315,442)           (237,402,420)
                                                          ------------------       -----------------       -----------------
                 STATUTORY CAPITAL AND SURPLUS, NAIC SAP     $ 3,535,384,091         $ 3,828,223,662         $ 3,848,198,095
                                                          ------------------       -----------------       -----------------

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments; valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are:

(1) for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners ("NAIC"), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits ("GMDB") are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) excluding certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus;

(5) the calculation of the postretirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized. For statutory accounting, the remaining obligation is expected to be recognized ratably over the next 5 years;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve ("AVR")) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve ("IMR")) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles ("SSAP") No. 43 -- Revised (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity;

(9) for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from the Separate Account on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income;

(12) comprehensive income and its components are not presented in the statutory-basis financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately.

As of and for the years ended December 31, GAAP basis consolidated net income
(loss) and stockholder's equity for the Company are as follows:

                             2011              2010              2009
--------------------------------------------------------------------------------
Net income (loss)          $164,313,121      $490,290,694     $(520,466,844)
Stockholder's equity      4,504,856,275     3,928,045,610     3,562,234,712

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6.00%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

During 2009, the Company adopted Actuarial Guideline No. 43 (CARVM for Variable Annuities), ("AG 43"), which codified the reserve valuation standards for variable annuity and other contracts involving certain guaranteed benefits. The implementation of AG 43 did not have a material impact on the Company's net income and capital and surplus.

As of December 31, 2011 and 2010, the Company had $17,416,612,680 and $16,735,685,000, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2011 and 2010 totaled $74,633,381 and $75,160,778, respectively.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

An analysis of General and Separate Account annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics as of December 31, 2011 is presented below:

                                                                    SEPARATE
                                                                    ACCOUNT        SEPARATE
                                                    GENERAL           WITH          ACCOUNT
                                                    ACCOUNT        GUARANTEES    NONGUARANTEED        TOTAL         % OF TOTAL
--------------------------------------------------------------------------------------------------------------------------------
1.Subject to discretionary withdrawal
 1.1 -- With fair value adjustment
  a) In a lump sum reflecting changes in
   interest rates or asset values                 $1,631,587,734      $ --                 $ --   $1,631,587,734        3.36%
  b) In installments over 5 years or more,
   with or w/o reduction in interest rates                    --        --                   --               --        0.00%
 1.2 -- At book value less current surrender
  charge of 5% or more                               281,286,731        --                   --      281,286,731        0.58%
 1.3 -- At fair value                                         --        --       43,817,257,786   43,817,257,786       90.26%
                                               -----------------      ----      ---------------  ---------------      ------
 1.4 -- Total with adjustment or at fair
  value                                            1,912,874,465        --       43,817,257,786   45,730,132,251       94.20%
 1.5 -- At book value without adjustment
  (minimal or no charge or adjustment)
  a) In a lump sum without adjustment              1,480,711,500        --                   --    1,480,711,500        3.05%
  b) Installments over less than 5 years                      --        --                   --               --        0.00%
  c) In a lump sum subject to a fixed
   surrender charge of less than 5%                  896,550,360        --                   --      896,550,360        1.85%
  d) In a lump sum subject to surrender
   charge                                                     --        --                   --               --        0.00%
  e) All others                                               --        --                   --               --        0.00%
2.Not subject to discretionary withdrawal            330,599,904        --          108,824,446      439,424,350        0.90%
                                               -----------------      ----      ---------------  ---------------      ------
3.Total (gross)                                    4,620,736,229        --       43,926,082,232   48,546,818,461      100.00%
4.Reinsurance ceded                                  189,281,081        --                   --      189,281,081
                                               -----------------      ----      ---------------  ---------------      ------
5.Total (net)                                     $4,431,455,148      $ --      $43,926,082,232  $48,357,537,380
                                               -----------------      ----      ---------------  ---------------      ------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
6. Exhibit 5, Annuities Section, Total (net)      $4,363,283,036
7. Exhibit 5, Supplementary Contract Section,
 Total (net)                                           2,347,338
8. Exhibit 7, Deposit-Type Contracts Section,
 Total (net)                                          65,824,774
                                               -----------------
9. Subtotal                                        4,431,455,148
Separate Account Annual Statement:
10. Exhibit 3, Annuities Section, Total (net)     43,926,082,232
11. Exhibit 3, Supplemental Contract Section,
 Total (net)                                                  --
12. Policyholder dividend and coupon
 accumulations                                                --
13. Policyholder premiums                                     --
14. Guaranteed interest contracts                             --
15. Exhibit 4, Deposit-Type Contracts
 Section, Total (net)                                         --
                                               -----------------
16. Subtotal                                      43,926,082,232
                                               -----------------
17. Combined total                               $48,357,537,380
                                               -----------------

INVESTMENTS

Other than loan-backed and structured securities, investments in unaffiliated bonds rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value. Investments in stocks of uncombined subsidiaries, controlled and affiliated ("SCA") companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The Company calculates its investment in a foreign insurance subsidiary by adjusting annuity GAAP account value reserves using VA CARVM. Methodology is consistent with domestic accumulation annuity reserves. The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair value depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43 -- Revised. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance, which approximates fair value.

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43 -- Revised to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted. There was no investment income due and accrued excluded from surplus at December 31, 2011 and 2010.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $179,493,239 and $16,559,135 as of December 31, 2011 and 2010, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2011 and 2010 were $60,883,805, and $43,795,716, respectively. The net capital gains and (losses) captured in the IMR, net of taxes, in 2011, 2010, and 2009 were $22,055,099, $67,929,917 and $(3,241,828), respectively. The amount of income and (expense) amortized from the IMR net of taxes in 2011, 2010, and 2009 included in the Company's Statements of Operations, was $4,967,011, $15,097,035 and $(1,369,985), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The impaired value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 -- Revised is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

For securities that are not subject to SSAP No. 43 -- Revised, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 -- Revised requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment are less than its amortized cost, then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment. The Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43 --Revised until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed bonds were $9,684,957, $16,191,903 and $110,124,000 for the years ended December 31, 2011, 2010 and 2009, respectively. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities were $245,204, $0 and $16,593,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2011, 2010 and 2009, the Company had impaired mortgage loans on real estate with a related allowance for credit losses of $682,306, $2,561,000 and $42,212,000, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, income generation, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions). The Company's derivative transactions are permitted uses of derivatives under the derivative use plan required by the Department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

Amounts for prior years have been restated to conform to 2011 presentation.

ADOPTION OF ACCOUNTING STANDARDS

SSAP No. 10R (Income Taxes -- Revised, A Temporary Replacement of SSAP No. 10) was issued in December 2009, updated in September 2010, and is effective for annual periods ending December 31, 2009 and interim and annual periods of 2010 and 2011. SSAP No. 10R allows for an option to increase the admitted deferred tax assets for companies with a risk-based capital calculation that exceeds a stated threshold. Additional disclosures are required for 2010 and 2011 to the extent tax planning strategies are utilized to admit deferred tax assets. The implementation and financial impact of this on the Company as of December 31, 2011 and 2010 was an increase of $176,605,742 and $181,471,058, respectively, in net admitted deferred tax assets with a corresponding increase of $176,605,742, $181,471,058 and $266,358,000 in surplus in aggregate write-ins for special surplus funds which is included in the Statements of Changes in Capital and Surplus for the years ended December 31, 2011, 2010 and 2009, respectively. (See
Note 5).

SSAP No. 43 -- Revised -- was issued by the NAIC in September 2009 and was effective September 30, 2009. SSAP No. 43 -- Revised supersedes SSAP No. 98 (Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments, an Amendment of SSAP No. 43 -- Loan-backed and Structured Securities) and paragraph 13 of SSAP No. 99 (Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment). SSAP 43 -- Revised establishes statutory accounting principles for investments in loan-backed and structured securities and requires additional disclosures as provided in Note 3. The implementation of SSAP No. 43 -- Revised in 2009 negatively impacted net income for other-than-temporary impairments of loan-backed securities by $14,377,000 in 2009.

Effective January 1, 2012, the Company will adopt SSAP No. 101 (Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10). The effect of the adoption of SSAP No. 101 on the Company's admitted assets, net income and surplus will not be material. As a result of the adoption, during the first quarter of 2012 the Company will reclassify an amount between special surplus funds and unassigned surplus representing the additional admitted deferred tax asset that had been calculated under the provisions of SSAP No. 10R and which will no longer be required to be presented as special surplus funds.

3. INVESTMENTS

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                                   2011          2010          2009
---------------------------------------------------------------------------------------
Interest income from bonds and short-term
 investments                                   $509,808,728  $469,730,083  $440,304,551
Interest income from contract loans              22,747,522    20,359,950    22,025,093
Interest income from mortgage loans on real
 estate                                          30,291,082    27,188,650    31,263,546
Interest and dividends from other investments    86,751,995   150,668,061    21,271,120
Gross investment income                         649,599,327   667,946,744   514,864,310
 Less: investment expenses                       12,581,944    16,094,342     7,815,008
                                               ------------  ------------  ------------
                        NET INVESTMENT INCOME  $637,017,383  $651,852,402  $507,049,302
                                               ------------  ------------  ------------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT TERM INVESTMENTS

                                                   2011               2010               2009
------------------------------------------------------------------------------------------------------
Gross unrealized capital gains                 $1,023,591,266     $442,646,698       $258,827,000
Gross unrealized capital losses                (161,289,941)      (195,775,301)      (400,588,000)
Net unrealized capital gains (losses)           862,301,325        246,871,397       (141,761,000)
Balance, beginning of year                      246,871,397       (141,761,000)      (891,652,000)
                                               ------------       ------------       ------------
       CHANGE IN NET UNREALIZED CAPITAL GAINS
 (LOSSES) ON BONDS AND SHORT TERM INVESTMENTS  $615,429,928       $388,632,397       $749,891,000
                                               ------------       ------------       ------------

(C) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS AND PREFERRED STOCKS

                                                   2011               2010                2009
-------------------------------------------------------------------------------------------------------
Gross unrealized capital gains                   $4,123,643          $2,105,046        $32,641,000
Gross unrealized capital losses                (174,273,946)       (337,772,932)       (49,799,000)
Net unrealized capital losses                  (170,150,303)       (335,667,886)       (17,158,000)
Balance, beginning of year                     (335,667,886)        (17,158,000)      (157,463,000)
                                               ------------       -------------       ------------
       CHANGE IN NET UNREALIZED CAPITAL GAINS
      (LOSSES) ON COMMON STOCKS AND PREFERRED
                                       STOCKS  $165,517,583       $(318,509,886)      $140,305,000
                                               ------------       -------------       ------------

(D) COMPONENTS OF NET REALIZED CAPITAL LOSSES

                                                   2011               2010                2009
--------------------------------------------------------------------------------------------------------
Bonds and short-term investments                $56,145,379         $57,288,750       $(102,509,870)
Common stocks -- unaffiliated                       144,514              10,124            (610,426)
Preferred stocks -- unaffiliated                   (245,204)                 --         (12,733,309)
Mortgage loans on real estate                            --         (43,549,377)         (5,911,081)
Derivatives                                     (77,242,753)       (614,797,438)       (148,011,242)
Other invested assets                            12,472,692           5,232,690          (4,598,809)
Realized capital losses                          (8,725,372)      (595,815, 251)       (274,374,737)
Capital gains tax expense (benefit)              10,257,387          24,972,649          (1,061,663)
Net realized capital losses, after tax          (18,982,759)       (620,787,900)       (273,313,074)
 Less: amounts transferred to IMR                22,055,099          67,929,917          (3,241,828)
                                               ------------       -------------       -------------
       NET REALIZED CAPITAL LOSSES, AFTER TAX  $(41,037,858)      $(688,717,817)      $(270,071,246)
                                               ------------       -------------       -------------

For the years ended December 31, 2011, 2010 and 2009, sales of unaffiliated bonds and short-term investments resulted in proceeds of $6,028,566,737, $6,758,918,000 and $8,402,279,000, gross realized capital gains of $103,207,903,
$113,537,000 and $126,993,000, and gross realized capital losses of $46,490,884,
$40,731,000 and $119,379,000 respectively, before transfers to the IMR.

For the years ended December 31, 2011, 2010 and 2009, sales of unaffiliated common and preferred stocks resulted in proceeds of $875,698, $10,124 and $6,812,000, gross realized capital gains of $152,187, $10,124 and $2,737,000, and gross realized capital losses of $7,673, $0 and $76,000, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plan required by the Department.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the strategy discussions below. During the years 2011 and 2010, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2011 and 2010 were $39,019,185,529 and $39,112,849,000, respectively. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third party data as inputs or independent broker quotations. The Company did not have any material unrealized gains or losses during the reporting period representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting. The fair value of derivative instruments at December 31, 2011 and 2010 was $1,780,276,715 and $988,931,000, respectively. As of December 31,
2011 and 2010 the average fair value for derivatives held for other investment and/or risk management activities was $994,929,586 and $816,972,000, respectively. The carrying value of derivative instruments at December 31, 2011 and 2010 was $1,566,600,905 and $797,399,090, respectively.

CASH FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. Forward starting swap agreements are used to hedge the interest rate exposure of anticipated future purchases of fixed maturity securities. The maximum length of time over which the Company is hedging exposure to the variability of future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, is approximately one year. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2011 and 2010 interest rate swaps used in cash flow hedge relationships had a notional value of $360,000,000 and $522,000,000, respectively, a fair value of $24,655,599 and $9,793,000, respectively, and a carrying value of $0.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are primarily used to hedge the foreign currency exposure related to certain guaranteed minimum income benefit ("GMIB") fixed liability payments reinsured from a related party. As of December 31, 2011 and 2010 swaps in this strategy had a notional value of $1,775,646,363 and $1,997,409,000, respectively, a fair value of $183,792,418 and $177,154,000, respectively, and a carrying value of $0.

Foreign currency swaps are also used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in British pounds and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2011 and 2010 foreign currency swaps used to hedge foreign denominated fixed maturity investments in cash flow hedge relationships had a notional value of $56,751,448 and $72,010,000, respectively, a fair value of $12,985,629 and $13,187,000, respectively, and a carrying value of $6,971,433 and $8,724,000, respectively.

FAIR VALUE HEDGES

INTEREST RATE SWAPS: Interest rate swaps are used to hedge the changes in fair value of certain fixed rate maturity investments due to changes in LIBOR. As of December 31, 2011 interest rate swaps used in fair value hedge relationships had a notional value of $109,945,000, a fair value of $(763,003), and a carrying value of $0. As of December 31, 2010 the Company did not hold any interest rate swaps used in fair value hedge relationships.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions. Swaps used in replication transactions had a notional value at December 31, 2011 and 2010 of $26,900,000 and $20,500,000,
respectively, a fair value of $(278,993) and $465,000, respectively, and a carrying value of $(255,592) and $343,000, respectively.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

INTEREST RATE CAPS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. The Company entered into these interest rate caps during 2006 and 2007. As of December 31, 2011 and 2010 interest rate caps had a notional value of $54,077,000, a fair value of $4,596 and $84,000, respectively, and a carrying value of $4,596 and $84,000, respectively. For the years ended December 31, 2011 and 2010 there were no realized gains and losses on interest rate caps. For the year ended December 31, 2009 derivative contracts in this strategy reported losses of $(230,000) in realized capital gains and losses.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. As of December 31, 2011 and 2010 credit default swaps, excluding swaps in offsetting relationships, had a notional value of $274,554,456 and $378,214,000, respectively, a fair value of $3,715,157 and
$(1,725,000), respectively, and a carrying value of $3,715,157 and $(1,725,000), respectively. For the years ended December 31, 2011, 2010 and 2009 credit default swaps reported gains of $737,608, $1,329,000 and $802,000, respectively, in realized capital gains and losses. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap. As of December 31, 2011 and 2010 credit default swaps in offsetting relationships had a notional value of $574,371,572 and $589,715,000, respectively, a fair value of $(5,046,916) and $(4,120,000), respectively, and a carrying value of $(5,046,916) and $(4,120,000), respectively. For the years ended December 31, 2011, 2010 and 2009 credit default swaps in offsetting relationships reported losses of $(265,240), $(4,000) and a gain of $3,000, respectively, in realized capital gains and losses.

FOREIGN CURRENCY SWAPS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2011, and 2010 foreign currency swaps had a notional value of $50,000,000, a fair value of $(7,205,145), and $(8,568,000), respectively, and a carrying value of $(7,205,145) and $(8,568,000), respectively. For the year ended December 31, 2011 there were no realized gains and losses on foreign currency swaps. For the years ended December 31, 2010 and 2009 derivative contracts in this strategy reported a loss of $(993,000), and a gain of $1,349,000, respectively, in realized capital gains and losses.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") HEDGING DERIVATIVES: The Company enters into interest rate, S&P 500 and NASDAQ index futures contracts and S&P 500 put and call options, as well as interest rate, S&P, equity volatility, dividend, and total return Europe, Australasia, and Far East ("EAFE") swap contracts to hedge exposure to the volatility associated with a portion of the GMWB liabilities which are not reinsured. The Company has also entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. As of December 31, 2011 and 2010 derivative contracts in this strategy had a notional value of $11,173,683,273 and $11,930,602,000, respectively, a fair value of $729,863,889 and $384,420,000, respectively, and a carrying value of $729,863,889 and $384,420,000, respectively. For the years ended December 31, 2011, 2010 and 2009 derivative contracts in this strategy reported losses of $(162,431,340), $(144,744,000), and gains of $75,643,000, respectively, in realized capital gains and losses.

EQUITY INDEX OPTIONS: The Company enters into equity index options to economically hedge the equity risk associated with various equity indexed products. As of December 31, 2011 derivative contracts in this strategy had a notional value of $13,790,326, and a fair value and a carrying value of $568,854. As of December 31, 2010 the Company did not hold any equity indexed options in this strategy. For the year ended December 31, 2011 derivative contracts in this strategy reported a loss of $(66,014) in realized capital gains and losses. For the years ended December 31, 2010 and 2009 there were no realized gains and losses on equity index options.

INTEREST RATE SWAPS AND FUTURES: The Company enters into interest rate swaps and futures to manage duration between assets and liabilities. As of December 31, 2011 derivative contracts in this strategy, excluding contracts in offsetting relationships, had a notional value of $460,645,000, a fair value and a carrying value of $(85,805). As of December 31, 2010 the Company did not have any derivative contracts in this strategy, excluding swaps in offsetting relationships. During 2011, 2010, and 2009 interest rates swaps and futures reported gains of $112,038, $5,772,000, and $103,000, respectively, in realized capital gains and losses. The Company enters into interest rates swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap. As of December 31, 2011 and 2010 interest rate swaps in offsetting relationships had a notional value of $225,000,000, a fair value of $(16,422,238) and $(16,943,000), respectively, and a carrying value of $(16,422,238) and $(16,943,000), respectively. For the years ended December 31, 2011 and 2009 there were no realized gains and losses on interest rate swaps in offsetting relationships. For the year ended December 31, 2010 interest rate swaps in offsetting relationships reported a gain of $5,822,000 in realized capital gains and losses.

U.S. MACRO HEDGE PROGRAM: The Company purchases equity options and futures to economically hedge the statutory reserve impact of equity risk arising primarily from GMDB and GMWB obligations against a decline in the equity markets. As of December 31, 2011 and 2010 derivative contracts in this strategy had a notional value of $6,819,098,500 and $11,317,517,000, respectively, a fair value of $356,561,449 and $203,468,000, respectively, and a carrying value of $356,561,449 and $203,468,000, respectively. For the years ended December 31, 2011, 2010 and 2009 derivative contracts in this strategy reported losses of $(276,124,822), $(342,821,000), and $(124,164,000), respectively, in realized capital gains and losses.

INTERNATIONAL PROGRAM HEDGING INSTRUMENTS: The Company utilizes equity futures, options and swaps, currency forwards and options to partially hedge against declines in equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in Japan and reinsured by the Company. As of December 31, 2011 and 2010 derivative contracts in international program hedging instruments had a notional value of $17,044,722,591 and $11,955,805,000, respectively, a fair value of $497,931,224 and $231,716,000, respectively, and a carrying value of $497,931,224 and $231,716,000, respectively. For the years ended December 31, 2011, 2010 and 2009 derivative contracts in this strategy reported gains of $326,757,980, and losses of $(171,159,000), and $(78,631,000), respectively, in realized capital gains and losses.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap.

The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31:

                            AS OF DECEMBER 31, 2011

                                                                               WEIGHTED
                                                                                AVERAGE
                                   NOTIONAL       FAIR        CARRYING         YEARS TO
(AMOUNTS IN THOUSANDS)            AMOUNT (2)      VALUE        VALUE           MATURITY
-------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                         $148,153      $(2,394)     $(2,370)          2 years
 Below investment grade risk
  exposure                           14,313          (36)         (36)          2 years
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                          209,543       (2,110)      (2,110)          5 years
 Investment grade risk
  exposure                           70,000       (6,374)      (6,374)          7 years
Credit linked notes
 Below investment grade risk
  exposure                           50,000       39,875       49,900           6 years
                                   --------      -------      -------           -------
                        TOTAL      $492,009      $28,961      $39,010
                                   --------      -------      -------

                                     UNDERLYING REFERENCED
                                    CREDIT OBLIGATION(S) (1)

                                                       AVERAGE
                                                       CREDIT
(AMOUNTS IN THOUSANDS)              TYPE               RATING
-----------------------------  ----------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
                                     Corporate
 Investment grade risk          Credit/Foreign
  exposure                                Gov.             A-
 Below investment grade risk         Corporate
  exposure                              Credit            BB+
Basket credit default swaps
 (4)                                 Corporate
 Investment grade risk
  exposure                              Credit           BBB+
 Investment grade risk
  exposure                         CMBS Credit             A+
Credit linked notes
 Below investment grade risk         Corporate
  exposure                              Credit            BB+
                               ---------------          -----
                        TOTAL


                                  OFFSETTING       OFFSETTING      OFFSETTING
                                   NOTIONAL           FAIR          CARRYING
(AMOUNTS IN THOUSANDS)            AMOUNT (3)       VALUE (3)       VALUE (3)
-----------------------------  ------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps

 Investment grade risk
  exposure                         $121,253          $(1,644)        $(1,644)
 Below investment grade risk
  exposure                           14,313          (1,252)         (1,252)
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           78,781             929             929
 Investment grade risk
  exposure                           70,000           6,374           6,374
Credit linked notes
 Below investment grade risk
  exposure                               --              --              --
                                   --------          ------          ------
                        TOTAL      $284,347          $4,407          $4,407
                                   --------          ------          ------

                            AS OF DECEMBER 31, 2010

                                                                                 WEIGHTED
                                                                                 AVERAGE
                                   NOTIONAL        FAIR        CARRYING          YEARS TO
(AMOUNTS IN THOUSANDS)            AMOUNT (2)      VALUE         VALUE            MATURITY
---------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                         $142,872         $(380)        $(502)          2 years
 Below investment grade risk
  exposure                           20,866           (42)          (42)          3 years
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                          243,459         2,239         2,239           5 years
 Investment grade risk
  exposure                           70,000        (2,961)       (2,961)          7 years
Credit linked notes
 Below investment grade risk
  exposure                           50,000        43,400        49,880           6 years
                                   --------      --------      --------          --------
                        TOTAL      $527,197       $42,256       $48,614
                                   --------      --------      --------

                                            UNDERLYING REFERENCED
                                          CREDIT OBLIGATION(S) (1)

                                                                  AVERAGE
                                                                  CREDIT
(AMOUNTS IN THOUSANDS)                   TYPE                     RATING
-----------------------------  -----------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk                        Corporate
  exposure                          Credit/Foreign Gov.                 A-
 Below investment grade risk
  exposure                             Corporate Credit                BB+
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                             Corporate Credit               BBB+
 Investment grade risk
  exposure                                  CMBS Credit                 A+
Credit linked notes
 Below investment grade risk
  exposure                             Corporate Credit                BB+
                               ------------------------          ---------
                        TOTAL


                                  OFFSETTING       OFFSETTING      OFFSETTING
                                   NOTIONAL           FAIR          CARRYING
(AMOUNTS IN THOUSANDS)            AMOUNT (3)       VALUE (3)       VALUE (3)
-----------------------------  ------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                         $122,372           $(157)          $(157)
 Below investment grade risk
  exposure                           20,866          (3,077)         (3,077)
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           78,781          (1,136)         (1,136)
 Investment grade risk
  exposure                           70,000           2,961           2,961
Credit linked notes
 Below investment grade risk
  exposure                               --              --              --
                                   --------          ------          ------
                        TOTAL      $292,019          $(1,409)        $(1,409)
                                   --------          ------          ------

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of or losses paid related to the original swap.

(4)  Includes $279,543 and $313,459 as of December 31, 2011 and 2010,
     respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10,000,000. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

For the years ended December 31, 2011, 2010, and 2009 the Company had no losses on derivative instruments due to counterparty nonperformance.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2011 and 2010, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, wholly owned subsidiaries, and short term investment pool greater than 10% of the Company's capital and surplus.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                  GROSS             GROSS                 ESTIMATED
                                              STATEMENT         UNREALIZED        UNREALIZED                FAIR
                                                VALUE             GAINS             LOSSES                  VALUE
-----------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
 DECEMBER 31, 2011
U.S. government and government agencies
 and authorities:
 -- Guaranteed and sponsored --                $755,130,295      $104,729,396       $(1,048,670)           $858,811,021
  excluding asset-backed
 -- Guaranteed and sponsored --               1,186,617,224        44,551,484           (66,086)          1,231,102,622
  asset-backed
States, municipalities and political            413,682,584        43,804,332          (954,164)            456,532,752
 subdivisions
International governments                       107,425,052         9,605,312          (393,067)            116,637,297
All other corporate -- excluding              6,131,755,165       687,886,439       (28,337,748)          6,791,303,856
 asset-backed
All other corporate -- asset-backed           1,436,711,752        64,964,862      (107,770,233)          1,393,906,381
Hybrid securities                                66,811,576            44,045       (22,719,973)             44,135,648
Short-term investments                        2,395,806,381                --                --           2,395,806,381
Affiliated bond                               1,296,220,489        68,005,396                --           1,364,225,885
                                          -----------------  ----------------  ----------------       -----------------
  TOTAL BONDS AND SHORT-TERM INVESTMENTS    $13,790,160,518    $1,023,591,266     $(161,289,941)        $14,652,461,843
                                          -----------------  ----------------  ----------------       -----------------

                                                                              GROSS           GROSS                 ESTIMATED
                                                                           UNREALIZED       UNREALIZED                FAIR
                                                             COST             GAINS           LOSSES                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2011
Common stocks -- unaffiliated                               $152,370,800     $3,456,202       $(9,800,861)           $146,026,141
Common stocks -- affiliated                                1,025,139,835        667,441      (163,216,084)            862,591,192
                                                       -----------------  -------------  ----------------       -----------------
                                  TOTAL COMMON STOCKS     $1,177,510,635     $4,123,643     $(173,016,945)         $1,008,617,333
                                                       -----------------  -------------  ----------------       -----------------

                                                                                  GROSS            GROSS              ESTIMATED
                                                                STATEMENT       UNREALIZED       UNREALIZED             FAIR
                                                                  VALUE           GAINS            LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2011
Preferred stocks -- unaffiliated                                 $8,446,226        $ --           $(1,257,001)         $7,189,225
                                                              -------------        ----        --------------       -------------
                                      TOTAL PREFERRED STOCKS     $8,446,226        $ --           $(1,257,001)         $7,189,225
                                                              -------------        ----        --------------       -------------

                                                                           GROSS            GROSS                  ESTIMATED
                                                      STATEMENT         UNREALIZED        UNREALIZED                 FAIR
                                                        VALUE              GAINS            LOSSES                   VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS DECEMBER 31,
 2010
U.S. government and government agencies and
authorities:
 -- Guaranteed and sponsored -- exluding                $811,351,000       $2,646,000      $(38,920,000)             $775,077,000
  asset-backed
 -- Guaranteed and sponsored -- asset-backed             842,971,000       19,961,000        (4,249,000)              858,683,000
States, municipalities and political                     184,201,000        1,483,000        (6,939,000)              178,745,000
 subdivisions
International governments                                104,746,000        5,004,000          (546,000)              109,204,000
All other corporate -- excluding asset-backed          4,858,817,000      319,349,000       (39,143,000)            5,139,023,000
All other corporate -- asset-backed                    1,378,583,000       37,862,000       (94,423,000)            1,322,022,000
Hybrid securities                                         91,948,000           63,000       (11,555,000)               80,456,000
Short-term investments                                 1,377,157,000               --                --             1,377,157,000
Affiliated bond                                        1,419,615,000       56,278,000                --             1,475,893,000
                                                 -------------------  ---------------  ----------------       -------------------
         TOTAL BONDS AND SHORT-TERM INVESTMENTS      $11,069,389,000     $442,646,000     $(195,775,000)          $11,316,260,000
                                                 -------------------  ---------------  ----------------       -------------------

                                                                                GROSS           GROSS                ESTIMATED
                                                                             UNREALIZED       UNREALIZED               FAIR
                                                               COST             GAINS           LOSSES                 VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2010
Common stocks -- unaffiliated                                   $5,487,000     $2,105,000           $(2,000)           $7,590,000
Common stocks -- affiliated                                  1,077,880,000             --      (336,069,000)          741,811,000
                                                         -----------------  -------------  ----------------       ---------------
                                    TOTAL COMMON STOCKS     $1,083,367,000     $2,105,000     $(336,071,000)         $749,401,000
                                                         -----------------  -------------  ----------------       ---------------

                                                                                  GROSS            GROSS              ESTIMATED
                                                                STATEMENT       UNREALIZED       UNREALIZED             FAIR
                                                                  VALUE           GAINS            LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2010
Preferred stocks -- unaffiliated                                 $8,902,000        $ --           $(1,702,000)         $7,200,000
                                                              -------------        ----        --------------       -------------
                                      TOTAL PREFERRED STOCKS     $8,902,000        $ --           $(1,702,000)         $7,200,000
                                                              -------------        ----        --------------       -------------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2011 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                               STATEMENT           ESTIMATED
                                                 VALUE            FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                        $3,032,142,342     $3,079,727,758
Due after one year through five years           3,016,788,584      3,245,562,366
Due after five years through ten years          3,919,511,930      4,216,289,478
Due after ten years                             3,821,717,662      4,110,882,241
                                           ------------------  -----------------
                                    TOTAL     $13,790,160,518    $14,652,461,843
                                           ------------------  -----------------

At December 31, 2011 and 2010, securities with a statement value of $3,849,385 and $3,821,000, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS ON REAL ESTATE

The maximum and minimum lending rates for the Company's new mortgage loans on real estate were 5.20% and 3.44% and 5.36% and 3.50% for loans during 2011 and 2010, respectively. During 2011 and 2010, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2011 and 2010, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 75.47%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2011 and 2010, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2011 and 2010, there were impaired loans with a related allowance for credit losses of $682,306 and $2,560,968 with interest income recognized during the period the loans were impaired of $4,961,927 and $1,593,157, respectively.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company did not have investments in restructured loans as of December 31, 2011, 2010 and 2009.

(J) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

In 2009, the Company participated in a securities lending program to generate additional income, whereby certain domestic fixed income securities were loaned from the Company's investment portfolio to qualifying third parties. Borrowers of these securities provided collateral of 102% of the market value of the loaned securities. Acceptable collateral was in the form of cash or U.S. government securities. The market value of the loaned securities was monitored and additional collateral was obtained if the market value of the collateral fell below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnified the Company against borrower defaults. The Company earned income from the cash collateral or received a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $0, $0 and $1,232,000 for the years ended December 31, 2011, 2010 and 2009, respectively, which was included in net investment income. The Company did not participate in a securities lending program in 2011 and 2010.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2011 and 2010, collateral pledged of $369,461,123 and $260,873,830, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2011 and 2010, the Company had accepted collateral relating to the derivative instruments consisting of cash, U.S. government and U.S. government agency securities with a statement value of $1,708,566,498 and $840,945,555, respectively. At December 31, 2011 and 2010, cash collateral of $1,488,105,981 and $714,130,990 respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in collateral on derivatives. The fair value of the cash collateral invested in cash and short-term investments was $1,488,105,981 and $714,130,990 as of December 31, 2011 and 2010, respectively. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2011 and 2010. As of December 31, 2011 and 2010, all collateral accepted was held in separate custodial accounts.

(K) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2011 and 2010.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2011:

                                            LESS THAN 12 MONTHS
                             AMORTIZED          FAIR             UNREALIZED
(AMOUNTS IN THOUSANDS)         COST             VALUE              LOSSES
-------------------------------------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                    $125,903         $124,854            $(1,049)
 -- guaranteed &
  sponsored
 -- asset backed                 36,541           36,477                (64)
States, municipalities
 & political
 subdivisions                    74,804           74,119               (685)
International
 governments                        315              315                 --
All other corporate
 including
 international                  649,737          625,937            (23,800)
All other
 corporate-asset
 backed                         369,249          341,134            (28,115)
Hybrid securities                 2,257            2,200                (57)
                            -----------      -----------          ---------
TOTAL FIXED MATURITIES        1,258,806        1,205,036            (53,770)
Common stock --
 unaffiliated                    62,886           53,088             (9,798)
Common stock --
 affiliated                          --               --                 --
Preferred stock --
 unaffiliated                        --               --                 --
                            -----------      -----------          ---------
TOTAL EQUITY                     62,886           53,088             (9,798)
                            -----------      -----------          ---------
TOTAL SECURITIES             $1,321,692       $1,258,124           $(63,568)
                            -----------      -----------          ---------

                                          12 MONTHS OR MORE
                             AMORTIZED          FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)         COST             VALUE           LOSSES
----------------------  -------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                        $ --             $ --             $ --
 -- guaranteed &
  sponsored
 -- asset backed                    126              124               (2)
States, municipalities
 & political
 subdivisions                    10,000            9,731             (269)
International
 governments                      5,000            4,607             (393)
All other corporate
 including
 international                   78,131           73,593           (4,538)
All other
 corporate-asset
 backed                         429,162          349,507          (79,655)
Hybrid securities                61,557           38,894          (22,663)
                            -----------      -----------      -----------
TOTAL FIXED MATURITIES          583,976          476,456         (107,520)
Common stock --
 unaffiliated                         3               --               (3)
Common stock --
 affiliated                     931,352          768,136         (163,216)
Preferred stock --
 unaffiliated                     8,248            6,991           (1,257)
                            -----------      -----------      -----------
TOTAL EQUITY                    939,603          775,127         (164,476)
                            -----------      -----------      -----------
TOTAL SECURITIES             $1,523,579       $1,251,583        $(271,996)
                            -----------      -----------      -----------

                                               TOTAL
                             AMORTIZED          FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)         COST             VALUE           LOSSES
----------------------  ----------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                    $125,903         $124,854         $(1,049)
 -- guaranteed &
  sponsored
 -- asset backed                 36,667           36,601             (66)
States, municipalities
 & political
 subdivisions                    84,804           83,850            (954)
International
 governments                      5,315            4,922            (393)
All other corporate
 including
 international                  727,868          699,530         (28,338)
All other
 corporate-asset
 backed                         798,411          690,641        (107,770)
Hybrid securities                63,814           41,094         (22,720)
                            -----------      -----------      ----------
TOTAL FIXED MATURITIES        1,842,782        1,681,492        (161,290)
Common stock --
 unaffiliated                    62,889           53,088          (9,801)
Common stock --
 affiliated                     931,352          768,136        (163,216)
Preferred stock --
 unaffiliated                     8,248            6,991          (1,257)
                            -----------      -----------      ----------
TOTAL EQUITY                  1,002,489          828,215        (174,274)
                            -----------      -----------      ----------
TOTAL SECURITIES             $2,845,271       $2,509,707       $(335,564)
                            -----------      -----------      ----------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items nonadmitted and other adjustments for NAIC SAP rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2011, fixed maturities, comprised of approximately 480 securities, accounted for approximately 94% of the Company's total unrealized loss amount. The securities were primarily related to commercial mortgage-backed securities ("CMBS"), and corporate securities primarily within the financial services and industrial sector which have experienced significant price deterioration. As of December 31, 2011, 86% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2011 was primarily attributable to declines in interest rates and, to a lesser extent, credit spread tightening. The Company does not have an intention to sell the securities outlined above and has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2011.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2011.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2010:

                                         LESS THAN 12 MONTHS
                            AMORTIZED          FAIR           UNREALIZED
(AMOUNTS IN THOUSANDS)         COST           VALUE             LOSSES
--------------------------------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                   $437,967        $399,047            $(38,920)
 -- guaranteed &
  sponsored
 -- asset backed               292,619         288,373              (4,246)
States, municipalities
 & political
 subdivisions                   78,330          76,053              (2,277)
International
 governments                    13,533          13,371                (162)
All other corporate
 including
 international               1,029,469         993,821             (35,648)
All other corporate --
 asset backed                  551,979         489,912             (62,067)
Hybrid securities               11,530          11,410                (120)
                            ----------      ----------          ----------
TOTAL FIXED MATURITIES       2,415,427       2,271,987            (143,440)
Common stock --
 unaffiliated                       --              --                  --
Common stock --
 affiliated                    832,517         634,250            (198,267)
Preferred stock --
 unaffiliated                    8,466           6,764              (1,702)
                            ----------      ----------          ----------
TOTAL EQUITY                   840,983         641,014            (199,969)
                            ----------      ----------          ----------
TOTAL SECURITIES            $3,256,410      $2,913,001           $(343,409)
                            ----------      ----------          ----------

                        LESS THAN 12 MONTHS      12 MONTHS OR MORE
                        UNREALIZED  AMORTIZED            FAIR           UNREALIZED
(AMOUNTS IN THOUSANDS)  LOSSES        COST               VALUE            LOSSES
----------------------  ------------------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                              $ --               $ --                $ --
 -- guaranteed &
  sponsored
 -- asset backed                          196                193                  (3)
States, municipalities
 & political
 subdivisions                          35,000             30,338              (4,662)
International
 governments                            5,000              4,616                (384)
All other corporate
 including
 international                         51,227             47,732              (3,495)
All other corporate --
 asset backed                         246,987            214,631             (32,356)
Hybrid securities                      78,482             67,047             (11,435)
                                    ---------          ---------          ----------
TOTAL FIXED MATURITIES                416,892            364,557             (52,335)
Common stock --
 unaffiliated                               2                 --                  (2)
Common stock --
 affiliated                           245,363            107,561            (137,802)
Preferred stock --
 unaffiliated                              --                 --                  --
                                    ---------          ---------          ----------
TOTAL EQUITY                          245,365            107,561            (137,804)
                                    ---------          ---------          ----------
TOTAL SECURITIES                     $662,257           $472,118           $(190,139)
                                    ---------          ---------          ----------

                        12 MONTHS OR MORE             TOTAL
                        UNREALIZED RTIZED          FAIR             UNREALIZED
(AMOUNTS IN THOUSANDS)  LOSSES     COST           VALUE               LOSSES
----------------------  --------------------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                       $437,967        $399,047            $(38,920)
 -- guaranteed &
  sponsored
 -- asset backed                   292,815         288,566              (4,249)
States, municipalities
 & political
 subdivisions                      113,330         106,391              (6,939)
International
 governments                        18,533          17,987                (546)
All other corporate
 including
 international                   1,080,696       1,041,553             (39,143)
All other corporate --
 asset backed                      798,966         704,543             (94,423)
Hybrid securities                   90,012          78,457             (11,555)
                                ----------      ----------          ----------
TOTAL FIXED MATURITIES           2,832,319       2,636,544            (195,775)
Common stock --
 unaffiliated                            2              --                  (2)
Common stock --
 affiliated                      1,077,880         741,811            (336,069)
Preferred stock --
 unaffiliated                        8,466           6,764              (1,702)
                                ----------      ----------          ----------
TOTAL EQUITY                     1,086,348         748,575            (337,773)
                                ----------      ----------          ----------
TOTAL SECURITIES                $3,918,667      $3,385,119           $(533,548)
                                ----------      ----------          ----------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items nonadmitted and other adjustments for NAIC SAP rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2010, fixed maturities, comprised of approximately 560 securities, accounted for approximately 99% of the Company's total unrealized loss amount. The securities were primarily related to CMBS and corporate securities primarily within the financial services and industrial sector which have experienced significant price deterioration. As of December 31, 2010, 96% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2010 was primarily attributable to declines in interest rates and, to a lesser extent, credit spread tightening. The Company does not have an intention to sell the securities outlined above and has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2010.

(L) LOAN-BACKED AND STRUCTURED SECURITIES OTHER-THAN-TEMPORARY IMPAIRMENTS

For the year ended December 31, 2011, the Company recognized losses for other-than-temporary impairments ("OTTI") on loan-backed and structured securities of $7,589,358 due to the intent to sell impaired securities. These securities had an amortized cost prior to recognition of the OTTI and a fair value of $40,176,589 and $32,587,231, respectively. No OTTI was recognized due to an inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.

The following table summarizes OTTI for loan-backed securities held as of December 31, 2011 recorded because the present value of estimated cash flows expected to be collected was less than the amortized cost of the securities:

                                            2
                                         BOOK/ADJ
                                         CARRYING
                                          VALUE                     3
                                        AMORTIZED             PRESENT VALUE
                                       COST BEFORE                  OF
               1                      CURRENT PERIOD            PROJECTED
             CUSIP                         OTTI                 CASH FLOWS
--------------------------------------------------------------------------------
  00503N            AB         7         $7,535,388              $1,959,990
  05947U            HT         8          3,987,817               3,981,363
  059497            BW         6          9,725,618               9,468,201
  059500            BK         3            324,723                 301,919
  07383F            YN         2          1,426,119               1,353,732
  07388N            AX         4          8,656,256               6,740,942
  1248MB            AJ         4            999,970                 837,548
  15188R            AB         8            985,186                  77,012
  15188R            AC         6            103,020                  34,782
  173067            AJ         8          1,373,631               1,082,028
  22540V            V3         3          2,653,742               2,644,326
  22541N            VA         4          2,380,022               2,338,979
  22545X            BB         8          2,034,495               1,474,961
  36158Y            BE         8            929,981                 920,612
  361849            N6         5          1,365,928                 690,903
  46625M            CY         3            644,072                 572,349
  46625M            KQ         1          1,741,503               1,562,569
  46625Y            JP         9            787,944                 729,302
  46625Y            WE         9          3,076,000               2,571,757
  55312Y            BD         3          2,224,569               1,767,229


                                                                                   7
                                                                                DATE OF
                                        5                  6                   FINANCIAL
                    4               AMORTIZED             FAIR                 STATEMENT
               RECOGNIZED           COST AFTER          VALUE AT                 WHERE
                  OTTI                 OTTI           TIME OF OTTI             REPORTED
-----------  ---------------------------------------------------------------------------------
  00503N         $(5,575,398)        $1,959,990           $607,018              9/30/2009
  05947U              (6,454)         3,981,363          3,980,969              9/30/2009
  059497            (257,417)         9,468,201          8,381,882              9/30/2009
  059500             (22,804)           301,919            279,440              9/30/2009
  07383F             (72,387)         1,353,732          1,587,169              9/30/2009
  07388N          (1,915,314)         6,740,942          6,301,194              9/30/2009
  1248MB            (162,422)           837,548            393,426              9/30/2009
  15188R            (908,174)            77,012            251,926              9/30/2009
  15188R             (68,238)            34,782            111,797              9/30/2009
  173067            (291,603)         1,082,028          1,532,755              9/30/2009
  22540V              (9,416)         2,644,326          2,502,017              9/30/2009
  22541N             (41,043)         2,338,979          2,347,354              9/30/2009
  22545X            (559,534)         1,474,961          1,358,469              9/30/2009
  36158Y              (9,369)           920,612            866,016              9/30/2009
  361849            (675,025)           690,903            946,149              9/30/2009
  46625M             (71,723)           572,349            526,565              9/30/2009
  46625M            (178,934)         1,562,569          1,521,277              9/30/2009
  46625Y             (58,642)           729,302            741,670              9/30/2009
  46625Y            (504,243)         2,571,757          3,146,164              9/30/2009
  55312Y            (457,340)         1,767,229          1,494,736              9/30/2009

                                          2
                                       BOOK/ADJ
                                       CARRYING
                                        VALUE                     3
                                      AMORTIZED             PRESENT VALUE
                                     COST BEFORE                  OF
              1                     CURRENT PERIOD            PROJECTED
            CUSIP                        OTTI                 CASH FLOWS
------------------------------------------------------------------------------
 75970J           AU         0             10,731                   9,123
 78402K           AA         3            769,074                 135,713
 78402K           AB         1            135,046                  36,892
 92978T           BU         4          5,534,393               3,809,262
 93364L           AD         0          7,945,532               5,903,490
 12669R           AC         1            999,360                 351,328
 23243N           AF         5          8,660,779               4,126,189
 46627Q           BD         9          1,806,424               1,169,582
 75970J           AU         0              7,970                     344
 00503N           AB         7          1,693,311               1,186,748
 46627Q           BD         9          1,160,155               1,142,892
 00503N           AB         7          1,050,813                 497,908
 22541N           NJ         4          5,519,877               4,981,232
 00503N           AB         7            339,385                      --
 46627Q           BD         9          1,113,437               1,052,711
 46625M           CY         3            131,678                 112,628
 83611Y           AD         4          2,291,525               2,256,378
 22540V           V3         3            744,763                 707,340
 36158Y           BE         8            134,272                  76,272
 46625M           CY         3             81,434                  46,372
 46625M           KQ         1            530,791                 475,970
 46627Q           BD         9          1,030,054                 912,949
 46627Q           BD         9            899,658                 823,559
 07383F           MR         6            132,490                 127,782
 173067           GH         6            546,570                 502,821
 22540V           V3         3            302,095                 212,829
 46625M           PS         2          1,058,378                 914,896
 61746W           HJ         2            368,434                 260,421
 949837           AA         6         10,610,884              10,505,147
 94985F           AA         6         11,412,104              11,285,301
                                                                    TOTAL


                                                                              7
                                                                           DATE OF
                                       5                   6              FINANCIAL
                 4                 AMORTIZED              FAIR            STATEMENT
             RECOGNIZED           COST AFTER            VALUE AT            WHERE
                OTTI                 OTTI             TIME OF OTTI         REPORTED
---------  --------------------------------------------------------------------------
 75970J            (1,608)                9,123              1,859          9/30/2009
 78402K          (633,361)              135,713            135,000          9/30/2009
 78402K           (98,154)               36,892             45,000          9/30/2009
 92978T        (1,725,131)            3,809,262          4,213,330          9/30/2009
 93364L        (2,042,042)            5,903,490          2,400,000          9/30/2009
 12669R          (648,032)              351,328            351,285         12/31/2009
 23243N        (4,534,590)            4,126,189          2,820,805         12/31/2009
 46627Q          (636,842)            1,169,582          1,055,039         12/31/2009
 75970J            (7,626)                  344                169         12/31/2009
 00503N          (506,563)            1,186,748            364,211          3/31/2010
 46627Q           (17,263)            1,142,892          1,142,892          3/31/2010
 00503N          (552,905)              497,908            333,860          6/30/2010
 22541N          (538,645)            4,981,232          4,846,253          6/30/2010
 00503N          (339,385)                   --                 --          9/30/2010
 46627Q           (60,726)            1,052,711          1,613,441         12/31/2010
 46625M           (19,050)              112,628             45,254          3/31/2011
 83611Y           (35,147)            2,256,378          1,591,947          3/31/2011
 22540V           (37,423)              707,340            434,108          6/30/2011
 36158Y           (58,000)               76,272             65,215          6/30/2011
 46625M           (35,062)               46,372             27,758          6/30/2011
 46625M           (54,821)              475,970            401,846          6/30/2011
 46627Q          (117,105)              912,949          1,546,254          6/30/2011
 46627Q           (76,099)              823,559            823,398          9/30/2011
 07383F            (4,708)              127,782             70,900         12/31/2011
 173067           (43,749)              502,821            490,578         12/31/2011
 22540V           (89,266)              212,829             53,423         12/31/2011
 46625M          (143,482)              914,896            779,975         12/31/2011
 61746W          (108,013)              260,421            344,430         12/31/2011
 949837          (105,737)           10,505,147          9,985,619         12/31/2011
 94985F          (126,803)           11,285,301         10,809,235         12/31/2011
           --------------       ---------------       ------------       ------------
             $(25,242,818)
           --------------

4. FAIR VALUE MEASUREMENTS

Certain of the following financial instruments are carried at fair value in the Company's financial statements: bonds and stocks, derivatives, and Separate Account assets.

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad levels (Level 1, 2 or 3):

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include open-ended mutual funds reported in General and Separate Account invested assets.
Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most bonds and preferred stocks, including those reported in Separate Account assets, are model priced by vendors using observable inputs and are classified within Level 2.
Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, and complex derivative securities. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2011 and 2010. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or within illiquid markets.

These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following tables present assets and (liabilities) carried at fair value by hierarchy level as of December 31:

                                                            QUOTED PRICES IDECEMBER 31, 2011
                                                             ACTIVE MARKETS             SIGNIFICANT              SIGNIFICANT
                                                              FOR IDENTICAL              OBSERVABLE              UNOBSERVABLE
                                                                 ASSETS                    INPUTS                   INPUTS
(AMOUNTS IN THOUSANDS)                     TOTAL                (LEVEL 1)                (LEVEL 2)                (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
Assets accounted for at fair value
All other corporate -- asset-backed           $2,468                   $ --                    $ --                    $2,468
Common stocks                                146,960                146,956                      --                         4
                                       -------------          -------------              ----------              ------------
               TOTAL BONDS AND STOCKS        149,428                146,956                      --                     2,472
Derivative assets
 Credit derivatives                           (1,587)                    --                  (1,075)                     (512)
 Equity derivatives                              569                     --                      --                       569
 Foreign exchange derivatives                   (234)                    --                    (234)                       --
 Interest rate derivatives                    19,681                     --                  19,676                         5
 GMWB hedging instruments                    729,864                     --                  43,792                   686,072
 US macro hedge program                      356,561                     --                      --                   356,561
 International program hedging
  instruments                                497,931                     --                 518,083                   (20,152)
                                       -------------          -------------              ----------              ------------
              TOTAL DERIVATIVE ASSETS      1,602,785                     --                 580,242                 1,022,543
Separate Account assets (1)               48,234,930             48,234,930                      --                        --
                                       -------------          -------------              ----------              ------------
   TOTAL ASSETS ACCOUNTED FOR AT FAIR
                                VALUE    $49,987,143            $48,381,886                $580,242                $1,025,015
                                       -------------          -------------              ----------              ------------
Liabilities accounted for at fair
 value
Derivative liabilities
 Interest rate derivatives                  $(36,184)                  $ --                $(36,184)                     $ --
                                       -------------          -------------              ----------              ------------
   TOTAL LIABILITIES ACCOUNTED FOR AT
                           FAIR VALUE       $(36,184)                  $ --                $(36,184)                     $ --
                                       -------------          -------------              ----------              ------------

(1) Excludes approximately $20.1 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

                                                            QUOTED PRICES IDECEMBER 31, 2010
                                                             ACTIVE MARKETS                                       SIGNIFICANT
                                                              FOR IDENTICAL              SIGNIFICANT              UNOBSERVABLE
                                                                 ASSETS               OBSERVABLE INPUTS              INPUTS
(AMOUNTS IN THOUSANDS)                     TOTAL                (LEVEL 1)                 (LEVEL 2)                (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
Assets accounted for at fair value
All other corporate -- asset-backed             $644                   $ --                     $ --                     $644
Common stocks                                  7,589                  7,585                       --                        4
                                       -------------          -------------               ----------               ----------
               TOTAL BONDS AND STOCKS          8,233                  7,585                       --                      648
Derivative assets
 Credit derivatives                           (6,867)                    --                   (6,832)                     (35)
 Foreign exchange derivatives                 78,416                     --                   78,416                       --
 Interest rate derivatives                   (11,257)                    --                  (11,342)                      85
 GMWB hedging instruments                    442,919                     --                  (37,116)                 480,035
 US macro hedge program                      203,468                     --                       --                  203,468
 International program hedging
  instruments                                159,183                     --                  154,640                    4,543
                                       -------------          -------------               ----------               ----------
              TOTAL DERIVATIVE ASSETS        865,862                     --                  177,766                  688,096
Separate Account assets (1)               58,399,199             58,399,199
                                       -------------          -------------
   TOTAL ASSETS ACCOUNTED FOR AT FAIR
                                VALUE    $59,273,294            $58,406,784                 $177,766                 $688,744
                                       -------------          -------------               ----------               ----------
Liabilities accounted for at fair
 value
Derivative liabilities
 Credit derivatives                           $1,365                   $ --                     $129                   $1,236
 Foreign exchange derivatives                 (5,727)                    --                   (5,727)                      --
 Interest rate derivatives                    (5,602)                    --                   (5,602)                      --
 GMWB hedging instruments                    (58,499)                    --                  (81,298)                  22,799
                                       -------------          -------------               ----------               ----------
   TOTAL LIABILITIES ACCOUNTED FOR AT
                           FAIR VALUE       $(68,463)                  $ --                 $(92,498)                 $24,035
                                       -------------          -------------               ----------               ----------

(1) Excludes approximately $20.8 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair values. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair valuation process is monitored by the Valuation Committee, which is a cross-functional group of senior management within HIMCO that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There is also a Fair Value Working Group ("Working Group") which includes the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

Bonds and Stocks

The fair values of bonds and stocks in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of certain asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Working Group performs ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that haven't changed and missing prices. Analyses are conducted by a dedicated pricing unit who follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. In addition, the controls surrounding methodologies used by the third-parties are verified using a report of an independent accountant provided by the third-parties or, if unavailable, through on-site walk-throughs. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades. For a sample of structured securities, a comparison of the vendor's assumptions to our internal econometric models is also performed; any differences are challenged in accordance with the process described above.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS

Derivative instruments are fair valued using pricing valuation models that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. As of December 31, 2011, 99% of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs monthly analyses of derivative valuations which include both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

Derivative instruments are fair valued using pricing valuation models that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2011 and 2010 98% and 97% of derivatives, respectively, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations.

The Company performs various controls on derivative valuations which include both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives, as well as for all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair values of its bonds and stocks using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. Inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements are listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most bonds and preferred stocks.

       - ASSET-BACKED SECURITIES -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions and credit default swap indices.

       - CREDIT DERIVATIVES -- Significant inputs primarily include the swap yield curve and credit curves.

       - FOREIGN EXCHANGE DERIVATIVES -- Significant inputs primarily include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

       - INTEREST RATE DERIVATIVES -- Significant input is primarily the swap yield curve.

Level 3 Most of the Company's securities classified as Level 3 are valued based on brokers' prices. This includes less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by below-prime loans. Primary inputs for these structured securities are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their illiquid markets. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:

       - CREDIT DERIVATIVES -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.

       - EQUITY DERIVATIVES -- Significant unobservable inputs may include equity volatility.

       - INTEREST RATE CONTRACTS -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

SEPARATE ACCOUNT ASSETS

Separate Account assets are primarily invested in mutual funds but also have investments in bonds and stocks. Separate Account investments are valued in the same manner, and using the same pricing sources and inputs, as the bonds and stocks of the Company.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2011 and 2010:

                                                         TOTAL
                                                  REALIZED/UNREALIZED
                                                    GAINS (LOSSES)
                            FAIR VALUE               INCLUDED IN:
                          AS OF JAN. 1,           NET
(AMOUNTS IN THOUSANDS)         2011           INCOME (1)           SURPLUS
--------------------------------------------------------------------------------
ASSET (LIABILITY)
Assets
All other corporate              $ --             $(12)                 $14
All other corporate --
 asset-backed                     644              (35)              (1,472)
All other --
 asset-backed                      --               --                   --
Preferred stocks                   --             (241)                   8
Common stocks                       4               --                   --
                             --------            -----            ---------
TOTAL BONDS AND STOCKS           $648            $(288)             $(1,450)
Derivatives
 Credit derivatives            $1,201             $ --                 $475
 Equity derivatives                --               --                 (114)
 Interest rate
  derivatives                      85               --                  (80)
 GMWB hedging
  instruments                 502,834               --              179,416
 US macro hedge
  program                     203,468               --             (128,357)
 International program
  hedging                       4,543               --               (2,917)
                             --------            -----            ---------
TOTAL DERIVATIVES (3)        $712,131             $ --              $48,423
                             --------            -----            ---------


(AMOUNTS IN THOUSANDS)      PURCHASES           SALES         SETTLEMENTS
----------------------  -----------------------------------------------------
ASSET (LIABILITY)
Assets
All other corporate              $ --            $(2)               $ --
All other corporate --
 asset-backed                  14,500             --                 (59)
All other --
 asset-backed                      --             --                  --
Preferred stocks                   --             --                  --
Common stocks                      --             --                  --
                             --------            ---            --------
TOTAL BONDS AND STOCKS        $14,500            $(2)               $(59)
Derivatives
                                                   $
 Credit derivatives             $(945)            --             $(1,243)
 Equity derivatives               683             --                  --
 Interest rate
  derivatives                      --             --                  --
 GMWB hedging
  instruments                  22,530             --             (18,708)
 US macro hedge
  program                     346,500             --             (65,050)
 International program
  hedging                     (21,778)            --                  --
                             --------            ---            --------
                                                   $
TOTAL DERIVATIVES (3)        $346,990             --            $(85,001)
                             --------            ---            --------


                            TRANSFERS          TRANSFERS           FAIR VALUE
                              INTO               OUT OF               AS OF
(AMOUNTS IN THOUSANDS)     LEVEL 3 (2)        LEVEL 3 (2)         DEC. 31, 2011
----------------------  ----------------------------------------------------------
ASSET (LIABILITY)
Assets
All other corporate             $ --                $ --                 $ --
All other corporate --
 asset-backed                  7,050             (18,160)               2,468
All other --
 asset-backed                 21,466             (21,466)                  --
Preferred stocks                 233                  --                   --
Common stocks                     --                  --                    4
                             -------            --------            ---------
TOTAL BONDS AND STOCKS       $28,749            $(39,626)              $2,472
Derivatives

 Credit derivatives             $ --                $ --                $(512)
 Equity derivatives               --                  --                  569
 Interest rate
  derivatives                     --                  --                    5
 GMWB hedging
  instruments                     --                  --              686,072
 US macro hedge
  program                         --                  --              356,561
 International program
  hedging                         --                  --              (20,152)
                             -------            --------            ---------

TOTAL DERIVATIVES (3)           $ --                $ --            $1,022,543
                             -------            --------            ---------

(1) All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

(2) Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information.

(3) Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

                                                        TOTAL
                                                 REALIZED/UNREALIZED
                                                   GAINS (LOSSES)
                            FAIR VALUE              INCLUDED IN:
                          AS OF JAN. 1,          NET
(AMOUNTS IN THOUSANDS)         2010          INCOME (1)          SURPLUS
------------------------------------------------------------------------------
ASSET (LIABILITY)
Assets
All other corporate --
 asset-backed                    $223            $(9)               $(341)
Preferred stocks                  405             --                   --
Common stocks                       4             --                   --
                             --------            ---            ---------
TOTAL BONDS AND STOCKS           $632            $(9)               $(341)
Derivatives
 Credit derivatives                --             --                1,079
 Interest rate
  derivatives                     688             --                 (603)
 GMWB hedging
  instruments                 140,611             --             (102,205)
 US macro hedge
  program                     173,970             --             (230,361)
 International program
  hedging instruments          11,564             --              (29,953)
                             --------            ---            ---------
                                                   $
TOTAL DERIVATIVES (3)        $326,833             --            $(362,043)
                             --------            ---            ---------


                            PURCHASES,        TRANSFERS        TRANSFERS         FAIR VALUE
                            SALES, AND           INTO           OUT OF             AS OF
(AMOUNTS IN THOUSANDS)     SETTLEMENTS       LEVEL 3 (2)      LEVEL 3 (2)      DEC. 31, 2010
----------------------  -----------------------------------------------------------------------
ASSET (LIABILITY)
Assets
All other corporate --
 asset-backed                    $408            $381             $(18)               $644
Preferred stocks                 (162)             --             (243)                 --
Common stocks                      --              --               --                   4
                             --------            ----            -----            --------
TOTAL BONDS AND STOCKS           $246            $381            $(261)               $648
Derivatives
 Credit derivatives               122              --               --               1,201
 Interest rate
  derivatives                      --              --               --                  85
 GMWB hedging
  instruments                $464,428              --               --             502,834
 US macro hedge
  program                     259,859              --               --             203,468
 International program
  hedging instruments          22,932              --               --               4,543
                             --------            ----            -----            --------

TOTAL DERIVATIVES (3)        $747,341            $ --             $ --            $712,131
                             --------            ----            -----            --------

(1) All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

(2) Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information.

(3) Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

FAIR VALUE OF FINANCIAL INSTRUMENTS

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or fair value. The following table presents carrying amounts and fair values of the Company's financial instruments subject to fair value disclosures as of December 31:

                                                              2011                                      2010
                                                 STATEMENT            ESTIMATED            STATEMENT            ESTIMATED
(AMOUNTS IN THOUSANDS)                             VALUE              FAIR VALUE             VALUE              FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
Admitted Assets
 Bonds and short-term investments                 $13,790,161          $14,652,462          $11,069,389          $11,316,260
 Preferred stocks                                       8,446                7,189                8,902                7,200
 Common stocks -- unaffiliated                        146,026              146,026                7,590                7,590
 Mortgage loans -- affiliated                         862,591              862,591              741,811              741,811
 Mortgage loans on real estate                        660,905              687,446              436,752              446,075
 Derivative related assets (1)                      1,602,785            1,596,069              865,862              870,447
 Contract loans                                       370,655              442,771              364,509              360,979
 Separate Account assets (2)                       48,234,930           48,234,930           58,399,199           58,399,199
Liabilities
 Liability for deposit-type contracts                $(65,825)            $(65,825)            $(67,566)            $(67,566)
 Derivative related liabilities (1)                   (36,184)             (36,184)             (68,463)             (68,463)
 Separate Account liabilities (2)                 (48,234,930)         (48,234,930)         (58,399,199)         (58,399,199)

(1) Includes derivatives held for other investment and/or risk management activities as of December 31, 2011 and 2010, with a fair value asset position of $1,608,775 and $856,795, respectively, and a liability position of $(36,184) and $(68,463), respectively. Excludes derivative contracts that receive hedge accounting and have a $0 statement value at December 31, 2011 and 2010. These derivatives are not reported on the Statements of Admitted Assets, Liabilities and Capital and Surplus pages and have fair values as of December 31, 2011 and 2010, of $207,685 and $186,947,
     respectively.

(2) Excludes approximately $20.1 million and $20.8 million, respectively at December 31, 2011 and 2010 of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.

The amortized cost of short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

Fair values for contract loans were estimated using discounted cash flow calculations using current interest rates.

At December 31, 2011 and 2010, the Company had no investments where it is not practicable to estimate fair value.

5. INCOME TAXES

A. The components of the net deferred tax asset/(deferred tax liability) ("DTA"/("DTL)") at period end and the change in those components are as follows:
Paragraph ("Para.") references refer to SSAP No. 10R .

                                                                      2011
                                          ORDINARY                  CAPITAL                 TOTAL
------------------------------------------------------------------------------------------------------------
Gross DTA                                   $1,573,302,985         $177,028,688          $1,750,331,673
Statutory valuation allowance                           --                   --                      --
                                          ----------------       --------------       -----------------
Adjusted gross DTA                           1,573,302,985          177,028,688           1,750,331,673
Gross DTL                                     (722,553,499)                  --            (722,553,499)
                                          ----------------       --------------       -----------------
Net DTA/(DTL) before admissibility test        850,749,486          177,028,688           1,027,778,174
Nonadmitted DTA                                326,583,260          171,377,688             497,960,948
                                          ----------------       --------------       -----------------
Net admitted DTA/(DTL)                        $524,166,226           $5,651,000            $529,817,226
                                          ================       ==============       =================

                                                                     2011
                                              ORDINARY             CAPITAL               TOTAL
----------------------------------------------------------------------------------------------------
Admission calculation components
 para.10.a., 10.b. and 10.c. :
 (a) Admitted pursuant to para. 10.a.
  carryback period                                    $ --               $ --                   $ --
 (b) Admitted pursuant to para. 10.b.
  (lesser of i. or ii.)                        347,560,484          5,651,000            353,211,484
 (c) Para. 10.b.i. DTA's realized within
  one year                                     685,139,000          5,651,000            690,790,000
 (d) Para. 10.b.ii. 10% surplus
  limitation                                           XXX                XXX            353,211,484
 (e) Admitted pursuant to para. 10.c.
  offset against DTLs                          722,553,499                 --            722,553,499
                                          ----------------       ------------       ----------------
 (f) Total admission per Para. 10.a.,
  10.b. and 10.c.                           $1,070,113,983         $5,651,000         $1,075,764,983
                                          ----------------       ------------       ----------------
Admission calculation components
 para.10.e. :
 (g) Para. 10.e.i. additional carryback
  period                                              $ --               $ --                   $ --
 (h) Additional admitted pursuant to
  para. 10.e.ii. (lesser of a. or b.)          176,605,742                 --            176,605,742
 (i) Para. 10.e.ii.a. additional DTA's
  realized within three years                  391,671,516                 --            391,671,516
 (j) Para. 10.e.ii.b. additional surplus
  limitation                                           XXX                XXX            176,605,742
 (k) Additional admitted pursuant to
  para. 10.e.iii. offset against DTL's                  --                 --                     --
                                          ----------------       ------------       ----------------
 (l) Total admission per Para. 10.e.          $176,605,742               $ --           $176,605,742
                                          ----------------       ------------       ----------------
Used in para. 10.d.:
 (m) Total adjusted capital                            XXX                XXX         $3,934,408,488
 (n) Authorized control level                          XXX                XXX            182,378,317

                                                                  2011
                                            ORDINARY             CAPITAL              TOTAL
                                             PERCENT             PERCENT             PERCENT
-----------------------------------------------------------------------------------------------
Impact of tax planning strategies:
 (a) Adjusted gross DTAs (% of total
  adjusted gross DTAs)                           0%                  0%                  0%
 (b) Net admitted adjusted gross DTAs (%
  of total net admitted adjusted gross
  DTAs)                                         18%                  1%                 19%

                                                                    2011
                                             ORDINARY            CAPITAL                TOTAL
---------------------------------------------------------------------------------------------------
SSAP 10R, Para. 10.a, 10.b, and 10.c.:
 (a) Admitted DTA                           $347,560,484         $5,651,000            $353,211,484
 (b) Admitted assets                                 XXX                XXX          67,581,371,975
 (c) Adjusted statutory surplus*                     XXX                XXX           3,532,114,838
 (d) Total adjusted capital from DTAs                XXX                XXX             353,211,484
Increases due to SSAP No. 10R, Para.
 10.e.:
 (e) Admitted deferred tax assets           $176,605,742               $ --            $176,605,742
 (f) Admitted assets                                 XXX                XXX             176,605,742
 (g) Statutory surplus                               XXX                XXX             176,605,742

* As reported on the statutory balance sheet for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, para. 10.b.ii.

X  XX represents not applicable amounts.

                                                        2010
                                   ORDINARY           CAPITAL             TOTAL
----------------------------------------------------------------------------------------
Gross DTA                       $1,123,942,019      $156,548,674      $1,280,490,693
Statutory valuation allowance               --                --                  --
                                --------------      ------------      --------------
Adjusted gross DTA               1,123,942,019       156,548,674       1,280,490,693
Gross DTL                         (465,290,272)               --        (465,290,272)
                                --------------      ------------      --------------
Net DTA/(DTL) before               658,651,747       156,548,674         815,200,421
 admissibility test
Nonadmitted DTA                    124,457,573       146,329,674         270,787,247
                                --------------      ------------      --------------
Net admitted DTA/(DTL)            $534,194,174       $10,219,000        $544,413,174
                                --------------      ------------      --------------

                                                                2010
                                            ORDINARY          CAPITAL            TOTAL
------------------------------------------------------------------------------------------
Admission calculation components
 para.10.a., 10.b. and 10.c. :
 (a) Admitted pursuant to para. 10.a.
  carryback period                                $ --             $ --               $ --
 (b) Admitted pursuant to para. 10.b.
  (lesser of i. or ii.)                    352,723,116       10,219,000        362,942,116
 (c) Para. 10.b.i. DTA's realized within
  one year                                 397,800,000       10,219,000        408,019,000
 (d) Para. 10.b.ii. 10% surplus
  limitation                                       XXX              XXX        362,942,116
 (e) Admitted pursuant to para. 10.c.
  offset against DTLs                      465,290,272               --        465,290,272
                                          ------------      -----------       ------------
 (f) Total admission per Para. 10.a.,
  10.b. and 10.c.                         $818,013,388      $10,219,000       $828,232,388
                                          ------------      -----------       ------------
Admission calculation components
 para.10.e. :
 (g) Para. 10.e.i. additional carryback
  period                                          $ --             $ --               $ --
 (h) Additional admitted pursuant to
  para. 10.e.ii. (lesser of a. or b.)      181,471,058               --        181,471,058
 (i) Para. 10.e.ii.a. additional DTA's
  realized within three years              238,954,884               --        238,954,884
 (j) Para. 10.e.ii.b. additional surplus
  limitation                                       XXX              XXX        181,471,058
 (k) Additional admitted pursuant to
  para. 10.e.iii. offset against DTL's              --               --                 --
                                          ------------      -----------       ------------
 (l) Total admission per Para. 10.e.      $181,471,058             $ --       $181,471,058
                                          ------------      -----------       ------------
Used in para. 10.d.:
 (m) Total adjusted capital                        XXX              XXX       $3,898,065,927
 (n) Authorized control level                      XXX              XXX        164,366,052

                                                                2010
                                            ORDINARY          CAPITAL            TOTAL
                                            PERCENT           PERCENT           PERCENT
------------------------------------------------------------------------------------------
Impact of tax planning strategies:
 (a) Adjusted gross DTAs (% of total
  adjusted gross DTAs)                           0  %              0  %              0  %
 (b) Net admitted adjusted gross DTAs (%
  of total net admitted adjusted gross
  DTAs)                                         12  %              2  %             14  %

                                                           2010
                                   ORDINARY             CAPITAL                TOTAL
------------------------------------------------------------------------------------------
SSAP 10R, Para. 10.a, 10.b,
 and 10.c.:
 (a) Admitted DTA                 $352,723,116         $10,219,000            $362,942,116
 (b) Admitted assets                       XXX                 XXX          73,445,450,162
 (c) Adjusted statutory
  surplus*                                 XXX                 XXX           3,648,611,820
 (d) Total adjusted capital
  from DTAs                                XXX                 XXX             362,942,116
Increases due to SSAP No. 10R,
 Para. 10.e.:
 (e) Admitted deferred tax
  assets                          $181,471,058                $ --            $181,471,058
 (f) Admitted assets                       XXX                 XXX             181,471,058
 (g) Statutory surplus                     XXX                 XXX             181,471,058

* As reported on the statutory balance sheet for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, para. 10.b.ii.

                                                                                      CHANGE DURING 2011
                                                                      ORDINARY              CAPITAL               TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Gross DTA                                                             $449,360,966         $20,480,014          $469,840,980
Statutory valuation allowance                                                   --                  --                    --
                                                                   ---------------       -------------       ---------------
Adjusted gross DTA                                                     449,360,966          20,480,014           469,840,980
Gross DTL                                                             (257,263,227)                 --          (257,263,227)
                                                                   ---------------       -------------       ---------------
Net DTA before admissibility test                                      192,097,739          20,480,014           212,577,753
Nonadmitted DTA                                                        202,125,687          25,048,014           227,173,701
                                                                   ---------------       -------------       ---------------
Net admitted DTA/(DTL)                                                $(10,027,948)        $(4,568,000)         $(14,595,948)
                                                                   ---------------       -------------       ---------------

                                                                                       CHANGE DURING 2011
                                                                        ORDINARY             CAPITAL              TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Admission calculation components Para.10.a., 10.b. and 10.c.:
 (a) Admitted pursuant to para. 10.a. carryback period                         $ --                $ --                 $ --
 (b) Admitted pursuant to para. 10.b. (lesser of I or ii)                (5,162,632)         (4,568,000)          (9,730,632)
 (c) Para. 10.b.i. DTA's realized within one year                       287,339,000          (4,568,000)         282,771,000
 (d) Para. 10.b.ii. 10% surplus limitation                                      XXX                 XXX           (9,730,632)
 (e) Admitted pursuant to para. 10.c. offset against DTLs               257,263,227                  --          257,263,227
                                                                     --------------       -------------       --------------
 (f) Total admission per para. 10.a., 10.b. and 10.c.                  $252,100,595         $(4,568,000)        $247,532,595
Admission calculation components para.10.e.:
 (g) Para. 10.e.i. additional carryback period                                 $ --                $ --                 $ --
 (h) Additional admitted pursuant to para. 10.e.ii. (lesser of a or
  b)                                                                     (4,865,316)                 --           (4,865,316)
 (i) Para. 10.e.ii.a. additional DTA's realized within three years      152,716,632                  --          152,716,632
 (j) Para. 10.e.ii.b. additional surplus limitation                             XXX                 XXX           (4,865,316)
 (k) Additional admitted pursuant to para. 10.e.iii. offset against
  DTL's                                                                          --                  --                   --
                                                                     --------------       -------------       --------------
 (l) Total Admission per Para. 10.e.                                    $(4,865,316)               $ --          $(4,865,316)
                                                                     --------------       -------------       --------------
Used in para. 10.d.:
 (m) Total adjusted capital                                                     XXX                 XXX          $36,342,561
 (n) Authorized control level                                                   XXX                 XXX           18,012,265

                                                                                            CHANGE DURING 2011
                                                                          ORDINARY                 CAPITAL              TOTAL
                                                                          PERCENT                  PERCENT             PERCENT
---------------------------------------------------------------------------------------------------------------------------------
Impact of tax planning strategies:
 (a) Adjusted gross DTAs (% of total adjusted gross DTAs)                         0%                   0%                  0%
 (b) Net admitted adjusted gross DTAs (% of total net admitted
  adjusted gross DTAs)                                                            6%                  (1)%                 5%

                                                                                      CHANGE DURING 2011
                                                                     ORDINARY             CAPITAL                TOTAL
---------------------------------------------------------------------------------------------------------------------------------
SSAP 10R, para. 10.a, 10.b, and 10.c.:
 (a) Admitted DTA                                                    $(5,162,632)        $(4,568,000)            $(9,730,632)
 (b) Admitted assets                                                         XXX                 XXX          (5,864,078,187)
 (c) Adjusted statutory surplus                                              XXX                 XXX            (116,496,982)
 (d) Total adjusted capital from DTAs                                        XXX                 XXX              (9,730,632)
Increases due to SSAP No. 10R, para. 10.e.:
 (e) Admitted deferred tax assets                                    $(4,865,316)               $ --             $(4,865,316)
 (f) Admitted assets                                                         XXX                 XXX              (4,865,316)
 (g) Statutory surplus                                                       XXX                 XXX              (4,865,316)

The Company has elected to admit DTA pursuant to para. 10.e. of SSAP No. 10R for both the years ending December 31, 2011 and 2010.

B.  DTLs are not recognized for the following amounts:

     Not applicable

C. 1.The components of current income tax expense are as follows:

                                                2011              2010                  2009
-------------------------------------------------------------------------------------------------------
Federal taxes before capital gains, NOL,
 and AMT                                        $87,215,151     $233,037,991          $611,745,947
Foreign taxes                                            --               --                    --
NOL limitation/utilization                               --      (91,111,901)         (219,123,083)
Alternative minimum tax                                  --        2,399,043                    --
Prior period adjustments                         27,853,194     (209,820,488)           54,085,058
                                          -----------------  ---------------       ---------------
      TOTAL CURRENT FEDERAL INCOME TAXES
                                INCURRED     $115,068,345 $     $(65,495,355)         $446,707,922
                                          -----------------  ---------------       ---------------

2.The main components of the period end deferred tax amounts and the change in those components are as follows:

                                                2011                   2010                 CHANGE
------------------------------------------------------------------------------------------------------------
DTA: ORDINARY
  Reserves                                    $817,813,096           $397,745,905          $420,067,191
  Tax deferred acquisition costs               266,456,659            274,393,125            (7,936,466)
  Employee benefits                              5,054,636              6,406,839            (1,352,203)
  Bonds and other investments                  281,153,876            241,902,420            39,251,456
  State taxes                                           --                     --                    --
  NOL/min tax credit/foreign tax credits       190,524,387            156,094,265            34,430,122
  Unrealized ordinary gains/(losses)                    --             33,547,041           (33,547,041)
  Other                                         12,300,331             13,852,424            (1,552,093)
                                          ----------------       ----------------       ---------------
                  SUBTOTAL: DTA ORDINARY     1,573,302,985          1,123,942,019           449,360,966
   Ordinary statutory valuation
    allowance                                           --                     --                    --
                                          ----------------       ----------------       ---------------
       TOTAL ADJUSTED GROSS ORDINARY DTA     1,573,302,985          1,123,942,019           449,360,966
                                          ----------------       ----------------       ---------------
   Nonadmitted ordinary DTA                    326,583,260            124,457,573           202,125,687
                                          ----------------       ----------------       ---------------
   Admitted ordinary DTA                     1,246,719,725            999,484,446           247,235,279
                                          ----------------       ----------------       ---------------
DTA: CAPITAL
  Bonds and other investments                   20,282,441            108,023,027           (87,740,586)
  Unrealized gains/losses                      156,746,247             48,525,647           108,220,600
                                          ----------------       ----------------       ---------------
                   SUBTOTAL: DTA CAPITAL       177,028,688            156,548,674            20,480,014
   Capital statutory valuation allowance                --                     --                    --
                                          ----------------       ----------------       ---------------
        TOTAL ADJUSTED GROSS CAPITAL DTA       177,028,688            156,548,674            20,480,014
   Nonadmitted capital DTA                     171,377,688            146,329,674            25,048,014
                                          ----------------       ----------------       ---------------
   Admitted capital DTA                          5,651,000             10,219,000            (4,568,000)
                                          ----------------       ----------------       ---------------
                      TOTAL ADMITTED DTA    $1,252,370,725         $1,009,703,446          $242,667,279
                                          ----------------       ----------------       ---------------
DTL: ORDINARY
  Bonds and other investments                $(174,246,402)         $(242,823,242)          $68,576,840
  Unrealized Ordinary Gains/Losses            (360,418,791)                    --          (360,418,791)
  Deferred and uncollected                     (24,610,814)           (23,194,408)           (1,416,406)
  Reserves                                    (154,167,836)          (176,329,997)           22,162,161
  Other                                         (9,109,656)           (22,942,625)           13,832,969
                                          ----------------       ----------------       ---------------
                TOTAL GROSS ORDINARY DTL      (722,553,499)          (465,290,272)         (257,263,227)
                                          ----------------       ----------------       ---------------
DTL: CAPITAL
  Investment related                                    --                     --                    --
  Other                                                 --                     --                    --
                                          ----------------       ----------------       ---------------
                 TOTAL GROSS CAPITAL DTL                --                     --                    --
                                          ----------------       ----------------       ---------------
                      TOTAL ADJUSTED DTA     1,750,331,673          1,280,490,693           469,840,980
                               TOTAL DTL      (722,553,499)          (465,290,272)         (257,263,227)
                                          ----------------       ----------------       ---------------
                  NET ADJUSTED DTA/(DTL)    $1,027,778,174           $815,200,421          $212,577,753
                                          ----------------       ----------------       ---------------
Adjust for the change in deferred tax on
 unrealized gains/(losses)                                                                  285,745,232
Adjust for the stock compensation
 transfer                                                                                     1,286,037
Other adjustments                                                                                    --
                                                                                        ---------------
Adjusted change in net deferred income
 tax                                                                                       $499,609,022
                                                                                        ---------------

D.  Reconciliation of federal income tax rate to actual effective tax rate:

     The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

                                                  2011
                                                        % OF PRE-TAX
                                                           INCOME
                                 TAX EFFECT            $(732,529,932)
--------------------------------------------------------------------------
Statutory tax -- 35%            $(256,385,476)                  35.00%
Tax preferred investments         (91,500,000)                  12.49%
Affiliated dividends              (25,714,500)                   3.51%
IMR Adjustments                            --                    0.00%
All other                            (683,314)                   0.09%
                               --------------          --------------
   TOTAL STATUTORY INCOME TAX   $(374,283,290)                  51.09%
                               --------------          --------------
Federal and foreign income
 taxes incurred                  $115,068,345                  (15.71)%
Federal income tax on net
 capital gains                     10,257,387                   (1.40)%
Change in net deferred assets
 to aggregate write-ins                    --                    0.00%
Change in net deferred income
 taxes                           (499,609,022)                  68.20%
                               --------------          --------------
   TOTAL STATUTORY INCOME TAX   $(374,283,290)                  51.09%
                               --------------          --------------

                                               2010                                     2009
                                                    % OF PRE-TAX                              % OF PRE-TAX
                                                       INCOME                                    INCOME
                                TAX EFFECT           $39,421,066       TAX EFFECT            $2,854,257,293
-----------------------------  --------------------------------------------------------------------------------
Statutory tax -- 35%            $13,797,373               35.00%       $998,990,053                 35.00%
Tax preferred investments       (92,800,000)            (235.41)%       (97,710,060)                (3.42)%
Affiliated dividends            (49,000,000)            (124.30)%                --                  0.00%
IMR Adjustments                  18,491,508               46.91%                 --                  0.00%
All other                        21,947,331               55.68%        (31,173,685)                 1.09%
                               ------------          ----------       -------------          ------------
   TOTAL STATUTORY INCOME TAX  $(87,563,788)            (222.12)%      $870,106,308                 30.48%
                               ------------          ----------       -------------          ------------
Federal and foreign income
 taxes incurred                $(65,495,355)            (166.14)%      $446,707,922                 15.66%
Federal income tax on net
 capital gains                   24,972,650               63.35%         (1,061,661)                (0.04)%
Change in net deferred assets
 to aggregate write-ins                  --                0.00%                 --                  0.00%
Change in net deferred income
 taxes                          (47,041,083)            (119.33)%       424,460,047                 14.87%
                               ------------          ----------       -------------          ------------
   TOTAL STATUTORY INCOME TAX  $(87,563,788)            (222.12)%      $870,106,308                 30.48%
                               ------------          ----------       -------------          ------------

E. 1. At December 31, 2011, the Company had $0 of net operating loss carryforward and $33,607,581 of foreign tax credit carryforward.

2. The amount of federal income taxes incurred in the current year and prior year that will be available for recoupment in the event of future net losses are:

2011                                                              $ --
2010                                                              $ --
2009                                                              $ --

3. The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2011.

F. 1. The Company's federal income tax return is consolidated within The Hartford's consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

The Hartford Financial Services Group, Inc. (Parent)   Federal Trust Corporation
Hartford Holdings, Inc.                                Hartford Integrated Technologies, Inc.
Nutmeg Insurance Company                               Business Management Group, Inc.
Heritage Holdings, Inc.                                Hartford Underwriters General Agency, Inc.
Hartford Fire Insurance Company                        Hartford of Texas General Agency, Inc.
Hartford Accident and Indemnity Company                Nutmeg Insurance Agency, Inc.
Hartford Casualty Insurance Company                    Hartford Lloyd's Corporation
Hartford Underwriters Insurance Company                1st AgChoice, Inc.
Twin City Fire Insurance Company                       ClaimPlace, Inc.
Pacific Insurance Company, Ltd.                        Access CoverageCorp, Inc.
Trumbull Insurance Company                             Access CoverageCorp Technologies, Inc.
Hartford Insurance Company of Illinois                 Hartford Casualty General Agency, Inc.
Hartford Insurance Company of the Midwest              Hartford Fire General Agency, Inc.
Hartford Insurance Company of the Southeast            Hartford Strategic Investments LLC
Hartford Lloyd's Insurance Company                     Hartford Life, Inc.
Property & Casualty Insurance Co. of Hartford          Hartford Life and Accident Insurance Company
Sentinel Insurance Company, Ltd.                       Hartford Life International Ltd.
First State Insurance Company                          Hartford Equity Sales Company, Inc.
New England Insurance Company                          Hartford-Comprehensive Employee Benefit Service Co.
New England Reinsurance Corporation                    Hartford Securities Distribution Company, Inc.
Fencourt Reinsurance Company, Ltd.                     The Evergreen Group, Incorporated
Heritage Reinsurance Co., Ltd.                         Hartford Administrative Services Company
New Ocean Insurance Co., Ltd.                          Woodbury Financial Services, Inc.
Hartford Investment Management Co.                     Hartford Life, Ltd.
HARCO Property Services, Inc.                          Hartford Life Alliance, LLC
Four Thirty Seven Land Company, Inc.                   Hartford Life Insurance Company
HRA, Inc.                                              Hartford Life and Annuity Insurance Company
HRA Brokerage Services. Inc.                           Hartford International Life Reassurance Corp.
Hartford Technology Services Company                   Hartford Hedge Fund Company, LLC
Ersatz Corporation                                     American Maturity Life Insurance Company
Federal Trust Bank                                     Champlain Life Reinsurance Company
Federal Trust Mortgage Company                         White River Life Reinsurance Company

  2.   Federal Income Tax Allocation

       The Company is included in the consolidated federal income tax return of The Hartford and its includable subsidiaries. Estimated tax payments are made quarterly, at which time intercompany tax settlements are made. In the subsequent year, additional settlements are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

6. REINSURANCE

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $27,899,817 and $200,232,730 respectively, as of December 31, 2011 and $30,695,750 and $263,290,073 respectively, as of December 31, 2010.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

                                                        DIRECT            ASSUMED             CEDED                    NET
---------------------------------------------------------------------------------------------------------------------------------
2011
Aggregate reserves for future benefits               $10,948,992,648    $5,217,901,345    $(4,953,576,011)        $11,213,317,982
Policy and contract claim liabilities                     77,162,981         9,362,396        (38,432,611)             48,092,766
Premium and annuity considerations                     2,478,347,638       327,157,421     (1,404,362,300)          1,401,142,759
Death, annuity, disability and other benefits            541,731,135       421,610,418       (251,193,984)            712,147,569
Surrenders and other fund withdrawals                  8,945,267,166       260,269,537     (8,873,703,048)            331,833,655

\

                                                       DIRECT           ASSUMED             CEDED                     NET
---------------------------------------------------------------------------------------------------------------------------------
2010
Aggregate reserves for future benefits              $9,741,574,542    $3,144,059,280     $(4,095,902,315)          $8,789,731,507
Policy and contract claim liabilities                   54,934,084        10,325,147         (23,615,797)              41,643,434
Premium and annuity considerations                   2,667,556,144       652,323,718      (2,209,840,036)           1,110,039,826
Death, annuity, disability and other benefits          487,561,170       390,966,382        (172,286,142)             706,241,410
Surrenders and other fund withdrawals                8,302,516,938       209,026,355      (8,228,197,412)             283,345,881

                                                  DIRECT           ASSUMED             CEDED                     NET
---------------------------------------------------------------------------------------------------------------------------------
2009
Aggregate reserves for future benefits         $8,933,879,818    $2,900,085,402     $(3,700,210,296)          $8,133,754,924
Policy and contract claim liabilities              57,230,687         8,119,389         (31,367,442)              33,982,634
Premium and annuity considerations              3,748,791,357       332,506,411     (59,184,582,660)         (55,103,284,892)
Death, annuity, disability and other              414,536,725       348,187,105        (135,525,518)             627,198,312
 benefits
Surrenders and other fund withdrawals           7,148,343,641       295,272,000      (2,041,820,000)           5,401,795,641

A.  EXTERNAL REINSURANCE

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. The Company had no external reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company's surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $396,054,980 in 2011, an increase of $161,739,538 from the 2010 balance of $234,315,442. The total amount of reinsurance credits taken for this agreement was $609,315,354 in 2011, an increase of $248,830,058 from the 2010 balance of $360,485,296.

B.  REINSURANCE ASSUMED FROM AFFILIATES

The Company has reinsurance agreements with Hartford Life Insurance K.K. ("HLIKK"), a Japan based affiliate and a wholly owned subsidiary of The Hartford. Under these agreements, HLIKK ceded 100% of its covered risks to the Company. In the second quarter of 2009, HLIKK ceased issuing new business in Japan. As a result, no additional contracts were reinsured by the Company after the second quarter of 2009. The following list describes the reinsurance agreements with HLIKK:

- Effective August 31, 2005, the Company assumed in-force and prospective GMIB riders. Via amendment, effective July 31, 2006, the Company also assumed GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006. GMIB riders issued prior to April 1, 2005 were recaptured, while GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company. Additionally, a tiered premium structure was implemented. In connection with this Reinsurance Agreement, the Company collected premiums of $179,915,572, $160,823,000 and $161,329,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

- Effective September 30, 2007, the Company assumed in-force and prospective "3Win" annuities which bundle guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB risks. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion, triggered during 2008 and of this amount, $2.0 billion have elected the GMIB payout annuity, while the remainder elected a lump-sum payout. The Company received the additional considerations, net of the first annuity payout, and is paying the associated benefits to HLIKK over the payout period. As a result, in 2009 the Company entered into a funding agreement with HLIC in the amount of $1,468,809,904 for the purpose of funding these payments. The funding agreement calls for scheduled annual payouts on October 31 with interest at 5.16% through 2019. In connection with this reinsurance agreement, the Company collected premiums of $859,383, $824,000 and $11,357,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

- Effective February 29, 2008, the Company assumed certain in-force and prospective GMIB and GMDB riders issued on or after February 1, 2008. In connection with this agreement, the Company collected premiums of $3,559,447, $3,413,000 and $3,398,000 for the years ended December 31, 2011,
    2010 and 2009, respectively.

- Effective October 1, 2008, the Company assumed certain in-force and prospective GMDB riders issued on or after April 1, 2005. In connection with this agreement, the Company collected premiums of $3,044,045, $2,952,000 and $2,772,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

- Effective November 1, 2010, the Company entered into a modified coinsurance ("Modco") reinsurance agreement with an affiliate, Hartford Life Limited ("HLL"), a wholly-owned subsidiary of Hartford Life International, Ltd. where HLL agreed to cede and the Company agreed to assume 100% of the risks associated with GMDB and GMWB riders written by and in-force with HLL. In connection with this agreement as of December 31, 2011 and 2010, the Company recorded a net receivable of $35,984,078 and $21,952,000, respectively, and collected premiums of $10,370,089 and $344,271,000 for the years ended December 31, 2011 and 2010, respectively.

C. REINSURANCE CEDED TO AFFILIATES

Effective October 1, 2009, the Company entered into a Modco and coinsurance with funds withheld reinsurance agreement ("WRR Agreement") with White River Life Reinsurance Company ("WRR"), an affiliated captive insurance company unauthorized in the State of Connecticut. The WRR Agreement provides that the Company will cede, and WRR will assume 100% of the inforce and prospective variable annuities and riders written or reinsured by the Company as summarized below:

-   Direct written variable annuities and the associated GMDB and GMWB riders;

- Variable annuity contract and rider benefits written by HLIKK, which are reinsured to the Company;

- Annuity contracts and associated riders assumed by the Company under unaffiliated assumption reinsurance agreements; and,

- Annuitizations of and certain other settlement options offered under direct annuity contracts.

Under Modco, the assets and liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the balance sheet of the Company in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through Modco and funds withheld adjustments.

Effective November 1, 2010, the Company amended the WRR Agreement to cede, on a Modco basis, GMDB and GMWB written by and in force with HLL and assumed by the Company effective November 1, 2010.

In connection with the WRR Agreement for the years ended December 31, 2011, 2010, and 2009, the Company recorded a net receivable/(payable) of $221,498,890, $247,758,000, and ($209,572,000), respectively, with net payables reported within Other liabilities on the Statements of Admitted Assets, Liabilities and Capital and Surplus, Funds held under reinsurance treaties with unauthorized reinsurers of $189,281,081, $237,537,000, and $0, respectively, and paid premiums of $885,985,397, $1,558,884,000, and $58,332,509,000, respectively.

Effective November 1, 2007, the Company entered into a Modco and coinsurance with funds withheld reinsurance agreement with Champlain Life Reinsurance Company ("Champlain Life"), an affiliated captive insurance company unauthorized in the State of Connecticut. Champlain Life uses a third party letter of credit to back a certain portion of its statutory reserves, and this letter of credit has been assigned to the Company in order to provide collateral for the Company to take reinsurance credit under this agreement. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement on the effective date was $194,430,212. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net $0 future impact to surplus. The Company reported paid premiums of $209,973,214, $348,509,000 and $567,248,000 for the years ended December 31,
2011, 2010 and 2009, respectively.

7. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following table presents premiums and annuity considerations (deferred and uncollected) as of December 31:

                                                            2011                                         2010
                                             GROSS               NET OF LOADING           GROSS               NET OF LOADING
---------------------------------------------------------------------------------------------------------------------------------
TYPE
Ordinary new business                       $3,057,394               $3,574,806          $2,589,472               $2,934,930
Ordinary renewal                            16,480,250               13,986,006          14,839,975               22,578,933
Group life                                      54,208                   35,800              59,652                   41,073
                                         -------------            -------------       -------------            -------------
                                  TOTAL    $19,591,852              $17,596,612         $17,489,099              $25,554,936
                                         -------------            -------------       -------------            -------------

8. RELATED PARTY TRANSACTIONS

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were charged by

Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by the affiliate Hartford Fire Insurance Company.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

At December 31, 2011 and 2010, the Company reported $19,756,182 and $26,596,241, respectively, as a receivable from and $23,109,160 and $45,865,666, respectively, as a payable to parent, subsidiaries, and affiliates. The terms of the written settlement agreements require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 9 and 12.

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to HLAI:

-   Hartford Financial Services, LLC

-   Hartford Life International, Ltd.

-   Woodbury Financial Services, Inc.

The contribution was made to closely align entities with company issuing the business as well as to more efficiently deploy capital across the organization. The contribution increased the Company's statutory surplus on the contribution date by $1,406,075,123.

9. RETIREMENT PLANS, OTHER POSTRETIREMENT BENEFIT PLANS AND POSTEMPLOYMENT BENEFITS

The Hartford maintains a qualified defined benefit pension plan that covers substantially all employees of the Company. The Hartford also maintains non-qualified pension plans to accrue retirement benefits in excess of Internal Revenue Code limitations. These plans shall be collectively referred to as the "Pension Plans."

For the years ended December 31, 2011, 2010 and 2009, the Company incurred expense related to the Pension Plans of $18,704,662, $15,265,680 and $19,400,102, respectively, related to the allocation of the net periodic benefit cost, benefit payments and funding to the Pension Plans.

The Hartford also provides certain health care and life insurance benefits for eligible retired employees of the Company. The Hartford's contribution for health care benefits will depend upon the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap for certain retirees which limits average company contributions. The Hartford has prefunded a portion of the health care obligations through a trust fund where such prefunding can be accomplished on a tax effective basis. Effective January 1, 2002, company-subsidized retiree medical, retiree dental and retiree life insurance benefits were eliminated for employees with original hire dates with the Company on or after January 1, 2002. For the years ended December 31, 2011, 2010 and 2009, the Company incurred expense related to the other postretirement benefit plans of $1,383,478, $1,567,512 and $2,140,490, respectively.

Substantially all employees of the Company are eligible to participate in The Hartford Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by The Hartford. In addition, The Hartford allocates a percentage of base salary to the Hartford Investment and Savings Plan for eligible employees. In 2011, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost allocated to the Company for the years ended December 31, 2011, 2010 and 2009 was $4,883,327, $5,756,026 and $5,995,850, respectively.

The Company participates in postemployment plans sponsored by, and included in the financial statements of, Hartford Fire Insurance Company. These plans provide for medical and salary continuance benefits for employees on long-term disability. For the years ended December 31, 2011, 2010, and 2009, the Company was allocated expense under these plans of $664,382, $712,102, and $500,593, respectively. In addition, expense (income) for the Company under this plan was $32,433, ($395,700) and ($391,523) for the years ended December 31, 2011, 2010 and 2009, respectively, resulting from valuation adjustments.

10. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the "Commissioner"), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. In 2011, 2010, and 2009, ordinary dividends of $0, $72,000,000 and $0, respectively, were paid. With respect to dividends to its parent HLIC, the Company's dividend limitation under the holding company laws of Connecticut is $393,143,907 in 2012.

11. SEPARATE ACCOUNTS

The Company maintained Separate Account assets totaling $48,255,070,982 and $58,419,988,303 as of December 31, 2011 and 2010, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines into a Separate Account.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Account. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2011 and 2010, the Company's Separate Account statement included legally insulated assets of $48,255,070,982 and $58,419,988,303, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company's Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Account fees, net of minimum guarantees, were $1,095,419,763, $1,172,978,000 and $1,165,306,000 for the years ended December 31, 2011, 2010 and 2009, respectively, and are recorded as a component of fee income on the Company's Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2011 is as follows:

                                                            NONINDEXED
                                                            GUARANTEED        NONINDEXED
                                                            LESS THAN         GUARANTEED       NONGUARANTEED
                                                             OR EQUAL         MORE THAN          SEPARATE
                                            INDEXED           TO 4%               4%             ACCOUNTS             TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Premium considerations or deposits for
 the year ended 2011:
                                              $ --             $ --              $ --             $866,204,030       $866,204,030
                                              ----             ----              ----        -----------------  -----------------
Reserves @ year-end:
 For accounts with assets at:
  Fair value                                    --               --                --           47,393,828,472     47,393,828,472
  Amortized cost                                --               --                --                       --                 --
                                              ----             ----              ----        -----------------  -----------------
                         TOTAL RESERVES         --               --                --           47,393,828,472     47,393,828,472
                                              ----             ----              ----        -----------------  -----------------
 By withdrawal characteristics:
  Subject to discretionary withdrawal           --               --                --                       --                 --
  With fair value adjustment                    --               --                --                       --                 --
  At BV without FV adjustment and with
   surrender charge of 5% or more               --               --                --                       --                 --
  At fair value                                 --               --                --           47,285,004,026     47,285,004,026
  At BV without FV adjustment and with
   surrender charge of less than 5%             --               --                --                       --                 --
                                              ----             ----              ----        -----------------  -----------------
                               SUBTOTAL         --               --                --           47,285,004,026     47,285,004,026
  Not subject to discretionary
   withdrawal                                   --               --                --              108,824,446        108,824,446
                                              ----             ----              ----        -----------------  -----------------
                                  TOTAL       $ --             $ --              $ --          $47,393,828,472    $47,393,828,472
                                              ----             ----              ----        -----------------  -----------------

Below is the reconciliation of Net transfers from Separate Accounts as of December 31,

                                                                    2011                   2010                   2009
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                     $866,204,030         $1,066,846,000         $1,658,014,000
Transfer from Separate Accounts                                 (8,302,354,037)        (7,208,445,000)        (5,464,863,000)
                                                              ----------------       ----------------       ----------------
Net transfer from Separate Accounts                             (7,436,150,007)        (6,141,599,000)        (3,806,849,000)
Internal exchanges and other Separate Account activity             (10,460,311)            (2,822,000)              (672,000)
                                                              ----------------       ----------------       ----------------
Transfer from Separate Accounts on the Statements of
 Operations                                                    $(7,446,610,318)       $(6,144,421,000)       $(3,807,521,000)
                                                              ----------------       ----------------       ----------------

12.  COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

MUTUAL FUND FEES LITIGATION -- In October 2010, a derivative action was brought on behalf of six Hartford retail mutual funds in the United States District Court for the District of Delaware, alleging that Hartford Investment Financial Services, LLC ("HIFSCO"), an indirect subsidiary of the Company, received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the Investment Company Act of 1940. In February 2011, a nearly identical derivative action was brought against HIFSCO in the United States District Court for the District of New Jersey, on behalf of six additional Hartford retail mutual funds. Both actions were assigned to the Honorable Renee Marie Bumb, a judge in the District of New Jersey who was sitting by designation with respect to the Delaware action. Plaintiffs in each action seek to rescind the investment management agreements and distribution plans between HIFSCO and the Hartford mutual funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received. In addition, plaintiffs in the New Jersey action seek recovery of lost earnings. HIFSCO moved to dismiss both actions and, in September 2011, the motions to dismiss were granted in part and denied in part, with leave to amend the complaints. In November 2011, a stipulation of voluntary dismissal was filed in the Delaware action and plaintiffs in the New Jersey action filed an amended complaint on behalf of six Hartford mutual funds, seeking the same relief as in their original complaint. HIFSCO disputes the allegations and has filed a partial motion to dismiss.

(B) GUARANTY FUNDS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $777,869, $166,851 and $(18,677) in 2011, 2010 and 2009 respectively, of which
$694,413, $34,365 and $497,971 in 2011, 2010 and 2009 respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,433,408 and $2,738,995 as of December 31, 2011 and 2010,
respectively.

(C) LEASES

As discussed in Note 8, transactions with The Hartford include rental facilities and equipment. Rent paid by the Company to The Hartford for its share of space occupied and equipment used by The Hartford's life insurance companies was $8,039,174, $6,941,575 and $9,704,610 in 2011, 2010 and 2009, respectively.
Future minimum rental commitments are as follows:

2012                               $6,479,417
2013                                5,052,469
2014                                3,455,785
2015                                2,547,414
2016                                1,883,930
Thereafter                          2,957,552
                                -------------
Total                             $22,376,567
                                -------------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense was recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expired on December 31, 2009, and amounted to $0, $0 and $5,282,511 in 2011, 2010 and 2009, respectively. In the first quarter of 2010, the Company's indirect parent, Hartford Life and Accident Insurance Company, purchased its headquarters property for $46 million.

(D) TAX MATTERS

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS") as part of The Hartford's consolidated tax return. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2009 commenced during 2010 and is expected to conclude by the end of 2012, with no material impact on the consolidated financial condition or results of operations. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above in Note 5.

The Separate Account dividend received deduction ("DRD") is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company recorded benefits of $119,417,997, $88,631,465 and $113,430,502 related to the Separate Account DRD for the years ended December 31, 2011, 2010 and 2009, respectively. These amounts included benefits (charges) related to prior years' tax returns of $938,384, $(4,168,534) and $15,720,441 in 2011, 2010
and 2009, respectively. In addition, the 2011 DRD benefit includes $26,979,613 tax benefit recorded as a result of a resolution of a tax matter with the IRS for the computation of the DRD for the years 1998, 2000 and 2001.

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on Separate Account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. No regulations have been issued to date. Any regulations that the IRS may ultimately propose for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit for foreign taxes paid including payments from its Separate Account assets. This credit reduces the Company's U.S. tax liability. The Separate Account foreign tax credit is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of Separate Account investments to the international equity markets during the current year. The actual current year foreign tax credit can vary from the estimates due to actual foreign tax credits passed through from the mutual funds. The Company recorded benefits of $6,751,856, $2,396,560 and $11,125,000 related to Separate Account foreign tax credit in the years ended December 31, 2011, 2010 and 2009, respectively. These amounts included benefits (charges) related to prior years' tax returns of $424,481, $(3,504,251) and $1,541,000 in 2011, 2010 and 2009, respectively.

(E) FUNDING OBLIGATION

At December 31, 2011, the Company had outstanding commitments totaling $124,071,000 of which $4,821,000 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average 2 to 4 years) to fund working capital needs or to purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining $119,250,000 of outstanding commitments is related to various private placement and mortgage loan commitments with commitment periods that expire in less than one year.

13.  CORRECTION OF ERRORS

In 2010, the Company reviewed its approach with regard to the calculation of the deferred premium asset ("DPA"), utilizing guidance provided by New York Circular No. 11 (2010). As a result of this review, the Company determined that it had overstated the DPA as a result of using statutory net valuation premium for policies with a deficiency reserve where gross premium should have been used as a basis for establishing the DPA as guided by SSAP No. 51 (Life Contracts). This method was the outcome of a 1997 State of Connecticut audit. The Company also had not reflected ceded DPA amounts nor established an asset for prepaid reinsurance amounts as guided in SSAP No. 61 (Life, Deposit-Type and Accident and Health Reinsurance).

The Company recorded an adjustment to "Capital and Surplus" of $(7,208,000) in 2010 representing the cumulative effect of this change in calculation and accounting for the DPA. The adjustment to "Capital and Surplus" was recorded in "Unassigned Funds" as follows: $14,571,000 in "Change in nonadmitted assets" and $(21,779,000) in "Correction of prior year error." The change in calculation and accounting had an immaterial effect on the Company's net income for the year ended December 31, 2009, and in 2010 and 2011 decreased net income by approximately $1,973,000 and $0, respectively. The effect was immaterial to the Company's Assets, Liabilities and Capital and Surplus for the periods ending December 31, 2010 and 2011.

14.  SALES OF AFFILIATES

On November 23, 2009, the Company entered into a Share Purchase Agreement to sell its joint venture interest in ICATU Hartford Seguros, S.A. ("IHS"), its Brazilian insurance operation, to its partner, ICATU Holding S.A., for $135,000,000. The transaction closed in 2010, and the Company received cash proceeds of $130,000,000, net of capital gains tax withheld of $5,000,000. As a result of the Share Purchase Agreement, the Company recorded an asset impairment charge of $44,000,000 after-tax in 2009, net of unrealized capital gains and foreign currency translation adjustments, in net realized capital losses.

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company received cash proceeds of $19,704,000 for the sale of HICC and $20,043,000 for the sale of HAIL.

15.  RECONCILIATION OF AMOUNTS TO THE ANNUAL STATEMENTS, AS FILED

The following table presents the reclassification of the SSAP 10R adoption impact from unassigned funds to aggregate write-ins for other than special surplus funds reported on page 3, Liabilities, Surplus and Other Funds, of the 2010 and 2009 Annual Statements, as filed:

                                     AGGREGATE
                                   WRITE-INS FOR
                                     OTHER THAN
                                  SPECIAL SURPLUS           UNASSIGNED            TOTAL CAPITAL
(AMOUNTS IN THOUSANDS)                 FUNDS                  FUNDS                AND SURPLUS
----------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
Per Page 3 of Annual Statement         $189,963              $1,003,929              $4,085,601
 Reclassification for SSAP 10R
  Adoption                              266,358                (266,358)                     --
                                     ----------            ------------            ------------
Per the accompanying financial
 statements                            $456,321                $737,571              $4,085,601
                                     ----------            ------------            ------------

The following table presents the reclassification of capital received by the Company to establish WRR on page 5, Cash Flow, of the 2010 and 2009 Annual Statements, as filed:

                                                                                CAPITAL AND            NET CASH
                                       COST OF                                    PAID IN                FROM
                                     INVESTMENTS            NET CASH           SURPLUS, LESS        FINANCING AND
                                     ACQUIRED --              FROM               TREASURY           MISCELLANEOUS
(AMOUNTS IN THOUSANDS)                  STOCK              INVESTMENTS             STOCK               SOURCES
---------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
Per Page 5 of Annual Statement        $(1,124,386)             $43,065            $(213,938)             $590,366
 Receipt of WRR                          (700,000)            (700,000)             700,000               700,000
                                    -------------          -----------          -----------          ------------
Per the accompanying financial
 statements                           $(1,824,386)           $(656,935)             486,062            $1,290,366
                                    -------------          -----------          -----------          ------------

16.  SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2011, through the financial statement issuance date of April 9, 2012. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

On March 21, 2012, the Company's ultimate parent, The Hartford, announced that it has decided to focus on its property and casualty, group benefits and mutual funds businesses. As a result, The Hartford will cease selling its individual annuity products in the second quarter of 2012. In addition, The Hartford is pursuing sales or other strategic alternatives for its individual life, retirement plans and Woodbury Financial Services businesses.

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)       Not Applicable.
(c)       Principal Underwriting Agreement.(2)
(d)       Form of Flexible Premium Variable Life Insurance Policy.(3)
     (1)  Accidental Death Benefit Rider
     (2)  Deduction Amount Waiver Rider
     (3)  Enhanced No-Lapse Guarantee Rider
     (4)  Term Insurance Rider
     (5)  Waiver of Specified Amount Disability Benefit Rider
(e)       Form of Application for Flexible Premium Variable Life Insurance
          Policies.(3)
(f)       Certificate of Incorporation of Hartford and Bylaws of Hartford.(7)
(g)       Contracts of Reinsurance.
     (1)  Canada Life Assurance Company
     (2)  Continental Insurance Company of Chicago Illinois
     (3)  Employers Reassurance Corporation
     (4)  Gerling Global Life Insurance Company
     (5)  Life Reassurance Corporation of America
     (6)  Lincoln National Life Insurance Company
     (7)  Munich American Reassurance Company
     (8)  RGA Reinsurance Company
     (9)  Security Life of Denver Insurance Company
     (10) Swiss RE Life & Health American, Inc.
     (11) Transamerica Occidental Insurance Company
(h)       Participation Agreements and Amendments.
     (1)  AllianceBernstein Variable Products Series Fund, Inc.
     (2)  American Funds Insurance Series
     (3)  Fidelity Variable Insurance Products
     (4)  Franklin Templeton Variable Products Trust
     (5)  Hartford Series Fund, Inc. and Hartford Series Fund II, Inc.
     (6)  Invesco Variable Insurance Funds
     (7)  Lord Abbett Series Fund, Inc.
     (8)  MFS Variable Insurance Trust
     (9)  Oppenheimer Variable Account Funds
     (10) Putnam Variable Trust
     (11) The Universal Institutional Funds, Inc.
     (i) Guarantee Agreement, between Hartford Life and Accident Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993.(6)
     (ii) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(6)
(i)       Administrative Agreements and Amendments.
     (1)  Fidelity Variable Insurance Products
     (2)  Franklin Templeton
     (3)  Hartford Series Fund, Inc. and Hartford Series Fund II, Inc.
     (4)  Invesco Variable Insurance Funds

     (5)  Lord Abbett Series Fund, Inc.
     (6)  The Universal Institutional Funds, Inc.
(j)       Not Applicable.
(k) Opinion and consent of Lisa M. Proch, Assistant General Counsel and Assistant Vice President.
(l)       Not Applicable.
(m)       Not Applicable.
(n)  (1)  Consent of Deloitte & Touche LLP.
     (2)  Independent Auditors' Consent
(o)       No financial statement will be omitted.
(p)       Not Applicable.
(q)       Memorandum describing transfer and redemption procedures.(2)
(r)       Copy of Power of Attorney.

------------

(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61267, on January 23, 1996.

(2) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-6, File No. 333-148814, filed with the Securities and Exchange Commission on April 23, 2012.

(3) Incorporated by reference to the Initial filing to the Registration Statement on Form S-6, File No. 333-83057, on July 16, 1999.

(4) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-136545, filed on May 1, 2009.

(5) Incorporated by reference to the Post-Effective Amendment No. 18 to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 9, 2007.

(6) Incorporated by reference to Post-Effective Amendment No. 9, to the Registration Statement on Form N-4, File No. 333-148565, filed on May 3, 2010.

(7) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-6, File No. 333-148816, filed with the Securities and Exchange Commission on April 23, 2012.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson (1)               Vice President
Ricardo Anzaldua (1)                Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Thomas S. Barnes                    Vice President
David G. Bedard                     Chief Financial Officer, Senior Vice President, Director*
Beth A. Bombara (1)                 Chief Accounting Officer
John B. Brady                       Actuary, Vice President
David A. Bulin                      Vice President
Thomas A. Campbell                  Actuary, Vice President
Jennifer Centrone                   Vice President
Michael R. Chesman (1)              Senior Vice President
Jared A. Collins (2)                Vice President
Michael Concannon (1)               Executive Vice President
Ellen Conway                        Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Raymond E. DiDonna (1)              Vice President
George Eknaian                      Senior Vice President
Mark A. Esposito (1)                Senior Vice President
Michael Fish                        Actuary, Vice President
John W. Gallant                     Vice President
Christopher M. Grinnell             Vice President
Richard Guerrini                    Vice President
Christopher J. Hanlon (3)           Senior Vice President
Stephen B. Harris (1)               Vice President
Elizabeth Horvath                   Actuary, Vice President
Penelope A. Hrib (4)                Actuary, Vice President
Charles E. Hunt (1)                 Vice President
Donald C. Hunt (1)                  Assistant Secretary, Vice President
Jeannie M. Iannello (5)             Vice President
Kathleen E. Jorens (1)              Assistant Treasurer, Vice President
Michael Knipper (1)                 Senior Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
Brian P. Laubacker (6)              Vice President/Regional Sales
David N. Levenson                   Chief Executive Officer, President, Chairman of the Board, Director*
William P. Meaney (3)               Senior Vice President
Thomas Moran (1)                    Director of Taxes, Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Brian Murphy                        Executive Vice President
Mark J. Niland (3)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President
Brian Pedersen                      Vice President
Colleen B. Pernerewski              Vice President, Chief Compliance Officer of Individual Annuity
Glen-Roberts Pitruzzello (1)        Vice President
Robert E. Primmer                   Senior Vice President
Sharon A. Ritchey                   Executive Vice President
David C. Robinson (1)               Senior Vice President
Beverly L. Rohlik (5)               Assistant Vice President, Chief Compliance Officer of Separate Accounts
Michael J. Roscoe                   Actuary, Senior Vice President
Peter F. Sannizzaro                 Senior Vice President
Laura Santirocco (1)                Assistant Secretary, Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Wade A. Seward                      Vice President
Terence Shields (1)                 Assistant Vice President, Corporate Secretary
Mark M. Socha (1)                   Vice President
Martin A. Swanson                   Vice President
Connie Tang (1)                     Actuary, Vice President
Diane E. Tatelman                   Vice President
James P. Van Etten (4)              Vice President
Charles N. Vest                     Actuary, Vice President
Anthony Vidovich (1)                Vice President
James M. Yanosy (1)                 Controller, Senior Vice President

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

(2)  Address: 31 St. James Ave., Suite 600, Boston, MA 02116-4190

(3)  Address: 55 Farmington Avenue, Hartford, CT 06105

(4)  Address: 100 Campus Drive, Florham Park, NJ 07932-1006

(5)  Address: 6820 Wedgwood Road North, Maple Grove, MN 55311-3574

(6)  Address: 12412 Powerscourt Drive, Saint Louis, MO 63131

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement, File No. 333-148814, filed on April 23, 2012.

ITEM 29:  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a "Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (b) HESCO acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A

     Hartford Life and Annuity Insurance Company - Separate Account VL I

     Hartford Life and Annuity Insurance Company - Separate Account VL II

     Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

     (c) Directors and Officers of HESCO

                                              POSITIONS AND OFFICES
NAME                                             WITH UNDERWRITER
---------------------------------------------------------------------------------------
Diane Benken (1)           Chief Financial Officer, Controller/FINOP
Neil S. Chaffee (2)        Vice President/HLPP
Christopher S. Conner (4)  AML Compliance Officer, Chief Compliance Officer
Jeannie M. Iannello (3)    Vice President/ILD Operations
Brian Murphy (1)           President/ILD Business Line Principal, Chief Executive
                           Officer, Chairman of the Board, Director
Robert E. Primmer (1)      Vice President, Director
Stephen A. Roche (1)       Vice President, Director
Cathleen Shine (1)         Secretary

------------

Principal business address of each of the above individuals is:

(1)  200 Hopmeadow Street, Simsbury, CT 06089

(2)  100 Campus Drive, Suite 250, Florham Park, NJ 07932-1006

(3)  6820 Wedgwood Road North, Maple Grove, MN 55311-3574

(4)  1500 Liberty Ridge Drive, Wayne, PA 19087

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of the Registration Statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 23rd day of April, 2012.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
SEPARATE ACCOUNT VL I
(Registrant)

By:    David N. Levenson*                   *By:   /s/ Lisa M. Proch
       -----------------------------------         -----------------------------------
       David N. Levenson,                          Lisa M. Proch
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board,
       Director*

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    David N. Levenson*
       -----------------------------------
       David N. Levenson,
       President, Chief Executive Officer
       and Chairman of the Board,
       Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David G. Bedard, Senior Vice President, Chief
 Financial Officer, and Director*
Beth A. Bombara, Chief Accounting Officer*
David N. Levenson, President, Chief Executive
 Officer, Chairman of the Board, and Director*                     *By:   /s/ Lisa M. Proch
                                                                          -----------------------------------
Mark J. Niland, Senior Vice President,                                    Lisa M. Proch
 and Director*                                                            Attorney-in-Fact
                                                                   Date:  April 23, 2012

333-93319

                                 EXHIBIT INDEX

      1.1  Policy Riders
           (a) Accidental Death Benefit Rider
           (b) Deduction Amount Waiver Rider
           (c) Enhanced No-Lapse Guarantee Rider
           (d) Term Insurance Rider
           (e) Waiver of Specified Amount Disability Benefit Rider
      1.2  Contracts of Reinsurance
           (a) Canada Life Assurance Company
           (b) Continental Insurance Company of Chicago Illinois
           (c) Employers Reassurance Corporation
           (d) Gerling Global Life Insurance Company
           (e) Life Reassurance Corporation of America
           (f) Lincoln National Life Insurance Company
           (g) Munich American Reassurance Company
           (h) RGA Reinsurance Company
           (i) Security Life of Denver Insurance Company
           (j) Swiss RE Life & Health American, Inc.
           (k) Transamerica Occidental Insurance Company
      1.3  Fund Participation Agreements and Amendments
           (a) AllianceBernstein Variable Products Series Fund, Inc.
           (b) American Funds Insurance Series
           (c) Fidelity Variable Insurance Products
           (d) Franklin Templeton Variable Products Trust
           (e) Hartford Series Fund, Inc. and Hartford Series Fund II, Inc.
           (f) Invesco Variable Insurance Funds
           (g) Lord Abbett Series Fund, Inc.
           (h) MFS Variable Insurance Trust
           (i) Oppenheimer Variable Account Funds
           (j) Putnam Variable Trust
           (k) The Universal Institutional Funds, Inc.
      1.4  Administrative Services Agreements and Amendments
           (a) Fidelity Variable Insurance Products
           (b) Franklin Templeton
           (c) Hartford Series Fund, Inc. and Hartford Series Fund II, Inc.
           (d) Invesco Variable Insurance Funds
           (e) Lord Abbett Series Fund, Inc.
           (f) The Universal Institutional Funds, Inc.
      1.5  Opinion and Consent of Lisa M. Proch, Assistant General Counsel and Assistant Vice President.
      1.6  (a) Consent of Deloitte & Touche LLP.
           (b) Independent Auditors' Consent
      1.7  Copy of Power of Attorney.